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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 6/30

Date of reporting period: 3/31/12

Item 1. Schedule of Investments.

INTECH Global Dividend Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 98.7%
Aerospace and Defense — 2.2%
2,323	BAE Systems PLC	$ 11,142
2,128	Finmeccanica SpA	11,521
1,100	Lockheed Martin Corp.	98,846
100	Northrop Grumman Corp.	6,108
700	Raytheon Co.	36,946
		164,563
Airlines — 0.1%
5,000	Cathay Pacific Airways, Ltd.	9,259
Appliances — 0.7%
1,263	Electrolux A.B.	26,718
300	Whirlpool Corp.	23,058
		49,776
Athletic Footwear — 0.1%
2,000	Yue Yuen Industrial Holdings, Ltd.	7,018
Beverages - Non-Alcoholic — 0.4%
1,706	Coca-Cola Amatil, Ltd.	22,032
326	Coca-Cola Hellenic Bottling Co. S.A.	6,238
		28,270
Beverages - Wine and Spirits — 0.3%
958	Diageo PLC	23,020
Building - Heavy Construction — 1.0%
201	Acciona S.A.	14,034
361	ACS Actividades de Construccion y Servicios S.A.	9,238
417	Aker Solutions A.S.A.	7,060
4,000	Cheung Kong Infrastructure Holdings, Ltd.	24,339
466	Skanska A.B. - Class B	8,083
173	Vinci S.A.	9,020
		71,774
Building and Construction - Miscellaneous — 0.9%
1,959	Balfour Beatty PLC	8,945
249	Bouygues S.A.	7,614
219	Eiffage S.A.	8,472
3,058	Ferrovial S.A.	35,142
186	Koninklijke Boskalis Westminster N.V.	6,986
		67,159
Building and Construction Products - Miscellaneous — 0.3%
123	Cie de Saint-Gobain	5,492
82	Geberit A.G.	17,165
		22,657
Building Products - Cement and Aggregate — 1.4%
2,039	Cimpor-Cimentos de Portugal SGPS S.A.*	13,595
4,457	CRH PLC	90,934
		104,529
Building Products - Doors and Windows — 0.1%
1,000	Asahi Glass Co., Ltd.	8,483
Cable/Satellite Television — 0.3%
400	Cablevision Systems Corp. - Class A	5,872
700	Shaw Communications, Inc. - Class B	14,819
		20,691
Casino Hotels — 0.2%
3,690	SKYCITY Entertainment Group, Ltd.	11,901
Casino Services — 0.3%
500	Sankyo Co., Ltd.	24,532
Cellular Telecommunications — 1.0%
669	Cellcom Israel, Ltd.	8,601
366	Mobistar S.A.	18,229
4	NTT DoCoMo, Inc.	6,642
1,047	Partner Communications Co., Ltd.	7,985
300	Rogers Communications, Inc. - Class B	11,913
6,173	Vodafone Group PLC	17,001
		70,371
Chemicals - Diversified — 0.9%
109	Akzo Nobel N.V.	6,435
326	BASF S.E.	28,513
100	E.I. du Pont de Nemours & Co.	5,290
1,088	Israel Chemicals, Ltd.	12,466
1,000	Kaneka Corp.	6,030
118	Koninklijke DSM N.V.	6,827
47	Wacker Chemie A.G.	4,143
		69,704
Chemicals - Specialty — 0.1%
99	Lonza Group A.G.	5,119
Commercial Banks — 4.2%
3,000	Aozora Bank, Ltd.	8,665
1,227	Banco Bilbao Vizcaya Argentaria S.A.	9,763
4,142	Banco de Sabadell S.A.	11,279
2,373	Banco Santander S.A.	18,258
200	Bank of Montreal	11,893
100	Bank of Nova Scotia	5,604
2,411	Bendigo and Adelaide Bank, Ltd.	19,350
4,000	BOC Hong Kong Holdings, Ltd.	11,049
2,652	CaixaBank	10,323
100	Canadian Imperial Bank of Commerce	7,645
218	Commonwealth Bank of Australia	11,311
1,000	DBS Group Holdings, Ltd.	11,283
278	Erste Group Bank A.G.	6,410
700	Hang Seng Bank, Ltd.	9,303
100	M&T Bank Corp.	8,688
200	National Bank of Canada	15,919
1,000	Oversea-Chinese Banking Corp., Ltd.	7,098
2,000	Resona Holdings, Inc.	9,208
200	Royal Bank of Canada	11,594
2,900	Seven Bank, Ltd.	6,343
1,100	Sumitomo Mitsui Financial Group, Inc.	36,197
979	Svenska Handelsbanken A.B. - Class A	31,221
100	Toronto-Dominion Bank	8,490
1,000	United Overseas Bank, Ltd.	14,602
568	Westpac Banking Corp.	12,876
		314,372
Commercial Services - Finance — 1.1%
3,200	H&R Block, Inc.	52,704
1,000	Paychex, Inc.	30,990
		83,694
Computer Services — 0.1%
640	Indra Sistemas S.A.	7,841
Consumer Products - Miscellaneous — 0.7%
100	Clorox Co.	6,875
600	Kimberly-Clark Corp.	44,334
		51,209
Cosmetics and Toiletries — 0.1%
500	Avon Products, Inc.	9,680
Distribution/Wholesale — 0.9%
1,000	Genuine Parts Co.	62,750
Diversified Financial Services — 0.1%
1,346	Investec PLC	8,230
Diversified Operations — 3.1%
900	Eaton Corp.	44,847
96	Groupe Bruxelles Lambert S.A.	7,430
7,000	Keppel Corp., Ltd.	61,216
900	Leggett & Platt, Inc.	20,709
11,000	NWS Holdings, Ltd.	16,829
1,241	Orkla A.S.A.	9,826
1,500	Swire Pacific, Ltd. - Class A	16,815
1,295	Wartsila Oyj Abp	48,836
		226,508
Diversified Operations - Commercial Services — 0.4%
4,204	Brambles, Ltd.	30,911
Electric - Distribution — 0.1%
492	AGL Energy, Ltd.	7,515
Electric - Generation — 0.2%
600	Electric Power Development Co., Ltd.	16,271
Electric - Integrated — 15.5%
300	Alliant Energy Corp.	12,996
300	American Electric Power Co., Inc.	11,574
1,700	Chubu Electric Power Co., Inc.	30,692
2,000	CLP Holdings, Ltd.	17,256
1,300	Consolidated Edison, Inc.	75,946
200	Dominion Resources, Inc.	10,242
900	DTE Energy Co.	49,527
4,300	Duke Energy Corp.	90,343
521	E.ON A.G.	12,478
1,000	Edison International	42,510
3,630	Energias de Portugal S.A.*	10,557
500	Entergy Corp.	33,600
500	Exelon Corp.	19,605
400	FirstEnergy Corp.	18,236
200	Fortis, Inc.	6,472
401	Fortum Oyj	9,732
437	GDF Suez	11,288
600	Hokuriku Electric Power Co.	10,847
2,312	Iberdrola S.A.*	13,124
400	Integrys Energy Group, Inc.	21,196
5,761	International Power PLC	37,315
400	Kansai Electric Power Co., Inc.	6,197
100	NextEra Energy, Inc.	6,108
200	Northeast Utilities	7,424
200	NSTAR	9,726
1,100	Pepco Holdings, Inc.	20,779
200	PG&E Corp.	8,682
800	Pinnacle West Capital Corp.	38,320
1,500	Power Assets Holdings, Ltd.	11,011
1,400	PPL Corp.	39,564
1,900	Progress Energy, Inc.	100,909
900	Public Service Enterprise Group, Inc.	27,549
374	RWE A.G.	17,857
1,100	SCANA Corp.	50,171
1,300	Southern Co.	58,409
2,740	SSE PLC	58,238
1,000	TransAlta Corp.	18,753
1,600	Wisconsin Energy Corp.	56,288
2,500	Xcel Energy, Inc.	66,175
		1,147,696
Electric – Transmission — 0.3%
195	Red Electrica Corp. S.A.	9,540
3,585	Terna Rete Elettrica Nazionale SpA	14,409
		23,949
Electronic Components - Miscellaneous — 0.6%
1,000	Garmin, Ltd.	46,950
Electronic Components – Semiconductors — 0.7%
1,100	Microchip Technology, Inc.	40,920
1,443	STMicroelectronics N.V.	11,790
		52,710
Engineering - Research and Development Services — 0.5%
8,000	SembCorp Industries, Ltd.	33,612
205	WorleyParsons, Ltd.	6,078
		39,690
Enterprise Software/Services — 0.3%
1,000	Nomura Research Institute, Ltd.	24,810
Finance - Credit Card — 0.2%
1,000	Aeon Credit Service Co., Ltd.	15,734
Finance - Investment Bankers/Brokers — 0.3%
1,338	ICAP PLC	8,406
392	Macquarie Group, Ltd.	11,805
		20,211
Finance - Other Services — 0.9%
315	ASX, Ltd.	10,831
127	Deutsche Boerse A.G.	8,549
395	London Stock Exchange Group PLC	6,532
300	NYSE Euronext	9,003
2,000	Singapore Exchange, Ltd.	11,045
400	TMX Group, Inc.*	17,970
		63,930
Food - Miscellaneous/Diversified — 1.7%
200	Campbell Soup Co.	6,770
1,200	ConAgra Foods, Inc.	31,512
100	General Mills, Inc.	3,945
200	H.J. Heinz Co.	10,710
100	Kellogg Co.	5,363
800	Kraft Foods, Inc. - Class A	30,408
371	Nestle S.A.	23,352
217	Unilever N.V.	7,383
301	Unilever PLC	9,936
		129,379
Food - Retail — 0.5%
79	Casino Guichard Perrachon S.A.	7,785
117	Delhaize Group S.A.	6,155
1,726	J. Sainsbury PLC	8,593
1,049	Tesco PLC	5,536
311	Woolworths, Ltd.	8,368
		36,437
Food - Wholesale/Distribution — 0.6%
5,247	Metcash, Ltd.	23,365
700	Sysco Corp.	20,902
		44,267
Gas - Transportation — 3.3%
600	CenterPoint Energy, Inc.	11,832
1,806	Centrica PLC	9,139
560	Enagas S.A.	10,776
2,644	Gas Natural SDG S.A.	42,238
3,539	National Grid PLC	35,686
2,900	NiSource, Inc.	70,615
500	Sempra Energy	29,980
6,965	Snam SpA	33,492
		243,758
Import/Export — 1.7%
1,400	ITOCHU Corp.	15,277
6,000	Marubeni Corp.	43,287
600	Mitsubishi Corp.	13,922
1,000	Mitsui & Co., Ltd.	16,399
2,500	Sumitomo Corp.	36,133
		125,018
Insurance Brokers — 0.3%
200	Marsh & McLennan Cos., Inc.	6,558
500	Willis Group Holdings PLC	17,490
		24,048
Investment Companies — 0.6%
406	Investor A.B. - Class B	9,006
78	Pargesa Holding S.A.	5,610
608	Ratos A.B. - Class B	8,444
5,597	Resolution, Ltd.	23,390
		46,450
Investment Management and Advisory Services — 0.5%
400	CI Financial Corp.	9,122
200	IGM Financial, Inc.	9,316
8,798	Man Group PLC	18,967
		37,405
Life and Health Insurance — 1.2%
500	Great-West Lifeco, Inc.	12,304
1,000	Manulife Financial Corp.	13,548
400	Power Corp. of Canada	10,606
300	Power Financial Corp.	8,827
644	Prudential PLC	7,699
3,664	Standard Life PLC	13,460
500	Sun Life Financial, Inc.	11,868
75	Swiss Life Holding A.G.	8,926
		87,238
Lottery Services — 0.5%
13,492	Tatts Group, Ltd.	34,652
Machinery - General Industrial — 0.1%
620	Zardoya Otis S.A.	8,028
Medical - Drugs — 8.6%
600	Abbott Laboratories	36,774
200	Astellas Pharma, Inc.	8,217
216	AstraZeneca PLC	9,600
3,200	Bristol-Myers Squibb Co.	108,000
800	Eisai Co., Ltd.	31,807
700	Eli Lilly & Co.	28,189
2,071	GlaxoSmithKline PLC	46,254
100	Johnson & Johnson	6,596
278	Novartis A.G.	15,391
600	ONO Pharmaceutical Co., Ltd.	33,426
650	Orion Oyj - Class B	12,846
5,400	Pfizer, Inc.	122,364
435	Roche Holding A.G.	75,730
664	Sanofi	51,559
500	Shionogi & Co., Ltd.	6,912
200	Takeda Pharmaceutical Co., Ltd.	8,810
737	UCB S.A.	31,793
		634,268
Medical Products — 0.2%
281	Cochlear, Ltd.	18,013
Metal - Diversified — 0.5%
2,218	Boliden A.B.	34,847
Mining Services — 0.1%
244	Orica, Ltd.	7,068
MRI and Medical Diagnostic Imaging Center — 0.1%
764	Sonic Healthcare, Ltd.	9,906
Multi-Line Insurance — 1.9%
74	Allianz S.E.	8,829
122	Baloise Holding A.G.	9,829
1,400	Cincinnati Financial Corp.	48,314
729	CNP Assurances	11,374
4,805	Mapfre S.A.*	15,467
339	Sampo Oyj - Class A	9,796
137	Zurich Financial Services A.G.	36,831
		140,440
Multimedia — 0.6%
317	Lagardere S.C.A.	9,777
712	Pearson PLC	13,266
995	Sanoma Oyj	12,738
200	Thomson Reuters Corp.	5,784
		41,565
Non-Hazardous Waste Disposal — 0.1%
200	Waste Management, Inc.	6,992
Office Automation and Equipment — 0.3%
800	Pitney Bowes, Inc.	14,064
1,000	Ricoh Co., Ltd.	9,728
		23,792
Oil - Field Services — 0.1%
78	Fugro N.V.	5,556
Oil and Gas Drilling — 1.8%
3,464	Seadrill, Ltd.	129,897
Oil Companies - Exploration and Production — 0.3%
500	Encana Corp.	9,822
200	Vermilion Energy, Inc.	9,228
		19,050
Oil Companies - Integrated — 4.1%
800	Chevron Corp.	85,792
500	ConocoPhillips	38,005
300	Husky Energy, Inc.	7,635
191	OMV A.G.	6,788
777	Repsol YPF S.A.*	19,490
223	Royal Dutch Shell PLC - Class A	7,787
2,125	Royal Dutch Shell PLC - Class B	74,751
2,059	Statoil A.S.A.	55,936
209	Total S.A.	10,657
		306,841
Oil Refining and Marketing — 0.3%
2,000	Cosmo Oil Co., Ltd.	5,559
1,000	JX Holdings, Inc.	6,199
1,000	TonenGeneral Sekiyu K.K.	9,209
		20,967
Paper and Related Products — 0.2%
200	MeadWestvaco Corp.	6,318
456	Svenska Cellulosa A.B. - Class B	7,902
		14,220
Pipelines — 1.5%
3,200	Spectra Energy Corp.	100,960
300	TransCanada Corp.	12,885
		113,845
Printing - Commercial — 0.1%
1,000	Toppan Printing Co., Ltd.	7,807
Property and Casualty Insurance — 0.5%
706	Admiral Group PLC	13,402
1,479	QBE Insurance Group, Ltd.	21,704
		35,106
Public Thoroughfares — 0.4%
977	Abertis Infraestucturas S.A.	16,630
616	Atlantia SpA	10,227
		26,857
Publishing - Books — 0.1%
847	Reed Elsevier PLC	7,518
Publishing - Newspapers — 0.2%
4,000	Singapore Press Holdings, Ltd.	12,477
Publishing - Periodicals — 0.2%
164	Axel Springer A.G.	8,282
403	Wolters Kluwer N.V.	7,631
		15,913
Real Estate Operating/Development — 1.0%
400	Brookfield Office Properties, Inc.	6,960
100	Daito Trust Construction Co., Ltd.	8,979
4,500	Hopewell Holdings, Ltd.	12,343
32,000	New World Development Co., Ltd.	38,448
6,000	Sino Land Co., Ltd.	9,581
		76,311
Reinsurance — 0.5%
217	Hannover Rueckversicherung A.G.	12,888
76	Muenchener Rueckversicherungs A.G.	11,457
393	SCOR S.E.	10,618
		34,963
Retail - Apparel and Shoe — 0.2%
483	Hennes & Mauritz A.B. - Class B	17,485
Retail - Convenience Stores — 0.4%
500	Lawson, Inc.	31,480
Retail - Discount — 0.1%
4,449	Harvey Norman Holdings, Ltd.	9,261
Retail - Major Department Stores — 0.5%
1,659	Marks & Spencer Group PLC	10,056
167	PPR	28,727
		38,783
Retail - Restaurants — 2.0%
1,500	McDonald's Corp.	147,150
Rubber - Tires — 0.1%
121	Cie Generale des Etablissements Michelin	9,008
Satellite Telecommunications — 0.2%
1,169	Inmarsat PLC	8,606
317	SES S.A. (FDR)	7,864
		16,470
Savings/Loan/Thrifts — 0.2%
900	New York Community Bancorp, Inc.	12,519
Semiconductor Components/Integrated Circuits — 0.1%
200	Linear Technology Corp.	6,740
Semiconductor Equipment — 0.3%
1,700	ASM Pacific Technology, Ltd.	24,804
Shipbuilding — 0.2%
5,000	Cosco Corp. Singapore, Ltd.	4,635
7,000	Yangzijiang Shipbuilding Holdings, Ltd.*	7,408
		12,043
Soap and Cleaning Preparations — 0.1%
149	Reckitt Benckiser Group PLC	8,419
Telecommunication Services — 2.5%
1,000	BCE, Inc.	40,052
15,000	Singapore Telecommunications, Ltd.	37,598
1,170	Tele2 A.B. - Class B	23,884
508	Telenor A.S.A.	9,427
100	TELUS Corp.	5,804
1,000	TELUS Corp.	56,909
530	Vivendi S.A.	9,725
		183,399
Telephone - Integrated — 5.4%
400	AT&T, Inc.	12,492
581	Belgacom S.A.	18,676
14,082	Bezeq Israeli Telecommunication Corp., Ltd.	23,233
900	CenturyLink, Inc.	34,785
1,012	Elisa Oyj	24,251
1,416	France Telecom S.A.	20,969
1,441	Koninklijke KPN N.V.	15,849
300	Nippon Telegraph & Telephone Corp.	13,613
60	Swisscom A.G.	24,262
1,090	TDC A/S	7,929
1,163	Telefonica S.A.*	19,052
1,322	TeliaSonera A.B.	9,223
27,190	Telstra Corp., Ltd.	92,640
1,800	Verizon Communications, Inc.	68,814
1,500	Windstream Corp.	17,565
		403,353
Tobacco — 9.0%
2,239	British American Tobacco PLC	112,815
1,553	Imperial Tobacco Group PLC	62,962
1,300	Lorillard, Inc.	168,324
2,100	Philip Morris International, Inc.	186,081
3,300	Reynolds American, Inc.	136,752
		666,934
Transportation - Marine — 0.2%
2,000	Orient Overseas International, Ltd.	14,230
Transportation - Services — 0.3%
6,000	ComfortDelGro Corp., Ltd.	7,448
2,070	Toll Holdings, Ltd.	12,584
		20,032
Travel Services — 0.2%
3,716	Tui Travel PLC	11,666
Water — 0.9%
900	American Water Works Co., Inc.	30,627
926	Severn Trent PLC	22,866
661	Suez Environment Co.*	10,137
		63,630
Wire and Cable Products — 0.1%
208	Bekaert N.V.	6,700
Wireless Equipment — 0.4%
5,719	Nokia Oyj	31,130
Total Common Stock (cost $6,881,961)		7,309,622
Preferred Stock — 0.3%
Automotive - Cars and Light Trucks — 0.1%
111	Bayerische Motoren Werke A.G.	6,592
Electric - Integrated — 0.2%
428	RWE A.G.	18,814
Total Preferred Stock (cost $18,641)		25,406
Money Market — 1.0%
71,120	Janus Cash Liquidity Fund LLC, 0% (cost $71,120)	71,120
Total Investments (total cost $6,971,722) – 100%		$7,406,148

Summary of Investments by Country – (Long Positions) March 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$370,270	5.0%
Austria	13,198	0.2%
Belgium	88,983	1.2%
Bermuda	192,313	2.6%
Canada	361,742	4.9%
Cayman Islands	24,804	0.3%
Denmark	7,929	0.1%
Finland	149,329	2.0%
France	222,222	3.0%
Germany	138,402	1.9%
Greece	6,238	0.1%
Guernsey	23,390	0.3%
Hong Kong	135,065	1.8%
Ireland	108,424	1.5%
Israel	52,285	0.7%
Italy	69,649	0.9%
Japan	517,415	7.0%
Luxembourg	7,864	0.1%
Netherlands	68,457	0.9%
New Zealand	11,901	0.2%
Norway	82,249	1.1%
Portugal	24,152	0.3%
Singapore	208,422	2.8%
Spain	270,223	3.7%
Sweden	176,813	2.4%
Switzerland	269,165	3.6%
United Kingdom	697,813	9.4%
United States††	3,107,431	42.0%
Total	$7,406,148	100.0%

††   Includes Cash Equivalents (41.0% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of March 31, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$ 53,785	$ 16,586	$-
Chemicals – Diversified	57,238	12,466	-
Satellite Telecommunications	8,606	7,864	-
Telephone – Integrated	380,120	23,233
All Other	6,749,724	-	-

Money Market	-	71,120	-

Preferred Stock	-	25,406	-

Total Investments in Securities	$7,249,473	$156,675	$-

(a) Includes Fair Value Factors.

1

INTECH International Fund(1)

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 98.7%
Advertising Agencies — 1.1%
30,898	WPP PLC	$ 422,255
Advertising Services — 0.1%
250	Hakuhodo DY Holdings, Inc.	15,710
447	Publicis Groupe S.A.	24,639
		40,349
Aerospace and Defense — 0.6%
11,117	BAE Systems PLC	53,321
11,974	Meggitt PLC	77,347
6,101	Rolls-Royce Holdings PLC	79,230
		209,898
Aerospace and Defense – Equipment — 0.5%
5,033	European Aeronautic Defence and Space Co. N.V.	206,076
Agricultural Chemicals — 0.2%
175	Syngenta A.G.	60,525
Apparel Manufacturers — 0%
544	Burberry Group PLC	13,024
Appliances — 0.1%
1,496	Electrolux A.B.	31,647
Applications Software — 0.3%
21,907	Sage Group PLC	104,828
Athletic Footwear — 0.3%
1,455	Adidas A.G.	113,581
Audio and Video Products — 0.3%
17,000	Sharp Corp.	124,085
Automotive - Cars and Light Trucks — 4.9%
1,986	Bayerische Motoren Werke A.G.	178,576
3,000	Daihatsu Motor Co., Ltd.	54,961
1,064	Daimler A.G.	64,146
22,000	Fuji Heavy Industries, Ltd.	176,798
7,200	Honda Motor Co., Ltd.	273,643
49,000	Isuzu Motors, Ltd.	287,190
4,600	Nissan Motor Co., Ltd.	48,974
4,858	Renault S.A.	256,047
2,000	Suzuki Motor Corp.	47,782
7,400	Toyota Motor Corp.	319,251
805	Volkswagen A.G.	129,782
		1,837,150
Automotive - Medium and Heavy Duty Trucks — 0.2%
2,416	Fiat Industrial SpA	25,774
6,000	Hino Motors, Ltd.	43,359
		69,133
Automotive - Truck Parts and Equipment - Original — 0.5%
3,000	Koito Manufacturing Co., Ltd.	48,544
3,800	NHK Spring Co., Ltd.	40,870
900	NOK Corp.	19,577
5,900	Stanley Electric Co., Ltd.	93,758
		202,749
Beverages - Non-Alcoholic — 0.3%
9,287	Coca-Cola Amatil, Ltd.	119,932
Beverages - Wine and Spirits — 1.0%
14,985	Diageo PLC	360,084
83	Pernod-Ricard S.A.	8,677
		368,761
Brewery — 0.7%
873	Anheuser-Busch InBev N.V.	63,772
1,000	Asahi Group Holdings, Ltd.	22,151
477	Heineken Holding N.V.	22,326
3,708	SABMiller PLC	148,819
		257,068
Building - Heavy Construction — 0.4%
1,186	Acciona S.A.	82,809
3,000	Cheung Kong Infrastructure Holdings, Ltd.	18,254
2,045	Skanska A.B. - Class B	35,468
		136,531
Building - Maintenance and Service — 0.7%
20,818	Babcock International Group PLC	265,190
Building - Residential and Commercial — 0%
2,000	Sekisui Chemical Co., Ltd.	17,353
Building and Construction - Miscellaneous — 1.0%
14,288	Ferrovial S.A.	164,199
1,481	Koninklijke Boskalis Westminster N.V.	55,623
6,263	Leighton Holdings, Ltd.	138,281
		358,103
Building Products - Cement and Aggregate — 1.0%
30,494	Boral, Ltd.	127,266
6,019	CRH PLC	122,803
1,187	HeidelbergCement A.G.	71,838
9,038	James Hardie Industries S.E. (ADR)	71,883
		393,790
Cable/Satellite Television — 1.1%
19,501	British Sky Broadcasting Group PLC	210,832
3,036	Kabel Deutschland Holding A.G.*	187,485
		398,317
Casino Hotels — 0.2%
8,133	Crown, Ltd.	73,192
Cellular Telecommunications — 1.1%
1,905	Millicom International Cellular S.A. (SDR)	216,042
72,322	Vodafone Group PLC	199,175
		415,217
Chemicals - Diversified — 2.2%
1,958	BASF S.E.	171,254
519	Bayer A.G.	36,501
1,700	Hitachi Chemical Co., Ltd.	30,610
10,190	Johnson Matthey PLC	384,445
500	Kuraray Co., Ltd.	7,076
2,070	Lanxess A.G.	171,085
7,000	Showa Denko K.K.	15,903
		816,874
Chemicals - Specialty — 0.5%
459	Brenntag A.G.	56,201
16,000	Daicel Corp.	103,057
16	Givaudan S.A.	15,426
		174,684
Coatings and Paint Products — 0%
1,000	Kansai Paint Co., Ltd.	10,091
Collectibles — 0.1%
1,000	Sanrio Co., Ltd.	39,033
Commercial Banks — 3.9%
2,128	Australia and New Zealand Banking Group, Ltd.	51,260
979	Banco Bilbao Vizcaya Argentaria S.A.	7,790
19,148	Banco de Sabadell S.A.	52,140
1,757	Banco Popular Espanol S.A.	6,303
1,200	Bankia S.A.*	4,346
9,603	Bankinter S.A.	50,364
7,175	Bendigo and Adelaide Bank, Ltd.	57,586
5,000	BOC Hong Kong Holdings, Ltd.	13,811
2,284	CaixaBank	8,890
10,000	Chugoku Bank, Ltd.	135,227
1,379	Commonwealth Bank of Australia	71,548
10,000	Fukuoka Financial Group, Inc.	44,350
5,000	Gunma Bank, Ltd.	26,767
2,000	Hachijuni Bank, Ltd.	11,795
6,000	Hiroshima Bank, Ltd.	27,408
18,193	Intesa Sanpaolo SpA	32,606
14,000	Iyo Bank, Ltd.	124,012
10,000	Joyo Bank, Ltd.	45,801
60,600	Mizuho Financial Group, Inc.	98,864
1,421	National Australia Bank, Ltd.	36,201
4,000	Shizuoka Bank, Ltd.	41,184
764	Standard Chartered PLC	19,061
10,400	Sumitomo Mitsui Financial Group, Inc.	342,226
1,000	Suruga Bank, Ltd.	10,211
633	Svenska Handelsbanken A.B. - Class A	20,187
215	Swedbank A.B. - Class A	3,342
13,576	Unione di Banche Italiane SCPA	57,533
2,729	Westpac Banking Corp.	61,865
		1,462,678
Commercial Services — 2.1%
11,790	Aggreko PLC	424,257
7,441	Edenred	223,852
250	Intertek Group PLC	10,040
73	SGS S.A.	142,052
		800,201
Commercial Services - Finance — 1.4%
33,428	Experian PLC	520,984
Computer Aided Design — 0%
78	Dassault Systemes S.A.*	7,176
Computers - Integrated Systems — 0.3%
11,000	Fujitsu, Ltd.	57,958
400	Itochu Techno-Solutions Corp.	17,909
9	NTT Data Corp.	31,639
		107,506
Consumer Products - Miscellaneous — 0%
2,696	Husqvarna A.B. - Class B	16,270
Containers - Metal and Glass — 0.6%
33,263	Rexam PLC	227,740
Containers - Paper and Plastic — 0.2%
11,648	Amcor, Ltd.	89,747
Cosmetics and Toiletries — 0.1%
1,000	Unicharm Corp.	52,810
Cruise Lines — 0.1%
1,260	Carnival PLC	40,262
Diagnostic Kits — 0%
600	Qiagen N.V.*	9,341
Dialysis Centers — 0.9%
4,894	Fresenius Medical Care A.G. & Co. KGaA	346,798
Distribution/Wholesale — 3.0%
1,300	Hitachi High-Technologies Corp.	31,027
6,000	Jardine Cycle & Carriage, Ltd.	230,556
92,000	Li & Fung, Ltd.	211,124
17,176	Wolseley PLC	654,879
		1,127,586
Diversified Banking Institutions — 0.8%
28,244	Barclays PLC	106,265
1,798	Julius Baer Group, Ltd.	72,605
23,700	Mitsubishi UFJ Financial Group, Inc.	117,999
		296,869
Diversified Minerals — 0.6%
12,053	Iluka Resources, Ltd.	222,057
Diversified Operations — 1.7%
1,141	Campbell Brothers, Ltd.	79,441
3,342	GEA Group A.G.	115,246
4,027	Industrivarden A.B. - Class C	59,857
34,500	Keppel Corp., Ltd.	301,707
2,322	Wartsila Oyj Abp	87,565
		643,816
Diversified Operations - Commercial Services — 1.5%
23,070	Brambles, Ltd.	169,629
22,390	Bunzl PLC	359,518
514	Sodexo	42,194
		571,341
E-Marketing/Information — 0.3%
4,600	Gree, Inc.	116,126
Electric - Integrated — 1.7%
1,600	Chubu Electric Power Co., Inc.	28,887
1,900	Chugoku Electric Power Co., Inc.	35,291
4,400	Hokuriku Electric Power Co.	79,546
15,103	International Power PLC	97,825
6,400	Shikoku Electric Power Co., Inc.	180,437
10,985	SSE PLC	233,484
		655,470
Electric Products - Miscellaneous — 0.4%
900	Brother Industries, Ltd.	12,203
4,000	Hitachi, Ltd.	25,667
2,000	Mitsubishi Electric Corp.	17,692
1,000	Nidec Corp.	91,118
		146,680
Electronic Components - Miscellaneous — 0.1%
5,000	NEC Corp.	10,453
4,000	Nippon Electric Glass Co., Ltd.	34,755
		45,208
Electronic Components – Semiconductors — 0.2%
8,671	ARM Holdings PLC	82,096
Energy – Alternate Sources — 0%
1,486	EDP Renovaveis S.A.*	7,383
Engineering - Research and Development Services — 0.3%
28,000	SembCorp Industries, Ltd.	117,641
Enterprise Software/Services — 0.3%
600	Oracle Corp. Japan	22,804
1,487	SAP A.G.	103,825
		126,629
Filtration and Separations Products — 0.1%
2,541	Alfa Laval A.B.	52,293
Finance - Credit Card — 0.2%
4,500	Credit Saison Co., Ltd.	91,088
Finance - Investment Bankers/Brokers — 0.1%
761	Macquarie Group, Ltd.	22,918
Finance - Other Services — 0%
391	ASX, Ltd.	13,443
Food - Catering — 0.1%
3,879	Compass Group PLC	40,665
Food - Confectionary — 0.4%
21	Barry Callebaut A.G.	21,049
45	Lindt & Spruengli A.G.	144,614
		165,663
Food - Miscellaneous/Diversified — 1.6%
2,749	Associated British Foods PLC	53,638
2,261	Danone	157,686
41,000	First Pacific Co., Ltd.	45,460
1,283	Kerry Group PLC - Class A	59,367
2,198	Nestle S.A.	138,349
2,873	Unilever N.V.	97,751
1,411	Unilever PLC	46,577
		598,828
Food - Retail — 1.5%
16,361	Distribuidora Internacional de Alimentacion S.A.	81,095
15,824	Koninklijke Ahold N.V.	219,241
44,498	WM Morrison Supermarkets PLC	212,075
2,201	Woolworths, Ltd.	59,218
		571,629
Food - Wholesale/Distribution — 0.2%
19,050	Metcash, Ltd.	84,832
Gas - Transportation — 1.0%
13,528	Gas Natural SDG S.A.	216,113
5,000	Hong Kong & China Gas Co., Ltd.	12,813
14,734	National Grid PLC	148,573
		377,499
Hotels and Motels — 0.2%
3,018	Intercontinental Hotels Group PLC	70,132
Import/Export — 0.9%
1,000	ITOCHU Corp.	10,912
32,000	Marubeni Corp.	230,864
3,200	Sumitomo Corp.	46,250
2,700	Toyota Tsusho Corp.	54,979
		343,005
Industrial Automation and Robotics — 0.1%
200	FANUC Corp.	35,480
Industrial Gases — 0.8%
321	Air Liquide S.A.	42,788
3,000	Air Water, Inc.	38,719
1,231	Linde A.G.	220,868
		302,375
Internet Security — 0.1%
1,200	Trend Micro, Inc.	36,877
Investment Companies — 0.2%
806	Investor A.B. - Class B	17,879
11,309	Resolution, Ltd.	47,260
		65,139
Investment Management and Advisory Services — 1.2%
159,170	Old Mutual PLC	403,736
262	Partners Group Holdings A.G.	51,128
		454,864
Life and Health Insurance — 1.0%
5,392	AMP, Ltd.	24,123
76,406	Legal & General Group PLC	159,711
3,838	Prudential PLC	45,883
14,957	Suncorp Group, Ltd.	130,112
		359,829
Lottery Services — 0.3%
38,320	Tatts Group, Ltd.	98,417
Machine Tools and Related Products — 0.1%
900	THK Co., Ltd.	18,305
Machinery - Construction and Mining — 0.7%
4,668	Atlas Copco A.B. - Class A	113,007
5,417	Atlas Copco A.B. - Class B	116,805
1,100	Komatsu, Ltd.	31,358
		261,170
Machinery - Electrical — 0.7%
657	Schindler Holding A.G.	78,558
1,222	Schindler Holding A.G.	147,062
300	SMC Corp.	47,710
		273,330
Machinery - General Industrial — 1.2%
4,090	Hexagon A.B. - Class B	79,409
7,000	IHI Corp.	17,680
771	Kone Oyj - Class B	42,944
311	MAN S.E.	41,401
284	Metso Oyj	12,138
41,000	Mitsubishi Heavy Industries, Ltd.	198,683
9,000	Sumitomo Heavy Industries, Ltd.	50,030
1,973	Zardoya Otis S.A.	25,547
		467,832
Machinery - Pumps — 0.6%
8,555	Weir Group PLC	241,352
Medical - Biomedical and Genetic — 0.2%
2,215	CSL, Ltd.	82,327
Medical - Drugs — 8.1%
100	Astellas Pharma, Inc.	4,109
2,018	AstraZeneca PLC	89,690
5,200	Dainippon Sumitomo Pharma Co., Ltd.	55,110
700	Eisai Co., Ltd.	27,831
31,218	Elan Corp. PLC*	456,878
9,901	GlaxoSmithKline PLC	221,132
7,000	Kyowa Hakko Kirin Co., Ltd.	77,825
1,334	Merck KGaA	147,611
721	Novartis A.G.	39,917
4,993	Novo Nordisk A/S - Class B	691,446
1,800	Otsuka Holdings Co., Ltd.	53,293
2,318	Roche Holding A.G.	403,544
2,330	Sanofi	180,923
18,441	Shire PLC	595,756
361	UCB S.A.	15,573
		3,060,638
Medical - Generic Drugs — 0.1%
552	Teva Pharmaceutical Industries, Ltd.	24,517
Medical - Hospitals — 0.2%
3,494	Ramsay Health Care, Ltd.	70,740
Medical - Wholesale Drug Distributors — 0.9%
2,400	Alfresa Holdings Corp.	114,127
1,356	Celesio A.G.	24,538
4,300	Medipal Holdings Corp.	55,705
4,100	Suzuken Co., Ltd.	126,443
		320,813
Medical Products — 1.4%
1,159	Fresenius S.E. & Co. KGaA	118,835
299	Sonova Holding A.G.	33,233
2,161	Synthes, Inc.	375,014
		527,082
Metal - Copper — 0.1%
2,090	Antofagasta PLC	38,506
Metal - Diversified — 0.2%
3,909	Boliden A.B.	61,413
651	Eurasian Natural Resources Corp. PLC	6,169
274	Glencore International PLC	1,707
		69,289
Metal Processors and Fabricators — 0.2%
2,199	Assa Abloy A.B. - Class B	69,096
689	Sims Metal Management, Ltd.	10,482
		79,578
Mining Services — 0.3%
4,269	Orica, Ltd.	123,655
Motion Pictures and Services — 0.4%
7,300	Toho Co., Ltd.	134,002
Multi-Line Insurance — 0.2%
2,208	Gjensidige Forsikring A.S.A.	26,093
178	Zurich Financial Services A.G.	47,853
		73,946
Multimedia — 0.4%
8,836	Pearson PLC	164,632
Non-Ferrous Metals — 0.1%
10,000	Mitsubishi Materials Corp.	31,662
Oil - Field Services — 1.1%
2,638	AMEC PLC	46,746
178	Fugro N.V.	12,680
4,283	Petrofac, Ltd.	119,187
208	Saipem SpA	10,742
6,932	SBM Offshore N.V.	141,661
553	Technip S.A.	65,137
		396,153
Oil and Gas Drilling — 1.3%
13,077	Seadrill, Ltd.	490,376
Oil Companies - Exploration and Production — 1.8%
49	Inpex Corp.	331,009
1,000	Japan Petroleum Exploration Co.	46,586
8,453	Lundin Pertroleum A.B.*	181,247
6,826	Santos, Ltd.	100,663
354	Tullow Oil PLC	8,645
		668,150
Oil Companies - Integrated — 3.8%
2,199	BG Group PLC	50,924
56,679	BP PLC	419,289
2,772	ENI SpA	65,020
200	Idemitsu Kosan Co., Ltd.	19,939
2,950	Repsol YPF S.A.*	73,995
4,451	Royal Dutch Shell PLC - Class A	155,433
11,973	Royal Dutch Shell PLC - Class B	421,172
5,044	Statoil A.S.A.	137,029
1,426	Total S.A.	72,716
		1,415,517
Oil Refining and Marketing — 0.2%
3,308	Caltex Australia, Ltd.	47,584
9,000	Cosmo Oil Co., Ltd.	25,015
1,100	JX Holdings, Inc.	6,820
		79,419
Optical Supplies — 0.7%
1,109	Cie Generale d'Optique Essilor International S.A.	98,831
4,942	Luxottica Group SpA	178,922
		277,753
Paper and Related Products — 0.2%
1,214	Holmen A.B. - Class B	33,355
2,079	Svenska Cellulosa A.B. - Class B	36,026
		69,381
Photo Equipment and Supplies — 0.1%
6,000	Konica Minolta Holdings, Inc.	52,423
Pipelines — 0.3%
17,741	APA Group	93,701
Property and Casualty Insurance — 0.1%
707	Tryg A/S	39,873
Public Thoroughfares — 0.7%
7,198	Abertis Infraestucturas S.A.	122,525
23,096	Transurban Group	133,942
		256,467
Publishing - Books — 0.1%
2,214	Reed Elsevier N.V.	28,272
1,336	Reed Elsevier PLC	11,858
		40,130
Publishing - Periodicals — 0.1%
932	Axel Springer A.G.	47,065
Real Estate Management/Services — 0%
2,301	Lend Lease Group	17,800
Real Estate Operating/Development — 1.3%
7,000	Cheng Kong Holdings, Ltd.	90,415
13,000	Fraser and Neave, Ltd.	69,309
13,000	Hysan Development Co., Ltd.	52,065
130,000	New World Development Co., Ltd.	156,195
5,000	Sun Hung Kai Properties, Ltd.	62,135
15,000	Tokyu Land Corp.	73,414
		503,533
Reinsurance — 0.1%
567	Hannover Rueckversicherung A.G.	33,676
175	Swiss Re A.G.	11,180
		44,856
REIT - Diversified — 1.3%
174,336	Dexus Property Group	157,072
28,463	Goodman Group	20,339
53,850	GPT Group	173,994
2,113	Land Securities Group PLC	24,416
27,907	Stockland	84,968
117	Unibail-Rodamco S.E.	23,395
		484,184
REIT - Shopping Centers — 0.5%
17,438	CFS Retail Property Trust	32,325
14,655	Westfield Group	134,011
2,828	Westfield Retail Trust	7,556
		173,892
Retail - Apparel and Shoe — 1.4%
400	Fast Retailing Co., Ltd.	91,166
2,575	Inditex S.A.	246,611
3,887	Next PLC	185,439
		523,216
Retail - Automobile — 0.3%
1,090	USS Co., Ltd.	110,515
Retail - Building Products — 0.3%
19,498	Kingfisher PLC	95,639
Retail - Convenience Stores — 0.1%
400	Lawson, Inc.	25,184
Retail - Jewelry — 0.1%
514	Cie Financiere Richemont S.A.	32,239
3,300	Citizen Holding Co., Ltd.	20,897
		53,136
Retail - Major Department Stores — 0.3%
8,200	Marui Group Co., Ltd.	68,375
55	PPR	9,461
3,000	Takashimaya Co., Ltd.	24,906
		102,742
Retail - Miscellaneous/Diversified — 0.3%
3,400	Aeon Co., Ltd.	44,703
200	Seven & I Holdings Co., Ltd.	5,941
1,407	Wesfarmers, Ltd.	43,742
		94,386
Retail - Regional Department Stores — 0.2%
2,500	Isetan Mitsukoshi Holdings, Ltd.	29,366
6,000	J. Front Retailing Co., Ltd.	33,498
		62,864
Retail - Restaurants — 0.1%
1,000	McDonald's Holdings Co. Japan, Ltd.	26,538
Rubber - Tires — 0.4%
1,700	Bridgestone Corp.	41,211
7,577	Pirelli & C SpA	90,126
		131,337
Rubber and Vinyl — 0.1%
1,500	JSR Corp.	30,199
Satellite Telecommunications — 0%
360	Eutelsat Communications S.A.	13,307
Schools — 0%
100	Benesse Holdings, Inc.	4,985
Security Services — 0.4%
26,220	G4S PLC	114,270
4,345	Securitas A.B. - Class B	41,917
		156,187
Seismic Data Collection — 0.2%
2,486	Cie Generale de Geophysique - Veritas*	73,561
Semiconductor Equipment — 1.1%
3,500	ASM Pacific Technology, Ltd.	51,067
4,192	ASML Holding N.V.	209,513
2,900	Tokyo Electron, Ltd.	165,940
		426,520
Shipbuilding — 0.3%
7,000	SembCorp Marine, Ltd.	29,410
67,000	Yangzijiang Shipbuilding Holdings, Ltd.*	70,908
		100,318
Soap and Cleaning Preparations — 0%
183	Henkel A.G. & Co. KGaA	11,421
Steel - Producers — 0.3%
1,234	Acerinox S.A.	15,858
6,000	Japan Steel Works, Ltd.	41,112
367	Salzgitter A.G.	20,111
1,527	SSAB A.B. - Class A	14,443
1,100	Yamato Kogyo Co., Ltd.	32,103
		123,627
Steel - Specialty — 0.1%
8,000	Daido Steel Co., Ltd.	55,396
Steel Pipe and Tube — 0.2%
3,300	Tenaris S.A.	62,928
Sugar — 0.3%
8,527	Tate & Lyle PLC	96,143
Telecommunication Equipment — 0.1%
1,291	NICE Systems, Ltd.*	51,674
Telecommunication Services — 0.8%
4,000	Singapore Telecommunications, Ltd.	10,026
137,602	Telecom Corp. of New Zealand, Ltd.	273,154
		283,180
Telephone - Integrated — 2.8%
25,170	BT Group PLC	91,137
2,013	Elisa Oyj	48,237
1,600	Nippon Telegraph & Telephone Corp.	72,604
1,993	Telekom Austria A.G.	23,207
242,101	Telstra Corp., Ltd.	824,871
		1,060,056
Television — 0.5%
138,870	ITV PLC	196,222
Textile - Products — 0%
1,000	Toray Industries, Inc.	7,420
Tobacco — 3.0%
8,428	British American Tobacco PLC	424,655
9,597	Imperial Tobacco Group PLC	389,086
45	Japan Tobacco, Inc.	253,414
1,340	Swedish Match A.B.	53,371
		1,120,526
Toys — 0.2%
5,700	Namco Bandai Holdings, Inc.	82,245
Transportation - Marine — 0.3%
9	A.P. Moeller - Maersk A/S - Class A	66,214
8,000	Orient Overseas International, Ltd.	56,920
		123,134
Transportation - Railroad — 2.4%
2,000	Keikyu Corp.	17,498
16,000	Keio Corp.	114,659
13,000	Keisei Electric Railway Co., Ltd.	100,544
40,000	Kintetsu Corp.	152,266
7,000	Odakyu Electric Railway Co., Ltd.	66,151
66,000	Tobu Railway Co., Ltd.	350,139
22,000	Tokyu Corp.	104,483
		905,740
Transportation - Services — 1.2%
2,214	Asciano, Ltd.	11,235
18,060	Deutsche Post A.G.	347,636
1,389	Koninklijke Vopak N.V.	80,007
		438,878
Transportation - Truck — 0.1%
1,400	Yamato Holdings Co., Ltd.	21,639
Travel Services — 0.2%
18,292	Tui Travel PLC	57,427
Water — 0.7%
6,193	Severn Trent PLC	152,926
11,805	United Utilities Group PLC	113,562
		266,488
Web Portals/Internet Service Providers — 0.2%
385	Iliad S.A.*	53,034
1,575	United Internet A.G.	29,676
		82,710
Total Common Stock (cost $35,485,926)		37,196,364
Preferred Stock — 0.7%
Automotive - Cars and Light Trucks — 0.7%
213	Bayerische Motoren Werke A.G.	12,650
727	Porsche Automobil Holding S.E.	42,898
1,066	Volkswagen A.G.	187,425
		242,973
Soap and Cleaning Preparations — 0%
173	Henkel A.G. & Co. KGaA	12,674
Total Preferred Stock (cost $225,354)		255,647
Money Market — 0.6%
241,338	Janus Cash Liquidity Fund LLC, 0% (cost $241,338)	241,338
Total Investments (total cost $35,952,618) – 100%		$37,693,349

(1) Formerly named INTECH Risk-Managed International Fund.

Summary of Investments by Country – (Long Positions )

March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$3,902,075	10.4%
Austria	23,207	0.1%
Belgium	79,345	0.2%
Bermuda	822,134	2.2%
Cayman Islands	51,067	0.1%
Denmark	797,533	2.1%
Finland	190,884	0.5%
France	1,353,424	3.6%
Germany	3,044,803	8.1%
Guernsey	47,260	0.1%
Hong Kong	387,434	1.0%
Ireland	710,931	1.9%
Israel	76,191	0.2%
Italy	460,723	1.2%
Japan	8,051,287	21.4%
Jersey	2,314,768	6.2%
Luxembourg	278,970	0.7%
Netherlands	1,082,491	2.9%
New Zealand	273,154	0.7%
Norway	163,122	0.4%
Singapore	829,557	2.2%
Spain	1,165,968	3.1%
Sweden	1,037,032	2.8%
Switzerland	1,439,334	3.8%
United Kingdom	8,494,303	22.5%
United States††	616,352	1.6%
Total	$37,693,349	100.0%

†† Includes Cash Equivalents (1.0% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of March 31, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Building Products – Cement and Aggregate	$321,907	$71,883	$-
Cellular Telecommunications	199,175	216,042	-
Medical – Generic Drugs	-	24,517	-
Telecommunication Equipment	-	51,674	-
All Other	36,311,166	-	-

Money Market	-	241,338	-

Preferred Stock	-	255,647	-

Total Investments in Securities	$36,832,248	$861,101	$-

(a) Includes Fair Value Factors.

INTECH U.S. Core Fund(1)

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 99.2%
Advertising Agencies — 0.1%
7,600	Interpublic Group of Cos., Inc.	$ 86,716
3,300	Omnicom Group, Inc.	167,145
		253,861
Aerospace and Defense — 0.8%
2,000	Boeing Co.	148,740
1,100	General Dynamics Corp.	80,718
1,100	Lockheed Martin Corp.	98,846
21,200	Northrop Grumman Corp.	1,294,896
4,600	Raytheon Co.	242,788
15,300	Rockwell Collins, Inc.	880,668
		2,746,656
Aerospace and Defense – Equipment — 0.4%
9,100	Goodrich Corp.	1,141,504
3,600	United Technologies Corp.	298,584
		1,440,088
Agricultural Chemicals — 0%
700	CF Industries Holdings, Inc.	127,855
Agricultural Operations — 0%
3,200	Archer-Daniels-Midland Co.	101,312
Apparel Manufacturers — 0.7%
1,000	Ralph Lauren Corp.	174,330
16,600	VF Corp.	2,423,268
		2,597,598
Applications Software — 1.3%
2,600	Citrix Systems, Inc.*	205,166
44,500	Intuit, Inc.	2,675,785
35,000	Microsoft Corp.	1,128,750
4,200	Red Hat, Inc.*	251,538
2,100	Salesforce.com, Inc.*	324,471
		4,585,710
Athletic Footwear — 0.2%
6,100	NIKE, Inc. - Class B	661,484
Audio and Video Products — 0%
3,100	Harman International Industries, Inc.	145,111
Automotive - Cars and Light Trucks — 0.1%
17,000	Ford Motor Co.	212,330
Automotive - Medium and Heavy Duty Trucks — 0%
2,800	PACCAR, Inc.	131,124
Automotive - Truck Parts and Equipment - Original — 0.1%
3,000	BorgWarner, Inc.*	253,020
Beverages - Non-Alcoholic — 0.4%
17,500	Coca-Cola Co.	1,295,175
3,900	Coca-Cola Enterprises, Inc.	111,540
		1,406,715
Beverages - Wine and Spirits — 0.6%
26,800	Beam, Inc.	1,569,676
8,600	Brown-Forman Corp. - Class B	717,154
		2,286,830
Building - Residential and Commercial — 0.6%
49,000	D.R. Horton, Inc.	743,330
34,600	Lennar Corp. - Class A	940,428
34,400	PulteGroup, Inc.*	304,440
		1,988,198
Building Products - Wood — 0.1%
26,100	Masco Corp.	348,957
Cable/Satellite Television — 2.3%
34,600	Comcast Corp. - Class A	1,038,346
139,400	DIRECTV - Class A*	6,877,996
200	Time Warner Cable, Inc.	16,300
		7,932,642
Chemicals - Diversified — 0.5%
34,900	E.I. du Pont de Nemours & Co.	1,846,210
Chemicals - Specialty — 0.5%
34,100	Eastman Chemical Co.	1,762,629
Coal — 0.1%
16,000	Alpha Natural Resources, Inc.*	243,360
3,900	Consol Energy, Inc.	132,990
		376,350
Coatings and Paint Products — 0.1%
4,900	Sherwin-Williams Co.	532,483
Commercial Banks — 0.4%
24,600	BB&T Corp.	772,194
5,000	M&T Bank Corp.	434,400
53,300	Regions Financial Corp.	351,247
		1,557,841
Commercial Services — 0.1%
17,000	Iron Mountain, Inc.	489,600
Commercial Services - Finance — 2.1%
12,300	Automatic Data Processing, Inc.	678,837
21,300	Equifax, Inc.	942,738
13,100	H&R Block, Inc.	215,757
2,800	MasterCard, Inc. - Class A	1,177,512
50,700	Moody's Corp.	2,134,470
22,600	Paychex, Inc.	700,374
13,600	Total System Services, Inc.	313,752
10,000	Visa, Inc. - Class A	1,180,000
		7,343,440
Computer Aided Design — 0.1%
5,500	Autodesk, Inc.*	232,760
Computer Services — 2.8%
17,900	Accenture PLC - Class A (U.S. Shares)	1,154,550
66,200	Cognizant Technology Solutions Corp. - Class A*	5,094,090
2,700	Computer Sciences Corp.	80,838
17,300	International Business Machines Corp.	3,609,645
		9,939,123
Computers — 3.2%
18,500	Apple, Inc.*	11,090,195
8,300	Dell, Inc.*	137,780
		11,227,975
Computers - Integrated Systems — 0.2%
10,100	Teradata Corp.*	688,315
Computers - Memory Devices — 0.2%
8,200	EMC Corp.*	245,016
9,200	SanDisk Corp.*	456,228
2,900	Western Digital Corp.*	120,031
		821,275
Computers – Peripheral Equipment — 0.1%
5,700	Lexmark International, Inc. - Class A	189,468
Consumer Products - Miscellaneous — 0.2%
9,300	Kimberly-Clark Corp.	687,177
Containers - Metal and Glass — 0.1%
2,000	Ball Corp.	85,760
5,400	Owens-Illinois, Inc.*	126,036
		211,796
Cosmetics and Toiletries — 2.4%
15,200	Colgate-Palmolive Co.	1,486,256
110,200	Estee Lauder Cos., Inc. - Class A	6,825,788
		8,312,044
Cruise Lines — 0%
1,900	Carnival Corp. (U.S. Shares)	60,952
Data Processing and Management — 0%
1,300	Fiserv, Inc.*	90,207
Dental Supplies and Equipment — 0.1%
5,900	DENTSPLY International, Inc.	236,767
Distribution/Wholesale — 3.1%
74,600	Fastenal Co.	4,035,860
38,000	Genuine Parts Co.	2,384,500
20,400	W.W. Grainger, Inc.	4,382,124
		10,802,484
Diversified Banking Institutions — 0.6%
32,800	Bank of America Corp.	313,896
10,600	Citigroup, Inc.	387,430
12,426	JPMorgan Chase & Co.	571,348
50,700	Morgan Stanley	995,748
		2,268,422
Diversified Operations — 1.7%
800	Danaher Corp.	44,800
1,000	Dover Corp.	62,940
65,500	Eaton Corp.	3,263,865
39,500	General Electric Co.	792,765
48,300	Leucadia National Corp.	1,260,630
5,000	Parker Hannifin Corp.	422,750
		5,847,750
E-Commerce/Products — 0.5%
4,100	Amazon.com, Inc.*	830,291
22,800	eBay, Inc.*	841,092
1,300	Netflix, Inc.*	149,552
		1,820,935
E-Commerce/Services — 0.7%
3,500	priceline.com, Inc.*	2,511,250
Electric - Integrated — 6.9%
36,600	Ameren Corp.	1,192,428
14,200	American Electric Power Co., Inc.	547,836
86,100	CMS Energy Corp.	1,894,200
24,700	Consolidated Edison, Inc.	1,442,974
44,700	Dominion Resources, Inc.	2,289,087
10,800	DTE Energy Co.	594,324
62,000	Duke Energy Corp.	1,302,620
50,289	Exelon Corp.	1,971,832
41,600	FirstEnergy Corp.	1,896,544
6,300	Northeast Utilities	233,856
1,600	Pepco Holdings, Inc.	30,224
33,400	Pinnacle West Capital Corp.	1,599,860
39,600	PPL Corp.	1,119,096
61,100	Progress Energy, Inc.	3,245,021
23,400	SCANA Corp.	1,067,274
36,800	Southern Co.	1,653,424
33,000	Wisconsin Energy Corp.	1,160,940
32,900	Xcel Energy, Inc.	870,863
		24,112,403
Electric Products - Miscellaneous — 0.1%
11,500	Molex, Inc.	323,380
Electronic Components - Miscellaneous — 0.3%
26,300	Jabil Circuit, Inc.	660,656
14,500	TE Connectivity, Ltd. (U.S. Shares)	532,875
		1,193,531
Electronic Components – Semiconductors — 1.7%
2,000	Broadcom Corp. - Class A	78,600
66,400	Intel Corp.	1,866,504
118,600	Texas Instruments, Inc.	3,986,146
1,900	Xilinx, Inc.	69,217
		6,000,467
Electronic Measuring Instruments — 0.3%
23,300	Agilent Technologies, Inc.	1,037,083
Engines - Internal Combustion — 0.1%
2,000	Cummins, Inc.	240,080
Enterprise Software/Services — 0.1%
12,200	Oracle Corp.	355,752
Entertainment Software — 0.2%
35,900	Electronic Arts, Inc.*	591,632
Fiduciary Banks — 0.1%
3,500	Northern Trust Corp.	166,075
8,000	State Street Corp.	364,000
		530,075
Filtration and Separations Products — 0.2%
13,900	Pall Corp.	828,857
Finance - Consumer Loans — 0%
9,400	SLM Corp.	148,144
Finance - Credit Card — 0.2%
9,900	American Express Co.	572,814
7,400	Discover Financial Services	246,716
		819,530
Finance - Other Services — 0.1%
7,600	NASDAQ OMX Group, Inc.*	196,840
2,900	NYSE Euronext	87,029
		283,869
Food - Confectionary — 1.2%
21,200	Hershey Co.	1,300,196
35,500	J.M. Smucker Co.	2,888,280
		4,188,476
Food - Dairy Products — 0.1%
15,000	Dean Foods Co.*	181,650
Food - Meat Products — 0.3%
31,400	Hormel Foods Corp.	926,928
Food - Miscellaneous/Diversified — 2.5%
20,300	ConAgra Foods, Inc.	533,078
69,200	General Mills, Inc.	2,729,940
15,300	H.J. Heinz Co.	819,315
7,500	Kellogg Co.	402,225
29,000	Kraft Foods, Inc. - Class A	1,102,290
1,900	McCormick & Co., Inc.	103,417
148,500	Sara Lee Corp.*	3,197,205
		8,887,470
Food - Retail — 0.1%
80,000	SUPERVALU, Inc.	456,800
Food - Wholesale/Distribution — 0%
3,500	Sysco Corp.	104,510
Gas - Transportation — 1.7%
8,642	AGL Resources, Inc.	338,939
155,400	CenterPoint Energy, Inc.	3,064,488
101,200	NiSource, Inc.	2,464,220
		5,867,647
Gold Mining — 0.1%
4,300	Newmont Mining Corp.	220,461
Hazardous Waste Disposal — 0%
700	Stericycle, Inc.*	58,548
Home Decoration Products — 0.1%
23,500	Newell Rubbermaid, Inc.	418,535
Hotels and Motels — 0.2%
5,000	Starwood Hotels & Resorts Worldwide, Inc.	282,050
7,600	Wyndham Worldwide Corp.	353,476
		635,526
Human Resources — 0.3%
33,300	Robert Half International, Inc.	1,008,990
Independent Power Producer — 0%
5,100	NRG Energy, Inc.*	79,917
Industrial Automation and Robotics — 0.8%
33,400	Rockwell Automation, Inc.	2,661,980
Industrial Gases — 0.3%
10,400	Airgas, Inc.	925,288
Instruments - Controls — 0.1%
3,400	Honeywell International, Inc.	207,570
Instruments - Scientific — 0%
1,500	Waters Corp.*	138,990
Insurance Brokers — 0.8%
49,600	AON Corp.*	2,433,376
13,900	Marsh & McLennan Cos., Inc.	455,781
		2,889,157
Internet Infrastructure Software — 0.2%
5,300	F5 Networks, Inc.*	715,288
Investment Management and Advisory Services — 0.6%
18,200	Ameriprise Financial, Inc.	1,039,766
2,800	Franklin Resources, Inc.	347,284
18,300	Invesco, Ltd.	488,061
3,900	T. Rowe Price Group, Inc.	254,670
		2,129,781
Life and Health Insurance — 0.7%
17,000	AFLAC, Inc.	781,830
10,400	Lincoln National Corp.	274,144
11,500	Principal Financial Group, Inc.	339,365
6,000	Prudential Financial, Inc.	380,340
5,800	Torchmark Corp.	289,130
9,800	Unum Group	239,904
		2,304,713
Linen Supply & Related Items — 0%
1,300	Cintas Corp.	50,856
Machinery - Construction and Mining — 1.6%
48,900	Caterpillar, Inc.	5,208,828
4,600	Joy Global, Inc.	338,100
		5,546,928
Machinery - Farm — 0%
1,400	Deere & Co.	113,260
Machinery - General Industrial — 0.2%
8,900	Roper Industries, Inc.	882,524
Medical - Biomedical and Genetic — 0.9%
3,300	Amgen, Inc.	224,367
19,100	Biogen Idec, Inc.*	2,406,027
5,400	Celgene Corp.*	418,608
2,300	Gilead Sciences, Inc.*	112,355
		3,161,357
Medical - Drugs — 1.9%
8,600	Abbott Laboratories	527,094
15,200	Allergan, Inc.	1,450,536
76,300	Bristol-Myers Squibb Co.	2,575,125
22,600	Eli Lilly & Co.	910,102
900	Forest Laboratories, Inc.*	31,221
13,800	Johnson & Johnson	910,248
9,586	Merck & Co., Inc.	368,102
		6,772,428
Medical - Generic Drugs — 0.4%
19,200	Watson Pharmaceuticals, Inc.*	1,287,552
Medical - HMO — 1.5%
14,400	Aetna, Inc.	722,304
17,300	Cigna Corp.	852,025
9,400	Coventry Health Care, Inc.	334,358
22,700	Humana, Inc.	2,099,296
20,800	UnitedHealth Group, Inc.	1,225,952
1,200	WellPoint, Inc.	88,560
		5,322,495
Medical - Hospitals — 0%
21,400	Tenet Healthcare Corp.*	113,634
Medical - Wholesale Drug Distributors — 1.4%
54,100	AmerisourceBergen Corp.	2,146,688
33,100	Cardinal Health, Inc.	1,426,941
14,800	McKesson Corp.	1,298,996
		4,872,625
Medical Information Systems — 0.8%
34,800	Cerner Corp.*	2,650,368
Medical Instruments — 0.6%
3,700	Intuitive Surgical, Inc.*	2,004,475
5,500	St. Jude Medical, Inc.	243,705
		2,248,180
Medical Products — 0.5%
12,400	Baxter International, Inc.	741,272
13,700	Covidien PLC (U.S. Shares)	749,116
3,700	Stryker Corp.	205,276
2,100	Varian Medical Systems, Inc.*	144,816
		1,840,480
Metal - Copper — 0%
3,300	Freeport-McMoRan Copper & Gold, Inc.	125,532
Metal - Iron — 0.1%
3,500	Cliffs Natural Resources, Inc.	242,410
Metal Processors and Fabricators — 0.2%
4,300	Precision Castparts Corp.	743,470
Motorcycle and Motor Scooter Manufacturing — 0.1%
4,800	Harley-Davidson, Inc.	235,584
Multi-Line Insurance — 0.8%
5,500	ACE, Ltd. (U.S. Shares)*	402,600
2,300	Allstate Corp.	75,716
5,600	American International Group, Inc.*	172,648
12,600	Assurant, Inc.	510,300
5,700	Cincinnati Financial Corp.	196,707
103,600	Genworth Financial, Inc. - Class A*	861,952
15,000	Hartford Financial Services Group, Inc.	316,200
6,400	MetLife, Inc.	239,040
7,300	XL Group PLC	158,337
		2,933,500
Multimedia — 0.7%
24,300	Time Warner, Inc.	917,325
31,000	Viacom, Inc. - Class B	1,471,260
4,100	Walt Disney Co.	179,498
		2,568,083
Networking Products — 0.4%
74,100	Cisco Systems, Inc.	1,567,215
Non-Ferrous Metals — 0%
6,600	Titanium Metals Corp.	89,496
Non-Hazardous Waste Disposal — 0.1%
6,400	Waste Management, Inc.	223,744
Oil - Field Services — 0.4%
5,400	Baker Hughes, Inc.	226,476
700	Halliburton Co.	23,233
16,847	Schlumberger, Ltd. (U.S. Shares)	1,178,111
		1,427,820
Oil and Gas Drilling — 0.1%
2,300	Helmerich & Payne, Inc.	124,085
9,800	Nabors Industries, Ltd.*	171,402
		295,487
Oil Companies - Exploration and Production — 2.2%
49,000	Cabot Oil & Gas Corp.	1,527,330
43,700	Chesapeake Energy Corp.	1,012,529
6,800	Denbury Resources, Inc.*	123,964
2,200	EOG Resources, Inc.	244,420
22,800	EQT Corp.	1,099,188
1,100	Noble Energy, Inc.	107,558
3,000	Occidental Petroleum Corp.	285,690
28,100	Pioneer Natural Resources Co.	3,135,679
2,133	WPX Energy, Inc.	38,415
		7,574,773
Oil Companies - Integrated — 3.7%
29,830	Chevron Corp.	3,198,969
14,400	ConocoPhillips	1,094,544
48,700	Exxon Mobil Corp.	4,223,751
1,300	Hess Corp.	76,635
98,600	Marathon Oil Corp.	3,125,620
26,700	Marathon Petroleum Corp.	1,157,712
		12,877,231
Oil Field Machinery and Equipment — 1.5%
2,100	Cameron International Corp.*	110,943
4,300	FMC Technologies, Inc.*	216,806
61,100	National Oilwell Varco, Inc.	4,855,617
		5,183,366
Oil Refining and Marketing — 0.3%
17,300	Tesoro Corp.*	464,332
22,700	Valero Energy Corp.	584,979
		1,049,311
Paper and Related Products — 0.3%
37,400	MeadWestvaco Corp.	1,181,466
Pharmacy Services — 0.1%
4,900	Express Scripts, Inc.*	265,482
1,300	Medco Health Solutions, Inc.*	91,390
		356,872
Pipelines — 3.6%
101,600	El Paso Corp.	3,002,280
53,000	ONEOK, Inc.	4,327,980
66,400	Spectra Energy Corp.	2,094,920
103,600	Williams Cos., Inc.	3,191,916
		12,617,096
Property and Casualty Insurance — 0.8%
12,800	Chubb Corp.	884,608
34,400	Progressive Corp.	797,392
16,600	Travelers Cos., Inc.	982,720
		2,664,720
Publishing - Books — 0.2%
14,800	McGraw-Hill Cos., Inc.	717,356
Publishing - Newspapers — 0.2%
43,600	Gannett Co., Inc.	668,388
500	Washington Post Co. - Class B	186,785
		855,173
Quarrying — 0.1%
11,200	Vulcan Materials Co.	478,576
Real Estate Management/Services — 0.1%
9,500	CBRE Group, Inc. - Class A*	189,620
REIT - Apartments — 0.9%
12,800	AvalonBay Communities, Inc.	1,809,280
18,900	Equity Residential	1,183,518
		2,992,798
REIT - Diversified — 1.0%
53,600	American Tower Corp.	3,377,872
4,700	Weyerhaeuser Co.	103,024
		3,480,896
REIT - Hotels — 0.1%
22,800	Host Hotels & Resorts, Inc.	374,376
REIT - Office Property — 0.4%
11,900	Boston Properties, Inc.	1,249,381
REIT - Regional Malls — 0.4%
9,000	Simon Property Group, Inc.	1,311,120
REIT - Storage — 0.4%
9,100	Public Storage	1,257,347
Retail - Apparel and Shoe — 1.6%
5,900	Abercrombie & Fitch Co. - Class A	292,699
38,900	Limited Brands, Inc.	1,867,200
61,300	Ross Stores, Inc.	3,561,530
		5,721,429
Retail - Auto Parts — 1.6%
9,700	AutoZone, Inc.*	3,606,460
24,000	O'Reilly Automotive, Inc.*	2,192,400
		5,798,860
Retail - Automobile — 0.1%
1,700	AutoNation, Inc.*	58,327
7,400	CarMax, Inc.*	256,410
		314,737
Retail - Bedding — 0.2%
10,200	Bed Bath & Beyond, Inc.*	670,854
Retail - Building Products — 0.7%
41,900	Home Depot, Inc.	2,107,989
16,000	Lowe's Cos., Inc.	502,080
		2,610,069
Retail - Computer Equipment — 0.1%
19,900	GameStop Corp. - Class A	434,616
Retail - Discount — 0.7%
6,600	Costco Wholesale Corp.	599,280
11,600	Dollar Tree, Inc.*	1,096,084
300	Family Dollar Stores, Inc.	18,984
4,900	Target Corp.	285,523
8,000	Wal-Mart Stores, Inc.	489,600
		2,489,471
Retail - Drug Store — 0.1%
5,900	CVS Caremark Corp.	264,320
Retail - Jewelry — 0%
1,300	Tiffany & Co.	89,869
Retail - Major Department Stores — 1.6%
10,300	J.C. Penney Co., Inc.	364,929
4,900	Sears Holdings Corp.*	324,625
122,600	TJX Cos., Inc.	4,868,446
		5,558,000
Retail - Office Supplies — 0.1%
16,300	Staples, Inc.	263,734
Retail - Regional Department Stores — 0.5%
43,400	Macy's, Inc.	1,724,282
Retail - Restaurants — 2.9%
36,300	McDonald's Corp.	3,561,030
74,400	Starbucks Corp.	4,158,216
32,300	Yum! Brands, Inc.	2,299,114
		10,018,360
Rubber - Tires — 0.1%
45,200	Goodyear Tire & Rubber Co.*	507,144
Savings/Loan/Thrifts — 0%
9,100	Hudson City Bancorp, Inc.	66,521
Schools — 0.3%
10,000	Apollo Group, Inc. - Class A*	386,400
15,200	DeVry, Inc.	514,824
		901,224
Semiconductor Components/Integrated Circuits — 0.2%
2,700	Analog Devices, Inc.	109,080
2,200	Linear Technology Corp.	74,140
5,700	QUALCOMM, Inc.	387,714
		570,934
Semiconductor Equipment — 0.7%
14,800	Applied Materials, Inc.	184,112
25,100	KLA-Tencor Corp.	1,365,942
12,700	Novellus Systems, Inc.*	633,857
19,700	Teradyne, Inc.*	332,733
		2,516,644
Steel - Producers — 0.2%
12,900	Nucor Corp.	554,055
3,800	United States Steel Corp.	111,606
		665,661
Super-Regional Banks — 0.9%
1,500	Capital One Financial Corp.	83,610
56,100	Fifth Third Bancorp	788,205
83,700	Huntington Bancshares, Inc.	539,865
37,700	KeyCorp	320,450
1,900	PNC Financial Services Group, Inc.	122,531
30,300	U.S. Bancorp	959,904
11,680	Wells Fargo & Co.	398,755
		3,213,320
Telephone - Integrated — 0.7%
3,658	AT&T, Inc.	114,240
56,385	CenturyLink, Inc.	2,179,280
		2,293,520
Television — 0.7%
71,200	CBS Corp. - Class B	2,414,392
Tobacco — 3.1%
95,700	Altria Group, Inc.	2,954,259
13,200	Lorillard, Inc.	1,709,136
31,200	Philip Morris International, Inc.	2,764,632
79,800	Reynolds American, Inc.	3,306,912
		10,734,939
Tools - Hand Held — 1.1%
1,600	Snap-on, Inc.	97,552
50,027	Stanley Black & Decker, Inc.	3,850,078
		3,947,630
Toys — 0.3%
28,000	Mattel, Inc.	942,480
Transportation - Railroad — 0.5%
53,800	CSX Corp.	1,157,776
5,700	Norfolk Southern Corp.	375,231
3,600	Union Pacific Corp.	386,928
		1,919,935
Transportation - Services — 1.2%
26,300	C.H. Robinson Worldwide, Inc.	1,722,387
5,300	Expeditors International of Washington, Inc.	246,503
21,000	FedEx Corp.	1,931,160
3,900	Ryder System, Inc.	205,920
		4,105,970
Vitamins and Nutrition Products — 0.3%
12,800	Mead Johnson Nutrition Co.	1,055,744
Web Portals/Internet Service Providers — 1.3%
7,000	Google, Inc. - Class A*	4,488,680
Wireless Equipment — 0.5%
8,600	Crown Castle International Corp.*	458,724
23,957	Motorola Solutions, Inc.	1,217,734
		1,676,458
Total Common Stock (cost $277,324,773)		348,256,075
Money Market — 0.8%
2,634,085	Janus Cash Liquidity Fund LLC, 0% (cost $2,634,085)	2,634,085
Total Investments (total cost $279,958,858) – 100%		$ 350,890,160

(1) Formerly named INTECH Risk-Managed Core Fund.

Summary of Investments by Country – (Long Positions)

March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$659,463	0.2%
Curacao	1,178,111	0.3%
Ireland	2,062,003	0.6%
Panama	60,952	0.0%
Switzerland	935,475	0.3%
United States††	345,994,156	98.6%
Total	$350,890,160	100.0%

†† Includes Cash Equivalents (97.8% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$ 348,256,075	$ -	$ -
Money Market	-	2,634,085	-

Total Investments in Securities	$ 348,256,075	$ 2,634,085	$ -
(a) Includes Fair Value Factors.

INTECH U.S. Growth Fund(1)

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 99.4%
Advertising Agencies — 0.1%
7,500	Omnicom Group, Inc.	$ 379,875
Advertising Sales — 0.1%
6,600	Lamar Advertising Co. - Class A*	213,906
Aerospace and Defense — 1.3%
8,700	Boeing Co.	647,019
6,600	Lockheed Martin Corp.	593,076
8,000	Spirit Aerosystems Holdings, Inc. - Class A*	195,680
24,500	TransDigm Group, Inc.*	2,836,120
		4,271,895
Aerospace and Defense – Equipment — 1.1%
7,100	BE Aerospace, Inc.*	329,937
7,100	Goodrich Corp.	890,624
26,300	United Technologies Corp.	2,181,322
		3,401,883
Agricultural Chemicals — 0.6%
5,200	CF Industries Holdings, Inc.	949,780
14,200	Monsanto Co.	1,132,592
		2,082,372
Agricultural Operations — 0%
1,600	Bunge, Ltd.	109,504
Airlines — 0.4%
5,800	Copa Holdings S.A. - Class A	459,360
36,000	Delta Air Lines, Inc.*	356,760
6,500	Southwest Airlines Co.	53,560
13,400	United Continental Holdings, Inc.*	288,100
		1,157,780
Apparel Manufacturers — 0.4%
11,200	Coach, Inc.	865,536
1,800	Ralph Lauren Corp.	313,794
1,000	Under Armour, Inc. - Class A*	94,000
		1,273,330
Applications Software — 1.9%
4,100	Citrix Systems, Inc.*	323,531
11,500	Intuit, Inc.	691,495
95,800	Microsoft Corp.	3,089,550
49,100	Nuance Communications, Inc.*	1,255,978
15,700	Red Hat, Inc.*	940,273
		6,300,827
Athletic Footwear — 0.4%
12,300	NIKE, Inc. - Class B	1,333,812
Automotive - Cars and Light Trucks — 0.1%
11,600	Tesla Motors, Inc.*	431,984
Automotive - Medium and Heavy Duty Trucks — 0.1%
5,400	PACCAR, Inc.	252,882
Beverages - Non-Alcoholic — 2.1%
40,700	Coca-Cola Co.	3,012,207
66,200	Coca-Cola Enterprises, Inc.	1,893,320
700	Dr. Pepper Snapple Group, Inc.	28,147
27,800	Monster Beverage Corp.*	1,726,102
2,275	PepsiCo, Inc.	150,946
		6,810,722
Beverages - Wine and Spirits — 0.4%
15,300	Brown-Forman Corp. - Class B	1,275,867
Broadcast Services and Programming — 0%
500	Discovery Communications, Inc. - Class A*	25,300
Building - Heavy Construction — 0.2%
13,000	Chicago Bridge & Iron Co. N.V.	561,470
Building Products - Air and Heating — 0%
2,400	Lennox International, Inc.	96,720
Building Products - Cement and Aggregate — 0.1%
3,400	Martin Marietta Materials, Inc.	291,142
Building Products - Wood — 0.3%
64,600	Masco Corp.	863,702
Cable/Satellite Television — 1.8%
5,900	Charter Communications, Inc. - Class A*	374,355
53,600	Comcast Corp. - Class A	1,608,536
55,800	DIRECTV - Class A*	2,753,172
3,700	DISH Network Corp. - Class A	121,841
2,300	Liberty Global, Inc. - Class A*	115,184
11,200	Time Warner Cable, Inc.	912,800
		5,885,888
Casino Hotels — 0.4%
14,100	Las Vegas Sands Corp.	811,737
19,800	MGM Resorts International*	269,676
500	Wynn Resorts, Ltd.	62,440
		1,143,853
Casino Services — 0.1%
4,900	Bally Technologies, Inc.*	229,075
Chemicals - Diversified — 0.9%
4,700	Air Products & Chemicals, Inc.	431,460
5,200	Celanese Corp.	240,136
19,700	E.I. du Pont de Nemours & Co.	1,042,130
3,900	FMC Corp.	412,854
7,000	LyondellBasell Industries N.V. - Class A	305,550
6,300	PPG Industries, Inc.	603,540
		3,035,670
Chemicals - Specialty — 0.9%
6,100	Albemarle Corp.	389,912
18,014	Ecolab, Inc.	1,111,824
14,500	International Flavors & Fragrances, Inc.	849,700
10,600	WR Grace & Co.*	612,680
		2,964,116
Coal — 0.1%
6,300	Alpha Natural Resources, Inc.*	95,823
2,800	Consol Energy, Inc.	95,480
		191,303
Coatings and Paint Products — 0.1%
2,000	Sherwin-Williams Co.	217,340
3,900	Valspar Corp.	188,331
		405,671
Commercial Services — 0.3%
23,000	Iron Mountain, Inc.	662,400
2,300	Weight Watchers International, Inc.	177,537
		839,937
Commercial Services - Finance — 3.8%
17,300	Alliance Data Systems Corp.*	2,179,108
49,900	Automatic Data Processing, Inc.	2,753,981
7,500	Equifax, Inc.	331,950
9,000	Global Payments, Inc.ºº	427,230
61,100	H&R Block, Inc.	1,006,317
4,500	MasterCard, Inc. - Class A	1,892,430
28,100	Moody's Corp.	1,183,010
5,000	Morningstar, Inc.	315,250
13,400	Paychex, Inc.	415,266
13,700	Visa, Inc. - Class A	1,616,600
8,300	Western Union Co.	146,080
		12,267,222
Computer Aided Design — 0.2%
4,700	ANSYS, Inc.*	305,594
10,300	Autodesk, Inc.*	435,896
		741,490
Computer Data Security — 0.1%
9,300	Fortinet, Inc.*	257,145
Computer Services — 5.1%
53,800	Accenture PLC - Class A (U.S. Shares)	3,470,100
29,600	Cognizant Technology Solutions Corp. - Class A*	2,277,720
1,600	DST Systems, Inc.	86,768
12,000	IHS, Inc. - Class A*	1,123,800
45,500	International Business Machines Corp.	9,493,575
		16,451,963
Computer Software — 0.2%
20,400	Akamai Technologies, Inc.*	748,680
Computers — 4.0%
20,500	Apple, Inc.*	12,289,135
39,000	Dell, Inc.*	647,400
		12,936,535
Computers - Integrated Systems — 0.6%
3,200	MICROS Systems, Inc.*	176,928
14,200	NCR Corp.*	308,282
8,200	Riverbed Technology, Inc.*	230,256
18,000	Teradata Corp.*	1,226,700
		1,942,166
Computers - Memory Devices — 0.3%
23,400	EMC Corp.*	699,192
4,300	NetApp, Inc.*	192,511
		891,703
Consulting Services — 0.5%
600	Gartner, Inc.*	25,584
10,600	Genpact, Ltd.*	172,780
400	Towers Watson & Co. - Class A	26,428
26,700	Verisk Analytics, Inc. - Class A*	1,254,099
		1,478,891
Consumer Products - Miscellaneous — 0.6%
24,300	Kimberly-Clark Corp.	1,795,527
3,900	Tupperware Brands Corp.	247,650
		2,043,177
Containers - Metal and Glass — 0.7%
38,500	Ball Corp.	1,650,880
8,500	Crown Holdings, Inc.*	313,055
5,200	Silgan Holdings, Inc.	229,840
		2,193,775
Containers - Paper and Plastic — 0%
900	Packaging Corp. of America	26,631
Cosmetics and Toiletries — 1.6%
20,500	Colgate-Palmolive Co.	2,004,490
46,700	Estee Lauder Cos., Inc. - Class A	2,892,598
3,334	Procter & Gamble Co.	224,078
		5,121,166
Data Processing and Management — 0.6%
23,400	Broadridge Financial Solutions, Inc.	559,494
6,200	Dun & Bradstreet Corp.	525,326
11,200	Fiserv, Inc.*	777,168
		1,861,988
Decision Support Software — 0%
1,500	MSCI, Inc. - Class A*	55,215
Dental Supplies and Equipment — 0.1%
3,700	DENTSPLY International, Inc.	148,481
3,900	Patterson Cos., Inc.	130,260
		278,741
Diagnostic Kits — 0.1%
5,300	IDEXX Laboratories, Inc.*	463,485
Dialysis Centers — 0.1%
2,400	DaVita, Inc.*	216,408
Disposable Medical Products — 0.3%
11,200	C.R. Bard, Inc.	1,105,664
Distribution/Wholesale — 2.2%
5,500	Arrow Electronics, Inc.*	230,835
26,800	Fastenal Co.	1,449,880
16,000	Genuine Parts Co.	1,004,000
31,800	LKQ Corp.*	991,206
14,100	W.W. Grainger, Inc.	3,028,821
8,300	WESCO International, Inc.*	542,073
		7,246,815
Diversified Operations — 1.0%
14,700	3M Co.	1,311,387
3,900	Carlisle Cos., Inc.	194,688
1,400	Cooper Industries PLC (U.S. Shares)	89,530
1,800	Dover Corp.	113,292
6,500	Eaton Corp.	323,895
5,400	Illinois Tool Works, Inc.	308,448
3,500	Leggett & Platt, Inc.	80,535
4,800	Parker Hannifin Corp.	405,840
3,500	SPX Corp.	271,355
		3,098,970
E-Commerce/Products — 0.6%
7,200	Amazon.com, Inc.*	1,458,072
11,400	eBay, Inc.*	420,546
		1,878,618
E-Commerce/Services — 0.3%
5,750	Expedia, Inc.	192,280
1,000	priceline.com, Inc.*	717,500
6,350	TripAdvisor, Inc.	226,505
		1,136,285
Electric Products - Miscellaneous — 0.1%
4,900	AMETEK, Inc.	237,699
3,600	Emerson Electric Co.	187,848
		425,547
Electric – Transmission — 0.6%
23,300	ITC Holdings Corp.	1,792,702
Electronic Components - Miscellaneous — 0.3%
6,000	Garmin, Ltd.	281,700
15,900	Gentex Corp.	389,550
15,700	Jabil Circuit, Inc.	394,384
		1,065,634
Electronic Components – Semiconductors — 1.3%
1,000	Altera Corp.	39,820
24,600	Microchip Technology, Inc.	915,120
22,100	NVIDIA Corp.*	340,119
11,100	ON Semiconductor Corp.*	100,011
25,500	QLogic Corp.*	452,880
10,500	Silicon Laboratories, Inc.*	451,500
45,500	Texas Instruments, Inc.	1,529,255
14,200	Xilinx, Inc.	517,306
		4,346,011
Electronic Connectors — 0.1%
4,100	Thomas & Betts Corp.*	294,831
Electronic Design Automation — 0.2%
45,500	Cadence Design Systems, Inc.*	538,720
5,300	Synopsys, Inc.*	162,498
		701,218
Electronic Forms — 0.1%
6,000	Adobe Systems, Inc.*	205,860
Electronic Measuring Instruments — 0.1%
1,400	Agilent Technologies, Inc.	62,314
6,600	National Instruments Corp.	188,232
2,100	Trimble Navigation, Ltd.*	114,282
		364,828
Engineering - Research and Development Services — 0%
5,300	AECOM Technology Corp.*	118,561
Engines - Internal Combustion — 0%
800	Cummins, Inc.	96,032
Enterprise Software/Services — 0.4%
5,300	Ariba, Inc.*	173,363
4,400	Informatica Corp.*	232,760
35,444	Oracle Corp.	1,033,547
		1,439,670
Entertainment Software — 0.2%
37,400	Electronic Arts, Inc.*	616,352
Filtration and Separations Products — 0.5%
29,600	Donaldson Co., Inc.	1,057,608
9,300	Pall Corp.	554,559
		1,612,167
Finance - Credit Card — 0.5%
24,100	American Express Co.	1,394,426
2,800	Discover Financial Services	93,352
		1,487,778
Finance - Investment Bankers/Brokers — 0%
4,600	TD Ameritrade Holding Corp.	90,804
Finance - Other Services — 0.2%
9,000	CBOE Holdings, Inc.	255,780
1,700	IntercontinentalExchange, Inc.*	233,614
4,600	NASDAQ OMX Group, Inc.*	119,140
3,000	NYSE Euronext	90,030
		698,564
Food - Baking — 0.4%
66,150	Flowers Foods, Inc.	1,347,476
Food - Confectionary — 0.3%
16,200	Hershey Co.	993,546
Food - Meat Products — 0.3%
30,000	Hormel Foods Corp.	885,600
Food - Miscellaneous/Diversified — 2.9%
1,400	Campbell Soup Co.	47,390
25,600	ConAgra Foods, Inc.	672,256
20,700	Corn Products International, Inc.	1,193,355
26,500	General Mills, Inc.	1,045,425
30,200	H.J. Heinz Co.	1,617,210
23,200	Kellogg Co.	1,244,216
30,400	McCormick & Co., Inc.	1,654,672
93,200	Sara Lee Corp.*	2,006,596
		9,481,120
Food - Retail — 0.2%
14,700	Kroger Co.	356,181
2,400	Whole Foods Market, Inc.	199,680
		555,861
Food - Wholesale/Distribution — 0.2%
19,600	Sysco Corp.	585,256
Footwear and Related Apparel — 0.1%
3,600	Deckers Outdoor Corp.*	226,980
Gambling - Non-Hotel — 0.1%
13,200	International Game Technology	221,628
Garden Products — 0.1%
3,900	Toro Co.	277,329
Gold Mining — 0.3%
13,800	Royal Gold, Inc.	900,036
Hazardous Waste Disposal — 0.1%
2,100	Stericycle, Inc.*	175,644
Home Furnishings — 0%
800	Tempur-Pedic International, Inc.*	67,544
Hotels and Motels — 0.3%
12,600	Marriott International, Inc. - Class A	476,910
9,600	Starwood Hotels & Resorts Worldwide, Inc.	541,536
		1,018,446
Human Resources — 0.1%
14,500	Robert Half International, Inc.	439,350
Industrial Automation and Robotics — 0.2%
6,400	Rockwell Automation, Inc.	510,080
Industrial Gases — 0.6%
14,800	Airgas, Inc.	1,316,756
5,600	Praxair, Inc.	641,984
		1,958,740
Instruments - Controls — 0.5%
16,200	Honeywell International, Inc.	989,010
2,600	Mettler-Toledo International, Inc.*	480,350
		1,469,360
Instruments - Scientific — 0.1%
1,900	Waters Corp.*	176,054
Insurance Brokers — 0.5%
19,000	Erie Indemnity Co. - Class A	1,480,860
Internet Infrastructure Software — 0.6%
7,000	F5 Networks, Inc.*	944,720
30,400	TIBCO Software, Inc.*	927,200
		1,871,920
Internet Security — 0.2%
15,400	VeriSign, Inc.	590,436
Investment Management and Advisory Services — 0.1%
400	Affiliated Managers Group, Inc.*	44,724
700	BlackRock, Inc.	143,430
1,900	T. Rowe Price Group, Inc.	124,070
		312,224
Machine Tools and Related Products — 0.2%
7,700	Kennametal, Inc.	342,881
9,700	Lincoln Electric Holdings, Inc.	439,604
		782,485
Machinery - Construction and Mining — 0.4%
10,900	Caterpillar, Inc.	1,161,068
3,800	Joy Global, Inc.	279,300
		1,440,368
Machinery - General Industrial — 0.7%
11,100	Gardner Denver, Inc.	699,522
1,500	IDEX Corp.	63,195
16,700	Manitowoc Co., Inc.	231,462
8,200	Roper Industries, Inc.	813,112
6,500	Wabtec Corp.	489,905
		2,297,196
Machinery - Print Trade — 0%
1,800	Zebra Technologies Corp. - Class A*	74,124
Machinery - Pumps — 0.2%
3,600	Flowserve Corp.	415,836
4,100	Graco, Inc.	217,546
		633,382
Medical - Biomedical and Genetic — 2.4%
32,000	Alexion Pharmaceuticals, Inc.*	2,971,520
4,400	Amylin Pharmaceuticals, Inc.*	109,824
15,900	Biogen Idec, Inc.*	2,002,923
13,700	Celgene Corp.*	1,062,024
9,500	Dendreon Corp.*	101,222
6,200	Gilead Sciences, Inc.*	302,870
2,700	Life Technologies Corp.*	131,814
11,500	Myriad Genetics, Inc.*	272,090
4,100	Regeneron Pharmaceuticals, Inc.*	478,142
9,100	United Therapeutics Corp.*	428,883
		7,861,312
Medical - Drugs — 1.6%
15,300	Abbott Laboratories	937,737
14,700	Allergan, Inc.	1,402,821
22,600	Eli Lilly & Co.	910,102
1,600	Endo Pharmaceuticals Holdings, Inc.*	61,968
30,100	Johnson & Johnson	1,985,396
		5,298,024
Medical - Generic Drugs — 0.6%
11,500	Mylan, Inc.*	269,675
10,500	Perrigo Co.	1,084,755
9,800	Watson Pharmaceuticals, Inc.*	657,188
		2,011,618
Medical - HMO — 0.2%
11,300	AMERIGROUP Corp.*	760,264
Medical - Hospitals — 0.2%
16,600	HCA Holdings, Inc.	410,684
15,600	Health Management Associates, Inc. - Class A*	104,832
		515,516
Medical - Outpatient and Home Medical Care — 0.1%
9,600	Lincare Holdings, Inc.	248,448
Medical - Wholesale Drug Distributors — 1.2%
54,000	AmerisourceBergen Corp.	2,142,720
23,600	Cardinal Health, Inc.	1,017,396
6,900	McKesson Corp.	605,613
		3,765,729
Medical Information Systems — 0.5%
15,600	Allscripts Healthcare Solutions, Inc.*	258,960
17,100	Cerner Corp.*	1,302,336
		1,561,296
Medical Instruments — 1.0%
3,300	Intuitive Surgical, Inc.*	1,787,775
7,400	Medtronic, Inc.	290,006
36,000	Thoratec Corp.*	1,213,560
		3,291,341
Medical Labs and Testing Services — 0.2%
8,700	Laboratory Corp. of America Holdings*	796,398
Medical Products — 0.5%
4,900	Baxter International, Inc.	292,922
3,500	CareFusion Corp.*	90,755
1,100	Covidien PLC (U.S. Shares)	60,148
4,900	Henry Schein, Inc.*	370,832
4,500	Hill-Rom Holdings, Inc.	150,345
2,400	Hospira, Inc.*	89,736
1,600	Stryker Corp.	88,768
5,200	Varian Medical Systems, Inc.*	358,592
		1,502,098
Metal - Copper — 0.1%
12,431	Southern Copper Corp.	394,187
Metal Processors and Fabricators — 0.5%
6,900	Precision Castparts Corp.	1,193,010
8,100	Timken Co.	410,994
		1,604,004
Motorcycle and Motor Scooter Manufacturing — 0.1%
9,000	Harley-Davidson, Inc.	441,720
Multimedia — 0.9%
13,100	Factset Research Systems, Inc.	1,297,424
33,200	Viacom, Inc. - Class B	1,575,672
		2,873,096
Non-Hazardous Waste Disposal — 0.5%
50,350	Waste Connections, Inc.	1,637,886
Oil - Field Services — 0.7%
3,200	Baker Hughes, Inc.	134,208
2,000	Core Laboratories N.V.	263,140
4,200	Halliburton Co.	139,398
8,500	Oceaneering International, Inc.	458,065
13,500	Oil States International, Inc.*	1,053,810
5,300	Schlumberger, Ltd. (U.S. Shares)	370,629
		2,419,250
Oil and Gas Drilling — 0.2%
5,900	Atwood Oceanics, Inc.*	264,851
6,200	Helmerich & Payne, Inc.	334,490
1,900	Patterson-UTI Energy, Inc.	32,851
		632,192
Oil Companies - Exploration and Production — 2.8%
2,500	Anadarko Petroleum Corp.	195,850
29,000	Cabot Oil & Gas Corp.	903,930
12,800	Cobalt International Energy, Inc.*	384,384
10,800	Concho Resources, Inc.*	1,102,464
11,300	Continental Resources, Inc.*	969,766
19,700	Denbury Resources, Inc.*	359,131
1,400	EOG Resources, Inc.	155,540
13,300	EQT Corp.	641,193
19,300	Forest Oil Corp.*	233,916
14,300	Noble Energy, Inc.	1,398,254
3,300	Occidental Petroleum Corp.	314,259
1,900	QEP Resources, Inc.	57,950
19,000	Range Resources Corp.	1,104,660
27,600	SandRidge Energy, Inc.*	216,108
12,900	SM Energy Co.	912,933
4,500	Whitting Petroleum Corp.*	244,350
		9,194,688
Oil Companies - Integrated — 3.4%
26,500	Chevron Corp.	2,841,860
91,100	Exxon Mobil Corp.	7,901,103
2,000	Murphy Oil Corp.	112,540
		10,855,503
Oil Field Machinery and Equipment — 0.6%
12,400	Cameron International Corp.*	655,092
7,800	Dresser-Rand Group, Inc.*	361,842
18,400	FMC Technologies, Inc.*	927,728
		1,944,662
Oil Refining and Marketing — 0.3%
30,542	HollyFrontier Corp.	981,925
Pharmacy Services — 0.2%
3,500	Medco Health Solutions, Inc.*	246,050
5,700	SXC Health Solutions Corp. (U.S. Shares)*	427,272
		673,322
Physical Practice Management — 0%
1,500	Mednax, Inc.*	111,555
Pipelines — 0.9%
69,600	El Paso Corp.	2,056,680
8,800	Kinder Morgan, Inc.	340,120
7,700	ONEOK, Inc.	628,782
		3,025,582
Printing - Commercial — 0.1%
5,600	VistaPrint N.V. (U.S. Shares)*	216,440
Publishing - Books — 0.6%
14,800	John Wiley & Sons, Inc. - Class A	704,332
26,600	McGraw-Hill Cos., Inc.	1,289,302
		1,993,634
Publishing - Periodicals — 0%
2,600	Nielsen Holdings N.V.*	78,364
Recreational Vehicles — 0.6%
28,000	Polaris Industries, Inc.	2,020,200
Reinsurance — 0%
3,700	Validus Holdings, Ltd.	114,515
REIT - Apartments — 0.6%
3,300	Camden Property Trust	216,975
3,400	Equity Residential	212,908
8,800	Essex Property Trust, Inc.	1,333,288
900	UDR, Inc.	24,039
		1,787,210
REIT - Diversified — 0.7%
3,100	American Tower Corp.	195,362
13,600	Digital Realty Trust, Inc.	1,005,992
1,600	Plum Creek Timber Co., Inc.	66,496
20,850	Rayonier, Inc.	919,276
7,800	Weyerhaeuser Co.	170,976
		2,358,102
REIT - Health Care — 0.1%
5,900	Ventas, Inc.	336,890
REIT - Office Property — 0.3%
9,000	Boston Properties, Inc.	944,910
REIT - Regional Malls — 0.6%
2,500	Macerich Co.	144,375
11,400	Simon Property Group, Inc.	1,660,752
		1,805,127
REIT - Shopping Centers — 0.4%
13,500	Federal Realty Investment Trust	1,306,665
REIT - Storage — 0.5%
12,200	Public Storage	1,685,674
Rental Auto/Equipment — 0.1%
7,800	Aaron's, Inc.	202,020
12,700	Hertz Global Holdings, Inc.*	191,008
		393,028
Retail - Apparel and Shoe — 1.6%
1,700	Abercrombie & Fitch Co. - Class A	84,337
31,000	Limited Brands, Inc.	1,488,000
2,500	PVH Corp.	223,325
53,600	Ross Stores, Inc.	3,114,160
6,800	Urban Outfitters, Inc.*	197,948
		5,107,770
Retail - Auto Parts — 1.3%
8,300	Advance Auto Parts, Inc.	735,131
6,600	AutoZone, Inc.*	2,453,880
11,900	O'Reilly Automotive, Inc.*	1,087,065
		4,276,076
Retail - Automobile — 0.7%
7,400	AutoNation, Inc.*	253,894
14,000	CarMax, Inc.*	485,100
60,000	Copart, Inc.*	1,564,200
		2,303,194
Retail - Bedding — 0.4%
18,500	Bed Bath & Beyond, Inc.*	1,216,745
Retail - Building Products — 0.2%
10,100	Home Depot, Inc.	508,131
Retail - Catalog Shopping — 0.2%
7,300	MSC Industrial Direct Co. - Class A	607,944
Retail - Discount — 2.2%
10,200	Big Lots, Inc.*	438,804
10,700	Costco Wholesale Corp.	971,560
27,100	Dollar General Corp.*	1,252,020
23,800	Dollar Tree, Inc.*	2,248,862
12,000	Target Corp.	699,240
22,100	Wal-Mart Stores, Inc.	1,352,520
		6,963,006
Retail - Gardening Products — 0.2%
7,800	Tractor Supply Co.	706,368
Retail - Jewelry — 0.3%
15,800	Tiffany & Co.	1,092,254
Retail - Mail Order — 0%
2,300	Williams-Sonoma, Inc.	86,204
Retail - Major Department Stores — 1.3%
8,600	Nordstrom, Inc.	479,192
95,900	TJX Cos., Inc.	3,808,189
		4,287,381
Retail - Miscellaneous/Diversified — 0.5%
60,400	Sally Beauty Holdings, Inc.*	1,497,920
Retail - Perfume and Cosmetics — 0.1%
3,000	Ulta Salon, Cosmetics & Fragrance, Inc.	278,670
Retail - Pet Food and Supplies — 0.2%
13,100	PetSmart, Inc.	749,582
Retail - Regional Department Stores — 0.4%
5,800	Kohl's Corp.	290,174
27,100	Macy's, Inc.	1,076,683
		1,366,857
Retail - Restaurants — 2.0%
6,900	Brinker International, Inc.	190,095
2,200	Chipotle Mexican Grill, Inc.*	919,600
32,400	McDonald's Corp.	3,178,440
500	Panera Bread Co. - Class A*	80,460
26,300	Starbucks Corp.	1,469,907
10,400	Yum! Brands, Inc.	740,272
		6,578,774
Retirement and Aged Care — 0%
7,000	Brookdale Senior Living, Inc.*	131,040
Rubber - Tires — 0.2%
44,900	Goodyear Tire & Rubber Co.*	503,778
Savings/Loan/Thrifts — 0.2%
37,800	People's United Financial, Inc.	500,472
Schools — 0%
3,700	Apollo Group, Inc. - Class A*	142,968
Semiconductor Components/Integrated Circuits — 1.2%
7,000	Analog Devices, Inc.	282,800
6,700	Linear Technology Corp.	225,790
29,900	Maxim Integrated Products, Inc.	854,841
37,000	QUALCOMM, Inc.	2,516,740
		3,880,171
Semiconductor Equipment — 0.9%
20,400	Applied Materials, Inc.	253,776
39,200	KLA-Tencor Corp.	2,133,264
9,400	Lam Research Corp.*	419,428
		2,806,468
Soap and Cleaning Preparations — 0.2%
15,300	Church & Dwight Co., Inc.	752,607
Software Tools — 0.1%
3,400	VMware, Inc. - Class A*	382,058
Steel - Producers — 0.2%
1,000	Carpenter Technology Corp.	52,230
4,600	Reliance Steel & Aluminum Co.	259,808
17,200	Steel Dynamics, Inc.	250,088
		562,126
Steel Pipe and Tube — 0%
500	Valmont Industries, Inc.	58,705
Super-Regional Banks — 0.2%
19,700	Wells Fargo & Co.	672,558
Telecommunication Equipment — 0.1%
7,600	Juniper Networks, Inc.*	173,888
Telecommunication Equipment - Fiber Optics — 0%
9,500	JDS Uniphase Corp.*	137,655
Telecommunication Services — 0.5%
39,500	NeuStar, Inc. - Class A*	1,471,375
Telephone - Integrated — 0.4%
25,100	Verizon Communications, Inc.	959,573
20,300	Windstream Corp.	237,713
		1,197,286
Television — 0.5%
4,700	AMC Networks, Inc. - Class A*	209,761
42,200	CBS Corp. - Class B	1,431,002
		1,640,763
Therapeutics — 0.3%
24,700	BioMarin Pharmaceutical, Inc.*	845,975
Tobacco — 2.1%
67,800	Altria Group, Inc.	2,092,986
42,400	Philip Morris International, Inc.	3,757,064
19,300	Reynolds American, Inc.	799,792
		6,649,842
Toys — 0.3%
31,300	Mattel, Inc.	1,053,558
Transactional Software — 0.2%
10,900	VeriFone Systems, Inc.*	565,383
Transportation - Marine — 0.3%
11,700	Kirby Corp.*	769,743
2,400	Tidewater, Inc.	129,648
		899,391
Transportation - Railroad — 1.1%
20,500	CSX Corp.	441,160
30,600	Kansas City Southern	2,193,714
7,600	Union Pacific Corp.	816,848
		3,451,722
Transportation - Services — 0.5%
10,100	C.H. Robinson Worldwide, Inc.	661,449
1,200	FedEx Corp.	110,352
11,200	United Parcel Service, Inc. - Class B	904,064
		1,675,865
Transportation - Truck — 0.5%
2,700	Con-way, Inc.	88,047
7,500	J.B. Hunt Transport Services, Inc.	407,775
18,500	Landstar System, Inc.	1,067,820
		1,563,642
Vitamins and Nutrition Products — 0.8%
19,800	Herbalife, Ltd.	1,362,636
16,100	Mead Johnson Nutrition Co.	1,327,928
		2,690,564
Web Hosting/Design — 0.2%
800	Equinix, Inc.*	125,960
10,700	Rackspace Hosting, Inc.*	618,353
		744,313
Web Portals/Internet Service Providers — 0.8%
4,100	Google, Inc. - Class A*	2,629,084
Wireless Equipment — 0.2%
4,200	Crown Castle International Corp.*	224,028
5,500	SBA Communications Corp. - Class A*	279,455
		503,483
Total Common Stock (cost $245,124,429)		321,758,814
Money Market — 0.6%
1,826,000	Janus Cash Liquidity Fund LLC, 0% (cost $1,826,000)	1,826,000
Total Investments (total cost $246,950,429) – 100%		$ 323,584,814

(1) Formerly named INTECH Risk-Managed Growth Fund.

Summary of Investments by Country – (Long Positions)

March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$396,799	0.1%
Canada	427,272	0.1%
Cayman Islands	1,362,636	0.4%
Curacao	370,629	0.1%
Ireland	3,619,778	1.1%
Netherlands	1,424,964	0.5%
Panama	459,360	0.2%
Switzerland	281,700	0.1%
United States††	315,241,676	97.4%
Total	$323,584,814	100.0%

†† Includes Cash Equivalents (96.8% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

ºº Schedule of Fair Valued Securities (as of March 31, 2012)

	Value	Value as a % of Investment Securities
INTECH U.S. Growth Fund(1) Global Payments, Inc.	$ 427,230	0.1%

(1) Formerly named INTECH Risk-Managed Growth Fund.

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Commercial Services - Finance	$ 11,839,992	$ 427,230	$ -
All Other	309,491,592	-	-
Money Market	-	1,826,000	-

Total Investments in Securities	$ 321,331,584	$ 2,253,230	$ -

(a) Includes Fair Value Factors.

INTECH U.S. Value Fund(1)

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 99.2%
Advertising Agencies — 0.1%
7,200	Interpublic Group of Cos., Inc.	$82,152
Advertising Sales — 0.1%
1,900	Lamar Advertising Co. - Class A*	61,579
Aerospace and Defense — 0.8%
3,300	Boeing Co.	245,421
500	General Dynamics Corp.	36,690
2,600	Lockheed Martin Corp.	233,636
2,600	Northrop Grumman Corp.	158,808
1,100	Raytheon Co.	58,058
4,300	Spirit Aerosystems Holdings, Inc. - Class A*	105,178
		837,791
Aerospace and Defense – Equipment — 0.8%
500	BE Aerospace, Inc.*	23,235
4,200	Goodrich Corp.	526,848
2,900	United Technologies Corp.	240,526
		790,609
Agricultural Operations — 0.1%
2,500	Archer-Daniels-Midland Co.	79,150
Airlines — 0%
4,400	Delta Air Lines, Inc.*	43,604
Apparel Manufacturers — 1.1%
7,300	VF Corp.	1,065,654
Audio and Video Products — 0.1%
3,000	Harman International Industries, Inc.	140,430
Automotive - Cars and Light Trucks — 0.3%
8,800	Ford Motor Co.	109,912
8,300	General Motors Co.*	212,895
		322,807
Automotive - Medium and Heavy Duty Trucks — 0.1%
3,300	Oshkosh Corp.*	76,461
Automotive - Truck Parts and Equipment - Original — 0.2%
1,100	Autoliv, Inc.	73,755
1,800	Johnson Controls, Inc.	58,464
400	Lear Corp.	18,596
1,100	Visteon Corp.*	58,300
		209,115
Batteries & Battery Systems — 0.2%
2,600	Energizer Holdings, Inc.*	192,868
Beverages - Non-Alcoholic — 0.1%
2,200	Coca-Cola Enterprises, Inc.	62,920
Beverages - Wine and Spirits — 0.6%
6,500	Beam, Inc.	380,705
1,400	Brown-Forman Corp. - Class B	116,746
4,400	Constellation Brands, Inc. - Class A*	103,796
		601,247
Broadcast Services and Programming — 0.4%
4,774	Liberty Media Corp. - Liberty Capital - Class A*	420,828
Building - Heavy Construction — 0.2%
3,600	Chicago Bridge & Iron Co. N.V.	155,484
Building - Residential and Commercial — 1.0%
21,400	D.R. Horton, Inc.	324,638
8,700	Lennar Corp. - Class A	236,466
100	NVR, Inc.*	72,633
14,000	PulteGroup, Inc.*	123,900
12,200	Toll Brothers, Inc.*	292,678
		1,050,315
Building and Construction Products - Miscellaneous — 0.1%
3,400	Fortune Brands Home & Security, Inc.*	75,038
1,700	Owens Corning*	61,251
		136,289
Building Products - Cement and Aggregate — 0.1%
800	Martin Marietta Materials, Inc.	68,504
Cable/Satellite Television — 0.9%
27,650	Comcast Corp. - Class A	829,776
1,900	DISH Network Corp. - Class A	62,567
		892,343
Casino Hotels — 0.1%
6,100	MGM Resorts International*	83,082
Chemicals - Diversified — 0.3%
3,900	Dow Chemical Co.	135,096
3,500	LyondellBasell Industries N.V. - Class A	152,775
		287,871
Chemicals - Specialty — 0.2%
1,000	Ashland, Inc.	61,060
700	Cabot Corp.	29,876
1,700	Cytec Industries, Inc.	103,343
800	WR Grace & Co.*	46,240
		240,519
Coatings and Paint Products — 0.4%
6,400	RPM International, Inc.	167,616
4,800	Valspar Corp.	231,792
		399,408
Commercial Banks — 2.1%
5,300	Associated Banc-Corp.	73,988
1,500	Bank of Hawaii Corp.	72,525
11,200	BB&T Corp.	351,568
3,200	CapitalSource, Inc.	21,120
400	CIT Group, Inc.*	16,496
500	City National Corp.	26,235
3,024	Commerce Bancshares, Inc.	122,532
3,700	Cullen / Frost Bankers, Inc.	215,303
13,300	East West Bancorp, Inc.	307,097
14,100	First Horizon National Corp.	146,358
2,200	First Republic Bank*	72,468
16,200	Fulton Financial Corp.	170,100
3,400	M&T Bank Corp.	295,392
12,500	Regions Financial Corp.	82,375
7,100	Valley National Bancorp	91,945
3,900	Zions Bancorp	83,694
		2,149,196
Commercial Services — 0.1%
5,600	Quanta Services, Inc.*	117,040
Commercial Services - Finance — 1.7%
4,100	Equifax, Inc.	181,466
13,700	H&R Block, Inc.	225,639
1,500	Paychex, Inc.	46,485
9,800	Total System Services, Inc.	226,086
8,600	Visa, Inc. - Class A	1,014,800
		1,694,476
Computer Services — 0.1%
1,200	DST Systems, Inc.	65,076
Computer Software — 0%
800	Akamai Technologies, Inc.*	29,360
Computers — 0.6%
13,000	Dell, Inc.*	215,800
14,800	Hewlett-Packard Co.*	352,684
		568,484
Computers - Integrated Systems — 0.3%
41,300	Brocade Communications Systems, Inc.*	237,475
2,800	Diebold, Inc.	107,856
		345,331
Computers - Memory Devices — 0.7%
11,600	SanDisk Corp.*	575,244
2,500	Western Digital Corp.*	103,475
		678,719
Computers – Peripheral Equipment — 0.2%
5,200	Lexmark International, Inc. - Class A	172,848
Consulting Services — 0.4%
4,500	Towers Watson & Co. - Class A	297,315
1,300	Verisk Analytics, Inc. - Class A*	61,061
		358,376
Consumer Products - Miscellaneous — 0.2%
400	Jarden Corp.*	16,092
2,600	Kimberly-Clark Corp.	192,114
		208,206
Containers - Metal and Glass — 0.1%
4,100	Owens-Illinois, Inc.*	95,694
Cosmetics and Toiletries — 0.8%
2,200	Colgate-Palmolive Co.	215,116
9,400	Procter & Gamble Co.	631,774
		846,890
Cruise Lines — 0.1%
1,900	Carnival Corp. (U.S. Shares)	60,952
1,000	Royal Caribbean Cruises, Ltd. (U.S. Shares)	29,430
		90,382
Data Processing and Management — 0.2%
4,100	Fidelity National Information Services, Inc.	135,792
600	Fiserv, Inc.*	41,634
		177,426
Dental Supplies and Equipment — 0.1%
2,100	DENTSPLY International, Inc.	84,273
800	Patterson Cos., Inc.	26,720
		110,993
Distribution/Wholesale — 0.9%
5,900	Arrow Electronics, Inc.*	247,623
6,000	Genuine Parts Co.	376,500
5,100	Ingram Micro, Inc. - Class A*	94,656
2,200	WESCO International, Inc.*	143,682
		862,461
Diversified Banking Institutions — 1.2%
7,170	Citigroup, Inc.	262,063
800	Goldman Sachs Group, Inc.	99,496
15,800	JPMorgan Chase & Co.	726,484
6,400	Morgan Stanley	125,696
		1,213,739
Diversified Operations — 3.3%
400	3M Co.	35,684
6,200	Carlisle Cos., Inc.	309,504
2,000	Cooper Industries PLC (U.S. Shares)	127,900
4,000	Crane Co.	194,000
400	Dover Corp.	25,176
1,100	Eaton Corp.	54,813
61,800	General Electric Co.	1,240,326
1,000	Illinois Tool Works, Inc.	57,120
7,300	ITT Corp.	167,462
900	Leggett & Platt, Inc.	20,709
2,600	Leucadia National Corp.	67,860
3,000	Parker Hannifin Corp.	253,650
1,000	SPX Corp.	77,530
4,300	Textron, Inc.	119,669
4,000	Trinity Industries, Inc.	131,800
7,200	Tyco International, Ltd. (U.S. Shares)	404,496
		3,287,699
E-Commerce/Products — 0.4%
11,700	eBay, Inc.*	431,613
E-Commerce/Services — 0.5%
750	Expedia, Inc.	25,080
8,000	IAC / InterActiveCorp	392,720
1,300	Liberty Interactive Corp. - Class A*	24,817
750	TripAdvisor, Inc.	26,752
		469,369
Electric - Generation — 0.1%
5,100	AES Corp.*	66,657
Electric - Integrated — 8.0%
7,400	Alliant Energy Corp.	320,568
10,900	Ameren Corp.	355,122
7,800	American Electric Power Co., Inc.	300,924
11,100	CMS Energy Corp.	244,200
8,100	Consolidated Edison, Inc.	473,202
4,600	Dominion Resources, Inc.	235,566
4,100	DTE Energy Co.	225,623
15,700	Duke Energy Corp.	329,857
4,000	Edison International	170,040
500	Entergy Corp.	33,600
15,832	Exelon Corp.	620,773
11,867	FirstEnergy Corp.	541,016
1,900	Great Plains Energy, Inc.	38,513
7,200	Hawaiian Electric Industries, Inc.	182,520
2,300	Integrys Energy Group, Inc.	121,877
3,600	MDU Resources Group, Inc.	80,604
1,000	National Fuel Gas Co.	48,120
3,200	NextEra Energy, Inc.	195,456
11,600	Northeast Utilities	430,592
1,800	NSTAR	87,534
12,400	NV Energy, Inc.	199,888
5,300	OGE Energy Corp.	283,550
9,600	Pepco Holdings, Inc.	181,344
800	PG&E Corp.	34,728
4,200	Pinnacle West Capital Corp.	201,180
13,000	PPL Corp.	367,380
6,000	Progress Energy, Inc.	318,660
4,500	Public Service Enterprise Group, Inc.	137,745
4,600	SCANA Corp.	209,806
7,900	Southern Co.	354,947
13,700	TECO Energy, Inc.	240,435
3,200	Westar Energy, Inc.	89,376
3,800	Wisconsin Energy Corp.	133,684
9,600	Xcel Energy, Inc.	254,112
		8,042,542
Electric Products - Miscellaneous — 0.2%
7,000	Molex, Inc.	196,840
Electronic Components - Miscellaneous — 0.3%
4,900	Garmin, Ltd.	230,055
3,500	Jabil Circuit, Inc.	87,920
		317,975
Electronic Components – Semiconductors — 0.8%
19,100	Intel Corp.	536,901
9,400	LSI Corp.*	81,592
5,800	Micron Technology, Inc.*	46,980
600	Silicon Laboratories, Inc.*	25,800
4,600	Texas Instruments, Inc.	154,606
		845,879
Electronic Connectors — 0.1%
1,600	Thomas & Betts Corp.*	115,056
Electronic Design Automation — 0.2%
5,500	Synopsys, Inc.*	168,630
Electronic Parts Distributors — 0.3%
3,400	Avnet, Inc.*	123,726
2,600	Tech Data Corp.*	141,076
		264,802
Electronics - Military — 0%
300	L-3 Communications Holdings, Inc.	21,231
Engineering - Research and Development Services — 0.3%
3,700	Jacobs Engineering Group, Inc.*	164,169
300	KBR, Inc.	10,665
2,000	Shaw Group, Inc.*	63,420
1,200	URS Corp.	51,024
		289,278
Enterprise Software/Services — 0.1%
2,700	CA, Inc.	74,412
Entertainment Software — 0.4%
29,500	Activision Blizzard, Inc.	378,190
Fiduciary Banks — 0.4%
4,224	Bank of New York Mellon Corp.	101,925
2,200	Northern Trust Corp.	104,390
4,200	State Street Corp.	191,100
		397,415
Finance - Consumer Loans — 0%
2,100	SLM Corp.	33,096
Finance - Credit Card — 1.1%
8,900	American Express Co.	514,954
16,800	Discover Financial Services	560,112
		1,075,066
Finance - Investment Bankers/Brokers — 0.3%
1,900	Jefferies Group, Inc.	35,796
6,300	Raymond James Financial, Inc.	230,139
		265,935
Finance - Other Services — 0.2%
6,100	NASDAQ OMX Group, Inc.*	157,990
600	NYSE Euronext	18,006
		175,996
Financial Guarantee Insurance — 0.2%
8,600	Assured Guaranty, Ltd.	142,072
7,200	MBIA, Inc.*	70,560
		212,632
Food - Confectionary — 0.7%
3,200	Hershey Co.	196,256
6,100	J.M. Smucker Co.	496,296
		692,552
Food - Dairy Products — 0%
4,000	Dean Foods Co.*	48,440
Food - Flour and Grain — 0%
150	Post Holdings, Inc.	4,940
Food - Meat Products — 0.7%
4,000	Hormel Foods Corp.	118,080
16,600	Smithfield Foods, Inc.*	365,698
14,200	Tyson Foods, Inc. - Class A	271,930
		755,708
Food - Miscellaneous/Diversified — 2.3%
7,000	ConAgra Foods, Inc.	183,820
600	Corn Products International, Inc.	34,590
15,000	General Mills, Inc.	591,750
9,700	H.J. Heinz Co.	519,435
200	Kellogg Co.	10,726
16,352	Kraft Foods, Inc. - Class A	621,540
2,000	McCormick & Co., Inc.	108,860
2,300	Ralcorp Holdings, Inc.*	170,407
5,300	Sara Lee Corp.*	114,109
		2,355,237
Food - Retail — 0.4%
9,800	Kroger Co.	237,454
5,600	Safeway, Inc.	113,176
10,600	SUPERVALU, Inc.	60,526
		411,156
Funeral Services and Related Items — 0.2%
20,900	Service Corp. International	235,334
Gambling - Non-Hotel — 0.1%
7,200	International Game Technology	120,888
Gas - Transportation — 1.7%
3,400	AGL Resources, Inc.	133,348
3,700	Atmos Energy Corp.	116,402
27,400	CenterPoint Energy, Inc.	540,328
25,200	NiSource, Inc.	613,620
6,500	Questar Corp.	125,190
1,400	Sempra Energy	83,944
3,400	Vectren Corp.	98,804
		1,711,636
Gold Mining — 0.3%
6,200	Newmont Mining Corp.	317,874
Home Decoration Products — 0.2%
13,400	Newell Rubbermaid, Inc.	238,654
Hotels and Motels — 0.3%
1,800	Hyatt Hotels Corp. - Class A*	76,896
4,900	Wyndham Worldwide Corp.	227,899
		304,795
Independent Power Producer — 0.1%
6,000	Calpine Corp.*	103,260
Instruments - Scientific — 0.1%
2,600	PerkinElmer, Inc.	71,916
Insurance Brokers — 1.2%
13,100	AON Corp.*	642,686
8,000	Arthur J. Gallagher & Co.	285,920
2,100	Brown & Brown, Inc.	49,938
6,600	Marsh & McLennan Cos., Inc.	216,414
		1,194,958
Investment Companies — 0.1%
4,900	Ares Capital Corp.	80,115
Investment Management and Advisory Services — 0.8%
1,300	Affiliated Managers Group, Inc.*	145,353
6,900	Ameriprise Financial, Inc.	394,197
500	BlackRock, Inc.	102,450
6,300	Invesco, Ltd.	168,021
		810,021
Life and Health Insurance — 1.6%
9,600	AFLAC, Inc.	441,504
900	Lincoln National Corp.	23,724
1,700	Principal Financial Group, Inc.	50,167
7,900	Protective Life Corp.	233,998
3,300	Prudential Financial, Inc.	209,187
1,800	StanCorp Financial Group, Inc.	73,692
6,900	Torchmark Corp.	343,965
8,100	Unum Group	198,288
		1,574,525
Linen Supply & Related Items — 0.2%
5,100	Cintas Corp.	199,512
Machine Tools and Related Products — 0.3%
2,900	Kennametal, Inc.	129,137
3,200	Lincoln Electric Holdings, Inc.	145,024
		274,161
Machinery - Construction and Mining — 0.1%
3,400	Terex Corp.*	76,500
Machinery - Farm — 0.1%
2,800	AGCO Corp.*	132,188
Machinery - Pumps — 0.1%
500	Flowserve Corp.	57,755
Medical - Biomedical and Genetic — 0.4%
5,800	Amgen, Inc.	394,342
1,200	Life Technologies Corp.*	58,584
		452,926
Medical - Drugs — 3.3%
4,100	Abbott Laboratories	251,289
15,800	Bristol-Myers Squibb Co.	533,250
9,200	Eli Lilly & Co.	370,484
800	Forest Laboratories, Inc.*	27,752
9,600	Johnson & Johnson	633,216
7,075	Merck & Co., Inc.	271,680
56,371	Pfizer, Inc.	1,277,367
		3,365,038
Medical - Generic Drugs — 0%
1,300	Mylan, Inc.*	30,485
Medical - HMO — 2.8%
13,600	Aetna, Inc.	682,176
700	AMERIGROUP Corp.*	47,096
5,200	Cigna Corp.	256,100
1,700	Coventry Health Care, Inc.	60,469
3,600	Health Net, Inc.*	142,992
10,400	Humana, Inc.	961,792
10,600	UnitedHealth Group, Inc.	624,764
1,200	WellPoint, Inc.	88,560
		2,863,949
Medical - Hospitals — 0.1%
1,100	HCA Holdings, Inc.	27,214
2,900	LifePoint Hospitals, Inc.*	114,376
		141,590
Medical - Wholesale Drug Distributors — 0.5%
11,400	Cardinal Health, Inc.	491,454
Medical Information Systems — 0%
1,600	Allscripts Healthcare Solutions, Inc.*	26,560
Medical Instruments — 0.1%
1,500	Medtronic, Inc.	58,785
Medical Labs and Testing Services — 0.1%
1,500	Quest Diagnostics, Inc.	91,725
Medical Products — 0.3%
2,500	CareFusion Corp.*	64,825
500	Cooper Cos., Inc.	40,855
700	Henry Schein, Inc.*	52,976
2,500	Teleflex, Inc.	152,875
		311,531
Metal Processors and Fabricators — 0%
600	Timken Co.	30,444
Miscellaneous Manufacturing — 0.1%
1,000	Aptargroup, Inc.	54,770
Multi-Line Insurance — 2.6%
9,500	ACE, Ltd. (U.S. Shares)*	695,400
5,400	Allstate Corp.	177,768
8,100	American Financial Group, Inc.	312,498
1,300	American International Group, Inc.*	40,079
10,000	Assurant, Inc.	405,000
6,600	Cincinnati Financial Corp.	227,766
12,200	Genworth Financial, Inc. - Class A*	101,504
2,500	Kemper Corp.	75,700
9,700	Loews Corp.	386,739
2,100	MetLife, Inc.	78,435
7,200	XL Group PLC	156,168
		2,657,057
Multimedia — 1.6%
17,600	News Corp. - Class A	346,544
20,900	Time Warner, Inc.	788,975
10,100	Walt Disney Co.	442,178
		1,577,697
Networking Products — 1.1%
51,500	Cisco Systems, Inc.	1,089,225
Non-Ferrous Metals — 0%
1,900	Titanium Metals Corp.	25,764
Non-Hazardous Waste Disposal — 0.1%
1,100	Waste Connections, Inc.	35,783
3,100	Waste Management, Inc.	108,376
		144,159
Office Supplies and Forms — 0%
900	Avery Dennison Corp.	27,117
Oil - Field Services — 0.1%
800	Baker Hughes, Inc.	33,552
600	Oil States International, Inc.*	46,836
		80,388
Oil and Gas Drilling — 0.3%
1,900	Atwood Oceanics, Inc.*	85,291
500	Helmerich & Payne, Inc.	26,975
3,400	Nabors Industries, Ltd.*	59,466
2,300	Patterson-UTI Energy, Inc.	39,767
1,400	Unit Corp.*	59,864
		271,363
Oil Companies - Exploration and Production — 1.9%
3,000	Anadarko Petroleum Corp.	235,020
724	Apache Corp.	72,718
3,700	Denbury Resources, Inc.*	67,451
300	Devon Energy Corp.	21,336
1,600	Energen Corp.	78,640
3,700	EQT Corp.	178,377
2,100	Noble Energy, Inc.	205,338
5,700	Occidental Petroleum Corp.	542,811
1,600	Pioneer Natural Resources Co.	178,544
2,200	Plains Exploration & Production Co.*	93,830
1,500	SM Energy Co.	106,155
7,766	WPX Energy, Inc.	139,866
		1,920,086
Oil Companies - Integrated — 5.2%
19,900	Chevron Corp.	2,134,076
5,993	ConocoPhillips	455,528
26,129	Exxon Mobil Corp.	2,266,168
500	Hess Corp.	29,475
5,900	Marathon Oil Corp.	187,030
2,450	Marathon Petroleum Corp.	106,232
700	Murphy Oil Corp.	39,389
		5,217,898
Oil Field Machinery and Equipment — 0.4%
2,500	Cameron International Corp.*	132,075
3,700	National Oilwell Varco, Inc.	294,039
		426,114
Oil Refining and Marketing — 0.4%
2,500	Sunoco, Inc.	95,375
11,200	Tesoro Corp.*	300,608
		395,983
Paper and Related Products — 0.1%
300	Domtar Corp. (U.S. Shares)	28,614
600	International Paper Co.	21,060
2,100	MeadWestvaco Corp.	66,339
		116,013
Pharmacy Services — 0.3%
7,400	Omnicare, Inc.	263,218
Pipelines — 2.2%
6,000	El Paso Corp.	177,300
2,100	Kinder Morgan, Inc.	81,165
10,100	ONEOK, Inc.	824,766
12,500	Spectra Energy Corp.	394,375
23,300	Williams Cos., Inc.	717,873
		2,195,479
Power Converters and Power Supply Equipment — 0.2%
2,800	Hubbell, Inc. - Class B	220,024
Professional Sports — 0.1%
3,200	Madison Square Garden Co. - Class A*	109,440
Property and Casualty Insurance — 2.3%
583	Alleghany Corp.*	191,865
11,400	Arch Capital Group, Ltd.*	424,536
6,200	Chubb Corp.	428,482
2,900	Fidelity National Financial, Inc. - Class A	52,287
2,600	Hanover Insurance Group, Inc.	106,912
300	Markel Corp.*	134,682
8,800	Progressive Corp.	203,984
3,100	Travelers Cos., Inc.	183,520
7,100	W.R. Berkley Corp.	256,452
700	White Mountains Insurance Group, Ltd.	351,204
		2,333,924
Publishing - Books — 0.2%
4,900	McGraw-Hill Cos., Inc.	237,503
Publishing - Newspapers — 0.2%
11,400	Gannett Co., Inc.	174,762
200	Washington Post Co. - Class B	74,714
		249,476
Quarrying — 0.1%
3,500	Vulcan Materials Co.	149,555
Racetracks — 0.1%
2,100	Penn National Gaming, Inc.*	90,258
Real Estate Management/Services — 0%
300	Jones Lang LaSalle, Inc.	24,993
Reinsurance — 2.6%
2,100	Allied World Assurance Co. Holdings A.G.	144,207
1,300	Aspen Insurance Holdings, Ltd.	36,322
3,200	Axis Capital Holdings, Ltd.	106,144
18,600	Berkshire Hathaway, Inc. - Class B*	1,509,390
2,100	Everest Re Group, Ltd.	194,292
500	PartnerRe, Ltd.	33,945
5,500	Reinsurance Group of America, Inc.	327,085
1,400	RenaissanceRe Holdings, Ltd.	106,022
7,000	Validus Holdings, Ltd.	216,650
		2,674,057
REIT - Apartments — 0.6%
400	AvalonBay Communities, Inc.	56,540
2,100	BRE Properties, Inc.	106,155
3,100	Equity Residential	194,122
500	Essex Property Trust, Inc.	75,755
5,100	UDR, Inc.	136,221
		568,793
REIT - Diversified — 0.3%
5,500	Duke Realty Corp.	78,870
500	Plum Creek Timber Co., Inc.	20,780
10,040	Weyerhaeuser Co.	220,077
		319,727
REIT - Health Care — 0.5%
4,700	HCP, Inc.	185,462
1,700	Heath Care REIT, Inc.	93,432
4,562	Ventas, Inc.	260,490
		539,384
REIT - Hotels — 0.1%
1,900	Hospitality Properties Trust	50,293
5,800	Host Hotels & Resorts, Inc.	95,236
		145,529
REIT - Mortgage — 0.2%
800	American Capital Agency Corp.	23,632
13,600	Annaly Capital Management, Inc.	215,152
		238,784
REIT - Office Property — 0.2%
1,100	Boston Properties, Inc.	115,489
5,200	Douglas Emmett, Inc.	118,612
		234,101
REIT - Regional Malls — 0.7%
3,100	General Growth Properties, Inc.	52,669
2,723	Simon Property Group, Inc.	396,687
3,400	Taubman Centers, Inc.	248,030
		697,386
REIT - Shopping Centers — 0.1%
2,600	DDR Corp.	37,960
400	Federal Realty Investment Trust	38,716
		76,676
REIT - Storage — 0.1%
600	Public Storage	82,902
REIT - Warehouse and Industrial — 0.2%
4,630	ProLogis, Inc.	166,773
Rental Auto/Equipment — 0%
900	Aaron's, Inc.	23,310
Retail - Apparel and Shoe — 0.7%
400	Abercrombie & Fitch Co. - Class A	19,844
7,700	American Eagle Outfitters, Inc.	132,363
7,100	Foot Locker, Inc.	220,455
4,800	Gap, Inc.	125,472
2,400	PVH Corp.	214,392
		712,526
Retail - Automobile — 0.1%
2,300	CarMax, Inc.*	79,695
Retail - Building Products — 0.6%
6,100	Home Depot, Inc.	306,891
9,100	Lowe's Cos., Inc.	285,558
		592,449
Retail - Computer Equipment — 0.1%
6,800	GameStop Corp. - Class A	148,512
Retail - Consumer Electronics — 0%
1,000	Best Buy Co., Inc.	23,680
Retail - Discount — 1.1%
3,400	Big Lots, Inc.*	146,268
6,400	Target Corp.	372,928
10,100	Wal-Mart Stores, Inc.	618,120
		1,137,316
Retail - Drug Store — 0.2%
5,500	CVS Caremark Corp.	246,400
Retail - Jewelry — 0.2%
5,200	Signet Jewelers, Ltd.	245,856
Retail - Mail Order — 0.1%
2,400	Williams-Sonoma, Inc.	89,952
Retail - Major Department Stores — 0.2%
4,300	J.C. Penney Co., Inc.	152,349
Retail - Office Supplies — 0.1%
3,400	Staples, Inc.	55,012
Retail - Regional Department Stores — 0.7%
900	Kohl's Corp.	45,027
16,000	Macy's, Inc.	635,680
		680,707
Savings/Loan/Thrifts — 0.4%
13,700	Hudson City Bancorp, Inc.	100,147
10,300	New York Community Bancorp, Inc.	143,273
6,400	People's United Financial, Inc.	84,736
6,100	Washington Federal, Inc.	102,602
		430,758
Schools — 0%
600	DeVry, Inc.	20,322
Semiconductor Components/Integrated Circuits — 0%
800	Marvell Technology Group, Ltd.*	12,584
Semiconductor Equipment — 0.6%
3,000	Applied Materials, Inc.	37,320
4,800	KLA-Tencor Corp.	261,216
2,700	Novellus Systems, Inc.*	134,757
7,900	Teradyne, Inc.*	133,431
		566,724
Shipbuilding — 0.1%
1,900	Huntington Ingalls Industries, Inc.*	76,456
Soap and Cleaning Preparations — 0.1%
2,300	Church & Dwight Co., Inc.	113,137
Steel - Producers — 0.6%
10,000	Commercial Metals Co.	148,200
3,100	Nucor Corp.	133,145
5,200	Reliance Steel & Aluminum Co.	293,696
2,300	Steel Dynamics, Inc.	33,442
		608,483
Super-Regional Banks — 1.9%
4,600	Capital One Financial Corp.	256,404
1,800	Comerica, Inc.*	58,248
13,700	Fifth Third Bancorp	192,485
11,500	Huntington Bancshares, Inc.	74,175
16,300	KeyCorp	138,550
2,383	PNC Financial Services Group, Inc.	153,680
500	SunTrust Banks, Inc.	12,085
13,000	U.S. Bancorp	411,840
17,861	Wells Fargo & Co.	609,774
		1,907,241
Telecommunication Equipment — 0%
9,500	Tellabs, Inc.	38,475
Telecommunication Services — 0%
1,100	Amdocs, Ltd. (U.S. Shares)*	34,738
Telephone - Integrated — 2.5%
39,110	AT&T, Inc.	1,221,406
17,662	CenturyLink, Inc.	682,636
1,700	Telephone & Data Systems, Inc.	39,355
13,944	Verizon Communications, Inc.	533,079
7,000	Windstream Corp.	81,970
		2,558,446
Television — 0.8%
22,600	CBS Corp. - Class B	766,366
Textile-Home Furnishings — 0.1%
1,300	Mohawk Industries, Inc.*	86,463
Tobacco — 3.0%
20,100	Altria Group, Inc.	620,487
7,200	Lorillard, Inc.	932,256
9,200	Philip Morris International, Inc.	815,212
15,100	Reynolds American, Inc.	625,744
		2,993,699
Tools - Hand Held — 0.3%
4,255	Stanley Black & Decker, Inc.	327,465
Toys — 0.2%
4,500	Mattel, Inc.	151,470
Transportation - Equipment & Leasing — 0.2%
4,500	GATX Corp.	181,350
Transportation - Marine — 0.2%
1,600	Alexander & Baldwin, Inc.	77,520
2,100	Kirby Corp.*	138,159
		215,679
Transportation - Railroad — 0.9%
2,600	Kansas City Southern	186,394
5,000	Norfolk Southern Corp.	329,150
3,300	Union Pacific Corp.	354,684
		870,228
Transportation - Services — 0.2%
4,100	Ryder System, Inc.	216,480
Transportation - Truck — 0.1%
2,600	Con-way, Inc.	84,786
Veterinary Diagnostics — 0.1%
4,100	VCA Antech, Inc.*	95,161
Vitamins and Nutrition Products — 0.6%
7,500	Mead Johnson Nutrition Co.	618,600
Water — 0.6%
14,700	American Water Works Co., Inc.	500,241
4,100	Aqua America, Inc.	91,389
		591,630
Web Portals/Internet Service Providers — 0.2%
1,900	AOL, Inc.*	36,043
9,800	Yahoo!, Inc.*	149,156
		185,199
Wireless Equipment — 1.6%
15,100	Motorola Mobility Holdings, Inc.*	592,524
19,385	Motorola Solutions, Inc.	985,340
		1,577,864
X-Ray Equipment — 0.1%
5,700	Hologic, Inc.*	122,835
Total Common Stock (cost $83,065,293)		100,114,671
Money Market — 0.8%
828,000	Janus Cash Liquidity Fund LLC, 0% (cost $828,000)	828,000
Total Investments (total cost $83,893,293) – 100%		$100,942,671

(1) Formerly named INTECH Risk-Managed Value Fund.

Summary of Investments by Country – (Long Positions)
March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$2,097,114	2.1%
Guernsey	34,738	0.0%
Ireland	284,068	0.3%
Liberia	29,430	0.0%
Netherlands	308,259	0.3%
Panama	60,952	0.1%
Switzerland	1,474,158	1.5%
United States††	96,653,952	95.7%
Total	$100,942,671	100.0%

†† Includes Cash Equivalents (94.9% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of March 31, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$100,114,671	$-	$-

Money Market	-	828,000	-

Total Investments in Securities	$100,114,671	$828,000	$-

Janus Conservative Allocation Fund

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100.0%
Equity Funds — 40.8%
630,186	INTECH International Fund(2) - Class I Shares	$4,499,531
1,031,915	INTECH U.S. Growth Fund(3) - Class I Shares	15,210,419
1,971,723	INTECH U.S. Value Fund(4) - Class I Shares	20,427,048
146,242	Janus Fund - Class I Shares	4,640,263
238,089	Janus Global Real Estate Fund - Class I Shares	2,209,468
1,162,639	Janus International Equity Fund - Class I Shares	12,765,779
134,415	Janus Overseas Fund - Class I Shares	5,080,897
317,171	Janus Research Fund - Class I Shares	10,269,986
254,067	Janus Triton Fund - Class I Shares	4,679,913
1,298,731	Perkins Large Cap Value Fund - Class I Shares	17,961,454
91,333	Perkins Small Cap Value Fund - Class I Shares	2,015,712
		99,760,470
Fixed Income Funds — 59.2%
11,959,227	Janus Flexible Bond Fund - Class I Shares	127,604,954
118,742	Janus High-Yield Fund - Class I Shares	1,074,618
5,161,920	Janus Short-Term Bond Fund - Class I Shares	15,898,713
		144,578,285
Total Investments (total cost $222,333,342) – 100%		$244,338,755

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.
(2)	Formerly named INTECH Risk-Managed International Fund.
(3)	Formerly named INTECH Risk-Managed Growth Fund.
(4)	Formerly named INTECH Risk-Managed Value Fund.

Notes to Schedule of Investments (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Equity Funds	$ -	$ 99,760,470	$ -
Fixed-Income Funds	-	144,578,285	-

Total Investments in Securities	$ -	$ 244,338,755	$ -

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 2.9%
$43,331,000	Arkle PLC 2.2151%, 5/17/60 (144A),‡	$43,804,955
6,940,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	7,870,279
8,382,936	CLI Funding LLC 4.9400%, 10/15/26 (144A),‡	8,708,272
8,029,000	Commercial Mortgage Pass Through Certificates 2.3646%, 2/10/29 (144A),‡	8,084,786
6,175,082	Commercial Mortgage Pass Through Certificates 5.8131%, 12/10/49‡	7,086,185
6,280,000	FREMF Mortgage Trust 4.5716%, 1/25/21 (144A),‡	6,210,889
4,037,669	FREMF Mortgage Trust 5.1588%, 4/25/21 (144A),‡	4,150,481
7,360,873	FREMF Mortgage Trust 4.9328%, 7/25/21 (144A), ‡	7,471,595
4,186,000	FREMF Mortgage Trust 4.5942%, 10/25/21 (144A),‡	4,096,683
8,826,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.3638%, 11/13/16 (144A),‡	9,191,061
10,320,368	JPMorgan Chase Commercial Mortgage Securities Corp. 3.6620%, 7/5/24 (144A)	10,630,691
4,012,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.6330%, 12/5/27 (144A)	4,587,168
3,997,810	JPMorgan Chase Commercial Mortgage Securities Corp. 5.8713%, 4/15/45‡	4,546,422
4,000,000	Oxbow Resources LLC 4.9690%, 5/1/36 (144A)	4,183,000
6,676,000	Silverstone 1.7918%, 1/21/55 (144A),‡	6,714,167
3,350,000	SLM Student Loan Trust 4.3700%, 4/17/28 (144A)	3,474,213
3,553,000	SLM Student Loan Trust 2.7418%, 1/15/43 (144A),‡	3,485,749
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $139,383,660)		144,296,596
Bank Loans — 0.3%
Electric - Generation — 0.1%
6,246,900	AES Corp. 4.2500%, 6/1/18‡	6,249,461
Food - Miscellaneous/Diversified — 0.2%
10,110,193	Del Monte Foods Co. 4.5000%, 3/8/18‡	9,957,124
Total Bank Loans (cost $16,307,415)		16,206,585
Corporate Bonds — 58.4%
Advertising Services — 0.1%
5,831,000	WPP Finance UK 4.7500%, 11/21/21 (144A)	6,097,663
Aerospace and Defense – Equipment — 0.6%
16,002,000	Exelis, Inc. 4.2500%, 10/1/16 (144A)	16,249,135
12,085,000	Exelis, Inc. 5.5500%, 10/1/21 (144A)	12,565,729
		28,814,864
Agricultural Chemicals — 0.8%
20,472,000	CF Industries, Inc. 6.8750%, 5/1/18	23,619,570
12,192,000	CF Industries, Inc. 7.1250%, 5/1/20	14,523,720
		38,143,290
Airlines — 0.3%
3,768,000	Southwest Airlines Co. 5.2500%, 10/1/14	4,051,998
10,352,000	Southwest Airlines Co. 5.1250%, 3/1/17	11,263,970
		15,315,968
Beverages - Wine and Spirits — 1.2%
29,624,000	Pernod-Ricard S.A. 5.7500%, 4/7/21 (144A)	32,808,758
25,372,000	Pernod-Ricard S.A. 4.4500%, 1/15/22 (144A)	25,736,621
		58,545,379
Brewery — 1.0%
13,927,000	SABMiller Holdings, Inc. 2.4500%, 1/15/17 (144A)	14,101,687
33,009,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	33,582,069
		47,683,756
Building - Residential and Commercial — 0.2%
4,892,000	MDC Holdings, Inc. 5.3750%, 12/15/14	5,186,997
4,656,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	4,785,516
		9,972,513
Building Products - Cement and Aggregate — 0.4%
2,424,000	CRH America, Inc. 4.1250%, 1/15/16	2,458,043
2,574,000	CRH America, Inc. 5.7500%, 1/15/21	2,660,090
11,770,000	Hanson, Ltd. 6.1250%, 8/15/16	12,623,325
		17,741,458
Chemicals - Diversified — 2.3%
14,897,000	Lyondell Chemical Co. 8.0000%, 11/1/17	16,721,882
10,624,397	Lyondell Chemical Co. 11.0000%, 5/1/18	11,739,959
57,600,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19 (144A)	57,600,000
23,854,000	LyondellBasell Industries N.V. 6.0000%, 11/15/21 (144A)	25,046,700
		111,108,541
Chemicals - Specialty — 1.0%
9,684,000	Ashland, Inc. 9.1250%, 6/1/17	10,737,135
20,874,000	Ecolab, Inc. 3.0000%, 12/8/16	21,704,597
17,789,000	Ecolab, Inc. 4.3500%, 12/8/21	18,858,404
		51,300,136
Coatings and Paint Products — 0.7%
18,000	RPM International, Inc. 6.2500%, 12/15/13	19,230
10,136,000	RPM International, Inc. 6.1250%, 10/15/19	11,098,119
21,147,000	Valspar Corp. 4.2000%, 1/15/22	21,650,975
		32,768,324
Commercial Banks — 3.0%
4,831,000	Abbey National Treasury Services PLC 2.1366%, 4/25/14‡	4,688,964
10,122,000	American Express Bank FSB 5.5000%, 4/16/13	10,595,902
14,975,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	15,293,219
38,645,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	39,417,900
12,143,000	HSBC Bank USA 4.8750%, 8/24/20	12,442,337
8,928,000	Regions Bank 7.5000%, 5/15/18	10,110,960
14,524,000	Standard Chartered PLC 3.2000%, 5/12/16 (144A)	14,804,298
16,512,000	SVB Financial Group 5.3750%, 9/15/20	17,857,381
22,495,000	Zions Bancorp. 7.7500%, 9/23/14	24,632,025
		149,842,986
Commercial Services - Finance — 0.3%
12,985,000	Western Union Co. 3.6500%, 8/22/18	13,882,900
Computers - Memory Devices — 0.2%
10,729,000	Seagate Technology 10.0000%, 5/1/14 (144A)	12,123,770
Consulting Services — 1.1%
10,361,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	10,976,930
41,231,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	44,021,143
		54,998,073
Containers - Metal and Glass — 0.1%
3,412,000	Ball Corp. 7.1250%, 9/1/16	3,719,080
Containers - Paper and Plastic — 0.6%
4,268,000	Rock-Tenn Co. 4.4500%, 3/1/19 (144A)	4,287,176
21,619,000	Rock-Tenn Co. 4.9000%, 3/1/22 (144A)	21,587,285
4,167,000	Sonoco Products Co. 4.3750%, 11/1/21	4,239,568
		30,114,029
Data Processing and Management — 0.3%
11,026,000	Fiserv, Inc. 3.1250%, 10/1/15	11,383,496
4,129,000	Fiserv, Inc. 3.1250%, 6/15/16	4,219,198
		15,602,694
Diversified Banking Institutions — 3.4%
16,700,000	Bank of America Corp. 4.5000%, 4/1/15	17,297,259
14,982,000	Bank of America Corp. 5.7000%, 1/24/22	15,859,706
7,144,000	Citigroup, Inc. 5.0000%, 9/15/14	7,398,534
6,077,000	Citigroup, Inc. 4.8750%, 5/7/15	6,300,512
8,845,000	Citigroup, Inc. 4.4500%, 1/10/17	9,265,191
3,415,000	Goldman Sachs Group, Inc. 3.7000%, 8/1/15	3,475,258
10,347,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	10,344,061
12,818,000	Goldman Sachs Group, Inc. 5.7500%, 1/24/22	13,186,389
11,586,000	JPMorgan Chase & Co. 4.2500%, 10/15/20	11,862,511
10,379,000	Morgan Stanley 4.0000%, 7/24/15	10,328,963
7,648,000	Morgan Stanley 3.4500%, 11/2/15	7,470,023
13,681,000	Morgan Stanley 5.6250%, 9/23/19	13,522,560
22,832,000	Morgan Stanley 5.5000%, 7/28/21	22,313,348
5,191,000	Royal Bank of Scotland PLC 3.9500%, 9/21/15	5,248,599
12,123,000	Royal Bank of Scotland PLC 4.3750%, 3/16/16	12,379,802
		166,252,716
Diversified Financial Services — 1.6%
3,945,000	General Electric Capital Corp. 4.8000%, 5/1/13	4,117,116
5,542,000	General Electric Capital Corp. 5.9000%, 5/13/14	6,091,395
26,392,000	General Electric Capital Corp. 6.0000%, 8/7/19	30,819,522
22,026,000	General Electric Capital Corp. 5.5000%, 1/8/20	24,983,233
14,232,000	General Electric Capital Corp. 4.6500%, 10/17/21	15,147,402
		81,158,668
Diversified Minerals — 0.6%
22,826,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	23,282,520
3,750,000	Teck Resources, Ltd. 7.0000%, 9/15/12	3,822,724
		27,105,244
Diversified Operations — 0.3%
15,411,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12	15,816,402
Electric - Generation — 0.1%
2,392,000	AES Corp. 7.7500%, 10/15/15	2,667,080
Electric - Integrated — 1.8%
7,679,000	Calpine Construction Finance Co. L.P. 8.0000%, 6/1/16 (144A)	8,350,913
6,318,000	CMS Energy Corp. 1.5215%, 1/15/13‡	6,278,513
13,557,000	CMS Energy Corp. 4.2500%, 9/30/15	14,066,025
10,092,000	CMS Energy Corp. 5.0500%, 2/15/18	10,601,757
9,623,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	10,193,076
6,576,000	Monongahela Power Co. 6.7000%, 6/15/14	7,307,948
21,466,000	PPL Energy Supply LLC 4.6000%, 12/15/21	21,855,028
8,729,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	9,081,852
		87,735,112
Electronic Components – Semiconductors — 0.6%
10,419,000	National Semiconductor Corp. 3.9500%, 4/15/15	11,332,257
13,448,000	National Semiconductor Corp. 6.6000%, 6/15/17	16,589,910
		27,922,167
Electronic Connectors — 0.5%
15,840,000	Amphenol Corp. 4.7500%, 11/15/14	17,206,453
8,456,000	Amphenol Corp. 4.0000%, 2/1/22	8,510,770
		25,717,223
Electronic Measuring Instruments — 0.4%
4,957,000	Agilent Technologies, Inc. 2.5000%, 7/15/13	5,035,554
14,021,000	FLIR Systems, Inc. 3.7500%, 9/1/16	14,293,736
		19,329,290
Electronics - Military — 0.7%
16,712,000	L-3 Communications Corp. 6.3750%, 10/15/15	17,108,910
4,667,000	L-3 Communications Corp. 5.2000%, 10/15/19	4,984,818
13,766,000	L-3 Communications Corp. 4.7500%, 7/15/20	14,214,221
		36,307,949
Engineering - Research and Development Services — 0.5%
12,505,000	URS Corp. 3.8500%, 4/1/17 (144A)	12,464,096
12,013,000	URS Corp. 5.0000%, 4/1/22 (144A)	11,874,755
		24,338,851
Finance - Auto Loans — 1.3%
5,210,000	Ford Motor Credit Co. LLC 7.5000%, 8/1/12	5,287,723
36,597,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	36,954,260
10,489,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	11,623,207
11,405,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	11,813,937
		65,679,127
Finance - Consumer Loans — 0.7%
18,839,000	SLM Corp. 6.2500%, 1/25/16	19,592,560
8,910,000	SLM Corp. 6.0000%, 1/25/17	9,177,300
6,695,000	SLM Corp. 7.2500%, 1/25/22	6,995,097
		35,764,957
Finance - Credit Card — 0.3%
13,368,000	American Express Co. 6.8000%, 9/1/66‡	13,635,360
Finance - Investment Bankers/Brokers — 2.6%
10,365,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	11,037,792
8,637,000	Jefferies Group, Inc. 3.8750%, 11/9/15	8,529,038
15,015,000	Jefferies Group, Inc. 5.1250%, 4/13/18	14,564,550
7,773,000	Jefferies Group, Inc. 8.5000%, 7/15/19	8,628,030
15,252,000	Lazard Group LLC 7.1250%, 5/15/15	16,537,759
2,375,000	Lazard Group LLC 6.8500%, 6/15/17	2,611,037
42,460,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	43,309,200
16,692,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	17,832,130
5,810,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	6,370,305
		129,419,841
Finance - Mortgage Loan Banker — 0.4%
19,379,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A)	20,752,138
Food - Meat Products — 0.9%
1,276,000	Smithfield Foods, Inc. 7.7500%, 5/15/13	1,339,800
36,258,000	Tyson Foods, Inc. 6.8500%, 4/1/16	41,152,830
		42,492,630
Food - Miscellaneous/Diversified — 0.2%
8,165,000	ARAMARK Corp. 8.5000%, 2/1/15	8,369,207
2,156,000	Dole Food Co., Inc. 13.8750%, 3/15/14	2,465,925
		10,835,132
Gas - Transportation — 0%
1,897,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	2,090,532
Hazardous Waste Disposal — 0.1%
4,247,000	Clean Harbors, Inc. 7.6250%, 8/15/16	4,469,968
Hotels and Motels — 0.9%
7,074,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	7,773,626
2,275,000	Hyatt Hotels Corp. 6.8750%, 8/15/19 (144A)	2,622,957
9,977,000	Marriott International, Inc. 4.6250%, 6/15/12	10,037,131
5,173,000	Marriott International, Inc. 3.0000%, 3/1/19	5,087,770
1,978,000	Starwood Hotels & Resorts Worldwide, Inc. 7.8750%, 10/15/14	2,262,337
2,588,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	3,002,080
10,617,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	12,581,145
		43,367,046
Investment Management and Advisory Services — 0.6%
12,493,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	13,461,208
7,648,000	FMR LLC 6.4500%, 11/15/39 (144A)	8,148,676
4,850,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	4,886,375
4,392,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	4,435,920
		30,932,179
Life and Health Insurance — 0.1%
2,807,000	Prudential Financial, Inc. 4.7500%, 6/13/15	3,034,850
Linen Supply & Related Items — 0.3%
5,890,000	Cintas Corp. No. 2 2.8500%, 6/1/16	6,036,048
6,283,000	Cintas Corp. No. 2 4.3000%, 6/1/21	6,664,592
		12,700,640
Medical - Biomedical and Genetic — 0.2%
6,590,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	7,314,900
Medical Instruments — 0.1%
6,236,000	Boston Scientific Corp. 4.5000%, 1/15/15	6,689,444
Medical Products — 0.1%
6,562,000	CareFusion Corp. 4.1250%, 8/1/12	6,625,507
Metal Processors and Fabricators — 0.1%
2,275,000	Timken Co. 6.0000%, 9/15/14	2,481,090
Money Center Banks — 0.5%
22,285,000	Lloyds TSB Bank PLC 4.8750%, 1/21/16	23,105,913
Multi-Line Insurance — 2.0%
18,820,000	American International Group, Inc. 4.2500%, 9/15/14	19,416,688
10,444,000	American International Group, Inc. 5.4500%, 5/18/17	11,227,718
28,724,000	American International Group, Inc. 6.4000%, 12/15/20	32,507,784
16,511,000	American International Group, Inc. 8.1750%, 5/15/58‡	17,476,893
10,083,000	MetLife, Inc. 2.3750%, 2/6/14	10,333,442
5,124,000	MetLife, Inc. 7.7170%, 2/15/19	6,464,848
		97,427,373
Oil - Field Services — 0.8%
11,206,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	11,694,089
19,075,000	Schlumberger Investment S.A. 1.9500%, 9/14/16 (144A)	19,301,153
7,277,000	Weatherford International, Ltd. 4.5000%, 4/15/22	7,266,448
		38,261,690
Oil and Gas Drilling — 0.7%
23,868,000	Nabors Industries, Inc. 5.0000%, 9/15/20	25,620,746
8,613,000	Rowan Cos., Inc. 5.0000%, 9/1/17	9,169,159
		34,789,905
Oil Companies - Exploration and Production — 1.5%
21,920,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	25,374,636
5,554,000	Forest Oil Corp. 8.5000%, 2/15/14	5,942,780
10,632,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	11,841,390
2,162,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	2,472,788
11,887,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	13,462,027
12,734,000	Southwestern Energy Co. 4.1000%, 3/15/22 (144A)	12,622,628
1,513,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	1,611,345
		73,327,594
Oil Companies - Integrated — 2.9%
14,256,000	BP Capital Markets PLC 2.2480%, 11/1/16	14,622,479
8,704,000	BP Capital Markets PLC 4.5000%, 10/1/20	9,561,266
10,125,000	BP Capital Markets PLC 3.5610%, 11/1/21	10,425,905
35,439,000	Phillips 66 2.9500%, 5/1/17 (144A)	36,020,270
36,021,000	Phillips 66 4.3000%, 4/1/22 (144A)	36,640,525
36,103,000	Phillips 66 5.8750%, 5/1/42 (144A)	36,984,527
		144,254,972
Oil Refining and Marketing — 0.4%
3,261,000	Frontier Oil Corp. 8.5000%, 9/15/16	3,464,813
7,675,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	8,831,707
5,111,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	5,350,476
3,659,000	Sunoco Logistics Partners Operations L.P. 6.1000%, 2/15/42	4,000,033
		21,647,029
Paper and Related Products — 0.2%
7,953,000	International Paper Co. 6.0000%, 11/15/41	8,632,751
Pharmacy Services — 2.8%
14,823,000	Aristotle Holding, Inc. 2.1000%, 2/12/15 (144A)	15,005,679
51,542,000	Aristotle Holding, Inc. 2.6500%, 2/15/17 (144A)	52,124,476
27,280,000	Aristotle Holding, Inc. 4.7500%, 11/15/21 (144A)	29,195,547
23,581,000	Aristotle Holding, Inc. 3.9000%, 2/15/22 (144A)	23,834,401
10,862,000	Express Scripts, Inc. 3.1250%, 5/15/16	11,310,655
4,721,000	Medco Health Solutions, Inc. 4.1250%, 9/15/20	4,817,880
		136,288,638
Pipelines — 3.8%
5,280,000	Colorado Interstate Gas Co. LLC 6.8500%, 6/15/37	5,754,725
10,942,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	10,978,251
17,561,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	17,603,831
1,946,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	2,174,653
8,346,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	8,653,692
3,793,000	Energy Transfer Partners L.P. 5.9500%, 2/1/15	4,163,314
8,061,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	8,212,345
12,828,000	Energy Transfer Partners L.P. 5.2000%, 2/1/22	13,420,102
4,357,000	Energy Transfer Partners L.P. 6.0500%, 6/1/41	4,396,623
2,396,000	Kinder Morgan Energy Partners L.P. 5.9500%, 2/15/18	2,798,339
20,030,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	21,131,650
15,703,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	16,266,078
14,417,000	Plains All American Pipeline L.P. 3.9500%, 9/15/15	15,460,430
6,845,000	Plains All American Pipeline L.P. 5.0000%, 2/1/21	7,515,920
7,671,000	TC Pipelines L.P. 4.6500%, 6/15/21	8,020,498
40,252,000	Western Gas Partners L.P. 5.3750%, 6/1/21	43,150,144
		189,700,595
Publishing - Newspapers — 0%
1,731,000	Gannett Co., Inc. 6.3750%, 9/1/15	1,843,515
Publishing - Periodicals — 0.3%
16,510,000	United Business Media PLC 5.7500%, 11/3/20 (144A)	16,324,527
Real Estate Management/Services — 0.3%
5,940,000	CB Richard Ellis Services, Inc. 6.6250%, 10/15/20	6,311,250
3,831,000	ProLogis L.P. 6.6250%, 5/15/18	4,360,988
4,148,000	ProLogis L.P. 6.8750%, 3/15/20	4,764,741
		15,436,979
Real Estate Operating/Development — 0.2%
10,962,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	11,661,332
Reinsurance — 0.2%
11,363,000	Berkshire Hathaway, Inc. 3.2000%, 2/11/15	12,105,333
REIT - Diversified — 0.7%
10,578,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	10,986,173
25,024,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	25,902,968
		36,889,141
REIT - Health Care — 0.6%
6,019,000	Senior Housing Properties Trust 6.7500%, 4/15/20	6,354,945
8,372,000	Senior Housing Properties Trust 6.7500%, 12/15/21	8,881,612
11,983,000	Ventas Realty L.P. / Ventas Capital Corp. 6.7500%, 4/1/17	12,371,153
		27,607,710
REIT - Hotels — 0.3%
15,926,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	16,403,780
REIT - Office Property — 1.2%
21,960,000	Alexandria Real Estate Corp. 4.6000%, 4/1/22	21,496,490
3,893,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	4,137,465
10,699,000	Reckson Operating Partnership L.P. 5.0000%, 8/15/18	10,889,667
18,656,000	Reckson Operating Partnership L.P. 7.7500%, 3/15/20	21,253,624
		57,777,246
REIT - Regional Malls — 1.4%
42,864,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	44,042,760
24,679,000	Rouse Co. L.P. 6.7500%, 11/9/15	25,943,799
		69,986,559
REIT - Shopping Centers — 0.1%
4,169,000	Developers Diversified Realty Corp. 4.7500%, 4/15/18	4,318,742
Retail - Regional Department Stores — 0.6%
5,119,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	5,611,141
11,054,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	12,685,029
4,255,000	Macy's Retail Holdings, Inc. 3.8750%, 1/15/22	4,267,403
5,496,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	6,409,968
		28,973,541
Retail - Restaurants — 0.2%
10,955,000	Brinker International 5.7500%, 6/1/14	11,617,832
Steel - Producers — 1.0%
14,819,000	ArcelorMittal 4.5000%, 2/25/17	14,862,360
11,508,000	ArcelorMittal 5.5000%, 3/1/21	11,294,814
8,521,000	ArcelorMittal 6.2500%, 2/25/22	8,615,575
13,697,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	13,936,698
		48,709,447
Telecommunication Services — 0.4%
18,173,000	Qwest Corp. 6.7500%, 12/1/21	20,285,611
Telephone - Integrated — 0.9%
4,059,000	Qwest Communications International, Inc. 7.5000%, 2/15/14	4,079,295
36,254,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	38,701,145
		42,780,440
Transportation - Railroad — 0.5%
2,474,739	CSX Corp. 8.3750%, 10/15/14	2,817,886
16,288,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	18,079,680
5,595,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	6,042,600
		26,940,166
Transportation - Services — 0%
2,289,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,275,509
Transportation - Truck — 0.3%
16,499,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	17,052,376
Total Corporate Bonds (cost $2,777,945,797)		2,886,837,713

Mortgage-Backed Securities — 15.3%
Fannie Mae:
3,847,867	5.0000%, 2/1/23	4,176,666
7,367,188	5.5000%, 1/1/25	8,033,514
3,967,287	5.5000%, 1/1/33	4,359,836
3,201,300	5.0000%, 11/1/33	3,466,182
6,040,083	5.0000%, 12/1/33	6,539,851
3,476,770	5.0000%, 2/1/34	3,764,444
13,747,786	5.5000%, 4/1/34	15,108,081
23,021,831	5.5000%, 9/1/34	25,260,193
6,992,462	5.5000%, 5/1/35	7,653,750
55,147,391	5.5000%, 7/1/35	60,509,248
22,523,059	6.0000%, 12/1/35	25,173,645
44,193,953	5.5000%, 4/1/36	48,373,443
24,106,425	5.5000%, 7/1/36	26,450,239
6,494,852	6.0000%, 3/1/37	7,190,856
28,629,952	5.5000%, 5/1/37	31,462,786
6,567,068	6.0000%, 5/1/37	7,254,393
6,137,015	5.5000%, 7/1/37	6,692,470
4,803,263	5.5000%, 3/1/38	5,278,530
9,243,604	6.0000%, 11/1/38	10,211,062
17,547,403	6.0000%, 11/1/38	19,444,274
4,209,381	4.5000%, 10/1/40	4,553,312
3,974,910	4.0000%, 12/1/40	4,210,640
3,823,469	5.0000%, 3/1/41	4,197,779
11,502,467	4.5000%, 4/1/41	12,392,343
7,790,555	5.0000%, 4/1/41	8,557,433
9,881,181	5.0000%, 4/1/41	10,952,958
12,248,411	4.5000%, 10/1/41	13,104,055
8,509,305	5.0000%, 10/1/41	9,266,505
Freddie Mac:
5,786,045	5.0000%, 1/1/19	6,245,202
4,845,607	5.0000%, 2/1/19	5,230,136
6,668,149	5.5000%, 8/1/19	7,227,585
14,371,648	6.0000%, 1/1/38	15,890,233
3,875,541	5.5000%, 5/1/38	4,250,964
10,177,481	5.5000%, 10/1/39	11,163,374
8,999,726	4.5000%, 1/1/41	9,704,619
11,673,501	4.5000%, 5/1/41	12,545,601
19,791,786	5.0000%, 5/1/41	21,870,662
2,911,882	4.5000%, 9/1/41	3,105,010
Ginnie Mae:
11,950,582	4.0000%, 8/15/24	12,889,596
9,199,061	6.0000%, 11/20/34	10,419,411
43,536,069	5.0000%, 1/20/35	47,996,356
43,155,870	5.5000%, 3/20/35	47,965,674
11,548,834	5.5000%, 3/15/36	12,963,799
14,656,341	5.5000%, 3/20/36	16,337,535
7,707,078	5.0000%, 4/15/39	8,542,970
16,218,631	5.0000%, 9/15/39	18,074,869
33,544,030	5.0000%, 9/15/39	37,305,403
8,878,293	5.0000%, 10/15/39	9,841,212
14,153,926	5.0000%, 11/15/39	15,741,586
14,426,878	5.0000%, 2/15/41	15,963,030
6,370,801	5.0000%, 5/15/41	7,059,772
3,486,287	4.5000%, 7/15/41	3,830,997
Total Mortgage-Backed Securities (cost $752,030,997)		755,804,084

U.S. Treasury Notes/Bonds — 16.9%
U.S. Treasury Notes/Bonds:
58,077,900	1.1250%, 6/15/13	58,679,122
95,240,000	1.0000%, 7/15/13	96,125,446
136,183,000	0.2500%, 3/31/14	135,948,901
35,575,800	0.2500%, 1/15/15	35,342,352
34,876,300	2.1250%, 5/31/15	36,557,442
7,890,000	1.0000%, 8/31/16	7,923,903
11,032,900	1.0000%, 9/30/16	11,069,960
8,880,500	1.0000%, 10/31/16	8,902,701
1,150,000	0.8750%, 11/30/16	1,145,148
110,879,500	0.8750%, 1/31/17	110,195,152
17,148,000	0.8750%, 2/28/17	17,027,432
16,602,100	2.3750%, 5/31/18	17,572,294
3,753,700	1.7500%, 10/31/18	3,813,230
93,765,200	3.1250%, 5/15/21**	102,057,607
111,212,300	2.1250%, 8/15/21	111,134,118
27,485,300	2.0000%, 11/15/21	27,057,986
42,050,000	2.0000%, 2/15/22	41,241,841
12,900,000	3.1250%, 2/15/42	12,365,863
Total U.S. Treasury Notes/Bonds (cost $825,806,838)		834,160,498
Money Market — 6.2%
307,314,473	Janus Cash Liquidity Fund LLC, 0% (cost $307,314,473)	307,314,473
Total Investments (total cost $4,818,789,180) – 100%		$4,944,619,949

Summary of Investments by Country – (Long Positions)

March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$62,447,170	1.3%
Canada	24,954,374	0.5%
Cayman Islands	12,123,770	0.2%
France	58,545,379	1.2%
Luxembourg	69,890,304	1.4%
Mexico	24,122,280	0.5%
Netherlands	82,646,700	1.7%
South Korea	11,694,089	0.2%
Switzerland	7,266,448	0.1%
United Kingdom	151,476,990	3.1%
United States††	4,439,452,445	89.8%
Total	$4,944,619,949	100.0%

†† Includes Cash Equivalents (83.6% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open future contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Flexible Bond Fund	$ 953,647,019	19.3%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$144,296,596	$-
Bank Loans	-	16,206,585	-
Corporate Bonds	-	2,886,837,713	-
Mortgage- Backed Securities	-	755,804,084	-
U.S. Treasury Notes/Bonds	-	834,160,498	-

Money Market	-	307,314,473	-

Total Investments in Securities	$-	$4,944,619,949	$ -

(a) Includes Fair Value Factors.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Fund	Aggregate Value
Janus Flexible Bond Fund	$70,746,000

Janus Global Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount			Value
Asset-Backed/Commercial Mortgage-Backed Securities — 7.3%
EUR	500,000	Arena B.V. 1.9510%, 10/17/51**,‡	$ 649,693
	340,000	Arkle PLC 2.2151%, 5/17/60 (144A)‡	343,719
	23,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	26,083
	95,827	CLI Funding LLC 4.9400%, 10/15/26 (144A)‡	99,546
	17,000	Commercial Mortgage Pass Through Certificates 5.8131%, 12/10/49‡	19,508
GBP	124,368	DECO Series 4.8164%, 5/22/21**,‡	189,953
EUR	500,000	DECO Series 2.1910%, 11/20/35**,‡	651,244
EUR	100,000	Dutch MBS B.V. 3.1190%, 7/2/37**,‡	129,305
	69,000	FREMF Mortgage Trust 4.9328%, 7/25/21 (144A)‡	70,038
	29,000	FREMF Mortgage Trust 4.5942%, 10/25/21 (144A)‡	28,381
	100,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.3638%, 11/13/16 (144A)‡	104,136
	84,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.6620%, 7/5/24 (144A)	86,526
	13,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.6330%, 12/5/27 (144A)	14,864
	13,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.8713%, 4/15/45‡	14,784
	200,000	Penarth Master Issuer PLC 0.8918%, 7/18/13 (144A)‡	200,008
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,691,198)			2,627,788
Bank Loan — 0.1%
Food - Miscellaneous/Diversified — 0.1%
	34,785	Del Monte Foods Co. 4.5000%, 3/8/18 ‡ (cost $34,708)	34,258
Corporate Bonds — 52.0%
Aerospace and Defense – Equipment — 0.4%
	84,000	Exelis, Inc. 4.2500%, 10/1/16 (144A)	85,298
	53,000	Exelis, Inc. 5.5500%, 10/1/21 (144A)	55,108
			140,406
Agricultural Chemicals — 0.6%
	91,000	CF Industries, Inc. 6.8750%, 5/1/18	104,991
	94,000	CF Industries, Inc. 7.1250%, 5/1/20	111,978
			216,969
Apparel Manufacturers — 0.6%
	25,000	Levi Strauss & Co. 8.8750%, 4/1/16	25,813
	200,000	Quiksilver, Inc. 6.8750%, 4/15/15	201,000
			226,813
Beverages - Wine and Spirits — 1.2%
EUR	250,000	Pernod-Ricard S.A. 4.8750%, 3/18/16**	359,616
	86,000	Pernod-Ricard S.A. 4.4500%, 1/15/22 (144A)**	87,236
			446,852
Building - Residential and Commercial — 0.1%
	37,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	38,029
Building Products - Cement and Aggregate — 0.1%
	16,000	CRH America, Inc. 4.1250%, 1/15/16	16,225
	10,000	CRH America, Inc. 5.7500%, 1/15/21	10,334
			26,559
Cellular Telecommunications — 0.6%
	200,000	America Movil S.A.B. de C.V. 2.3750%, 9/8/16	202,465
Chemicals - Diversified — 2.3%
	120,000	Lyondell Chemical Co. 8.0000%, 11/1/17	134,700
	49,910	Lyondell Chemical Co. 11.0000%, 5/1/18	55,151
	419,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19 (144A)**	419,000
	200,000	LyondellBasell Industries N.V. 6.0000%, 11/15/21 (144A)**	210,000
			818,851
Chemicals - Specialty — 0.8%
	153,000	Ecolab, Inc. 3.0000%, 12/8/16	159,088
	128,000	Ecolab, Inc. 4.3500%, 12/8/21	135,695
			294,783
Coatings and Paint Products — 0.5%
	169,000	Valspar Corp. 4.2000%, 1/15/22	173,028
Commercial Banks — 3.2%
	100,000	Barclays Bank PLC 5.0000%, 9/22/16**	107,556
	63,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	64,339
	306,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	312,120
EUR	100,000	Nordea Bank A.B. 3.7500%, 2/24/17**	141,724
EUR	35,000	Rabobank Nederland N.V. 4.3750%, 5/5/16**	50,339
	100,000	Standard Chartered PLC 3.2000%, 5/12/16 (144A)**	101,930
EUR	125,000	Standard Chartered PLC 4.1250%, 1/18/19**	176,175
	164,000	Zions Bancorp. 7.7500%, 9/23/14	179,580
			1,133,763
Commercial Services - Finance — 0.2%
	66,000	Western Union Co. 3.6500%, 8/22/18	70,564
Computers - Memory Devices — 0%
	14,000	Seagate Technology 10.0000%, 5/1/14 (144A)	15,820
Consulting Services — 1.1%
	77,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	81,577
	195,000	Verisk Analytics, Inc. 5.8000%, 5/1/21**	208,196
GBP	50,000	WPP PLC 6.0000%, 4/4/17**	89,378
			379,151
Containers - Paper and Plastic — 0.6%
	33,000	Rock-Tenn Co. 4.4500%, 3/1/19 (144A)	33,148
	169,000	Rock-Tenn Co. 4.9000%, 3/1/22 (144A)	168,752
	24,000	Sonoco Products Co. 4.3750%, 11/1/21	24,418
			226,318
Data Processing and Management — 0.2%
	48,000	Fiserv, Inc. 3.1250%, 10/1/15	49,556
	13,000	Fiserv, Inc. 3.1250%, 6/15/16	13,284
			62,840
Diversified Banking Institutions — 3.3%
	30,000	Bank of America Corp. 4.5000%, 4/1/15	31,073
	119,000	Bank of America Corp. 5.7000%, 1/24/22	125,971
EUR	185,000	Citigroup, Inc. 4.7500%, 11/12/13	256,139
	70,000	Citigroup, Inc. 4.4500%, 1/10/17	73,325
	18,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	17,995
	104,000	Goldman Sachs Group, Inc. 5.7500%, 1/24/22	106,989
	100,000	Morgan Stanley 3.4500%, 11/2/15	97,673
EUR	50,000	Morgan Stanley 4.0000%, 11/17/15	66,914
	185,000	Morgan Stanley 5.6250%, 9/23/19	182,858
EUR	50,000	Morgan Stanley 5.3750%, 8/10/20	66,195
	177,000	Morgan Stanley 5.5000%, 7/28/21	172,979
			1,198,111
Diversified Financial Services — 1.1%
	400,000	General Electric Capital Corp. 2.1500%, 1/9/15**	408,584
Diversified Minerals — 0.5%
	167,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)**	170,340
Electric - Generation — 0%
	8,000	AES Corp. 7.7500%, 10/15/15	8,920
Electric - Integrated — 1.6%
	31,000	Calpine Construction Finance Co. L.P. 8.0000%, 6/1/16 (144A)	33,713
EUR	200,000	Enel Finance International N.V. 5.7500%, 10/24/18**	289,469
	42,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	44,488
	169,000	PPL Energy Supply LLC 4.6000%, 12/15/21	172,063
	38,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)**	39,536
			579,269
Electric – Transmission — 1.0%
GBP	210,000	SPI Australia Assets Pty, Ltd. 5.1250%, 2/11/21**	364,396
Electronic Components – Semiconductors — 0.3%
	15,000	National Semiconductor Corp. 3.9500%, 4/15/15	16,315
	100,000	STATS ChipPAC, Ltd. 7.5000%, 8/12/15 (144A)**	107,250
			123,565
Electronic Connectors — 0.2%
	67,000	Amphenol Corp. 4.0000%, 2/1/22	67,434
Electronic Measuring Instruments — 0.3%
	122,000	FLIR Systems, Inc. 3.7500%, 9/1/16	124,373
Electronics - Military — 0.5%
	100,000	L-3 Communications Corp. 6.3750%, 10/15/15	102,375
	61,000	L-3 Communications Corp. 4.7500%, 7/15/20	62,986
			165,361
Engineering - Research and Development Services — 0.5%
	93,000	URS Corp. 3.8500%, 4/1/17 (144A)	92,696
	90,000	URS Corp. 5.0000%, 4/1/22 (144A)	88,964
			181,660
Finance - Auto Loans — 1.7%
	344,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	347,358
	100,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	110,814
	125,000	Ford Motor Credit Co. LLC 8.1250%, 1/15/20	151,093
			609,265
Finance - Consumer Loans — 0.6%
	69,000	SLM Corp. 6.2500%, 1/25/16	71,760
	71,000	SLM Corp. 6.0000%, 1/25/17	73,130
	54,000	SLM Corp. 7.2500%, 1/25/22	56,420
			201,310
Finance - Investment Bankers/Brokers — 2.0%
	84,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	89,452
	175,000	Jefferies Group, Inc. 5.5000%, 3/15/16	177,625
	65,000	Jefferies Group, Inc. 5.1250%, 4/13/18	63,050
	64,000	Lazard Group LLC 7.1250%, 5/15/15	69,395
	15,000	Lazard Group LLC 6.8500%, 6/15/17	16,491
	307,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	313,140
			729,153
Finance - Mortgage Loan Banker — 0.4%
	142,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A)**	152,062
Food - Meat Products — 0.3%
	26,000	Smithfield Foods, Inc. 7.7500%, 5/15/13	27,300
	73,000	Smithfield Foods, Inc. 10.0000%, 7/15/14	85,410
			112,710
Food - Miscellaneous/Diversified — 0.1%
	33,000	ARAMARK Corp. 8.5000%, 2/1/15	33,825
Hotels and Motels — 0.1%
	40,000	Marriott International, Inc. 3.0000%, 3/1/19	39,341
Investment Management and Advisory Services — 0.2%
	10,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	10,775
	37,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	37,277
	33,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	33,330
			81,382
Linen Supply & Related Items — 0.1%
	19,000	Cintas Corp. No. 2 2.8500%, 6/1/16	19,471
	16,000	Cintas Corp. No. 2 4.3000%, 6/1/21	16,972
			36,443
Lottery Services — 0.2%
EUR	50,000	Lottomatica SpA 5.3750%, 2/2/18**	68,175
Medical - Biomedical and Genetic — 0%
	4,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	4,440
Medical Instruments — 0.1%
	17,000	Boston Scientific Corp. 4.5000%, 1/15/15	18,236
Money Center Banks — 0.9%
	58,000	Lloyds TSB Bank PLC 4.8750%, 1/21/16**	60,137
CAD	150,000	Lloyds TSB Bank PLC 5.2800%, 4/19/16**	152,128
EUR	83,000	Lloyds TSB Bank PLC 6.5000%, 3/24/20**	96,351
			308,616
Mortgage Banks — 1.5%
EUR	423,000	EBS Mortgage Finance 3.8750%, 11/23/12**	553,802
Multi-Line Insurance — 1.9%
	99,000	American International Group, Inc. 4.2500%, 9/15/14	102,139
	43,000	American International Group, Inc. 5.4500%, 5/18/17	46,227
	184,000	American International Group, Inc. 6.4000%, 12/15/20	208,238
EUR	50,000	American International Group, Inc. 8.0000%, 5/22/38 (144A)‡	64,774
	164,000	American International Group, Inc. 8.1750%, 5/15/58‡	173,594
GBP	50,000	MetLife, Inc. 5.2500%, 6/29/20	86,504
			681,476
Office Automation and Equipment — 0.3%
	104,000	Xerox Corp. 5.6500%, 5/15/13	108,833
Oil - Field Services — 0.7%
	54,000	Weatherford International, Ltd. 4.5000%, 4/15/22**	53,922
	200,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)**	208,711
			262,633
Oil and Gas Drilling — 0.4%
	99,000	Nabors Industries, Inc. 5.0000%, 9/15/20	106,270
	46,000	Rowan Cos., Inc. 5.0000%, 9/1/17	48,970
			155,240
Oil Companies - Exploration and Production — 0.9%
	116,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	134,282
	80,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	89,100
	97,000	Southwestern Energy Co. 4.1000%, 3/15/22 (144A)	96,151
			319,533
Oil Companies - Integrated — 2.9%
EUR	50,000	BP Capital Markets PLC 3.8300%, 10/6/17**	71,892
	264,000	Phillips 66 2.9500%, 5/1/17 (144A)	268,330
	268,000	Phillips 66 4.3000%, 4/1/22 (144A)	272,609
	269,000	Phillips 66 5.8750%, 5/1/42 (144A)	275,568
EUR	95,000	Shell International Finance B.V. 4.3750%, 5/14/18**	144,899
			1,033,298
Oil Refining and Marketing — 0.2%
	30,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	31,406
	20,000	Sunoco Logistics Partners Operations L.P. 6.1000%, 2/15/42	21,864
			53,270
Pharmacy Services — 2.9%
	115,000	Aristotle Holding, Inc. 2.1000%, 2/12/15 (144A)	116,417
	403,000	Aristotle Holding, Inc. 2.6500%, 2/15/17 (144A)	407,554
	208,000	Aristotle Holding, Inc. 4.7500%, 11/15/21 (144A)	222,605
	187,000	Aristotle Holding, Inc. 3.9000%, 2/15/22 (144A)	189,010
	52,000	Express Scripts, Inc. 3.1250%, 5/15/16	54,148
	38,000	Medco Health Solutions, Inc. 4.1250%, 9/15/20	38,780
			1,028,514
Pipelines — 3.3%
	29,000	Colorado Interstate Gas Co. LLC 6.8500%, 6/15/37	31,607
	131,000	DCP Midstream Operating 4.9500%, 4/1/22	131,320
	45,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	45,845
	102,000	Energy Transfer Partners L.P. 5.2000%, 2/1/22	106,708
	138,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16**	145,590
	85,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	88,048
	65,000	Plains All American Pipeline L.P. 3.9500%, 9/15/15	69,704
	23,000	TC Pipelines L.P. 4.6500%, 6/15/21	24,048
	180,000	TransCanada PipeLines, Ltd. 3.4000%, 6/1/15**	192,548
	321,000	Western Gas Partners L.P. 5.3750%, 6/1/21	344,112
			1,179,530
Property Trust — 1.3%
EUR	338,000	Prologis International Funding S.A. 5.8750%, 10/23/14**	468,750
Real Estate Management/Services — 0.3%
	15,000	CB Richard Ellis Services, Inc. 6.6250%, 10/15/20	15,937
	31,000	ProLogis L.P. 6.6250%, 5/15/18	35,289
	39,000	ProLogis L.P. 6.8750%, 3/15/20	44,799
			96,025
Real Estate Operating/Development — 0.3%
	101,000	Brookfield Asset Management, Inc. 7.1250%, 6/15/12**	102,208
REIT - Diversified — 1.3%
	250,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)**	259,647
EUR	100,000	Unibail-Rodamco S.E. 3.5000%, 4/6/16**	139,739
EUR	50,000	Unibail-Rodamco S.E. 4.6250%, 9/23/16**	73,066
			472,452
REIT - Health Care — 0.3%
	1,000	HCP, Inc. 2.7000%, 2/1/14	1,014
	61,000	Senior Housing Properties Trust 6.7500%, 12/15/21	64,713
	53,000	Ventas Realty L.P. / Ventas Capital Corp. 6.7500%, 4/1/17	54,717
			120,444
REIT - Office Property — 0.6%
	169,000	Alexandria Real Estate Corp. 4.6000%, 4/1/22	165,433
	52,000	Reckson Operating Partnership L.P. 5.0000%, 8/15/18	52,927
			218,360
REIT - Regional Malls — 1.3%
	106,000	Rouse Co. L.P. 7.2000%, 9/15/12	107,590
	58,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	59,595
	274,000	Rouse Co. L.P. 6.7500%, 11/9/15	288,042
			455,227
REIT - Shopping Centers — 0%
	9,000	Developers Diversified Realty Corp. 4.7500%, 4/15/18	9,323
Steel - Producers — 0.9%
	116,000	ArcelorMittal 4.5000%, 2/25/17**	116,339
	91,000	ArcelorMittal 5.5000%, 3/1/21**	89,314
	65,000	ArcelorMittal 6.2500%, 2/25/22**	65,722
	65,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	66,138
			337,513
Telecommunication Services — 0.5%
	96,000	Qwest Corp. 6.7500%, 12/1/21	107,160
GBP	50,000	Virgin Media Secured Finance PLC 7.0000%, 1/15/18**	85,563
			192,723
Telephone - Integrated — 1.5%
	167,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	178,272
EUR	200,000	Telecom Italia SpA 7.0000%, 1/20/17**	296,496
	42,000	Virgin Media Finance PLC 9.5000%, 8/15/16**	47,355
			522,123
Transportation - Railroad — 0.2%
	70,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	77,700
Transportation - Services — 0%
	4,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)**	3,976
Total Corporate Bonds (cost $18,299,019)			18,713,135
Foreign Government Bonds — 18.2%
BRL	250,000	Brazilian Government International Bond 12.5000%, 1/5/22	181,948
EUR	29,000	Bundesobligation 4.0000%, 10/11/13**	40,903
EUR	277,000	Bundesobligation 2.0000%, 2/26/16**	389,989
EUR	66,000	Bundesrepublik Deutschland 3.7500%, 1/4/17**	100,219
CAD	310,000	Canadian Government Bond 2.7500%, 9/1/16**	326,840
CAD	285,000	Canadian Government Bond 4.2500%, 6/1/18**	327,678
BRL	515,000	Federal Repulic of Brazil FGB 12.5000%, 1/5/16	340,661
EUR	75,000	Ireland Government Bond 5.0000%, 10/18/20**	87,908
MYR	2,075,000	Malaysia Government Bond 4.2620%, 9/15/16	703,155
MXN	8,300,000	Mexican Bonos 7.7500%, 12/14/17	720,265
	170,000	Mexico Government International Bond 3.6250%, 3/15/22	173,825
NZD	310,000	New Zealand Government Bond 6.0000%, 5/15/21	289,935
NOK	2,500,000	Norway Government Bond 6.5000%, 5/15/13**	462,791
	100,000	South Africa Government International Bond 4.6650%, 1/17/24	102,250
GBP	123,000	United Kingdom Gilt 4.5000%, 3/7/13**	204,076
GBP	101,000	United Kingdom Gilt 2.2500%, 3/7/14**	167,211
GBP	412,000	United Kingdom Gilt 2.0000%, 1/22/16**	688,863
GBP	261,000	United Kingdom Gilt 3.7500%, 9/7/20**	477,445
GBP	68,000	United Kingdom Gilt 3.7500%, 9/7/21**	124,011
GBP	101,000	United Kingdom Gilt 4.2500%, 3/7/36**	187,294
GBP	240,000	United Kingdom Gilt 4.2500%, 12/7/40**	445,938
Total Foreign Government Bonds (cost $6,488,884)			6,543,205
Mortgage-Backed Securities — 13.4%
	Fannie Mae:
36,313		5.0000%, 2/1/23	39,416
69,406		5.5000%, 1/1/25	75,684
37,440		5.5000%, 1/1/33	41,145
25,413		5.0000%, 11/1/33	27,515
47,784		5.0000%, 12/1/33	51,738
27,384		5.0000%, 2/1/34	29,649
126,802		5.5000%, 4/1/34	139,349
217,303		5.5000%, 9/1/34	238,431
55,544		5.5000%, 5/1/35	60,797
517,516		5.5000%, 7/1/35	567,833
210,381		6.0000%, 12/1/35	235,139
222,982		5.5000%, 4/1/36	244,070
239,606		5.5000%, 7/1/36	262,903
226,616		5.5000%, 5/1/37	249,039
62,294		6.0000%, 5/1/37	68,814
57,386		5.5000%, 7/1/37	62,580
38,075		5.5000%, 3/1/38	41,842
87,259		6.0000%, 11/1/38	96,391
164,725		6.0000%, 11/1/38	182,532
33,367		4.5000%, 10/1/40	36,093
39,509		4.0000%, 12/1/40	41,852
30,352		5.0000%, 3/1/41	33,323
91,533		4.5000%, 4/1/41	98,614
61,844		5.0000%, 4/1/41	67,931
78,440		5.0000%, 4/1/41	86,948
121,743		4.5000%, 10/1/41	130,248
81,004		5.0000%, 10/1/41	88,213
	Freddie Mac:
45,940		5.0000%, 1/1/19	49,586
45,472		5.0000%, 2/1/19	49,081
62,285		5.5000%, 8/1/19	67,511
113,816		6.0000%, 1/1/38	125,842
30,538		5.5000%, 5/1/38	33,496
80,675		5.5000%, 10/1/39	88,490
71,055		4.5000%, 1/1/41	76,620
92,894		4.5000%, 5/1/41	99,834
156,676		5.0000%, 5/1/41	173,133
28,942		4.5000%, 9/1/41	30,862
	Ginnie Mae:
73,471		6.0000%, 11/20/34	83,217
48,557		5.0000%, 1/20/35	53,531
114,790		5.5000%, 3/15/36	128,854
61,554		5.0000%, 4/15/39	68,230
70,908		5.0000%, 10/15/39	78,599
113,043		5.0000%, 11/15/39	125,723
115,262		5.0000%, 2/15/41	127,535
50,882		5.0000%, 5/15/41	56,385
27,450		4.5000%, 7/15/41	30,164
Total Mortgage-Backed Securities (cost $4,801,763)			4,844,782
U.S. Treasury Notes/Bonds — 1.2%
	U.S. Treasury Notes/Bonds:
307,000		2.0000%, 11/15/21**	302,227
127,000		2.0000%, 2/15/22	124,559
Total U.S. Treasury Notes/Bonds (cost $433,179)			426,786
Money Market — 7.8%
2,817,012		Janus Cash Liquidity Fund LLC (cost $2,817,012)	2,817,012
Total Investments (total cost $35,565,763) – 100%			$ 36,006,966

Summary of Investments by Country – (Long Positions)

March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$ 798,359	2.2%
Brazil	522,609	1.4%
Canada	1,094,864	3.0%
Cayman Islands	15,820	0.0%
France	659,657	1.8%
Germany	531,111	1.5%
Ireland	641,710	1.8%
Italy	364,671	1.0%
Luxembourg	740,125	2.1%
Malaysia	703,155	2.0%
Mexico	1,174,255	3.3%
Netherlands	1,892,705	5.3%
New Zealand	289,935	0.8%
Norway	462,791	1.3%
Singapore	107,250	0.3%
South Africa	102,250	0.3%
South Korea	208,711	0.6%
Sweden	141,724	0.4%
Switzerland	53,922	0.1%
United Kingdom	4,316,098	12.0%
United States††	21,185,244	58.8%
Total	$36,006,966	100.0%

†† Includes Cash Equivalents (51.0% excluding Cash Equivalents).

Forward Currency Contracts, Open

March 31, 2012 (unaudited)

Counterparty/Currency Sold/ (Purchased) and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.:
Australian Dollar 5/24/12	(440,000)	$ (452,836)	$ (131)
British Pound 5/24/12	683,000	1,091,895	(13,862)
Canadian Dollar 5/24/12	(2,448,000)	(2,452,130)	5,270
Euro 5/24/12	(734,000)	(979,050)	9,293
Norwegian Krone 5/24/12	(7,378,000)	(1,293,765)	23,020
Singapore Dollar 5/24/12	(898,000)	(714,629)	5,554
South Korean Won 5/24/12	(2,009,157,000)	(1,772,400)	9,087
Total		$ (6,572,915)	$ 38,231

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Global Bond Fund	$ 5,700,084	15.8%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary

(as of March 31, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,627,788	$-

Bank Loan	-	34,258	-

Corporate Bonds	-	18,713,135	-

Foreign Government Bonds	-	6,543,205	-

Mortgage-Backed Securities	-	4,844,782	-

U.S. Treasury Notes/Bonds	-	426,786	-

Money Market	-	2,817,012	-

Total Investments in Securities	$-	$ 36,006,966	$ -
Other Financial Instruments(b)	$-	$38,231	$-

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Fund	Aggregate Value
Janus Global Bond Fund	$12,775,622

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount	Value
Repurchase Agreements — 18.8%
$30,700,000	Credit Suisse Securities (USA) LLC, 0.1200% dated 3/30/12, maturing 4/2/12 to be repurchased at $30,700,307 collateralized by $692,169,794 in U.S. Government Agencies 0.1444%-3.5000%, 7/25/21-2/15/42 with a value of $31,317,789	$30,700,000
4,500,000	RBC Capital Markets Corp., 0.0900% dated 3/30/12, maturing 4/2/12 to be repurchased at $4,500,034 collateralized by $4,833,776 in U.S. Government Agencies 2.4260%-10.0000%, 8/1/15-4/1/42 with a value of $4,590,000	4,500,000
Total Repurchase Agreements (amortized cost $35,200,000)		35,200,000
U.S. Government Agency Notes — 35.6%
Army & Air Force Exchange Services:
4,800,000	0.2800%, 4/4/12	4,800,000
2,000,000	0.3000%, 4/6/12	2,000,000
2,700,000	0.3400%, 5/1/12β	2,700,000
Fannie Mae:
3,000,000	0.0900%, 4/25/12	2,999,827
2,000,000	0.1100%, 6/1/12	1,999,633
3,000,000	0.0800%, 7/5/12	2,999,373
3,000,000	0.0750%, 7/11/12	2,999,375
3,500,000	0.0950%, 7/18/12	3,499,012
Federal Home Loan Bank System:
1,750,000	0.0500%, 4/18/12	1,749,961
3,500,000	0.0900%, 6/21/12	3,499,300
2,000,000	0.1150%, 7/20/12	1,999,304
3,000,000	0.1000%, 8/8/12	2,998,933
1,000,000	0.1400%, 10/4/12	999,281
6,492,712	0.2500%, 1/15/42	6,492,712
Freddie Mac:
2,600,000	0.0900%, 4/2/12	2,600,000
3,000,000	0.0800%, 4/3/12	2,999,993
3,000,000	0.0650%, 4/9/12	2,999,962
1,000,000	0.0700%, 4/16/12	999,973
2,500,000	0.0700%, 4/30/12	2,499,883
2,000,000	0.1000%, 5/29/12	1,999,683
2,000,000	0.0700%, 6/4/12	1,999,755
4,500,000	0.1100%, 6/5/12	4,499,120
1,500,000	0.1100%, 6/26/12	1,499,610
2,000,000	0.1000%, 8/6/12	1,999,440
1,000,000	0.1500%, 11/9/12	999,079
Total U.S. Government Agency Notes (amortized cost $66,833,209)		66,833,209
Variable Rate Demand Agency Notes — 45.6%
1,180,000	A.E. Realty LLC, Series 2003 0.2200%, 10/1/23	1,180,000
1,500,000	Clearwater Solutions LLC 0.3400%, 9/1/21	1,500,000
9,000,000	Cypress Bend Real Estate Development LLC 0.2200%, 4/1/33	9,000,000
6,060,000	Florida Housing Financial Corp. Multifamily Revenue, (Stone Harbor Apartments), Series K 0.1900%, 7/15/36	6,060,000
3,000,000	Greer Family LLC 0.2200%, 8/1/31	3,000,000
3,135,000	Indian Hills Country Club 0.2200%, 3/1/30	3,135,000
2,500,000	Irrevocable Trust Agreement John A Thomas & Elizabeth F Thomas 0.2200%, 12/1/20	2,500,000
3,745,000	Johnson Capital Management LLC 0.2400%, 6/1/47	3,745,000
160,000	Lakeshore Professional Properties LLC 0.2900%, 7/1/45	160,000
700,000	Maryland State Community Development Administration Multifamily Development (Crusader-D) 0.1500%, 2/1/41	700,000
23,025,000	Mesivta Yeshiva Rabbi Chaim Berlin 0.2412%, 11/1/35	23,025,000
10,000,000	Mississippi Business Finance Corp., (The Pointe at MSU, LLC Project), Series 2009 0.3200%, 9/1/41	10,000,000
4,285,000	Mississippi Business Finance Corp., Mississippi Revenue, (John Fayard), Series A 0.3200%, 3/1/29	4,285,000
4,230,000	Mississippi Business Finance Corp., Mississippi Revenue, (John Fayard), Series B 0.3200%, 3/1/29	4,230,000
2,065,000	New York City Housing Development Corp. Multifamily Revenue (Aldus St. Apartments), Series A 0.1700%, 6/15/37	2,065,000
500,000	Sacramento California Redevelopment Agency 0.2200%, 1/15/36	500,000
1,715,000	Shepherd Capital LLC 0.2900%, 10/1/53	1,715,000
4,500,000	Thomas H Turner Family Irrevocably Trust 0.2200%, 6/1/20	4,500,000
4,190,000	Tyler Enterprises LLC 0.2200%, 10/1/22	4,190,000
Total Variable Rate Demand Agency Notes (amortized cost $85,490,000)		85,490,000
Total Investments (total amortized cost $187,523,209 ) – 100%		$ 187,523,209

Notes to Schedule of Investments (unaudited)

β     Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2012.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities: Janus Government Money Market Fund
Repurchase Agreements	$-	$ 35,200,000	$-
U.S. Government Agency Notes	-	66,833,209	-
Variable Rate Demand Agency Notes	-	85,490,000	-

Total Investments in Securities	$-	$ 187,523,209	$ -

Janus Growth Allocation Fund

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100.0%
Equity Funds — 81.9%
2,511,859	INTECH International Fund(2) - Class I Shares	$17,934,676
1,542,203	INTECH U.S. Growth Fund(3) - Class I Shares	22,732,077
2,471,540	INTECH U.S. Value Fund(4) - Class I Shares	25,605,149
94,633	Janus Contrarian Fund - Class I Shares	1,345,674
270,782	Janus Emerging Markets Fund - Class I Shares	2,388,298
240,094	Janus Fund - Class I Shares	7,618,196
920,703	Janus Global Real Estate Fund - Class I Shares	8,544,121
108,809	Janus Global Select Fund - Class I Shares	1,242,595
2,766,972	Janus International Equity Fund - Class I Shares	30,381,354
496,964	Janus Overseas Fund - Class I Shares	18,785,237
422,979	Janus Research Fund - Class I Shares	13,696,063
220,531	Janus Triton Fund - Class I Shares	4,062,186
172,789	Janus Twenty Fund - Class D Shares	10,605,781
1,706,980	Perkins Large Cap Value Fund - Class I Shares	23,607,537
226,911	Perkins Mid Cap Value Fund - Class I Shares	5,037,433
215,841	Perkins Small Cap Value Fund - Class I Shares	4,763,602
		198,349,979
Fixed Income Funds — 18.1%
2,577,908	Janus Flexible Bond Fund - Class I Shares	27,506,279
1,071,082	Janus Global Bond Fund - Class I Shares	11,139,253
154,210	Janus High-Yield Fund - Class I Shares	1,395,601
1,279,686	Janus Short-Term Bond Fund - Class I Shares	3,941,433
		43,982,566
Total Investments (total cost $208,353,102) – 100%		$242,332,545

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.
(2)	Formerly named INTECH Risk-Managed International Fund.
(3)	Formerly named INTECH Risk-Managed Growth Fund.
(4)	Formerly named INTECH Risk-Managed Value Fund.

Notes to Schedule of Investments (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Equity Funds	$ -	$ 198,349,979	$ -
Fixed-Income Funds	-	43,982,566	-

Total Investments in Securities	$ -	$ 242,332,545	$ -

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Bank Loans — 3.8%
Advertising Sales — 0.1%
$1,541,857	Visant Corp. 5.2500%, 12/22/16‡	$1,501,383
Bicycle Manufacturing — 0.1%
1,485,000	SRAM Corp. 8.5000%, 12/7/18‡	1,492,425
Broadcast Services and Programming — 0.5%
10,685,000	Hubbard Broadcasting, Inc. 8.7500%, 4/30/18‡	10,805,206
Building - Residential and Commercial — 0.1%
1,791,463	Orleans Homebuilders, Inc. 10.5000%, 2/14/16‡	1,764,591
Building Products - Air and Heating — 0.2%
1,388,803	Goodman Global, Inc. 5.7500%, 10/28/16‡	1,394,886
2,089,182	Goodman Global, Inc. 9.0000%, 10/30/17‡	2,124,009
		3,518,895
Casino Hotels — 0.6%
14,257,000	Caesars Entertainment Corp. 9.2500%, 4/25/17‡	14,050,273
Casino Services — 0.1%
2,299,151	CCM Merger, Inc. 7.0000%, 3/1/17‡	2,300,876
Educational Software — 1.2%
27,173,000	Blackboard, Inc. 11.5000%, 4/4/19‡	25,016,279
Food - Miscellaneous/Diversified — 0.2%
5,356,723	Del Monte Foods Co. 4.5000%, 3/8/18‡	5,275,623
Investment Companies — 0.2%
4,889,431	Fox Acquisition LLC 4.7500%, 7/14/15‡	4,882,097
Medical - Outpatient and Home Medical Care — 0.2%
4,781,700	Res-Care, Inc. 7.7500%, 12/22/16‡	4,757,791
Retail - Pet Food and Supplies — 0.1%
2,927,260	Petco Animal Supplies, Inc. 4.5000%, 11/24/17‡	2,924,333
Toys — 0.2%
3,344,876	Oriental Trading Co., Inc. 7.0000%, 2/11/17‡	3,296,810
Total Bank Loans (cost $81,384,558)		81,586,582
Corporate Bonds — 89.3%
Advertising Services — 0.5%
11,767,000	Visant Corp. 10.0000%, 10/1/17	10,987,436
Aerospace and Defense — 1.9%
40,228,000	ADS Tactical, Inc. 11.0000%, 4/1/18 (144A)	42,038,260
Aerospace and Defense – Equipment — 0.4%
7,392,000	TransDigm, Inc. 7.7500%, 12/15/18	8,001,840
Agricultural Chemicals — 0.9%
1,190,000	CF Industries, Inc. 6.8750%, 5/1/18	1,372,963
12,523,000	CF Industries, Inc. 7.1250%, 5/1/20	14,918,024
3,179,000	Phibro Animal Health Corp. 9.2500%, 7/1/18 (144A)	3,155,157
		19,446,144
Airlines — 0.5%
1,005,000	Delta Air Lines, Inc. 9.5000%, 9/15/14 (144A)	1,070,325
4,573,000	United Air Lines, Inc. 9.8750%, 8/1/13 (144A)	4,801,650
4,438,000	United Air Lines, Inc. 12.0000%, 11/1/13 (144A)	4,704,280
		10,576,255
Apparel Manufacturers — 0.9%
6,910,000	Levi Strauss & Co. 8.8750%, 4/1/16	7,134,644
12,617,000	Quiksilver, Inc. 6.8750%, 4/15/15	12,680,085
		19,814,729
Automotive - Cars and Light Trucks — 0.7%
11,905,000	Ford Motor Co. 7.4500%, 7/16/31**	14,553,863
Automotive - Truck Parts and Equipment - Original — 1.3%
3,170,000	Accuride Corp. 9.5000%, 8/1/18	3,328,500
11,137,000	American Axle & Manufacturing Holdings, Inc. 9.2500%, 1/15/17 (144A)	12,445,597
3,781,000	International Automotive Components Group S.L. - Private Placement 9.1250%, 6/1/18 (144A)	3,289,470
4,774,000	Tenneco, Inc. 7.7500%, 8/15/18	5,155,920
4,273,000	Tomkins LLC / Tomkins, Inc. 9.0000%, 10/1/18	4,732,348
		28,951,835
Automotive - Truck Parts and Equipment - Replacement — 0.5%
12,756,000	Exide Technologies 8.6250%, 2/1/18	10,683,150
Beverages - Wine and Spirits — 0.7%
1,268,000	Constellation Brands, Inc. 8.3750%, 12/15/14	1,431,255
12,473,000	Pernod-Ricard S.A. 5.7500%, 4/7/21 (144A)	13,813,922
		15,245,177
Broadcast Services and Programming — 0.8%
14,855,000	Crown Media Holdings, Inc. 10.5000%, 7/15/19	16,229,088
Building - Residential and Commercial — 1.4%
6,339,000	Lennar Corp. 5.6000%, 5/31/15	6,624,255
7,607,000	M/I Homes, Inc. 8.6250%, 11/15/18	7,607,000
6,339,000	Meritage Homes Corp. 6.2500%, 3/15/15	6,415,068
9,837,000	Meritage Homes Corp. 7.0000%, 4/1/22 §	9,861,592
		30,507,915
Building and Construction - Miscellaneous — 0.2%
5,072,000	American Residential Services LLC 12.0000%, 4/15/15 (144A)	5,287,560
Building and Construction Products - Miscellaneous — 0.9%
10,154,000	Ply Gem Industries, Inc. 13.1250%, 7/15/14	10,255,540
3,159,000	Ply Gem Industries, Inc. 8.2500%, 2/15/18	3,178,744
2,110,000	USG Corp. 6.3000%, 11/15/16	1,972,850
4,915,000	USG Corp. 7.8750%, 3/30/20 §	4,921,143
		20,328,277
Building Products - Cement and Aggregate — 0.6%
11,375,000	Cemex Espana Luxembourg 9.2500%, 5/12/20 (144A)	10,436,562
3,033,000	Cemex S.A.B. de C.V. 5.3686%, 9/30/15 (144A), ‡	2,737,283
		13,173,845
Building Products - Wood — 0.4%
9,617,000	Boise Cascade LLC 7.1250%, 10/15/14	9,689,128
Cable/Satellite Television — 3.4%
12,805,000	Block Communications, Inc. 7.2500%, 2/1/20 (144A)	13,045,094
10,245,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.6250%, 1/31/22	10,629,187
5,894,000	Harron Communications/Harron Finance 9.1250%, 4/1/20 §	5,894,000
7,548,000	Mediacom LLC / Mediacom Capital Corp. 7.2500%, 2/15/22 (144A)	7,623,480
10,111,000	Nara Cable Funding, Ltd. 8.8750%, 12/1/18 (144A)	9,605,450
16,482,000	Ono Finance II PLC 10.8750%, 7/15/19 (144A)	14,998,620
11,000,000	Unitymedia Hessen / Unitymedia NRW 8.1250%, 12/1/17 (144A)	11,880,000
		73,675,831
Casino Hotels — 4.9%
15,363,000	Ameristar Casinos, Inc. 7.5000%, 4/15/21	16,111,946
2,538,000	Caesars Entertainment Operating Co., Inc. 11.2500%, 6/1/17	2,766,420
1,902,000	Caesars Entertainment Operating Co., Inc. 12.7500%, 4/15/18	1,649,985
20,158,000	Caesars Entertainment Operating Co., Inc. 10.0000%, 12/15/18	15,572,055
7,494,000	Caesars Operating Escrow 8.5000%, 2/15/20 (144A)	7,625,145
1,520,000	Chester Downs & Marina LLC 9.2500%, 2/1/20 (144A)	1,605,500
3,159,000	CityCenter Holdings LLC / CityCenter Finance Corp. 7.6250%, 1/15/16	3,332,745
4,925,000	MGM Mirage 4.2500%, 4/15/15	5,214,344
8,176,000	MGM Resorts International 6.6250%, 7/15/15	8,400,840
10,781,000	MGM Resorts International 7.5000%, 6/1/16	11,104,430
3,496,000	MGM Resorts International 11.3750%, 3/1/18	4,155,870
12,808,000	MGM Resorts International 8.6250%, 2/1/19 (144A)	13,736,580
6,348,000	MGM Resorts International 9.0000%, 3/15/20	7,062,150
6,339,000	MGM Resorts International 7.7500%, 3/15/22	6,449,932
		104,787,942
Casino Services — 0.6%
13,291,000	CCM Merger, Inc. 9.1250%, 5/1/19 (144A)	13,423,910
Cellular Telecommunications — 0.3%
7,898,000	Sprint Nextel Corp. 6.0000%, 12/1/16	7,048,965
Chemicals - Diversified — 3.0%
2,995,000	Ineos Finance PLC 8.3750%, 2/15/19 (144A)	3,167,212
4,456,000	Ineos Group Holdings PLC 8.5000%, 2/15/16 (144A)	4,210,920
9,400,000	Lyondell Chemical Co. 8.0000%, 11/1/17	10,551,500
3,764,205	Lyondell Chemical Co. 11.0000%, 5/1/18	4,159,447
8,774,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19 (144A)	8,774,000
32,316,000	LyondellBasell Industries N.V. 6.0000%, 11/15/21 (144A)	33,931,800
		64,794,879
Commercial Banks — 1.9%
28,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	28,595
7,293,000	CIT Group, Inc. 7.0000%, 5/4/15 (144A)	7,301,752
7,389,000	CIT Group, Inc. 5.2500%, 3/15/18**	7,536,780
6,646,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	7,202,602
17,825,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)**	18,181,500
		40,251,229
Commercial Services — 0.5%
941,000	Iron Mountain, Inc. 7.7500%, 10/1/19	1,028,043
9,919,000	Iron Mountain, Inc. 8.3750%, 8/15/21	10,786,912
		11,814,955
Commercial Services - Finance — 1.1%
12,713,000	Cardtronics, Inc. 8.2500%, 9/1/18	14,000,191
9,746,000	TransUnion Holding Co., Inc. 9.6250%, 6/15/18 (144A)	10,257,665
		24,257,856
Consulting Services — 0.3%
7,032,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	7,450,031
Consumer Products - Miscellaneous — 0.9%
6,034,000	Reynolds Group Issuer, Inc. 7.1250%, 4/15/19 (144A)	6,290,445
3,144,000	Reynolds Group Issuer, Inc. 9.0000%, 4/15/19 (144A)	3,096,840
2,219,000	Reynolds Group Issuer, Inc. 7.8750%, 8/15/19 (144A)	2,385,425
8,279,000	Reynolds Group Issuer, Inc. 9.8750%, 8/15/19 (144A)	8,465,277
		20,237,987
Containers - Metal and Glass — 0.7%
5,072,000	Ardagh Packaging Finance PLC 7.3750%, 10/15/17 (144A)	5,439,720
8,558,000	Ardagh Packaging Finance PLC 9.1250%, 10/15/20 (144A)	9,178,455
		14,618,175
Containers - Paper and Plastic — 0.5%
6,357,000	Graphic Packaging International, Inc. 7.8750%, 10/1/18	7,040,377
2,898,000	Sealed Air Corp 8.1250%, 9/15/19 (144A)	3,198,668
		10,239,045
Cosmetics and Toiletries — 0.1%
1,895,000	Elizabeth Arden, Inc. 7.3750%, 3/15/21	2,056,075
Cruise Lines — 0.2%
4,107,000	NCL Corp., Ltd. 9.5000%, 11/15/18	4,425,293
Data Processing and Management — 0.2%
4,840,000	First Data Corp. 11.2500%, 3/31/16**	4,380,200
Direct Marketing — 0.7%
10,156,000	Affinion Group Holdings, Inc. 11.6250%, 11/15/15	9,191,180
7,250,000	Affinion Group, Inc. 11.5000%, 10/15/15	6,833,125
		16,024,305
Distribution/Wholesale — 0.5%
4,026,000	Ace Hardware Corp. 9.1250%, 6/1/16 (144A)	4,237,365
5,072,000	McJunkin Red Man Corp. 9.5000%, 12/15/16	5,528,480
		9,765,845
Diversified Minerals — 2.0%
23,107,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	23,569,140
5,217,000	FMG Resources August 2006 Pty, Ltd. 6.0000%, 4/1/17 (144A)	5,164,830
8,713,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	9,148,650
5,388,000	FMG Resources August 2006 Pty, Ltd. 6.8750%, 4/1/22 (144A)	5,253,300
		43,135,920
Diversified Operations — 0.4%
7,586,000	Park-Ohio Industries, Inc. 8.1250%, 4/1/21	7,813,580
Electric - Generation — 0.5%
2,536,000	AES Corp. 9.7500%, 4/15/16	2,967,120
7,213,000	AES Corp. 8.0000%, 10/15/17	8,123,641
		11,090,761
Electric - Integrated — 0.8%
6,355,000	Calpine Construction Finance Co. L.P. 8.0000%, 6/1/16 (144A)	6,911,062
11,027,000	Ipalco Enterprises, Inc. 5.0000%, 5/1/18	10,971,865
		17,882,927
Electronic Components – Semiconductors — 0.3%
6,987,000	STATS ChipPAC, Ltd. 7.5000%, 8/12/15 (144A)	7,493,558
Engines - Internal Combustion — 0.3%
5,753,000	Briggs & Stratton Corp. 6.8750%, 12/15/20	5,925,590
Enterprise Software/Services — 0.4%
7,608,000	Lawson Software, Inc. 9.3750%, 4/1/19 §	7,608,000
Finance - Auto Loans — 1.0%
6,022,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	6,629,349
2,536,000	Ford Motor Credit Co. LLC 8.7000%, 10/1/14	2,868,269
9,484,000	Ford Motor Credit Co. LLC 8.1250%, 1/15/20	11,463,738
		20,961,356
Finance - Investment Bankers/Brokers — 0.8%
17,489,000	E*TRADE Financial Corp. 6.7500%, 6/1/16	17,882,503
Food - Dairy Products — 1.0%
18,974,000	Dean Foods Co. 9.7500%, 12/15/18	20,989,987
Food - Meat Products — 2.3%
6,552,000	JBS USA LLC / JBS USA Finance, Inc. 8.2500%, 2/1/20 (144A)	6,732,180
13,285,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	12,853,237
25,102,000	Pilgrim's Pride Corp. 7.8750%, 12/15/18	25,039,245
3,384,000	Smithfield Foods, Inc. 10.0000%, 7/15/14	3,959,280
		48,583,942
Food - Miscellaneous/Diversified — 1.9%
6,767,000	ARAMARK Corp. 8.5000%, 2/1/15	6,936,243
15,868,000	Del Monte Corp. 7.6250%, 2/15/19	15,788,660
5,626,000	Dole Food Co., Inc. 8.7500%, 7/15/13	6,012,787
5,908,000	Dole Food Co., Inc. 13.8750%, 3/15/14	6,757,275
5,413,000	Dole Food Co., Inc. 8.0000%, 10/1/16 (144A)	5,683,650
		41,178,615
Food - Retail — 0.3%
2,550,000	Stater Bros Holdings, Inc. 7.3750%, 11/15/18	2,763,563
3,360,000	Stater Brothers Holdings 7.7500%, 4/15/15	3,431,400
		6,194,963
Gambling - Non-Hotel — 0.5%
6,079,000	Jacobs Entertainment, Inc. 9.7500%, 6/15/14	5,957,420
4,810,000	Pinnacle Entertainment, Inc. 8.7500%, 5/15/20	5,254,925
		11,212,345
Home Furnishings — 0.3%
8,558,000	Norcraft Cos. L.P. / Norcraft Finance Corp. 10.5000%, 12/15/15	7,509,645
Hotels and Motels — 0.1%
2,415,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	2,801,400
Independent Power Producer — 0.7%
6,665,000	Calpine Corp. 7.8750%, 7/31/20 (144A)	7,248,188
6,680,000	NRG Energy, Inc. 7.3750%, 1/15/17	6,947,200
		14,195,388
Investment Management and Advisory Services — 0.4%
4,168,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	4,199,260
3,928,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	3,967,280
		8,166,540
Machinery - Farm — 0.1%
1,902,000	Case New Holland, Inc. 7.8750%, 12/1/17	2,211,075
Medical - Hospitals — 1.1%
5,660,000	HCA, Inc. 6.5000%, 2/15/20	5,943,000
5,075,000	LifePoint Hospitals, Inc. 6.6250%, 10/1/20	5,379,500
11,060,000	Universal Health Services, Inc. 7.0000%, 10/1/18	11,834,200
		23,156,700
Medical - Outpatient and Home Medical Care — 0%
629,000	Res-Care, Inc. 10.7500%, 1/15/19	695,045
Medical Instruments — 0.3%
6,663,000	Physio-Control International. 9.8750%, 1/15/19 (144A)	6,996,150
Medical Labs and Testing Services — 0.2%
4,420,000	Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.7500%, 1/15/18	4,375,800
Multi-Line Insurance — 0.9%
18,580,000	American International Group, Inc. 8.1750%, 5/15/58‡	19,666,930
Office Furnishings - Original — 0.3%
5,772,000	Interface, Inc. 7.6250%, 12/1/18	6,248,190
Office Supplies and Forms — 0.3%
5,713,000	ACCO Brands Corp. 10.6250%, 3/15/15	6,234,368
Oil - Field Services — 0.4%
1,701,000	Basic Energy Services, Inc. 7.1250%, 4/15/16	1,726,515
5,596,000	Basic Energy Services, Inc. 7.7500%, 2/15/19	5,735,900
1,578,000	Calfrac Holdings L.P. 7.5000%, 12/1/20 (144A)	1,585,890
		9,048,305
Oil and Gas Drilling — 0.2%
2,564,000	Atwood Oceanics, Inc. 6.5000%, 2/1/20	2,692,200
1,573,000	Precision Drilling Corp. 6.5000%, 12/15/21 (144A)	1,643,785
		4,335,985
Oil Companies - Exploration and Production — 12.1%
3,156,000	Antero Resources Finance Corp. 7.2500%, 8/1/19 (144A)	3,250,680
14,001,000	Aurora Oil & Gas Corp. 9.8750%, 2/15/17 (144A)	14,561,040
3,170,000	Chaparral Energy, Inc. 9.8750%, 10/1/20	3,534,550
7,610,000	Chaparral Energy, Inc. 8.2500%, 9/1/21	8,104,650
3,499,000	Chesapeake Energy Corp. 6.8750%, 11/15/20	3,612,718
17,239,000	Chesapeake Energy Corp. 6.1250%, 2/15/21	17,066,610
7,611,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 6.6250%, 11/15/19 (144A)	7,553,917
4,929,000	Cimarex Energy Co. 5.8750%, 5/1/22	5,027,580
5,084,000	Continental Resources, Inc. 8.2500%, 10/1/19	5,681,370
3,170,000	Continental Resources, Inc. 7.1250%, 4/1/21	3,518,700
12,244,000	Continental Resources, Inc. 5.0000%, 9/15/22 (144A)	12,305,220
3,159,000	Denbury Resources, Inc. 6.3750%, 8/15/21	3,340,643
14,090,000	EV Energy Partners L.P. / EV Energy Finance Corp. 8.0000%, 4/15/19	14,442,250
6,495,000	Harvest Operations Corp. 6.8750%, 10/1/17 (144A)	6,884,700
3,170,000	Hilcorp Energy I L.P. / Hilcorp Finance Co. 7.6250%, 4/15/21 (144A)	3,423,600
4,245,000	Kodiak Oil & Gas Corp. 8.1250%, 12/1/19 (144A)	4,489,088
4,657,000	Linn Energy LLC / Linn Energy Finance Corp. 6.5000%, 5/15/19 (144A)	4,563,860
27,128,000	Linn Energy LLC / Linn Energy Finance Corp. 6.2500%, 11/1/19 (144A)	26,314,160
5,083,000	Linn Energy LLC / Linn Energy Finance Corp. 7.7500%, 2/1/21	5,273,612
6,942,000	Newfield Exploration Co. 5.7500%, 1/30/22	7,271,745
4,038,000	Oasis Petroleum, Inc. 6.5000%, 11/1/21	4,058,190
7,131,000	OGX Petroleo e Gas Participacoes S.A. 8.5000%, 6/1/18 (144A), §	7,409,109
4,919,000	OGX Petroleo e Gas Participacoes S.A. 8.3750%, 4/1/22	4,968,190
1,140,000	Pioneer Natural Resources Co. 5.8750%, 7/15/16	1,264,780
1,663,000	Pioneer Natural Resources Co. 6.6500%, 3/15/17	1,901,303
12,654,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	13,413,240
547,000	Range Resources Corp. 7.2500%, 5/1/18	577,085
7,435,000	Range Resources Corp. 5.0000%, 8/15/22	7,342,062
18,514,000	Samson Investment Co. 9.7500%, 2/15/20 (144A)	18,745,425
5,712,000	SandRidge Energy, Inc. 9.8750%, 5/15/16	6,197,520
2,526,000	SM Energy Co. 6.6250%, 2/15/19	2,677,560
3,998,000	SM Energy Co. 6.5000%, 11/15/21	4,257,870
12,258,000	Stone Energy Corp. 6.7500%, 12/15/14	12,349,935
11,643,000	Venoco, Inc. 8.8750%, 2/15/19	10,653,345
3,664,000	W&T Offshore, Inc. 8.5000%, 6/15/19	3,874,680
		259,910,987
Oil Field Machinery and Equipment — 0.5%
9,781,000	Dresser-Rand Group, Inc. 6.5000%, 5/1/21	10,221,145
Oil Refining and Marketing — 0.1%
2,526,000	Frontier Oil Corp. 6.8750%, 11/15/18	2,627,040
Paper and Related Products — 0.3%
5,845,000	Longview Fibre Paper & Packaging, Inc. 8.0000%, 6/1/16 (144A)	5,954,594
Pharmacy Services — 0.5%
9,588,000	Omnicare, Inc. 7.7500%, 6/1/20	10,642,680
Physical Therapy and Rehabilitation Centers — 0.5%
6,318,000	Healthsouth Corp. 7.2500%, 10/1/18	6,744,465
3,158,000	Healthsouth Corp. 7.7500%, 9/15/22	3,410,640
		10,155,105
Pipelines — 3.4%
5,040,000	Cheniere Energy, Inc. 2.2500%, 8/1/12	5,021,100
4,095,000	Chesapeake Midstream Partners L.P. / CHKM Finance Corp. 6.1250%, 7/15/22 (144A)	4,125,712
3,178,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19 (144A)	3,253,478
17,838,000	Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.8750%, 2/15/18	18,952,875
9,413,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	9,760,029
7,644,000	Holly Energy Partners 6.5000%, 3/1/20 (144A)	7,758,660
10,139,000	MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp 6.2500%, 6/15/22	10,645,950
3,823,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 6.8750%, 12/1/18	4,042,823
9,595,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.3750%, 8/1/22 (144A)	9,738,925
		73,299,552
Printing - Commercial — 1.6%
13,741,000	American Reprographics Co. 10.5000%, 12/15/16	13,603,590
21,281,000	Cenveo Corp. 8.8750%, 2/1/18	20,216,950
		33,820,540
Publishing - Books — 0.4%
12,391,000	Cengage Learning Acquisitions, Inc. 13.2500%, 7/15/15 (144A),‡	8,921,520
Publishing - Newspapers — 0.3%
3,815,000	Gannett Co., Inc. 6.3750%, 9/1/15	4,062,975
1,827,000	Gannett Co., Inc. 7.1250%, 9/1/18	1,922,918
		5,985,893
Publishing - Periodicals — 0.5%
7,617,000	Nielsen Finance LLC / Nielsen Finance Co. 7.7500%, 10/15/18	8,397,742
2,059,000	Nielson Finance Co. LLC 11.5000%, 5/1/16	2,372,998
		10,770,740
Radio — 1.2%
15,917,000	Entercom Radio LLC 10.5000%, 12/1/19	17,150,567
8,854,000	Townsquare Radio LLC, Inc. 9.0000%, 4/1/19 §	8,765,460
		25,916,027
Real Estate Management/Services — 1.0%
21,653,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19	22,573,252
REIT - Hotels — 0.4%
2,721,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	2,802,630
5,854,000	Host Hotels & Resorts L.P. 6.0000%, 10/1/21 (144A)	6,249,145
		9,051,775
REIT - Office Property — 0.9%
17,116,000	Reckson Operating Partnership L.P. 7.7500%, 3/15/20	19,499,198
REIT - Regional Malls — 0.4%
8,993,000	Rouse Co. L.P. 6.7500%, 11/9/15	9,453,891
Rental Auto/Equipment — 0.4%
3,497,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 7.7500%, 5/15/16	3,593,168
4,132,000	Hertz Corp. 7.5000%, 10/15/18	4,385,085
1,486,000	UR Financing Escrow Corp. 7.6250%, 4/15/22 (144A)	1,526,865
		9,505,118
Research & Development — 0.2%
4,256,000	Jaguar Holding Co. 9.5000%, 12/1/19 (144A)	4,617,760
Retail - Apparel and Shoe — 0.1%
2,527,000	J Crew Group, Inc. 8.1250%, 3/1/19	2,571,223
Retail - Arts and Crafts — 0.5%
9,214,000	Michael's Stores, Inc. 11.3750%, 11/1/16	9,790,428
Retail - Drug Store — 1.8%
13,866,000	Rite Aid Corp. 9.5000%, 6/15/17	13,900,665
14,971,000	Rite Aid Corp. 9.2500%, 3/15/20 (144A)	15,120,710
10,507,000	Rite Aid Corp. 7.7000%, 2/15/27	9,771,510
		38,792,885
Retail - Leisure Products — 0.2%
3,959,000	Steinway Musical Instruments 7.0000%, 3/1/14 (144A)	3,963,988
Retail - Perfume and Cosmetics — 0.5%
10,729,000	Sally Holdings LLC / Sally Capital, Inc. 6.8750%, 11/15/19 (144A)	11,426,385
Retail - Propane Distribution — 0.9%
12,771,000	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.0000%, 5/20/22	13,026,420
1,927,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 9.1250%, 10/1/17	2,013,715
5,006,000	Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp. 8.6250%, 6/15/20	4,530,430
		19,570,565
Retail - Regional Department Stores — 0.6%
5,398,000	Macy's Retail Holdings, Inc. 7.4500%, 7/15/17	6,553,253
5,593,000	Neiman Marcus Group, Inc. 10.3750%, 10/15/15	5,823,767
		12,377,020
Retail - Restaurants — 1.7%
7,901,000	DineEquity, Inc. 9.5000%, 10/30/18	8,651,595
4,945,000	Landry's Acquisition Co. 11.6250%, 12/1/15 (144A)	5,507,494
4,755,000	Landry's Holdings, Inc. 11.5000%, 6/1/14 (144A)	4,766,887
8,267,000	Landry's Restaurants, Inc. 11.6250%, 12/1/15	9,207,371
7,617,000	OSI Restaurant Partners, Inc. 10.0000%, 6/15/15	7,883,595
		36,016,942
Retail - Sporting Goods — 0%
627,000	Academy, Ltd. / Academy Finance Corp. 9.2500%, 8/1/19 (144A)	643,459
Retail - Toy Store — 0.2%
3,181,000	Toys R Us Property Co. II LLC 8.5000%, 12/1/17	3,320,169
Satellite Telecommunications — 0.7%
3,791,000	Intelsat Jackson Holdings S.A. 7.2500%, 4/1/19	3,985,289
5,896,000	Intelsat Jackson Holdings S.A. 7.2500%, 10/15/20	6,200,410
4,424,000	Intelsat Jackson Holdings S.A. 7.5000%, 4/1/21	4,650,730
		14,836,429
Semiconductor Equipment — 0.6%
11,691,000	Sensata Technologies Holding N.V. 6.5000%, 5/15/19 (144A)	12,231,709
Shipbuilding — 0.4%
8,590,000	Huntington Ingalls Industries, Inc. 6.8750%, 3/15/18	9,105,400
Special Purpose Entity — 0.1%
1,476,000	Taylor Morrison Communications 7.7500%, 4/15/20 §	1,476,000
Steel - Producers — 0.5%
10,426,000	ArcelorMittal 6.2500%, 2/25/22	10,541,718
Telecommunication Services — 0.4%
7,004,000	Level 3 Communications, Inc. 11.8750%, 2/1/19	7,984,560
Telephone - Integrated — 2.7%
4,220,000	Level 3 Communications, Inc. - Private Placement 8.1250%, 7/1/19 (144A)	4,357,150
8,567,000	Level 3 Financing, Inc. 10.0000%, 2/1/18	9,380,865
12,650,000	Level 3 Financing, Inc. 9.3750%, 4/1/19	13,820,125
2,564,000	Level 3 Financing, Inc. 8.6250%, 7/15/20 (144A)	2,692,200
16,391,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	17,497,392
4,501,000	Virgin Media Finance PLC 8.3750%, 10/15/19	5,041,120
1,335,000	Virgin Media Finance PLC 5.2500%, 2/15/22	1,323,319
4,448,000	Windstream Corp. 7.7500%, 10/15/20	4,759,360
		58,871,531
Theaters — 0.4%
7,546,000	National CineMedia LLC 7.8750%, 7/15/21	8,036,490
Transportation - Air Freight — 0.3%
6,952,000	AMGH Merger Sub, Inc. 9.2500%, 11/1/18 (144A)	7,230,080
Transportation - Railroad — 1.0%
9,719,000	Florida East Coast Railway Corp. 8.1250%, 2/1/17	9,913,380
2,717,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	3,015,870
7,490,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	8,089,200
92,000	Kansas City Southern de Mexico SA de CV 6.1250%, 6/15/21	99,015
		21,117,465
Transportation - Truck — 0.8%
14,953,000	Swift Services Holdings, Inc. 10.0000%, 11/15/18	16,280,079
Total Corporate Bonds (cost $1,846,354,747)		1,927,473,935
Preferred Stock — 0.7%
Diversified Banking Institutions — 0.4%
445,975	Royal Bank of Scotland Group PLC, 7.2500%	8,473,525
Special Purpose Entity — 0.3%
361,215	Dole Food Automatic Exchange, 7.0000% §	3,538,787
120,325	GMAC Capital Trust I, 7.8750%	2,780,711
		6,319,498
Total Preferred Stock (cost $15,950,755)		14,793,023
Money Market — 6.2%
132,876,863	Janus Cash Liquidity Fund LLC, 0% (cost $132,876,863)	132,876,863
Total Investments (total cost $2,076,566,923) – 100%		$2,156,730,403

Summary of Investments by Country – (Long Positions)

March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$43,135,920	2.0%
Austria	12,377,299	0.6%
Bermuda	4,425,293	0.2%
Canada	13,017,573	0.6%
France	13,813,922	0.6%
Germany	11,880,000	0.6%
Ireland	39,222,245	1.8%
Luxembourg	25,378,147	1.2%
Mexico	13,941,368	0.6%
Netherlands	54,937,509	2.6%
Singapore	7,493,558	0.4%
Spain	13,726,032	0.6%
United Kingdom	22,216,096	1.0%
United States††	1,881,165,441	87.2%
Total	$2,156,730,403	100.0%

†† Includes Cash Equivalents (81.0% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC       Public Limited Company

REIT      Real Estate Investment Trust

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2012)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus High-Yield Fund
Dole Food Automatic Exchange, 7.0000%	10/22/09	$4,515,188	$3,538,787	0.2%
Harron Communications/Harron Finance 9.1250%, 4/1/20	3/28/12	5,894,000	5,894,000	0.3%
Lawson Software, Inc. 9.3750%, 4/1/19	3/29/12	7,608,000	7,608,000	0.4%
Meritage Homes Corp. 7.0000%, 4/1/22	3/27/12	9,837,000	9,861,592	0.5%
OGX Petroleo e Gas Participacoes S.A. 8.3750%, 4/1/22	3/27/12	4,919,000	4,968,190	0.2%
Taylor Morrison, 7.7500%, 4/15/20	3/30/12	1,476,000	1,476,000	0.1%
Townsquare Radio LLC 9.0000%, 4/1/19	3/30/12	8,765,460	8,765,460	0.4%
USG Corp. 7.8750%, 3/30/20	3/29/12	4,879,563	4,921,143	0.2%
		$47,894,211	$47,033,172	2.3%

The Fund has registration rights for certain restricted securities held as of March 31, 2012. The issuer incurs all registration costs.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus High-Yield Fund	$ 670,709,766	31.1%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Bank Loans	$-	$81,586,582	$-
Corporate Bonds	-	1,927,473,935	-
Preferred Stock	-	14,793,023	-

Money Market	-	132,876,863	-

Total Investments in Securities	$-	$2,156,730,403	$ -

(a) Includes Fair Value Factors.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Fund	Aggregate Value
Janus High-Yield Fund	$42,487,500

Janus Moderate Allocation Fund

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100.0%
Equity Funds — 61.2%
1,775,949	INTECH International Fund(2) - Class I Shares	$12,680,278
1,349,014	INTECH U.S. Growth Fund(3) - Class I Shares	19,884,473
2,750,900	INTECH U.S. Value Fund(4) - Class I Shares	28,499,322
158,125	Janus Emerging Markets Fund - Class I Shares	1,394,667
202,995	Janus Fund - Class I Shares	6,441,021
537,115	Janus Global Real Estate Fund - Class I Shares	4,984,426
54,631	Janus Global Select Fund - Class I Shares	623,886
2,278,138	Janus International Equity Fund - Class I Shares	25,013,950
367,048	Janus Overseas Fund - Class I Shares	13,874,416
413,384	Janus Research Fund - Class I Shares	13,385,365
287,468	Janus Triton Fund - Class I Shares	5,295,157
97,480	Janus Twenty Fund - Class D Shares	5,983,352
1,956,813	Perkins Large Cap Value Fund - Class I Shares	27,062,729
262,474	Perkins Small Cap Value Fund - Class I Shares	5,792,794
		170,915,836
Fixed Income Funds — 38.8%
8,613,337	Janus Flexible Bond Fund - Class I Shares	91,904,304
184,812	Janus High-Yield Fund - Class I Shares	1,672,545
4,732,462	Janus Short-Term Bond Fund - Class I Shares	14,575,983
		108,152,832
Total Investments (total cost $245,787,426) – 100%		$279,068,668

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.
(2)	Formerly named INTECH Risk-Managed International Fund.
(3)	Formerly named INTECH Risk-Managed Growth Fund.
(4)	Formerly named INTECH Risk-Managed Value Fund.

Notes to Schedule of Investments (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary

(as of March 31, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Equity Funds	$ -	$ 170,915,836	$ -
Fixed-Income Funds	-	108,152,832	-

Total Investments in Securities	$ -	$ 279,068,668	$ -

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount		Value
Certificates Of Deposit — 11.8%
$25,000,000	Bank of Montreal 0.1500%, 4/9/12	$25,000,000
25,000,000	Bank of Montreal 0.1700%, 5/15/12	25,000,000
25,000,000	Royal Bank of Canada 0.0700%, 4/9/12	25,000,000
25,000,000	Svenska Handelsbanken 0.4500%, 5/16/12	25,007,632
25,000,000	Toronto-Dominion Bank 0.1300%, 4/23/12	25,000,000
25,000,000	Toronto-Dominion Bank 0.1300%, 5/14/12	25,000,000
Total Certificates Of Deposit (amortized cost $150,007,632)		150,007,632
Commercial Paper — 9.9%
25,000,000	Bryant Park Funding LLC 0.1700%, 4/20/12 (Section 4(2))	24,997,875
25,000,000	Nieuw Amsterdam Receivables Corp. 0.1900%, 4/18/12 (Section 4(2))	24,997,889
25,000,000	Nieuw Amsterdam Receivables Corp. 0.1700%, 4/20/12 (Section 4(2))	24,997,875
25,000,000	Standard Chartered PLC 0.2600%, 4/3/12 (Section 4(2))	24,999,819
25,000,000	Standard Chartered PLC 0.2400%, 5/4/12 (Section 4(2))	24,994,666
Total Commercial Paper (amortized cost $124,988,124)		124,988,124
Repurchase Agreements — 37.2%
100,000,000	Goldman Sachs & Co., 0.1500% dated 3/30/12, maturing 4/2/12 to be repurchased at $100,001,250 collateralized by $152,935,661 in U.S. Government Agencies 3.5000%-5.0000%, 12/1/31-4/1/38 with a value of $102,000,000	100,000,000
100,000,000	HSBC Securities (USA), Inc., 0.1500% dated 3/30/12, maturing 4/2/12 to be repurchased at $100,001,250 collateralized by $99,750,000 in U.S. Government Agencies 4.0000%-4.5000%, 3/15/40-9/20/41 with a value of $102,002,435	100,000,000
270,900,000	RBC Capital Markets Corp., 0.0900% dated 3/30/12, maturing 4/2/12 to be repurchased at $270,902,032 collateralized by $290,993,292 in U.S. Government Agencies 2.4260%-10.0000%, 8/1/15-4/1/42 with a value of $276,318,000	270,900,000
Total Repurchase Agreements (amortized cost $470,900,000)		470,900,000
U.S. Government Agency Notes — 24.6%
Army & Air Force Exchange Services:
5,100,000	0.2800%, 4/4/12	5,100,000
15,000,000	0.3000%, 4/6/12	15,000,000
15,000,000	0.3400%, 5/1/12β	15,000,000
Fannie Mae:
4,800,000	0.0850%, 4/2/12	4,800,000
10,000,000	0.0900%, 4/25/12	9,999,425
10,000,000	0.0650%, 5/21/12	9,999,115
10,000,000	0.0650%, 6/13/12	9,998,700
10,000,000	0.0650%, 6/20/12	9,998,573
10,000,000	0.0800%, 7/5/12	9,997,911
10,000,000	0.0750%, 7/11/12	9,997,917
10,000,000	0.0950%, 7/18/12	9,997,176
10,000,000	0.0800%, 8/16/12	9,996,978
12,000,000	0.0100%, 9/4/12	11,995,737
Federal Home Loan Bank System:
10,000,000	0.0850%, 4/9/12	9,999,835
10,300,000	0.0750%, 5/16/12	10,299,056
15,000,000	0.0800%, 5/18/12	14,998,466
10,000,000	0.0700%, 5/30/12	9,998,872
8,000,000	0.1000%, 8/8/12	7,997,155
3,000,000	0.0850%, 8/24/12	2,998,980
5,000,000	0.0850%, 8/27/12	4,998,264
Freddie Mac:
10,000,000	0.0800%, 4/3/12	9,999,978
10,000,000	0.0650%, 4/9/12	9,999,874
10,000,000	0.0700%, 4/30/12	9,999,455
10,000,000	0.0500%, 5/7/12	9,999,514
7,500,000	0.1000%, 5/29/12	7,498,990
10,000,000	0.0700%, 6/4/12	9,998,775
10,000,000	0.1100%, 6/5/12	9,998,044
10,000,000	0.0650%, 6/18/12	9,998,610
10,500,000	0.1100%, 6/22/12	10,497,401
10,000,000	0.0700%, 7/9/12	9,998,094
10,000,000	0.0700%, 8/1/12	9,997,647
10,000,000	0.1000%, 8/6/12	9,996,499
Total U.S. Government Agency Notes (amortized cost $311,155,041)		311,155,041
Variable Rate Demand Agency Notes — 16.5%
220,000	Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B 0.4400%, 10/1/19	220,000
5,265,000	Auburn Industrial Development Board 0.2200%, 7/1/26	5,265,000
4,000,000	Breckenridge Terrace LLC 0.2400%, 5/1/39	4,000,000
14,980,000	Breckenridge Terrace LLC 0.2400%, 5/1/39	14,980,000
9,000,000	Brevard County Health Facilities Authority 0.1500%, 9/1/25	9,000,000
800,000	California Infrastructure and Economic Development 0.2000%, 7/1/33	800,000
1,095,000	Capital Markets Access 0.2300%, 7/1/25	1,095,000
5,700,000	Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A 0.2900%, 7/1/35	5,700,000
6,170,000	Congress/Commons LLC 0.3400%, 12/1/50	6,170,000
5,895,000	Danville-Pittsylvania, Virginia Facility Revenue, (Cane Creek Project) 0.1900%, 1/1/26	5,895,000
9,100,000	Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A 0.2900%, 6/1/27	9,100,000
8,000,000	Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A 0.2900%, 5/1/39	8,000,000
11,655,000	Eskaton Properties, Inc. 0.4000%, 12/1/37	11,655,000
4,125,000	FJM Properties-Wilmar 0.3700%, 10/1/24	4,125,000
7,000,000	Florissant Industrial Development Authority 0.1500%, 9/1/28	7,000,000
9,660,000	Franklin County Ohio Health Care Facility Revenue, (Adjusted Friendship Village Dublin), Series A 0.1700%, 11/1/22	9,660,000
6,885,000	Franklin County Ohio Health Care Facility Revenue, (Variable Friendship Village Dublin), Series B 0.1700%, 11/1/34	6,885,000
5,620,000	Hunter's Ridge, South Point 0.2000%, 6/1/25	5,620,000
4,650,000	J-J Properties LLC 0.2100%, 7/1/35	4,650,000
530,000	Kentucky Economic Development Finance Authority 1.0000%, 11/1/15	530,000
1,375,000	Lone Tree Building Authority 0.5000%, 12/1/17	1,375,000
9,000,000	Louisiana Local Government Environmental Facilities 0.1500%, 7/1/47	9,000,000
10,000,000	Massachusetts Health & Educational Facilities Authority 0.1500%, 10/1/42	10,000,000
4,500,000	Mesivta Yeshiva Rabbi Chaim Berlin 0.2412%, 11/1/35	4,500,000
8,690,000	Orange County Florida Health Facilities Authority Revenue (Adventist Long Term Care) 0.1700%, 11/15/36	8,690,000
160,000	Phoenix, Illinois Realty Special Account Multifamily Revenue, (Brightons Mark) 0.3200%, 4/1/20	160,000
10,865,000	RBS Insurance Trust 0.2300%, 11/1/31	10,865,000
3,650,000	Riley Family Eagle Lake/Lexington Heights LP 0.1900%, 9/1/33	3,650,000
4,385,000	Springfield, Tennessee, Health and Educational Facilities Revenue, Series A 0.2400%, 6/1/26	4,385,000
2,600,000	Tift County, Georgia Development Authority, (Heatcraft), Series A 0.2400%, 2/1/18	2,600,000
3,765,000	Timber Ridge County Affordable Housing Corp., Series 2003 0.1900%, 12/1/32	3,765,000
4,595,000	Triple Crown Investments LLC 0.2200%, 8/1/25	4,595,000
1,720,000	Volunteers of America, Alabama 0.2400%, 9/1/23	1,720,000
22,835,000	Washington Higher Education Facilities Authority 0.1800%, 10/1/30	22,835,000
Total Variable Rate Demand Agency Notes (amortized cost $208,490,000)		208,490,000
Total Investments (total amortized cost $1,265,540,797 ) – 100%		$ 1,265,540,797

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
Section 4(2)	Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.
Β	Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2012.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary

(as of March 31, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities: Janus Money Market Fund
Certificates of Deposit	$-	$ 150,007,632	$-
Commercial Paper	-	124,988,124	-
Repurchase Agreements	-	470,900,000	-
U.S. Government Agency Notes	-	311,155,041	-
Variable Rate Demand Notes	-	208,490,000	-

Total Investments in Securities	$-	$1,265,540,797	$ -

Janus Real Return Allocation Fund

Consolidated Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value

Common Stock – 20.0%
Apparel Manufacturers – 0.1%
23,000	China Lilang, Ltd.	$24,553
92,000	Sitoy Group Holdings, Ltd.*	40,518
		65,071
Automotive – Truck Parts and Equipment – Original – 0.1%
252	Hyundai Mobis	63,720
Automotive - Cars and Light Trucks – 0.1%
994	Ford Otomotiv Sanayi	9,370
4,000	Isuzu Motors, Ltd.	23,438
2,454	Tofas Turk Otomobil Fabrikasi	10,492
		43,300
Brewery – 0.1%
6,700	East African Breweries, Ltd.	16,296
110,000	Thai Beverage PCL	28,440
		44,736
Building and Construction Products – Miscellaneous – 0.1%
31,400	Urbi Desarrollos Urbanos S.A.B. de C.V.*	37,600
Building and Construction – Miscellaneous – 0%
500	Multiplan Empreendimentos Imobiliarios S.A.	11,682
Building – Residential and Commercial – 0.3%
800	Hajime Construction Co., Ltd.	21,148
12,700	MRV Engenharia e Participacoes S.A.	90,095
		111,243
Casino Hotels – 0.2%
5,339	Crown, Ltd.	48,059
10,100	Genting Berhad	35,738
1,100	Kangwon Land, Inc.	24,417
		108,214
Cellular Telecommunications – 0.3%
2,395	America Movil S.A.B. de C.V. - Series L (ADR)	59,468
5,000	China Mobile, Ltd.	55,019
885	Turkcell Iletisim Hizmetleri*	4,528
		119,015
Coal – 0.2%
37,000	China Coal Energy Co., Ltd.	41,500
6,000	China Shenhua Energy Co., Ltd.	25,304
12,000	Sakari Resources, Ltd.	22,243
		89,047
Commercial Banks – 1.3%
6,985	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	55,810
6,685	Banco do Brasil S.A. (ADR)	95,662
154,000	Bank of China, Ltd.	62,072
1,163	Erste Group Bank A.G.	26,818
16,576	First Gulf Bank PJSC	43,911
1,080	ICICI Bank, Ltd. (ADR)	37,660
1,515	Itau Unibanco Holding S.A. (ADR)	29,073
10,414	Sberbank of Russia (ADR)*	137,660
590	State Bank of India	24,278
1,975	The Commercial Bank of Qatar QSC	41,659
		554,603
Computers – 0%
2,000	Asustek Computer, Inc.	18,872
Consumer Products – Miscellaneous – 0%
8,400	Samsonite International S.A.*	15,274
Cosmetics and Toiletries – 0.1%
9,250	L'Occitane International S.A.	21,893
Distribution/Wholesale – 0.1%
7,587	Adani Enterprises, Ltd.	45,400
Diversified Financial Services – 0.1%
1,078	Shinhan Financial Group Co., Ltd.	41,624
Diversified Minerals – 0.1%
228	Anglo American PLC	8,474
3,700	Verde Potash PLC*	22,479
		30,953
Diversified Operations - Commercial Services – 0.2%
20,400	Aitken Spence & Co. PLC	17,974
28,000	Melco International Development, Ltd.*	26,754
1,296	Orascom Development Holding A.G.*	25,125
		69,853
E – Commerce/Services – 0.1%
1,050	Ctrip.com International, Ltd. (ADR)*	22,722
Educational Software – 0%
1,638	Educomp Solutions, Ltd.	6,207
Electric – Distribution – 0.1%
31,156	Spark Infrastructure Group	48,248
Electric – Generation – 0%
41,326	Indiabulls Infrastructure and Power, Ltd.*,ºº	1,728
Electronic Components – Semiconductors – 0.3%
710	First Solar, Inc.*	17,785
92	Samsung Electronics Co., Ltd.	103,526
		121,311
Electronic Measuring Instruments – 0.1%
14,000	Chroma ATE, Inc.	35,671
Electronic Parts Distributors – 0.1%
35,070	WPG Holdings, Ltd.	47,767
12,000	WT Microelectronics Co., Ltd.	17,849
		65,616
Entertainment Software – 0.1%
1,500	Nexon Co., Ltd.*	26,133
Food – Retail – 0.1%
1,494	X5 Retail Group N.V. (GDR)*	34,272
Food – Wholesale/Distribution – 0.1%
16,863	Olam International, Ltd.	31,659
Forestry – 0%
1,100	Sino-Forest Corp.*,Β,ºº	0
Hotels and Motels – 0.3%
24,000	Overseas Union Enterprise, Ltd.	44,867
22,000	Shangri-La Asia, Ltd.	48,105
1,947	Whitbread PLC	57,426
		150,398
Industrial Automation and Robotics – 0.1%
300	Fanuc Corp.	53,208
Insurance Brokers – 0.1%
7,590	Cninsure, Inc. (ADR)*	47,437
Internet Content – Entertainment – 0%
965	Youku.com, Inc. (ADR)*	21,220
Life and Health Insurance – 0%
2,140	Discovery Holdings, Ltd.	14,052
Medical – Drugs – 0.1%
12,439	Aurobindo Pharma, Ltd.	29,056
Medical – Generic Drugs – 0.1%
3,036	Pharmstandard OJSC (GDR)*	53,859
Metal – Copper – 0.1%
9,482	Copper Mountain Mining Corp.*	40,021
Metal – Diversified – 0.1%
4,058	Ivanhoe Mines, Ltd. (U.S. Shares)*	63,833
Metal – Iron – 0.7%
8,239	Fortescue Metals Group, Ltd.	49,584
52,766	Gindalbie Metals, Ltd.*	33,888
508	Kumba Iron Ore, Ltd.	34,837
10,055	London Mining PLC*	45,796
110,681	Sundance Resources, Ltd.*	51,592
4,190	Vale S.A. (ADR)	97,753
		313,450
Oil Companies – Exploration and Production – 1.0%
13,000	CGX Energy, Inc.*	18,377
26,923	Chariot Oil & Gas, Ltd.*	85,266
305	CNOOC, Ltd. (ADR)	62,309
805	Cobalt International Energy, Inc.*	24,174
28	HRT Participacoes em Petroleo S.A.*	9,698
15,577	Karoon Gas Australia, Ltd.*	105,042
2,555	Kosmos Energy, Ltd.*	33,828
837	Niko Resources, Ltd.	29,445
5,759	OGX Petroleo e Gas Participacoes S.A. (ADR)*	48,548
3,969	Ophir Energy PLC*	32,218
		448,905
Oil Companies – Integrated – 0.5%
265	Ecopetrol S.A. (ADR)	16,189
2,300	Pacific Rubiales Energy Corp.	67,193
5,185	Petroleo Brasileiro S.A. (ADR)	137,714
		221,096
Paper and Related Products – 0.1%
23,715	Kimberly-Clark de Mexico S.A.B. de C.V.	52,662
Property and Casualty Insurance – 0.1%
288	Samsung Fire & Marine Insurance Co., Ltd.*	54,395
Property Trust – 0.1%
1,010	Sovran Self Storage, Inc.	50,328
Real Estate Management/Services – 1.5%
49,600	AIMS AMP Capital Industrial	44,390
18,438	Atrium European Real Estate, Ltd.	90,568
3,800	BR Malls Participacoes S.A.	49,523
611	Castellum A.B.	7,698
1,440	CBRE Group, Inc. – Class A*	28,742
3,251	First Capital Realty, Inc.	58,179
5,115	Gazit-Globe, Ltd.	52,582
500	Jones Lang LaSalle, Inc.	41,655
8,454	Kennedy-Wilson Holdings, Inc.	114,129
1,800	LPS Brasil Consultoria de Imoveis S.A.	36,533
5,000	Mitsubishi Estate Co., Ltd.	89,163
14,491	Songbird Estates PLC*	26,423
		639,585
Real Estate Operating/Development – 3.3%
6,900	BR Properties S.A.	88,601
4,860	Brookfield Asset Management, Inc. - Class A	153,430
75,000	CapitaLand, Ltd.	186,150
9,400	Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	100,413
45,749	Emaar Properties PJSC	37,740
2,900	First Juken Co., Ltd.	29,010
463	GAGFAH S.A.*	3,920
32,070	Global Logistic Properties, Ltd.*	56,127
48,000	Hang Lung Properties, Ltd.	175,854
17,500	Hopewell Holdings, Ltd.	48,000
6,101	Hysan Development Co., Ltd.	24,434
23,338	Indiabulls Real Estate, Ltd.	29,250
3,000	Mitsui Fudosan Co., Ltd.	57,376
8,200	PDG Realty S.A. Empreendimentos e Participacoes	28,345
5,185	PDG Realty S.A. Empreendimentos e Participacoes (ADR)	36,762
13,300	Phoenix Mills, Ltd.	54,772
8,000	Shanghai Industrial Holdings, Ltd.	24,673
137,000	Shui On Land, Ltd.	55,396
140,250	Shun Tak Holdings, Ltd.	56,710
104,215	Sorouh Real Estate Co.	33,480
3,190	St. Joe Co.*	60,642
4,000	Sun Hung Kai Properties, Ltd.	49,707
8,000	Wharf Holdings, Ltd.	43,474
		1,434,266
REIT – Apartments – 0.2%
3,115	Associated Estates Realty Corp.	50,899
1,770	Education Realty Trust, Inc.	19,187
		70,086
REIT – Diversified – 2.2%
3,606	American Assets Trust, Inc.	82,217
26,680	Charter Hall Group	61,353
3,090	Coresite Realty Corp.	72,893
880	Digital Realty Trust, Inc.	65,094
1,685	DuPont Fabros Technology, Inc.	41,198
1,220	Entertainment Properties Trust	56,584
1,053	Eurocommercial Properties N.V.	39,899
58,500	Fibra Uno Administracion S.A. de C.V.	115,182
4,737	Land Securities Group PLC	54,743
10,665	Lexington Realty Trust	95,878
109,000	Mapletree Logistics Trust	81,942
2,300	Morguard Real Estate Investment Trust	38,231
1,249	Plum Creek Timber Co., Inc.	51,908
7,079	Segro PLC	26,586
1,821	Shaftesbury PLC	14,345
257	Unibail-Rodamco S.E.	51,397
805	Winthrop Realty Trust	9,330
		958,780
REIT – Health Care – 0.4%
1,240	Health Care, Inc.	68,150
848	LTC Properties, Inc.	27,136
1,195	Ventas, Inc.	68,235
		163,521
REIT – Hotels – 0.4%
28,000	Ascott Residence Trust	23,722
7,085	Chatham Lodging Trust	89,909
2,925	Pebblebrook Hotel Trust	66,046
		179,677
REIT – Mortgage – 0.4%
6,335	Colony Financial, Inc.	103,767
5,165	CYS Investments, Inc.	67,610
		171,377
REIT – Office Property – 0.4%
1,325	Alexandria Real Estate Equities, Inc.	96,897
8,635	Charter Hall Office	27,549
8,273	Great Portland Estates PLC	47,625
1	Tokyu, Inc.	5,292
		177,363
REIT – Regional Malls – 0.6%
2,246	Macerich Co.	129,707
1,036	Simon Property Group, Inc.	150,924
		280,631
REIT – Shopping Centers – 0.7%
2,715	Acadia Realty Trust	61,196
3,405	DDR Corp.	49,713
12,275	Kite Realty Group Trust	64,689
12,166	Westfield Group	111,277
		286,875
REIT – Warehouse/Industrial – 0.3%
3,090	First Potomac Realty Trust	37,358
2,591	Prologis, Inc.	93,328
		130,686
Resorts and Theme Parks – 0.2%
1,785	Vail Resorts, Inc.	77,201
Retail – Apparel and Shoe – 0.1%
32,000	Anta Sports Products, Ltd.	33,378
Retail – Automobile – 0.1%
35,500	Baoxin Auto Group, Ltd.*	42,469
Retail – Major Department Stores – 0.1%
321	Hyundai Department Store Co., Ltd.	49,295
Retirement/Aged Care – 0.1%
2,779	Capital Senior Living Corp.*	25,678
Rubber/Plastic Products – 0.1%
7,346	Jain Irrigation Systems, Ltd.	14,196
28,426	Jain Irrigation Systems, Ltd. (EDR)	27,630
		41,826
Schools – 0%
1,700	Anhanguera Educacional Participacoes S.A.	20,488
Semiconductor Components/Integrated Circuits – 0.4%
19,000	Advanced Semiconductor Engineering, Inc.	19,119
10,120	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	154,634
		173,753
Shipbuilding – 0.1%
19,280	Pipavav Defence & Offshore Engineering Co., Ltd.*	30,276
Steel – Producers – 0.1%
9,695	Mechel (ADR)	34,611
Telecommunication Services – 0.3%
365	China Telecom Corp., Ltd. (ADR)	20,038
188,000	Tower Bersama Infrastructure Tbk PT	60,652
5,050	VimpelCom, Ltd. (ADR)	56,358
		137,048
Transportation – Marine – 0%
220	Alexander & Baldwin, Inc.	10,659
Wharehousing and Harbor Transportation Services – 0.1%
12,170	Mundra Port and Special Economic Zone, Ltd.	30,936
Wireless Equipment – 0.1%
495	Crown Castle International Corp.*	26,403

Total Common Stock (cost $8,466,861)		8,726,455

Corporate Bonds – 12.2%
Aerospace and Defense – Equipment – 0.1%
$34,000	Exelis, Inc. 4.2500%, 10/1/16 (144A)	34,525
Agricultural Operations – 1.6%
500,000	Ceagro Agricola, Ltd. 10.7500%, 5/16/16 (144A)	482,500
200,000	Virgolino de Oliveira Finance, Ltd. 11.7500%, 2/9/22 (144A)	197,500
		680,000
Airlines – 0.1%
30,000	Southwest Airlines Co. 5.2500%, 10/1/14	32,261
Beverages – Non–Alcoholic – 0%
15,000	PepsiCo, Inc. 0.8000%, 8/25/14	15,079
Brewery – 0.2%
65,000	Anheuser-Busch InBev Worldwide, Inc. 3.0000%, 10/15/12	65,843
14,000	Anheuser-Busch InBev Worldwide, Inc. 1.5000%, 7/14/14	14,206
		80,049
Building – Residential and Commercial – 0%
3,000	Meritage Homes Corp. 6.2500%, 3/15/15	3,036
Chemicals – Diversified – 0.1%
34,000	Lyondell Chemical Co. 8.0000%, 11/1/17	38,165
Chemicals – Specialty – 0.1%
6,000	Ashland, Inc. 9.1250%, 6/1/17	6,652
41,000	Ecolab, Inc. 2.3750%, 12/8/14	42,466
		49,118
Coatings and Paint Products – 0%
19,000	RPM International, Inc. 6.2500%, 12/15/13	20,298
Commercial Banks – 0.9%
14,000	Abbey National Treasury Services PLC 2.1366%, 4/25/14‡	13,588
20,000	Abbey National Treasury Services PLC 2.8750%, 4/25/14	19,912
45,000	BB&T Corp. 2.0500%, 4/28/14	45,874
45,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	45,956
41,000	CIT Group, Inc. 4.7500%, 2/15/15 (144A)	41,362
100,000	HSBC Bank PLC 1.6250%, 8/12/13 (144A)	99,782
20,000	Mercantile Bankshares Corp. - Series B 4.6250%, 4/15/13	20,681
100,000	Nordea Bank A.B. 1.7500%, 10/4/13 (144A)	99,988
		387,143
Computers – Memory Devices – 0.1%
30,000	Seagate Technology 10.0000%, 5/1/14 (144A)	33,900
Data Processing and Management – 0.1%
33,000	Fiserv, Inc. 3.1250%, 10/1/15	34,070
Diversified Banking Institutions – 1.4%
40,000	Citigroup, Inc. 5.6250%, 8/27/12	40,674
45,000	Citigroup, Inc. 1.3526%, 2/15/13‡	44,784
32,000	Citigroup, Inc. 4.8750%, 5/7/15	33,177
8,000	Citigroup, Inc. 4.4500%, 1/10/17	8,380
30,000	Goldman Sachs Group, Inc. 4.7500%, 7/15/13	31,057
20,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	19,994
17,000	JPMorgan Chase & Co. 4.8750%, 3/15/14	18,087
20,000	JPMorgan Chase & Co. 1.8750%, 3/20/15 (MTN)	20,051
100,000	Morgan Stanley 1.5331%, 4/29/13‡	99,133
12,000	Morgan Stanley 2.8750%, 7/28/14	11,946
312,963	Morgan Stanley 5.4000%, 5/15/15 (144A)	171,873
100,000	Royal Bank of Scotland PLC 4.8750%, 8/25/14 (MTN) (144A)	103,922
		603,078
Diversified Financial Services – 0.3%
30,000	General Electric Capital Corp. 1.8750%, 9/16/13 (MTN)	30,473
20,000	General Electric Capital Corp. 5.9000%, 5/13/14	21,983
28,000	General Electric Capital Corp. 2.1500%, 1/9/15	28,601
37,000	General Electric Capital Corp. 2.3750%, 6/30/15 (MTN)	37,589
		118,646
Diversified Operations – 0.1%
30,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12	30,789
10,000	Tyco Electronics Group S.A. 1.6000%, 2/3/15	10,018
		40,807
Electric – Generation – 0%
4,000	AES Corp. 7.7500%, 10/15/15	4,460
Electric – Integrated – 0.1%
45,000	CMS Energy Corp. 2.7500%, 5/15/14	45,019
14,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	14,566
		59,585
Electronic Measuring Instruments – 0%
15,000	FLIR Systems, Inc. 3.7500%, 9/1/16	15,292
Electronics – Military – 0.2%
100,000	L-3 Communications Corp. - Series B 6.3750%, 10/15/15	102,375
Engineering – R&D Services – 0.1%
22,000	URS Corp. 3.8500%, 4/1/17 (144A)	21,928
Finance – Auto Loans – 0.3%
100,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	110,086
Finance – Consumer Loans – 0.1%
30,000	SLM Corp. - Series A 5.0000%, 10/1/13 (MTN)	30,675
2,000	SLM Corp. - Series A 5.3750%, 5/15/14 (MTN)	2,065
		32,740
Finance – Credit Card – 0.1%
30,000	American Express Credit Co. 5.8750%, 5/2/13 (MTN)	31,548
Finance – Investment Bankers/Brokers – 0.4%
35,000	Jefferies Group, Inc. 3.8750%, 11/9/15	34,563
70,000	Merrill Lynch & Co., Inc. 5.4500%, 7/15/14 (MTN)	73,232
25,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	25,821
20,000	TD Ameritrade Holding Corp. 2.9500%, 12/1/12	20,292
20,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	21,366
		175,274
Finance – Other Services – 0%
4,000	National Rural Utilities Cooperative Finance Corp. 5.5000%, 7/1/13	4,241
Food – Confectionery – 0.1%
40,000	WM Wrigley Jr. Co. 3.7000%, 6/30/14 (144A)	41,482
Food – Miscellaneous/Diversified – 0.3%
65,000	ARAMARK Corp. 8.5000%, 2/1/15	66,626
12,000	General Mills, Inc. 1.5500%, 5/16/14	12,196
4,000	Kellogg Co. 5.1250%, 12/3/12	4,122
33,000	Kraft Foods, Inc. 2.6250%, 5/8/13	33,634
		116,578
Gold Mining – 0.2%
100,000	Banro Corp. 10.0000%, 3/1/17 (144A)	92,500
Industrial Gases – 0.1%
25,600	Praxair, Inc. 4.6250%, 3/30/15	28,401
Life and Health Insurance – 0.2%
65,000	Prudential Financial, Inc. 3.6250%, 9/17/12 (MTN)	65,831
Medical Products – 0%
20,000	CareFusion Corp. 4.1250%, 8/1/12	20,194
Medical – Biomedical and Genetic – 0.1%
35,000	Gilead Sciences, Inc. 2.4000%, 12/1/14	36,209
Medical – Drugs – 0%
16,000	Johnson & Johnson 1.2000%, 5/15/14	16,277
Metal – Copper – 0.1%
18,000	Freeport-McMoRan Copper & Gold, Inc. 1.4000%, 2/13/15	17,932
14,000	Freeport-McMoRan Copper & Gold, Inc. 2.1500%, 3/1/17	13,869
		31,801
Metal – Diversified – 0.4%
200,000	Vedanta Resources PLC 8.2500%, 6/7/21 (144A)	185,500
Multimedia – 0.1%
35,000	NBCUniversal Media LLC 2.1000%, 4/1/14	35,742
Multi–Line Insurance – 0.3%
20,000	American International Group, Inc. 3.6500%, 1/15/14	20,370
45,000	American International Group, Inc. 4.2500%, 9/15/14	46,427
50,000	MetLife, Inc. 5.3750%, 12/15/12	51,569
		118,366
Office Automation and Equipment – 0%
19,000	Xerox Corp. 5.6500%, 5/15/13	19,883
Oil Companies – Exploration and Production – 0.6%
200,000	Afren PLC 10.2500%, 4/8/19 (144A)	209,760
22,000	Canadian Natural Resources, Ltd. 1.4500%, 11/14/14	22,296
18,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	20,047
28,000	Petrohawk Energy Corp. 7.8750%, 6/1/15	29,400
		281,503
Oil Companies – Integrated – 0.2%
36,000	BP Capital Markets PLC 5.2500%, 11/7/13	38,470
14,000	BP Capital Markets PLC 2.2480%, 11/1/16	14,360
5,000	ConocoPhillips Australia Funding Co. 5.5000%, 4/15/13	5,251
12,000	Phillips 66 1.9500%, 3/5/15 (144A)	12,083
		70,164
Oil Refining and Marketing – 0%
20,000	Valero Energy Corp. 6.8750%, 4/15/12	20,035
Oil – Field Services – 0.1%
21,000	Schlumberger, Ltd 1.9500%, 9/14/16 (144A)	21,249
Pharmacy Services – 0.3%
62,000	Aristotle Holding, Inc. 2.7500%, 11/21/14 (144A)	63,703
26,000	Aristotle Holding, Inc. 2.1000%, 2/12/15 (144A)	26,320
20,000	Express Scripts, Inc. 3.1250%, 5/15/16	20,826
		110,849
Pipelines – 0.4%
22,000	Energy Transfer Partners L.P. 6.0000%, 7/1/13	23,104
38,000	Enterprise Products Operating LLC 4.6000%, 8/1/12	38,504
2,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	2,110
77,000	Plains All American Pipeline L.P. / PAA Finance Corp. 4.2500%, 9/1/12	77,935
19,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	20,375
9,000	TransCanada PipeLines, Ltd. 0.8750%, 3/2/15	8,982
		171,010
Property Trust – 0.1%
30,000	WEA Finance LLC / WCI Finance LLC 5.4000%, 10/1/12 (144A)	30,626
12,000	WT Finance Aust Pty, Ltd. / Westfield Capital / WEA Finance LLC 5.1250%, 11/15/14 (144A)	12,783
		43,409
Real Estate Management/Services – 0%
6,000	ProLogis L.P. 7.6250%, 8/15/14	6,675
Real Estate Operating/Development – 0.8%
13,000	Brookfield Asset Management, Inc. 7.1250%, 6/15/12	13,155
350,000	Dar Al-Arkan International Sukuk Co. 2.8170%, 7/16/12 (REGS)‡	337,750
		350,905
REIT – Health Care – 0.2%
40,000	HCP, Inc. 5.6250%, 2/28/13 (MTN)	41,367
40,000	HCP, Inc. 5.6500%, 12/15/13	42,438
		83,805
REIT – Hotels – 0.1%
55,000	Host Hotels & Resorts L.P. - Series R 6.8750%, 11/1/14	56,100
REIT – Office Property – 0%
18,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	19,130
REIT – Regional Malls – 0.2%
65,000	Rouse Co. L.P. 7.2000%, 9/15/12	65,975
40,000	Rouse Co. L.P. / TRC Co-Issuer, Inc. 6.7500%, 5/1/13 (144A)	41,100
		107,075
Retail – Drug Store – 0%
2,000	Walgreen Co. 4.8750%, 8/1/13	2,117
Retail – Regional Department Stores – 0.1%
40,000	Macy's Retail Holdings, Inc. 5.8750%, 1/15/13	41,442
9,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	9,865
		51,307
Retail – Restaurants – 0%
20,000	Brinker International 5.7500%, 6/1/14	21,210
Special Purpose Entity – 0.5%
200,000	Zoomlion HK SPV Co., Ltd. 6.8750%, 4/5/17 (144A)	198,960
Steel – Producers – 0.1%
16,000	ArcelorMittal 3.7500%, 2/25/15	16,260
10,000	ArcelorMittal 3.7500%, 8/5/15	10,158
		26,418
Super – Regional Banks – US – 0%
14,000	SunTrust Banks, Inc. 3.5000%, 1/20/17	14,280
Telecommunication Services – 0.1%
40,000	Qwest Corp. 7.5000%, 10/1/14	44,595
Telephone – Integrated – 0%
18,000	Qwest Communications International, Inc. 7.5000%, 2/15/14	18,090
Transportation – Services – 0.1%
36,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	35,788

Total Corporate Bonds (cost $5,334,641)		5,291,142

Exchange-Traded Funds – 1.3%
57,600	BOCI-Prudential - W.I.S.E. - CSI China Tracker Fund (ETF)*	216,217
923	iShares JPMorgan USD Emerging Markets Bond Fund (ETF)	104,031
4,850	iShares MSCI Emerging Markets Index Fund (ETF)	208,259
3,830	iShares MSCI Taiwan Index Fund (ETF)	51,437

Total Exchange-Traded Funds (cost $614,436)		579,944

Preferred Stock – 0.1%
REIT – Regional Malls – 0.1%
750	CBL & Associates Properties, Inc. - Series D, 7.3750% (cost $18,272)	18,750

Warrant – 0%
Gold Mining – 0%
4,800	Banro Corp. (144A), 3/02/2017 (cost $7,258)	8,240

Purchased Options - Put – 0%
21	S&P 500 E-Mini Index expires April 2012 exercise price $1,300.00 (premiums paid $15,802)	1,995

U.S. Treasury Notes/Bonds – 48.3%
	U.S. Treasury Notes/Bonds:
$3,000,000	0.0761%, 5/17/12**	2,999,823
85,000	0.6250%, 6/30/12**	85,106
32,000	0.6250%, 12/31/12**	32,101
120,000	0.6250%, 2/28/13**	120,441
78,000	1.7500%, 4/15/13**	79,219
15,000	1.1250%, 6/15/13**	15,155
24,000	0.1250%, 9/30/13**	23,939
10,000	0.2500%, 1/31/14**	9,986
65,000	1.2500%, 2/15/14**	66,099
25,000	0.2500%, 2/28/14**	24,963
20,000	1.2500%, 3/15/14**	20,350
2,000	0.5000%, 8/15/14**	2,004
10,000	0.2500%, 1/15/15**	9,934
41,000	1.0000%, 8/31/16**	41,176
10,000	0.8750%, 2/28/17**	9,930
15,542,550	1.1250%, 1/15/21**çç	17,495,083

Total U.S. Treasury Notes/Bonds (cost $19,565,118)		21,035,309

Money Market – 18.1%
7,896,255	Janus Cash Liquidity Fund LLC**, 0% (cost $7,896,255)	7,896,255

Total Investments (cost $41,918,643) – 100%		$43,558,090

Summary of Investments by Country - (Long Positions)
March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$585,163	1.3%
Austria	26,818	0.1%
Brazil	1,385,869	3.2%
Canada	615,992	1.4%
Cayman Islands	496,665	1.1%
China	389,741	0.9%
Colombia	16,189	0.0%
France	51,397	0.1%
Guernsey	85,266	0.2%
Hong Kong	1,008,425	2.3%
India	331,389	0.8%
Indonesia	60,652	0.1%
Israel	52,582	0.1%
Japan	304,768	0.7%
Jersey	90,568	0.2%
Kenya	16,296	0.0%
Luxembourg	327,061	0.8%
Malaysia	35,738	0.1%
Mexico	264,912	0.6%
Netherlands	39,899	0.1%
Qatar	41,659	0.1%
Russia	260,402	0.6%
Singapore	491,100	1.1%
South Africa	48,889	0.1%
South Korea	336,977	0.8%
Spain	55,810	0.1%
Sri Lanka	17,974	0.0%
Sweden	107,686	0.3%
Switzerland	25,125	0.1%
Taiwan	293,912	0.7%
Thailand	28,440	0.1%
Turkey	24,390	0.1%
United Arab Emirates	115,131	0.3%
United Kingdom	1,013,496	2.3%
United States††	34,511,709	79.2%
Total	$43,558,090	100.0%

†† Includes Cash Equivalents (61.1% excluding Cash Equivalents).

Forward Currency Contracts, Open

Counterparty/Currency Sold/(Purchased) and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)

Credit Suisse Securities (USA) LLC:
Australian Dollar 4/4/12	(20,000)	$20,715	$46
Australian Dollar 4/4/12	(119,800)	124,081	3,506
Australian Dollar 4/4/12	(10,000)	10,356	332
Australian Dollar 4/4/12	(75,000)	77,680	2,690
Australian Dollar 4/4/12	224,800	232,833	165
Australian Dollar 5/17/12	(224,800)	231,710	(166)
Japanese Yen 4/4/12	(1,500,000)	18,123	358
Japanese Yen 4/4/12	(500,000)	6,041	(47)
Japanese Yen 4/4/12	(400,000)	4,833	0
Japanese Yen 4/4/12	(5,000,000)	60,409	1,757
Japanese Yen 4/4/12	(800,000)	9,664	201
Japanese Yen 4/4/12	8,200,000	99,071	(589)
Japanese Yen 5/17/12	(8,200,000)	99,108	517

Total		$994,624	$8,770

Schedule of Written Options – Put			Value

		Ivanhoe Mines, Ltd. expires June 2012 26 contracts exercise price $16.00 (premiums received $5,823)	$(3,379)

Financial Futures - Long
4	Contracts	Platinum Futures expires July 2012, principal amount $333,654, value $328,820, cumulative depreciation	$(4,834)
8	Contracts	S&P 500 E-Mini Index expires June 2012, principal amount $538,825, value $561,300, cumulative appreciation	22,475

Total Financial Futures - Long			$17,641

Financial Futures - Short
5	Contracts	Brent Crude Futures expires April 2012, principal amount $606,616, value $614,400, cumulative depreciation	$(7,784)
20	Contracts	Euro Futures expires June 2012, principal amount $3,269,374, value $3,334,750, cumulative depreciation	(65,376)
2	Contracts	Gold 100 oz Futures expires June 2012, principal amount $333,193, value $334,380, cumulative depreciation	(1,187)
4	Contracts	Japan Government Bond 10 year expires June 2012, principal amount $6,844,472, value $6,862,873, cumulative depreciation	(18,401)
10	Contracts	U.S. Treasury Bond Ultra Long expires June 2012, principal amount $1,483,820, value $1,509,688, cumulative depreciation	(25,868)

Total Financial Futures - Short			$(118,616)

Credit Default Swaps outstanding at March 31, 2012
Counterparty and Reference Entity	Fixed Deal (Pay) Receive Rate	Notional Amount	Market Value	Upfront Premium (Paid) Received	Termination Date	Unrealized Appreciation/ (Depreciation)	Credit Rating of Referenced Obligation† (unaudited)

UBS A.G. French Republic	(0.25)	$1,000,000	$48,987	$19,694	6/20/16	$29,293	Aaa
UBS A.G. Markit CDX Emerging Markets Index (Series 16)	(5.00)	500,000	(57,163)	(46,575)	12/20/16	(10,588)	NR
UBS A.G. Russian Federation	1.00	1,000,000	(26,995)	(14,654)	6/20/16	(12,341)	Baa1

Total			$(35,171)	$(41,535)		$6,364

†	Credit Rating as issued by Moody's.

Interest Rate Swaps outstanding at March 31, 2012
Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Depreciation

UBS A.G.	$13,000,000	3.10	3-Month LIBOR	6/17/21	$(1,037,331)

Total Return Swaps outstanding at March 31, 2012
Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)

Credit Suisse	$35,701	1-Month LIBOR plus 75 basis points	Samba Financial Group	6/18/12	$3,888
Morgan Stanley & Co. International PLC	59,298	FED Funds Effective plus 185 basis points	Baoshan Iron & Steel Co., Ltd.	9/28/12	(13,678)
Morgan Stanley & Co. International PLC	103,370	FED Funds Effective plus 185 basis points	China Construction Bank Corp.	9/28/12	(1,038)
Morgan Stanley & Co. International PLC	33,165	FED Funds Effective plus 100 basis points	Ettihad Etisalat Company	1/24/14	2,942
Morgan Stanley & Co. International PLC	46,545	FED Funds Effective plus 100 basis points	India Blue Chip	7/5/13	(4,253)
Morgan Stanley & Co. International PLC	47,745	FED Funds Effective plus 50 basis points	Korea Blue Chip	7/5/13	(1,264)
UBS A.G.	2,946,392	Dow Jones-UBS Commodity Index plus 40 basis points	Dow Jones-UBS Commodity Index	4/18/12	(53,608)
UBS A.G.	509,868	Dow Jones-UBS Soybeans Subindex plus 18 basis points	Dow Jones-UBS Soybeans Subindex	4/9/12	9,868
UBS A.G.	(506,687)	Dow Jones-UBS Corn Subindex	Dow Jones-UBS Corn Subindex	4/8/12	(6,687)

Total	$(63,830)

Zero Coupon Swap outstanding at March 31, 2012
Counterparty	Notional Amount	Floating Rate Index	Pay/Receivable Floating Rate	Termination Date	Premium Paid (Received)	Unrealized Depreciation

UBS A.G.	$20,000,000	Consumer Price Index	Receive	5/18/15	—	$(103,769)

Notes to Consolidated Schedule of Investments

ADR	American Depositary Receipt
EDR	European Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
PCL	Public Company Limited
PLC	Public Limited Company
REGS	Registered Shares
REIT	Real Estate Investment Trust
ULC	Unlimited Liability Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.
‡	Rate is subject to change. Rate shown reflects current rate.
B	Security is illiquid.
çç	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº Schedule of Fair Valued Securities (as of March 31, 2012)

	Value	Value as a % of Investment Securities
Janus Real Return Allocation Fund
Sino-Forest Corp.	$—	0.0%
Indiabulls Infrastructure and Power, Ltd.	1,728	0.0%
	$1,728	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are registered as to resale and may not have a readily available market.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2012 is indicated in the table below:

Fund	Value	Value as a % of Investment Securities
Janus Real Return Allocation Fund	$2,327,896	5.3%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012.

See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$59,547	$59,468	$—
Commercial Banks	198,738	355,865	—
E – Commerce/Services	—	22,722	—
Electric – Generation	—	—	1,728
Food – Retail	—	34,272	—
Forestry	—	—	—
Insurance Brokers	—	47,437	—
Internet Content – Entertainment	—	21,220	—
Medical – Generic Drugs	—	53,859	—
Metal – Iron	215,697	97,753	—
Oil Companies – Exploration and Production	338,048	110,857	—
Oil Companies – Integrated	67,193	153,903	—
Real Estate Operating/Development	1,397,504	36,762	—
Rubber/Plastic Products	14,196	27,630	—
Semiconductor Components/Integrated Circuits	19,119	154,634	—
Steel – Producers	—	34,611	—
Telecommunication Services	60,652	76,396	—
All Other	5,066,644	—	—
Corporate Bonds	—	5,291,142	—
Exchange-Traded Funds	371,685	208,259	—
Preferred Stock	18,750	—	—
Warrant	—	8,240	—
U.S. Treasury Notes/Bonds	—	21,035,309	—
Money Market	—	7,896,255	—
Total Investments in Securities	$7,827,773	$35,726,594	$1,728
Investments in Purchased Options:	$—	$1,995	$—
Other Financial Instruments(b):	$(100,975)	$(1,193,175)	$—

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended March 31, 2012)

	Balance as of June 30, 2011	Accrued Discounts/Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of March 31, 2012
Investments in Securities:

Common Stock
Electric Generation	$-	$-	$-	$1,728	$-	$-	$-	$1,728
Forestry	-	-	(59)	(17,096)	19,597	(2,442)	-	-
Transactional Software	1,801	-	(22,606)	21,883	-	(1,078)	-	-

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Fund	Aggregate Value
Janus Real Return Allocation Fund	$29,338,209

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.8%
$13,931,000	Macquarie SMART Series 2011-2 U.S. Trust 1.5400%, 3/14/15 (144A)	$14,017,600
8,658,000	Penarth Master Issuer PLC 0.8918%, 7/18/13 (144A),‡	8,658,355
30,586,000	Permanent Master Issuer PLC 2.1170%, 7/15/42 (144A), ‡	30,773,676
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $53,172,797)		53,449,631
Bank Loans — 1.7%
Advertising Sales — 0.4%
11,364,721	Visant Corp. 5.2500%, 12/22/16‡	11,066,397
Broadcast Services and Programming — 0.1%
3,735,234	Sinclair Television Group, Inc. 4.0000%, 10/28/16‡	3,724,141
Medical - Hospitals — 0.7%
19,816,490	HCA, Inc. 1.2500%, 11/16/12‡	19,779,433
Shipbuilding — 0.5%
15,750,350	Huntington Ingalls Industries, Inc. 3.0000%, 3/30/16‡	15,671,598
Total Bank Loans (cost $50,454,396)		50,241,569
Corporate Bonds — 70.6%
Advertising Services — 0.1%
1,660,000	WPP Finance UK 5.8750%, 6/15/14	1,810,006
Aerospace and Defense – Equipment — 0.9%
26,388,000	Exelis, Inc. 4.2500%, 10/1/16 (144A)	26,795,536
Airlines — 0.3%
9,444,000	Southwest Airlines Co. 5.2500%, 10/1/14	10,155,804
Beverages - Non-Alcoholic — 0.6%
5,034,000	PepsiCo, Inc. 3.7500%, 3/1/14	5,341,547
11,886,000	PepsiCo, Inc. 0.8000%, 8/25/14	11,948,568
		17,290,115
Beverages - Wine and Spirits — 0.8%
24,747,000	Pernod-Ricard S.A. 2.9500%, 1/15/17 (144A)	24,997,662
Brewery — 1.0%
8,918,000	Anheuser-Busch InBev Worldwide, Inc. 3.0000%, 10/15/12	9,033,675
20,511,000	Anheuser-Busch InBev Worldwide, Inc. 2.5000%, 3/26/13	20,882,639
		29,916,314
Building - Residential and Commercial — 0.1%
2,342,000	Meritage Homes Corp. 6.2500%, 3/15/15	2,370,104
Building Products - Cement and Aggregate — 0.2%
5,351,000	CRH America, Inc. 5.3000%, 10/15/13	5,617,656
Cable/Satellite Television — 0.2%
1,338,000	COX Communications, Inc. 7.1250%, 10/1/12	1,381,243
3,121,000	Time Warner Cable, Inc. 5.4000%, 7/2/12	3,156,638
1,070,000	Time Warner Cable, Inc. 6.2000%, 7/1/13	1,141,258
		5,679,139
Casino Hotels — 0.5%
6,436,000	MGM Resorts International 10.3750%, 5/15/14	7,296,815
6,204,000	MGM Resorts International 11.1250%, 11/15/17	7,018,275
		14,315,090
Cellular Telecommunications — 0.1%
1,650,000	Cellco Partnership / Verizon Wireless Capital LLC 7.3750%, 11/15/13	1,818,574
1,694,000	Cellco Partnership / Verizon Wireless Capital LLC 5.5500%, 2/1/14	1,832,119
		3,650,693
Chemicals - Diversified — 0.9%
2,738,000	Dow Chemical Co. 7.6000%, 5/15/14	3,100,284
12,541,000	Lyondell Chemical Co. 8.0000%, 11/1/17	14,077,272
2,275,000	Lyondell Chemical Co. 11.0000%, 5/1/18	2,513,875
6,985,000	Rohm & Hass Co. 5.6000%, 3/15/13	7,281,821
		26,973,252
Chemicals - Specialty — 0.7%
4,017,000	Ashland, Inc. 9.1250%, 6/1/17	4,453,849
14,674,000	Ecolab, Inc. 2.3750%, 12/8/14	15,198,595
		19,652,444
Coatings and Paint Products — 0.5%
14,316,000	RPM International, Inc. 6.2500%, 12/15/13	15,293,998
Commercial Banks — 5.5%
4,018,000	Abbey National Treasury Services PLC 2.1366%, 4/25/14‡	3,899,867
8,608,000	Abbey National Treasury Services PLC 2.8750%, 4/25/14	8,569,910
14,001,000	American Express Bank FSB 5.5500%, 10/17/12	14,364,914
8,383,000	Banco Santander Chile 2.8750%, 11/13/12 (144A)	8,387,728
17,835,000	Canadian Imperial Bank of Commerce 1.4500%, 9/13/13	18,014,170
12,416,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	12,679,840
28,600,000	CIT Group, Inc. 4.7500%, 2/15/15 (144A)	28,852,424
3,803,000	Credit Suisse / New York NY 5.5000%, 5/1/14	4,077,949
14,544,000	HSBC Bank PLC 1.6250%, 8/12/13 (144A)	14,512,280
10,850,000	HSBC USA, Inc. 2.3750%, 2/13/15	10,924,398
7,738,000	National Bank of Canada 1.6500%, 1/30/14 (144A)	7,872,355
17,835,000	Nordea Bank A.B. 1.7500%, 10/4/13 (144A)	17,832,895
9,979,000	Svenska Handelsbanken A.B. 2.8750%, 9/14/12 (144A)	10,076,884
4,066,000	Westpac Securities NZ, Ltd. 2.6250%, 1/28/13 (144A)	4,128,340
		164,193,954
Computers - Memory Devices — 0.3%
8,874,000	Seagate Technology 10.0000%, 5/1/14 (144A)	10,027,620
Data Processing and Management — 0.7%
19,152,000	Fiserv, Inc. 3.1250%, 10/1/15	19,772,965
Diversified Banking Institutions — 9.4%
22,299,000	Bank of America Corp. 4.5000%, 4/1/15	23,096,501
13,176,000	Citigroup, Inc. 5.6250%, 8/27/12	13,397,937
27,377,000	Citigroup, Inc. 1.3526%, 2/15/13‡	27,245,590
10,585,000	Citigroup, Inc. 5.0000%, 9/15/14	10,962,133
14,730,000	Citigroup, Inc. 2.6500%, 3/2/15	14,727,319
5,507,000	Citigroup, Inc. 4.8750%, 5/7/15	5,709,548
4,530,000	Citigroup, Inc. 4.7500%, 5/19/15	4,769,356
17,835,000	Goldman Sachs Group, Inc. 4.7500%, 7/15/13	18,463,505
2,876,000	Goldman Sachs Group, Inc. 3.7000%, 8/1/15	2,926,747
18,476,000	JPMorgan Chase & Co. 4.8750%, 3/15/14	19,657,799
19,282,000	JPMorgan Chase & Co. 1.8750%, 3/20/15	19,331,227
17,612,000	Morgan Stanley 5.3000%, 3/1/13	18,114,682
11,147,000	Morgan Stanley 3.0060%, 5/14/13‡	11,231,182
6,242,000	Morgan Stanley 6.7500%, 10/15/13	6,669,246
20,734,000	Morgan Stanley 2.8750%, 1/24/14	20,688,966
8,907,000	Morgan Stanley 2.8750%, 7/28/14	8,866,642
16,241,000	Royal Bank of Scotland PLC 3.4000%, 8/23/13	16,459,052
9,728,000	Royal Bank of Scotland PLC 4.3750%, 3/16/16	9,934,068
27,127,000	UBS A.G. 2.2500%, 8/12/13	27,297,466
		279,548,966
Diversified Financial Services — 2.4%
26,575,000	General Electric Capital Corp. 1.8750%, 9/16/13	26,994,486
3,465,000	General Electric Capital Corp. 5.9000%, 5/13/14	3,808,496
10,996,000	General Electric Capital Corp. 2.1500%, 1/9/15	11,231,963
14,273,000	General Electric Capital Corp. 2.3750%, 6/30/15	14,500,112
12,748,000	General Electric Capital Corp. 2.9500%, 5/9/16	13,297,694
		69,832,751
Diversified Minerals — 0.5%
8,026,000	Anglo American Capital PLC 2.1500%, 9/27/13 (144A)	8,098,796
6,349,000	Teck Resources, Ltd. 7.0000%, 9/15/12	6,472,126
		14,570,922
Diversified Operations — 0.4%
972,000	Eaton Corp. 4.9000%, 5/15/13	1,018,570
11,283,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12	11,579,811
		12,598,381
Electric - Distribution — 0.2%
5,395,000	SP Powerassets, Ltd. 5.0000%, 10/22/13 (144A)	5,672,287
Electric - Generation — 0.7%
2,314,000	AES Corp. 7.7500%, 10/15/15	2,580,110
18,040,000	Allegheny Energy Supply Co. LLC 8.2500%, 4/15/12 (144A)	18,075,268
		20,655,378
Electric - Integrated — 1.8%
6,010,000	CMS Energy Corp. 2.7500%, 5/15/14	6,012,602
1,471,000	Duke Energy Corp. 6.3000%, 2/1/14	1,612,238
892,000	Georgia Power Co. 6.0000%, 11/1/13	966,977
1,338,000	Monongahela Power Co. 7.9500%, 12/15/13 (144A)	1,484,967
4,459,000	NiSource, Inc. 5.4000%, 7/15/14	4,848,605
15,495,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	16,121,355
16,723,000	Southern Co. 1.9500%, 9/1/16	16,991,120
4,459,000	Union Electric Co. 4.6500%, 10/1/13	4,666,897
		52,704,761
Electronic Components – Semiconductors — 0.3%
8,918,000	Advanced Micro Devices, Inc. 5.7500%, 8/15/12	9,040,623
Electronic Measuring Instruments — 0.5%
4,107,000	Agilent Technologies, Inc. 2.5000%, 7/15/13	4,172,084
11,728,000	FLIR Systems, Inc. 3.7500%, 9/1/16	11,956,133
		16,128,217
Electronics - Military — 0.6%
16,886,000	L-3 Communications Corp. 6.3750%, 10/15/15	17,287,042
Engineering - Research and Development Services — 0.5%
15,399,000	URS Corp. 3.8500%, 4/1/17 (144A)	15,348,630
Fiduciary Banks — 0.1%
1,784,000	Northern Trust Corp. 5.5000%, 8/15/13	1,898,048
Finance - Auto Loans — 2.4%
19,895,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	21,901,510
26,982,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	27,245,398
14,477,000	Ford Motor Credit Co. LLC 4.2500%, 2/3/17	14,632,599
7,005,000	PACCAR Financial Corp. 1.9500%, 12/17/12	7,069,712
		70,849,219
Finance - Consumer Loans — 1.0%
27,677,000	SLM Corp. 5.0000%, 10/1/13	28,299,733
1,366,000	SLM Corp. 5.3750%, 5/15/14	1,410,537
		29,710,270
Finance - Investment Bankers/Brokers — 1.8%
3,206,000	Charles Schwab Corp. 4.9500%, 6/1/14	3,477,269
13,019,000	Jefferies Group, Inc. 3.8750%, 11/9/15	12,856,263
6,064,000	Merrill Lynch & Co., Inc. 5.4500%, 2/5/13	6,235,405
8,918,000	Merrill Lynch & Co., Inc. 6.1500%, 4/25/13	9,289,176
14,033,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	14,493,577
8,414,000	TD Ameritrade Holding Corp. 2.9500%, 12/1/12	8,536,920
		54,888,610
Finance - Other Services — 0.2%
1,784,000	National Rural Utilities Cooperative Finance Corp. 2.6250%, 9/16/12	1,800,862
2,563,000	National Rural Utilities Cooperative Finance Corp. 5.5000%, 7/1/13	2,717,175
		4,518,037
Food - Confectionary — 1.1%
10,808,000	WM Wrigley Jr. Co. 2.4500%, 6/28/12 (144A)	10,850,476
11,593,000	WM Wrigley Jr. Co. 3.0500%, 6/28/13 (144A)	11,759,707
8,918,000	WM Wrigley Jr. Co. 3.7000%, 6/30/14 (144A)	9,248,519
		31,858,702
Food - Meat Products — 0.6%
4,243,000	JBS USA LLC / JBS USA Finance, Inc. 11.6250%, 5/1/14	4,943,095
13,229,000	Smithfield Foods, Inc. 7.7500%, 5/15/13	13,890,450
		18,833,545
Food - Miscellaneous/Diversified — 1.8%
10,097,000	ARAMARK Corp. 8.5000%, 2/1/15	10,349,526
8,764,000	General Mills, Inc. 1.5500%, 5/16/14	8,907,598
2,933,000	Kellogg, Co. 5.1250%, 12/3/12	3,022,284
30,900,000	Kraft Foods, Inc. 2.6250%, 5/8/13	31,493,373
482,000	Kraft Foods, Inc. 6.7500%, 2/19/14	532,603
		54,305,384
Food - Retail — 0%
334,000	Delhaize Group 5.8750%, 2/1/14	359,145
Hotels and Motels — 0.5%
11,236,000	Marriott International, Inc. 4.6250%, 6/15/12	11,303,719
3,933,000	Starwood Hotels & Resorts Worldwide, Inc. 7.8750%, 10/15/14	4,498,369
		15,802,088
Industrial Gases — 1.2%
16,052,000	Praxair, Inc. 2.1250%, 6/14/13	16,304,642
18,490,000	Praxair, Inc. 4.6250%, 3/30/15	20,513,176
		36,817,818
Investment Management and Advisory Services — 0.3%
9,230,000	Franklin Resources, Inc. 2.0000%, 5/20/13	9,345,929
Life and Health Insurance — 1.2%
33,378,000	Prudential Financial, Inc. 3.6250%, 9/17/12	33,804,704
892,000	Prudential Financial, Inc. 4.5000%, 7/15/13	922,009
		34,726,713
Linen Supply & Related Items — 0.2%
5,152,000	Cintas Corp. No. 2 2.8500%, 6/1/16	5,279,749
Machinery - General Industrial — 0.2%
5,767,000	Wabtec Corp. 6.8750%, 7/31/13	6,026,515
Medical Products — 0.1%
2,702,000	CareFusion Corp. 4.1250%, 8/1/12	2,728,150
1,338,000	Covidien International Finance S.A. 5.4500%, 10/15/12	1,371,657
		4,099,807
Multi-Line Insurance — 2.5%
8,721,000	American International Group, Inc. 3.6500%, 1/15/14	8,882,434
34,534,000	American International Group, Inc. 4.2500%, 9/15/14	35,628,901
12,485,000	MetLife, Inc. 1.7806%, 8/6/13‡	12,592,196
17,030,000	MetLife, Inc. 2.3750%, 2/6/14	17,452,991
		74,556,522
Multimedia — 1.1%
17,835,000	NBC Universal Media LLC 2.1000%, 4/1/14	18,213,280
14,500,000	Time Warner, Inc. 3.1500%, 7/15/15	15,355,718
		33,568,998
Office Automation and Equipment — 0.1%
3,072,000	Xerox Corp. 5.5000%, 5/15/12	3,087,658
993,000	Xerox Corp. 8.2500%, 5/15/14	1,121,285
		4,208,943
Oil - Field Services — 0.8%
8,391,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	8,756,479
15,644,000	Schlumberger Investment S.A. 1.9500%, 9/14/16 (144A)	15,829,475
		24,585,954
Oil Companies - Exploration and Production — 2.1%
15,719,000	Canadian Natural Resources, Ltd. 1.4500%, 11/14/14	15,930,153
13,056,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	14,541,120
20,416,000	Petrohawk Energy Corp. 7.8750%, 6/1/15	21,436,800
8,670,000	Whiting Petroleum Corp. 7.0000%, 2/1/14	9,233,550
		61,141,623
Oil Companies - Integrated — 1.6%
10,509,000	BP Capital Markets PLC 2.2480%, 11/1/16	10,779,155
2,229,000	ConocoPhillips 4.7500%, 2/1/14	2,393,328
3,955,000	ConocoPhillips Australia Funding Co. 5.5000%, 4/15/13	4,153,486
8,527,000	Phillips 66 1.9500%, 3/5/15 (144A)	8,585,981
22,613,000	Shell International Finance B.V. 1.8750%, 3/25/13	22,952,195
		48,864,145
Oil Refining and Marketing — 0.4%
4,280,000	Sunoco, Inc. 4.8750%, 10/15/14	4,465,825
7,642,000	Valero Energy Corp. 6.8750%, 4/15/12	7,655,381
		12,121,206
Pharmacy Services — 2.0%
30,298,000	Aristotle Holding, Inc. 2.7500%, 11/21/14 (144A)	31,130,074
18,660,000	Aristotle Holding, Inc. 2.1000%, 2/12/15 (144A)	18,889,966
8,573,000	Express Scripts, Inc. 3.1250%, 5/15/16	8,927,108
		58,947,148
Pipelines — 3.1%
1,789,000	El Paso Corp. 7.3750%, 12/15/12	1,840,765
13,663,000	Enterprise Products Operating LLC 4.6000%, 8/1/12	13,844,226
2,492,000	Kinder Morgan Energy Partners L.P. 5.8500%, 9/15/12	2,543,554
2,880,000	Kinder Morgan Energy Partners L.P. 5.0000%, 12/15/13	3,058,347
4,916,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	5,186,380
13,250,000	Kinder Morgan, Inc. 6.5000%, 9/1/12	13,515,000
25,052,000	Plains All American Pipeline L.P. 4.2500%, 9/1/12	25,356,181
18,687,000	Plains All American Pipeline L.P. 3.9500%, 9/15/15	20,039,472
6,264,000	Trans-Canada Pipelines 0.8750%, 3/2/15	6,251,253
		91,635,178
Property and Casualty Insurance — 0.1%
1,601,000	Chubb Corp. 5.2000%, 4/1/13	1,673,253
Property Trust — 0.7%
10,701,000	WEA Finance LLC / WCI Finance LLC 5.4000%, 10/1/12 (144A)	10,924,340
8,762,000	WT Finance Aust Pty Ltd. 5.1250%, 11/15/14 (144A)	9,333,826
		20,258,166
Publishing - Books — 0.4%
11,407,000	Scholastic Corp. 5.0000%, 4/15/13	11,578,105
Publishing - Newspapers — 0.5%
12,485,000	Gannett Co., Inc. 6.3750%, 9/1/15	13,296,525
Real Estate Management/Services — 0.5%
8,918,000	CB Richard Ellis Services, Inc. 11.6250%, 6/15/17	10,121,930
4,702,000	ProLogis L.P. 7.6250%, 8/15/14	5,231,154
		15,353,084
Real Estate Operating/Development — 0.3%
9,619,000	Brookfield Asset Management, Inc. 7.1250%, 6/15/12	9,734,014
Reinsurance — 0.3%
4,459,000	Berkshire Hathaway Finance Corp 4.0000%, 4/15/12	4,464,538
2,943,000	Berkshire Hathaway Finance Corp. 4.6000%, 5/15/13	3,074,894
1,048,000	Berkshire Hathaway Finance Corp. 5.0000%, 8/15/13	1,109,971
		8,649,403
REIT - Health Care — 2.3%
23,840,000	HCP, Inc. 6.4500%, 6/25/12	24,118,165
12,770,000	HCP, Inc. 5.6250%, 2/28/13	13,206,440
14,152,000	HCP, Inc. 5.6500%, 12/15/13	15,014,678
4,297,000	HCP, Inc. 2.7000%, 2/1/14	4,356,918
5,110,000	Healthcare Realty Trust, Inc. 5.1250%, 4/1/14	5,325,657
5,999,000	Ventas Realty L.P. / Ventas Capital Corp. 3.1250%, 11/30/15	6,154,890
		68,176,748
REIT - Hotels — 1.3%
18,210,000	Host Hotels & Resorts L.P. 6.8750%, 11/1/14	18,574,200
20,446,000	Host Marriott L.P. 6.3750%, 3/15/15	20,803,805
		39,378,005
REIT - Office Property — 0.5%
14,456,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	15,363,779
REIT - Regional Malls — 2.1%
29,636,000	Rouse Co. L.P. 7.2000%, 9/15/12	30,080,540
26,352,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	27,076,680
3,545,000	Simon Property Group L.P. 4.9000%, 1/30/14	3,752,347
		60,909,567
REIT - Shopping Centers — 0.3%
4,459,000	Developers Diversified Realty Corp. 5.3750%, 10/15/12	4,503,724
4,459,000	Equity One, Inc. 6.2500%, 12/15/14	4,800,564
		9,304,288
Retail - Discount — 0%
932,000	Wal-Mart Stores, Inc. 3.2000%, 5/15/14	984,278
Retail - Drug Store — 0.1%
1,516,000	Walgreen Co. 4.8750%, 8/1/13	1,604,762
Retail - Regional Department Stores — 0.4%
4,062,000	Macy's Retail Holdings, Inc. 5.8750%, 1/15/13	4,208,423
6,074,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	6,657,954
		10,866,377
Retail - Restaurants — 0.5%
10,995,000	Brinker International 5.7500%, 6/1/14	11,660,252
4,485,000	Darden Restaurants, Inc. 5.6250%, 10/15/12	4,592,582
		16,252,834
Semiconductor Components/Integrated Circuits — 0.6%
15,976,000	Maxim Integrated Products, Inc. 3.4500%, 6/14/13	16,405,067
Steel - Producers — 0.7%
11,085,000	ArcelorMittal 3.7500%, 2/25/15	11,265,386
7,156,000	ArcelorMittal 3.7500%, 8/5/15	7,268,929
2,760,000	Steel Dynamics, Inc. 7.7500%, 4/15/16	2,863,500
		21,397,815
Super-Regional Banks — 0.5%
3,300,000	PNC Funding Corp. 5.2500%, 11/15/15	3,668,874
10,125,000	SunTrust Banks, Inc. 3.5000%, 1/20/17	10,327,500
		13,996,374
Telephone - Integrated — 0.5%
981,000	AT&T, Inc. 4.9500%, 1/15/13	1,014,282
13,358,000	Qwest Communications International, Inc. 7.5000%, 2/15/14	13,424,790
		14,439,072
Transportation - Railroad — 0.1%
2,497,000	Union Pacific Corp. 5.4500%, 1/31/13	2,595,444
Transportation - Services — 0.8%
20,770,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	20,647,582
892,000	Fedex Corp. 7.3750%, 1/15/14	985,241
2,241,000	United Parcel Service, Inc. 3.8750%, 4/1/14	2,382,494
		24,015,317
Total Corporate Bonds (cost $2,065,501,344)		2,097,081,883
U.S. Treasury Notes/Bonds — 23.5%
U.S. Treasury Notes/Bonds:
29,254,000	0.6250%, 6/30/12	29,290,567
31,155,000	0.6250%, 12/31/12	31,253,574
45,940,000	1.3750%, 1/15/13	46,359,938
92,090,000	0.6250%, 2/28/13	92,428,154
66,113,000	1.7500%, 4/15/13	67,146,016
23,059,000	0.6250%, 4/30/13	23,155,387
4,400,000	1.1250%, 6/15/13	4,445,549
20,824,000	0.1250%, 9/30/13	20,771,128
10,857,000	0.2500%, 1/31/14	10,841,312
13,669,000	1.2500%, 2/15/14	13,900,197
200,791,000	0.2500%, 2/28/14	200,493,026
14,967,000	1.2500%, 3/15/14	15,228,923
1,765,000	0.5000%, 8/15/14	1,768,172
8,869,000	0.2500%, 9/15/14	8,827,422
10,857,000	0.2500%, 1/15/15	10,785,756
18,780,000	0.2500%, 2/15/15	18,645,009
30,086,000	0.3750%, 3/15/15	29,970,831
7,012,000	1.0000%, 9/30/16	7,035,553
44,997,000	1.0000%, 10/31/16	45,109,492
21,145,000	0.8750%, 2/28/17	20,996,330
Total U.S. Treasury Notes/Bonds (cost $696,771,533)		698,452,336
Short-Term Taxable Variable Rate Demand Note — 0%
1,020,000	California Infrastructure & Economic Development Bank 0.4400%, 4/1/24 ‡ (cost $1,020,000)	1,020,000
Money Market — 2.4%
71,506,827	Janus Cash Liquidity Fund LLC, 0% (cost $71,506,827)	71,506,827
Total Investments (total cost $2,938,426,897) – 100%		$2,971,752,246

Summary of Investments by Country – (Long Positions)

As of March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$34,665,182	1.2%
Belgium	359,145	0.0%
Canada	69,460,451	2.3%
Cayman Islands	10,027,620	0.3%
Chile	8,387,728	0.3%
France	24,997,662	0.9%
Luxembourg	47,315,258	1.6%
Netherlands	22,952,195	0.8%
New Zealand	4,128,340	0.1%
Singapore	5,672,287	0.2%
South Korea	8,756,479	0.3%
Sweden	27,909,779	0.9%
Switzerland	31,375,415	1.1%
United Kingdom	90,184,489	3.0%
United States††	2,585,560,216	87.0%
Total	$2,971,752,246	100.0%

†† Includes Cash Equivalents (84.6% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	United Liability Company

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Short-Term Bond Fund	$ 467,447,603	15.7%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$53,449,631	$-
Bank Loans	-	50,241,569	-
Corporate Bonds	-	2,097,081,883	-
U.S. Treasury Notes/Bonds	-	698,452,336	-
Short-Term Taxable Variable Rate Demand Note		1,020,000

Money Market	-	71,506,827	-

Total Investments in Securities	$-	$2,971,752,246	$ -

(a) Includes Fair Value Factors.

Janus World Allocation Fund(1)

Schedule of Investments (unaudited)

Shares		Value
Exchange - Traded Funds — 7.3%
Commodity — 4.6%
3,560	iShares S&P GSCI Commodity Indexed Trust (ETF)	$123,817
1,130	SPDR Gold Trust (ETF)*	183,218
Currency — 2.7%
7,300	WisdomTree Dreyfus Chinese Yuan Fund (ETF)	185,055
Total Exchange - Traded Funds (cost $466,746)		492,090
Mutual Funds(2) — 92.7%
Equity Funds — 66.5%
19,244	INTECH International Fund(3) - Class I Shares	137,403
11,417	INTECH U.S. Growth Fund(4) - Class I Shares	168,290
16,518	INTECH U.S. Value Fund(5) - Class I Shares	171,125
4,770	Janus Contrarian Fund - Class I Shares	67,827
2,715	Janus Forty Fund - Class I Shares	102,266
12,291	Janus Global Life Sciences Fund - Class I Shares	352,268
8,653	Janus Global Market Neutral Fund - Class I Shares	73,373
8,398	Janus Global Real Estate Fund - Class I Shares	77,937
55,867	Janus Global Select Fund - Class I Shares	637,995
19,688	Janus Global Technology Fund - Class I Shares	374,854
44,141	Janus International Equity Fund - Class I Shares	484,670
17,872	Janus Overseas Fund - Class I Shares	675,576
1,494	Janus Research Fund - Class I Shares	48,361
12,496	Janus Triton Fund - Class I Shares	230,177
43,353	Perkins Global Value Fund - Class I Shares	534,976
4,509	Perkins Large Cap Value Fund - Class I Shares	62,366
7,337	Perkins Mid Cap Value Fund - Class I Shares	162,891
5,602	Perkins Small Cap Value Fund - Class I Shares	123,631
		4,485,986
Fixed Income Funds — 26.2%
19,033	Janus Flexible Bond Fund - Class I Shares	203,085
110,646	Janus Global Bond Fund - Class I Shares	1,150,714
22,801	Janus High-Yield Fund - Class I Shares	206,345
66,301	Janus Short-Term Bond Fund - Class I Shares	204,208
		1,764,352
Total Mutual Funds (cost $5,509,124)		6,250,338
Total Investments (total cost $5,975,870) – 100%		$6,742,428

(1)	Formerly named Janus Dynamic Allocation Fund.
(2)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.
(3)	Formerly named INTECH Risk-Managed International Fund.
(4)	Formerly named INTECH Risk-Managed Growth Fund.
(5)	Formerly named INTECH Risk-Managed Value Fund.

Notes to Schedule of Investments (unaudited)

ETF	Exchange-Traded Fund

SPDR	Standard & Poor’s Depositary Receipt

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary

(as of March 31, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Exchange-Traded Funds	$ 492,090	$ -	$ -
Mutual Funds
Equity Funds	-	4,485,986	-
Fixed-Income Funds	-	1,764,352	-

Total Investments in Securities	$ 492,090	$ 6,250,338	$ -

Perkins Large Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount Value
Common Stock — 88.2%
Aerospace and Defense — 2.4%
14,200	General Dynamics Corp.	$ 1,041,996
29,000	Raytheon Co.	1,530,620
17,000	Rockwell Collins, Inc.	978,520
		3,551,136
Aerospace and Defense – Equipment — 0.4%
6,500	United Technologies Corp.	539,110
Agricultural Chemicals — 0.8%
21,000	Mosaic Co.*	1,161,090
Applications Software — 1.3%
62,000	Microsoft Corp.	1,999,500
Beverages - Non-Alcoholic — 1.8%
24,000	Dr. Pepper Snapple Group, Inc.	965,040
26,500	PepsiCo, Inc.	1,758,275
		2,723,315
Brewery — 1.0%
32,000	Molson Coors Brewing Co. - Class B	1,448,000
Cable/Satellite Television — 0.7%
37,000	Comcast Corp. - Class A	1,110,370
Cellular Telecommunications — 1.9%
100,000	Vodafone Group PLC (ADR)	2,767,000
Commercial Services - Finance — 0.8%
71,000	Western Union Co.	1,249,600
Computer Services — 0.7%
6,500	Accenture PLC - Class A (U.S. Shares)	419,250
3,000	International Business Machines Corp.	625,950
		1,045,200
Computers - Memory Devices — 0.6%
20,500	NetApp, Inc.*	917,785
Cosmetics and Toiletries — 1.0%
23,000	Procter & Gamble Co.	1,545,830
Diversified Banking Institutions — 2.1%
5,500	Goldman Sachs Group, Inc.	684,035
54,000	JPMorgan Chase & Co.	2,482,920
		3,166,955
Diversified Minerals — 0.4%
15,000	Teck Resources, Ltd. - Class B	534,900
Diversified Operations — 2.3%
79,000	General Electric Co.	1,585,530
32,000	Tyco International, Ltd. (U.S. Shares)	1,797,760
		3,383,290
Electric - Integrated — 2.5%
18,100	Entergy Corp.	1,216,320
35,000	Exelon Corp.	1,372,350
40,000	PPL Corp.	1,130,400
		3,719,070
Electronic Components – Semiconductors — 1.2%
19,000	Altera Corp.	756,580
36,500	Intel Corp.	1,026,015
		1,782,595
Engineering - Research and Development Services — 1.4%
16,000	Jacobs Engineering Group, Inc.*	709,920
19,000	KBR, Inc.	675,450
18,000	URS Corp.	765,360
		2,150,730
Enterprise Software/Services — 0.5%
25,500	Oracle Corp.	743,580
Fiduciary Banks — 1.5%
50,000	State Street Corp.	2,275,000
Finance - Credit Card — 0.8%
35,000	Discover Financial Services	1,166,900
Finance - Other Services — 0.5%
2,500	CME Group, Inc.	723,325
Food - Miscellaneous/Diversified — 1.6%
19,400	General Mills, Inc.	765,330
47,000	Unilever PLC (ADR)	1,553,350
		2,318,680
Food - Retail — 0.5%
30,000	Kroger Co.	726,900
Food - Wholesale/Distribution — 0.5%
24,000	Sysco Corp.	716,640
Gold Mining — 1.1%
36,000	Goldcorp, Inc. (U.S. Shares)	1,622,160
Instruments - Controls — 0.5%
12,500	Honeywell International, Inc.	763,125
Instruments - Scientific — 0.9%
23,000	Thermo Fisher Scientific, Inc.	1,296,740
Internet Security — 0.8%
62,000	Symantec Corp.*	1,159,400
Investment Management and Advisory Services — 2.4%
27,000	Ameriprise Financial, Inc.	1,542,510
9,500	Franklin Resources, Inc.	1,178,285
29,500	Invesco, Ltd.	786,765
		3,507,560
Machinery - Farm — 0.5%
9,000	Deere & Co.	728,100
Medical - Biomedical and Genetic — 1.8%
12,500	Amgen, Inc.	849,875
19,000	Gilead Sciences, Inc.*	928,150
20,000	Life Technologies Corp.*	976,400
		2,754,425
Medical - Drugs — 7.4%
45,000	Abbott Laboratories	2,758,050
19,500	Johnson & Johnson	1,286,220
61,000	Merck & Co., Inc.	2,342,400
47,000	Novartis A.G. (ADR)	2,604,270
88,000	Pfizer, Inc.	1,994,080
		10,985,020
Medical - Generic Drugs — 0.8%
26,000	Teva Pharmaceutical Industries, Ltd. (ADR)	1,171,560
Medical - HMO — 0.8%
17,000	WellPoint, Inc.	1,254,600
Medical - Wholesale Drug Distributors — 0.5%
8,000	McKesson Corp.	702,160
Medical Instruments — 1.0%
15,000	Medtronic, Inc.	587,850
21,000	St. Jude Medical, Inc.	930,510
		1,518,360
Medical Labs and Testing Services — 0.8%
12,500	Laboratory Corp. of America Holdings*	1,144,250
Medical Products — 2.4%
17,000	Becton, Dickinson and Co.	1,320,050
27,000	Covidien PLC (U.S. Shares)	1,476,360
12,500	Zimmer Holdings, Inc.	803,500
		3,599,910
Metal - Aluminum — 0.5%
75,000	Alcoa, Inc.	751,500
Metal - Copper — 0.6%
23,000	Freeport-McMoRan Copper & Gold, Inc.	874,920
Multi-Line Insurance — 1.3%
60,000	Allstate Corp.	1,975,200
Multimedia — 1.5%
31,000	Time Warner, Inc.	1,170,250
24,500	Walt Disney Co.	1,072,610
		2,242,860
Networking Products — 0.9%
61,000	Cisco Systems, Inc.	1,290,150
Non-Hazardous Waste Disposal — 0.5%
26,000	Republic Services, Inc.	794,560
Oil - Field Services — 0.4%
8,000	Schlumberger, Ltd. (U.S. Shares)	559,440
Oil and Gas Drilling — 0.5%
15,000	Ensco PLC (ADR)	793,950
Oil Companies - Exploration and Production — 6.2%
12,500	Anadarko Petroleum Corp.	979,250
4,000	Apache Corp.	401,760
20,500	Devon Energy Corp.	1,457,960
25,000	EQT Corp.	1,205,250
1	Lone Pine Resources, Inc.*	6
12,500	Noble Energy, Inc.	1,222,250
9,000	Occidental Petroleum Corp.	857,070
18,000	Plains Exploration & Production Co.*	767,700
35,500	QEP Resources, Inc.	1,082,750
18,000	Southwestern Energy Co.*	550,800
54,000	Talisman Energy, Inc.	680,400
		9,205,196
Oil Companies - Integrated — 2.5%
9,000	Chevron Corp.	965,160
12,500	Exxon Mobil Corp.	1,084,125
28,500	Hess Corp.	1,680,075
		3,729,360
Pipelines — 0.5%
14,000	Enterprise Products Partners L.P.	706,580
Property and Casualty Insurance — 1.2%
31,000	Travelers Cos., Inc.	1,835,200
Publishing - Books — 0.7%
40,500	Reed Elsevier N.V. (ADR)	1,033,965
Reinsurance — 3.1%
28,000	Berkshire Hathaway, Inc. - Class B*	2,272,200
12,500	Everest Re Group, Ltd.	1,156,500
17,000	PartnerRe, Ltd.	1,154,130
		4,582,830
REIT - Diversified — 1.2%
81,000	Weyerhaeuser Co.	1,775,520
Retail - Discount — 1.2%
16,000	Target Corp.	932,320
14,500	Wal-Mart Stores, Inc.	887,400
		1,819,720
Retail - Drug Store — 1.3%
19,500	CVS Caremark Corp.	873,600
34,000	Walgreen Co.	1,138,660
		2,012,260
Retail - Office Supplies — 0.6%
60,000	Staples, Inc.	970,800
Retail - Regional Department Stores — 1.0%
30,000	Kohl's Corp.	1,500,900
Savings/Loan/Thrifts — 0.5%
79,000	First Niagara Financial Group, Inc.	777,360
Semiconductor Components/Integrated Circuits — 1.3%
30,000	Analog Devices, Inc.	1,212,000
11,000	QUALCOMM, Inc.	748,220
		1,960,220
Semiconductor Equipment — 1.1%
128,000	Applied Materials, Inc.	1,592,320
Super-Regional Banks — 5.1%
94,000	Fifth Third Bancorp	1,320,700
38,000	PNC Financial Services Group, Inc.	2,450,620
41,000	U.S. Bancorp	1,298,880
72,500	Wells Fargo & Co.	2,475,150
		7,545,350
Telephone - Integrated — 3.1%
79,500	AT&T, Inc.	2,482,785
34,000	CenturyLink, Inc.	1,314,100
21,500	Verizon Communications, Inc.	821,945
		4,618,830
Transportation - Services — 0.5%
7,500	FedEx Corp.	689,700
Total Common Stock (cost $115,668,262)		131,312,562
Repurchase Agreement — 11.8%
17,526,000	ING Financial Markets LLC, 0.0600%, dated 3/30/12, maturing 4/2/12, to be repurchased at $17,911,090, collateralized by $899,260 in a U.S. Government Agency 0.2500%, 4/18/13 and $16,531,389 in U.S. Treasuries 0.0000%-4.8750%, 5/24/12-2/15/39, with respective values of $899,671 and $17,369,614 (cost $17,526,000)	17,526,000
Total Investments (total cost $133,194,262) – 100%		$ 148,838,562

Summary of Investments by Country – (Long Positions)

March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$3,097,395	2.1%
Canada	2,837,460	1.9%
Curacao	559,440	0.4%
Ireland	1,895,610	1.3%
Israel	1,171,560	0.8%
Netherlands	1,033,965	0.7%
Switzerland	4,402,030	2.9%
United Kingdom	5,114,300	3.4%
United States††	128,726,802	86.5%
Total	$148,838,562	100.0%

†† Includes Cash Equivalents (74.7% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$—	$2,767,000	$—
Food – Miscellaneous/Diversified	765,330	1,553,350	—
Medical - Drugs	8,380,750	2,604,270	—
Medical – Generic Drugs	—	1,171,560	—
Oil and Gas Drilling	—	793,950	—
Publishing - Books	—	1,033,965	—
All Other	112,242,387	—	—

Repurchase Agreements	—	17,526,000	—
Total Investments	$121,388,467	$27,450,095	$—

(a)	Includes Fair Value Factors.

Perkins Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount	Value

Common Stock — 90.4%
Aerospace and Defense — 1.6%
900,000	General Dynamics Corp.	$ 66,042,000
1,500,000	Raytheon Co.	79,170,000
1,400,000	Rockwell Collins, Inc.	80,584,000
		225,796,000
Agricultural Chemicals — 0.7%
1,800,000	Mosaic Co.*	99,522,000
Applications Software — 1.1%
2,800,000	Microsoft Corp.**	90,300,000
2,500,000	Progress Software Corp.*	59,050,000
		149,350,000
Automotive - Truck Parts and Equipment - Original — 1.1%
2,300,600	Lear Corp.	106,954,894
1,100,000	TRW Automotive Holdings Corp.*	51,095,000
		158,049,894
Beverages - Non-Alcoholic — 0.4%
1,400,000	Dr. Pepper Snapple Group, Inc.	56,294,000
Brewery — 1.1%
3,500,000	Molson Coors Brewing Co. - Class B	158,375,000
Building - Residential and Commercial — 0.4%
2,200,270	M.D.C. Holdings, Inc. £	56,744,963
Cellular Telecommunications — 1.3%
6,800,485	Vodafone Group PLC (ADR)	188,169,420
Chemicals - Diversified — 0.5%
650,571	FMC Corp.	68,869,446
Commercial Banks — 0.5%
5,644,653	TCF Financial Corp.	67,114,924
Commercial Services - Finance — 1.8%
1,900,000	Global Payments, Inc.	90,193,000
9,500,000	Western Union Co.	167,200,000
		257,393,000
Computer Software — 0.2%
575,000	Akamai Technologies, Inc.*	21,102,500
Computers - Memory Devices — 0.5%
1,400,000	NetApp, Inc.*	62,678,000
Containers - Paper and Plastic — 0.2%
1,000,055	Packaging Corp. of America	29,591,627
Dental Supplies and Equipment — 0.4%
1,603,800	Patterson Cos., Inc.	53,566,920
Diversified Minerals — 0.3%
1,100,000	Teck Resources, Ltd. - Class B	39,226,000
Diversified Operations — 1.2%
3,000,567	Tyco International, Ltd. (U.S. Shares)	168,571,854
Electric - Integrated — 3.0%
1,401,900	Entergy Corp.	94,207,680
3,877,365	Exelon Corp.	152,031,482
700,000	PG&E Corp.	30,387,000
5,000,000	PPL Corp.	141,300,000
		417,926,162
Electronic Components - Miscellaneous — 0.5%
1,400,000	Garmin, Ltd.	65,730,000
Electronic Components – Semiconductors — 1.2%
1,000,000	Altera Corp.	39,820,000
4,100,200	QLogic Corp.*, £	72,819,552
1,900,000	Semtech Corp.*	54,074,000
		166,713,552
Electronic Connectors — 0.3%
600,000	Thomas & Betts Corp.*	43,146,000
Electronic Forms — 0.3%
1,100,000	Adobe Systems, Inc.*	37,741,000
Electronic Parts Distributors — 0.7%
1,700,000	Tech Data Corp.*, £	92,242,000
Engineering - Research and Development Services — 2.5%
2,800,000	Jacobs Engineering Group, Inc.*	124,236,000
2,450,000	KBR, Inc.	87,097,500
3,255,182	URS Corp. £	138,410,339
		349,743,839
Enterprise Software/Services — 0.4%
1,999,975	Oracle Corp.	58,319,271
Fiduciary Banks — 1.5%
4,500,000	State Street Corp.	204,750,000
Finance - Credit Card — 1.1%
4,400,000	Discover Financial Services	146,696,000
Finance - Investment Bankers/Brokers — 0.2%
900,212	Raymond James Financial, Inc.	32,884,744
Finance - Other Services — 0.5%
250,000	CME Group, Inc.	72,332,500
Food - Miscellaneous/Diversified — 0.9%
3,800,000	Unilever PLC (ADR)	125,590,000
Food - Retail — 0.6%
1,700,000	Kroger Co.	41,191,000
2,200,835	Safeway, Inc.	44,478,875
		85,669,875
Food - Wholesale/Distribution — 0.7%
3,300,000	Sysco Corp.	98,538,000
Gas - Transportation — 0.3%
1,000,000	AGL Resources, Inc.	39,220,000
Gold Mining — 2.0%
7,300,000	Eldorado Gold Corp.	100,302,000
3,400,000	Goldcorp, Inc. (U.S. Shares)	153,204,000
600,000	Newmont Mining Corp.	30,762,000
		284,268,000
Instruments - Scientific — 1.5%
2,100,000	PerkinElmer, Inc.	58,086,000
2,600,000	Thermo Fisher Scientific, Inc.	146,588,000
		204,674,000
Internet Security — 1.0%
7,200,000	Symantec Corp.*	134,640,000
Intimate Apparel — 0.4%
900,000	Warnaco Group, Inc.*	52,560,000
Investment Management and Advisory Services — 2.4%
2,625,014	Ameriprise Financial, Inc.	149,967,050
900,000	Franklin Resources, Inc.	111,627,000
2,600,030	Invesco, Ltd.	69,342,800
		330,936,850
Leisure & Recreation Products — 0.4%
2,200,000	WMS Industries, Inc.*, £	52,206,000
Machinery - Farm — 0.5%
800,000	Deere & Co.	64,720,000
Machinery - General Industrial — 0.6%
3,000,000	Babcock & Wilcox Co.*	77,250,000
Medical - Biomedical and Genetic — 1.7%
1,700,000	Charles River Laboratories International, Inc.*	61,353,000
2,600,000	Life Technologies Corp.*	126,932,000
1,800,000	Myriad Genetics, Inc.*	42,588,000
		230,873,000
Medical - Drugs — 1.5%
1,400,000	Forest Laboratories, Inc.*	48,566,000
2,800,000	Novartis A.G. (ADR)	155,148,000
		203,714,000
Medical - Generic Drugs — 0.7%
2,300,555	Teva Pharmaceutical Industries, Ltd. (ADR)	103,663,008
Medical - HMO — 0.9%
1,100,000	Health Net, Inc.*	43,692,000
1,100,000	WellPoint, Inc.	81,180,000
		124,872,000
Medical - Wholesale Drug Distributors — 0.7%
1,150,480	McKesson Corp.	100,977,630
Medical Instruments — 0.7%
2,100,000	St. Jude Medical, Inc.	93,051,000
Medical Labs and Testing Services — 1.6%
2,000,000	Covance, Inc.*	95,260,000
1,400,000	Laboratory Corp. of America Holdings*	128,156,000
		223,416,000
Medical Products — 1.9%
1,100,400	Becton, Dickinson and Co.	85,446,060
1,750,500	Covidien PLC (U.S. Shares)	95,717,340
1,400,815	Zimmer Holdings, Inc.	90,044,388
		271,207,788
Medical Sterilization Products — 0.6%
2,800,000	STERIS Corp.	88,536,000
Metal - Aluminum — 0.3%
4,500,000	Alcoa, Inc.	45,090,000
Metal - Copper — 0.5%
1,950,000	Freeport-McMoRan Copper & Gold, Inc.	74,178,000
Metal Processors and Fabricators — 0.3%
1,551,349	Kaydon Corp.£	39,574,913
Motion Pictures and Services — 0.3%
1,166,810	Dolby Laboratories, Inc. - Class A*	44,408,789
Multi-Line Insurance — 1.6%
5,500,600	Allstate Corp.	181,079,752
4,600,000	Old Republic International Corp.	48,530,000
		229,609,752
Multimedia — 0.6%
1,700,000	Viacom, Inc. - Class B	80,682,000
Networking Products — 1.4%
5,400,800	Cisco Systems, Inc.	114,226,920
4,100,000	Polycom, Inc.*	78,187,000
		192,413,920
Non-Hazardous Waste Disposal — 0.7%
3,200,000	Republic Services, Inc.	97,792,000
Oil - Field Services — 0.5%
600,000	CARBO Ceramics, Inc.	63,270,000
Oil and Gas Drilling — 0.6%
1,600,000	Ensco PLC (ADR)	84,688,000
Oil Companies - Exploration and Production — 6.7%
1,000,000	Anadarko Petroleum Corp.	78,340,000
1,400,000	Bill Barrett Corp.*	36,414,000
1,400,000	Devon Energy Corp.	99,568,000
2,100,000	EQT Corp.	101,241,000
8,700,000	Exco Resources, Inc.	57,681,000
4,200,000	Forest Oil Corp.*	50,904,000
2,684,922	Lone Pine Resources, Inc.*	17,451,993
1,050,000	Noble Energy, Inc.	102,669,000
1,050,270	Plains Exploration & Production Co.*	44,794,016
4,800,000	QEP Resources, Inc.	146,400,000
1,650,000	Southwestern Energy Co.*	50,490,000
2,600,000	Talisman Energy, Inc.	32,760,000
1,100,870	Whitting Petroleum Corp.*	59,777,241
3,400,000	WPX Energy, Inc.	61,234,000
		939,724,250
Oil Companies - Integrated — 1.0%
2,300,000	Hess Corp.	135,585,000
Oil Field Machinery and Equipment — 0.2%
400,000	National Oilwell Varco, Inc.	31,788,000
Pipelines — 0.8%
1,400,000	Plains All American Pipeline L.P.	109,830,000
Property and Casualty Insurance — 0.9%
2,100,000	Travelers Cos., Inc.	124,320,000
Publishing - Books — 0.9%
14,500,000	Reed Elsevier PLC	128,704,400
Reinsurance — 2.9%
600,000	Berkshire Hathaway, Inc. - Class B*	48,690,000
1,800,000	Everest Re Group, Ltd.	166,536,000
1,400,000	PartnerRe, Ltd.	95,046,000
1,500,015	Reinsurance Group of America, Inc.	89,205,892
		399,477,892
REIT - Apartments — 1.1%
300,000	AvalonBay Communities, Inc.	42,405,000
900,000	BRE Properties, Inc.	45,495,000
1,000,000	Mid-America Apartment Communities, Inc.	67,030,000
		154,930,000
REIT - Diversified — 2.2%
800,120	Liberty Property Trust	28,580,286
2,050,300	Potlatch Corp.£	64,256,402
1,800,000	Rayonier, Inc.	79,362,000
6,200,000	Weyerhaeuser Co.	135,904,000
		308,102,688
REIT - Hotels — 0.4%
3,300,000	Host Hotels & Resorts, Inc.	54,186,000
REIT - Mortgage — 0.4%
1,200,000	Annaly Capital Management, Inc.	18,984,000
3,800,000	Redwood Trust, Inc.	42,560,000
		61,544,000
REIT - Office Property — 1.8%
950,244	Alexandria Real Estate Equities, Inc.	69,491,344
800,000	Boston Properties, Inc.	83,992,000
900,000	Corporate Office Properties Trust	20,889,000
2,600,000	Mack-Cali Realty Corp.	74,932,000
		249,304,344
REIT - Regional Malls — 0.4%
800,000	Taubman Centers, Inc.	58,360,000
REIT - Storage — 0.4%
421,825	Public Storage	58,283,560
REIT - Warehouse and Industrial — 0.4%
1,500,000	ProLogis, Inc.	54,030,000
Retail - Apparel and Shoe — 1.3%
900,000	Abercrombie & Fitch Co. - Class A	44,649,000
3,800,000	American Eagle Outfitters, Inc.	65,322,000
2,100,000	Guess?, Inc.	65,625,000
		175,596,000
Retail - Consumer Electronics — 0.2%
5,300,000	RadioShack Corp.£	32,966,000
Retail - Drug Store — 0.9%
1,200,000	CVS Caremark Corp.	53,760,000
2,300,000	Walgreen Co.	77,027,000
		130,787,000
Retail - Office Supplies — 0.8%
6,700,000	Staples, Inc.	108,406,000
Retail - Regional Department Stores — 1.5%
3,200,000	Kohl's Corp.	160,096,000
1,400,000	Macy's, Inc.	55,622,000
		215,718,000
Savings/Loan/Thrifts — 1.7%
14,000,000	First Niagara Financial Group, Inc.	137,760,000
5,800,000	Washington Federal, Inc.£	97,556,000
		235,316,000
Semiconductor Components/Integrated Circuits — 1.3%
3,400,000	Analog Devices, Inc.	137,360,000
725,315	QUALCOMM, Inc.	49,335,926
		186,695,926
Semiconductor Equipment — 0.9%
9,900,000	Applied Materials, Inc.	123,156,000
Super-Regional Banks — 2.3%
7,800,000	Fifth Third Bancorp	109,590,000
2,200,000	PNC Financial Services Group, Inc.	141,878,000
3,100,000	SunTrust Banks, Inc.	74,927,000
		326,395,000
Telephone - Integrated — 0.9%
3,300,000	CenturyLink, Inc.	127,545,000
Textile-Home Furnishings — 0.4%
800,000	Mohawk Industries, Inc.*	53,208,000
Tools - Hand Held — 0.8%
800,000	Snap-on, Inc.	48,776,000
800,000	Stanley Black & Decker, Inc.	61,568,000
		110,344,000
Toys — 0.4%
1,400,400	Hasbro, Inc.	51,422,688
Transportation - Marine — 0.5%
600,000	Kirby Corp.*	39,474,000
600,000	Tidewater, Inc.	32,412,000
		71,886,000
Transportation - Railroad — 1.2%
2,800,000	CSX Corp.	60,256,000
601,700	Kansas City Southern	43,135,873
600,000	Union Pacific Corp.	64,488,000
		167,879,873
Transportation - Truck — 0.3%
850,000	J.B. Hunt Transport Services, Inc.	46,214,500
X-Ray Equipment — 0.6%
4,200,000	Hologic, Inc.*	90,510,000
Total Common Stock (cost $10,842,950,803)		12,613,147,262
Purchased Options - Puts — 0.1%
19,325	iShares Russell 2000 Index Fund (ETF) expires April 2012 exercise price $77.00	603,130
61,600	iShares Russell 2000 Index Fund (ETF)** expires June 2012 exercise price $77.00	10,237,452
22,880	iShares Russell 2000 Index Fund (ETF)** expires June 2012 exercise price $80.00	5,618,472
17,310	iShares Russell 2000 Index Fund (ETF)** expires June 2012 exercise price $81.00	4,825,015
Total Purchased Options - Puts (premiums paid $43,181,039)		21,284,069
Repurchase Agreements — 9.5%
$ 350,000,000	Credit Agricole, New York Branch, 0.0600%, dated 3/30/12, maturing 4/2/12, to be repurchased at $350,001,750, collateralized by $342,092,975, in U.S. Treasuries, 0.6250% - 4.1250%, 1/31/13 - 8/15/21 with a value of $357,000,008	350,000,000
50,000,000	Deutsche Bank Securities, Inc., 0.0500%, dated 3/30/12, maturing 4/2/12, to be repurchased at $50,000,208, collateralized by $49,761,100 in U.S. Treasuries, 1.5000%-2.3750%, 2/28/15-8/31/18 with a value of $51,000,031	50,000,000
100,000,000	HSBC Securities (USA), Inc., 0.0600%, dated 3/30/12, maturing 4/2/12, to be repurchased at $100,000,500, collateralized by $101,093,333, in a U.S. Treasury, 0.7500%, 3/31/13, with a value of $102,003,119	100,000,000
269,819,000	ING Financial Markets LLC, 0.0600%, dated 3/30/12, maturing 4/2/12, to be repurchased at $269,820,349, collateralized by $13,546,835 in a U.S. Government Agency 0.2500%, 4/18/13 and $249,035,946 in U.S. Treasuries 0.0000%-4.8750%, 5/24/12-2/15/39, with respective values of $13,553,027 and $261,663,326	269,819,000
550,000,000	RBC Capital Markets Corp., 0.0300%, dated 3/30/12, maturing 4/2/12, to be repurchased at $550,001,375, collateralized by $566,453,525 in U.S. Treasuries, 0.0000%-3.0000%, 4/15/12-2/15/42 with a value of $561,000,052	550,000,000
Total Repurchase Agreements (cost $1,319,819,000)		1,319,819,000
Total Investments (total cost $12,205,950,842) – 100%		$ 13,954,250,331

Summary of Investments by Country – (Long Positions)

March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$330,924,800	2.4%
Canada	325,492,000	2.3%
Ireland	95,717,340	0.7%
Israel	103,663,008	0.7%
Switzerland	389,449,854	2.8%
United Kingdom	527,151,820	3.8%
United States††	12,181,851,509	87.3%
Total	$13,954,250,331	100.0%

†† Includes Cash Equivalents (77.8% excluding Cash Equivalents).

Schedule of Written Options – Puts
iShares Russell 2000 Index Fund (ETF) expires June 2012 61,600 contracts exercise price $69.00	$ (3,413,034)
iShares Russell 2000 Index Fund (ETF) expires June 2012 22,880 contracts exercise price $72.00	(1,925,039)
iShares Russell 2000 Index Fund (ETF) expires June 2012 17,310 contracts exercise price $73.00	(1,678,874)
Total Schedule of Written Options - Puts (premiums received $16,008,100)	$(7,016,947)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

£	The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended March 31, 2012.

	Purchases Shares	Purchases Shares	Sales Shares	Sales Cost	Realized Gain/(Loss)	Dividend Income	Value at 3/31/12
Perkins Mid Cap Value Fund
Kaydon Corp.(1)	79,049	$ 2,260,273	427,700	$15,628,676	$16,985	$17,299,704	$ N/A
M.D.C Holdings, Inc. (1)	-	-	500,000	14,423,264	(3,328,170)	1,950,203	N/A
Potlach Corp.	-	-	-	-	-	2,316,839	64,256,402
QLogic Corp. *,(1)	-	-	1,400,000	25,334,384	(3,605,987)	-	N/A
RadioShack Corp.	600,000	7,582,199	500,000	8,073,205	(4,820,323)	3,625,000	32,966,000
Tech Data Corp. *,(1)	-	-	850,000	37,835,937	2,017,662	-	N/A
URS Corp. (1)	456,000	15,347,444	1,700,818	74,713,518	(5,816,523)	700,761	N/A
Washington Federal, Inc.	-	-	-	-	-	1,160,000	97,556,000
WMS Industries, Inc. *,(1)	1,000,000	19,229,896	1,100,000	35,574,474	(10,781,677)	-	N/A

		$ 44,419,812		$ 211,583,458	$ (26,318,033)	$ 27,052,507	$ 194,778,402

(1)	Company was no longer an affiliate as of March 31, 2012.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$—	$188,169,420	$—
Commercial Services - Finance	167,200,000	90,193,000	—
Food – Miscellaneous/Diversified	—	125,590,000	—
Medical Drugs	48,566,000	155,148,000	—
Medical – Generic Drugs	—	103,663,008	—
Oil and Gas Drilling	—	84,688,000	—
All Other	11,649,929,834	—	—

Repurchase Agreements	—	1,319,819,000	—
Total Investments	$11,865,695,834	$2,067,270,428	$—
Investments in Purchased Options:	$—	$21,284,069	$—
Other Financial Instruments(b):	$—	$(7,016,947)	$—
(a)	Includes Fair Value Factors.
(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Fund	Aggregate Value
Perkins Mid Cap Value Fund	$ 20,696,831

Perkins Select Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount Value
Common Stock — 80.9%
Aerospace and Defense — 1.3%
4,000	General Dynamics Corp.	$ 293,520
11,000	Raytheon Co.	580,580
		874,100
Agricultural Chemicals — 1.3%
16,000	Mosaic Co.*	884,640
Applications Software — 2.3%
15,000	Microsoft Corp.	483,750
46,000	Progress Software Corp.*	1,086,520
		1,570,270
Beverages - Non-Alcoholic — 1.7%
28,000	Dr. Pepper Snapple Group, Inc.	1,125,880
Building - Heavy Construction — 1.1%
76,000	Sterling Construction Co., Inc.*	741,000
Cellular Telecommunications — 3.3%
80,000	SK Telecom Co., Ltd. (ADR)	1,112,800
40,000	Vodafone Group PLC (ADR)	1,106,800
		2,219,600
Circuit Boards — 0.7%
40,000	TTM Technologies, Inc.*	459,600
Commercial Banks — 2.7%
100,000	Fulton Financial Corp.	1,050,000
46,000	Univest Corp. of Pennsylvania	771,880
		1,821,880
Commercial Services - Finance — 2.0%
12,000	Global Payments, Inc.	569,640
42,000	Western Union Co.	739,200
		1,308,840
Computers - Integrated Systems — 0.7%
12,000	Diebold, Inc.	462,240
Dental Supplies and Equipment — 1.5%
30,000	Patterson Cos., Inc.	1,002,000
Diversified Operations — 1.7%
140,000	Orkla A.S.A.	1,108,526
Electronic Components – Semiconductors — 0.4%
10,000	Semtech Corp.*	284,600
Engineering - Research and Development Services — 1.9%
9,000	KBR, Inc.	319,950
28,000	Michael Baker Corp.*	667,800
7,000	URS Corp.	297,640
		1,285,390
Engines - Internal Combustion — 1.4%
54,000	Briggs & Stratton Corp.	968,220
Enterprise Software/Services — 1.5%
64,000	Omnicell, Inc.*	973,440
Fiduciary Banks — 1.2%
17,000	State Street Corp.	773,500
Finance - Credit Card — 0.9%
18,000	Discover Financial Services	600,120
Footwear and Related Apparel — 0.8%
14,000	Wolverine World Wide, Inc.	520,520
Gold Mining — 1.3%
20,000	Goldcorp, Inc. (U.S. Shares)	901,200
Golf — 0.5%
50,000	Callaway Golf Co.	338,000
Instruments - Scientific — 0.7%
8,000	Thermo Fisher Scientific, Inc.	451,040
Internet Security — 1.8%
64,000	Symantec Corp.*	1,196,800
Investment Management and Advisory Services — 1.3%
7,000	Ameriprise Financial, Inc.	399,910
4,000	Franklin Resources, Inc.	496,120
		896,030
Medical - Biomedical and Genetic — 1.5%
20,000	Gilead Sciences, Inc.*	977,000
Medical - Drugs — 5.4%
20,000	Abbott Laboratories	1,225,800
17,000	Forest Laboratories, Inc.*	589,730
18,000	Merck & Co., Inc.	691,200
20,000	Novartis A.G. (ADR)	1,108,200
		3,614,930
Medical - Generic Drugs — 1.2%
18,000	Teva Pharmaceutical Industries, Ltd. (ADR)	811,080
Medical Instruments — 0.9%
14,000	St. Jude Medical, Inc.	620,340
Medical Labs and Testing Services — 4.9%
24,000	Covance, Inc.*	1,143,120
26,000	ICON PLC (ADR)*	551,720
17,000	Laboratory Corp. of America Holdings*	1,556,180
		3,251,020
Medical Products — 3.1%
8,000	Becton, Dickinson and Co.	621,200
12,000	Covidien PLC (U.S. Shares)	656,160
11,000	PSS World Medical, Inc.*	278,740
8,000	Zimmer Holdings, Inc.	514,240
		2,070,340
Medical Sterilization Products — 0.4%
8,000	STERIS Corp.	252,960
Metal - Copper — 0.8%
14,000	Freeport-McMoRan Copper & Gold, Inc.	532,560
Metal Processors and Fabricators — 0.4%
10,000	Kaydon Corp.	255,100
Multi-Line Insurance — 3.0%
14,000	Allstate Corp.	460,880
50,000	Kemper Corp.	1,514,000
		1,974,880
Oil - Field Services — 1.1%
40,000	PAA Natural Gas Storage L.P.	760,000
Oil Companies - Exploration and Production — 4.8%
12,000	Bill Barrett Corp.*	312,120
10,000	Devon Energy Corp.	711,200
72,000	Lone Pine Resources, Inc.*	468,000
44,000	QEP Resources, Inc.	1,342,000
20,000	WPX Energy, Inc.	360,200
		3,193,520
Oil Companies - Integrated — 1.2%
14,000	Hess Corp.	825,300
Property and Casualty Insurance — 0.5%
6,000	Travelers Cos., Inc.	355,200
Real Estate Operating/Development — 1.3%
45,000	St. Joe Co.*	855,450
Reinsurance — 1.0%
7,000	Everest Re Group, Ltd.	647,640
REIT - Diversified — 2.8%
36,000	Potlatch Corp.	1,128,240
34,000	Weyerhaeuser Co.	745,280
		1,873,520
REIT - Mortgage — 1.1%
65,000	Redwood Trust, Inc.	728,000
Retail - Apparel and Shoe — 0.5%
18,000	American Eagle Outfitters, Inc.	309,420
Retail - Leisure Products — 0.6%
48,000	MarineMax, Inc.*	395,040
Retail - Regional Department Stores — 1.2%
16,000	Kohl's Corp.	800,480
Savings/Loan/Thrifts — 3.3%
160,000	First Niagara Financial Group, Inc.	1,574,400
56,000	Rockville Financial, Inc.	652,400
		2,226,800
Semiconductor Equipment — 1.8%
95,000	Applied Materials, Inc.	1,181,800
Super-Regional Banks — 2.4%
60,000	Fifth Third Bancorp	843,000
12,000	PNC Financial Services Group, Inc.	773,880
		1,616,880
Water — 1.7%
75,000	Suez Environment Co.*	1,150,138
Total Common Stock (cost $49,073,715)		54,046,834
Corporate Bond — 2.2%
Oil Companies - Exploration and Production — 2.2%
$ 1,457,000	Lone Pine Resources (144A)§ (cost $1,492,826)	1,486,140
Preferred Stock — 1.0%
Savings/Loan/Thrifts — 1.0%
25,000	First Niagara Financial Group, Inc. (cost $683,850)	689,250
Repurchase Agreement — 15.9%
$ 10,600,000	HSBC Securities (USA), Inc., 0.0600%, dated 3/30/12, maturing 4/2/12 to be repurchased at $10,600,053, collateralized by $10,715,893 in U.S. Treasuries 0.7500%, 3/31/13, with a value of $10,812,331 (cost $10,600,000)	10,600,000
Total Investments (total cost $61,850,391) – 100%		$ 66,822,224

Summary of Investments by Country – (Long Positions)

March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$ 647,640	1.0%
Canada	2,387,340	3.6%
France	1,150,138	1.7%
Ireland	1,207,880	1.8%
Israel	811,080	1.2%
Norway	1,108,526	1.7%
South Korea	1,112,800	1.7%
Switzerland	1,108,200	1.6%
United Kingdom	1,106,800	1.6%
United States††	56,181,820	84.1%
Total	$ 66,822,224	100.0%

†† Includes Cash Equivalents (68.2% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2012)

				Value as a % of
	Acquisition	Acquisition		Investment
	Date	Cost	Value	Securities
Perkins Select Value Fund Lone Pine Resources	2/10/12 – 2/28/12	$ 1,493,378	$ 1,496,247	2.2%
		$ 1,493,378	$1,496,247	2.2%

The Fund has registration rights for certain restricted securities held as of March 31, 2012. The issuer incurs all registration costs.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2012 is indicated in the table below:

Fund	Value	Value as a % of Investment Securities
Perkins Select Value Fund	$ 1,486,140	2.2%

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$—	$2,219,600	$—
Commercial Services - Finance	739,200	569,640	—
Medical Drugs	2,506,730	1,108,200	—
Medical – Generic Drugs	—	811,080	—
Medical Labs and Testing Services	2,699,300	551,720	—
All Other	42,841,364	—	—

Corporate Bond	—	1,486,140	—

Preferred Stock	—	689,250	—

Repurchase Agreements	—	10,600,000	—
Total Investments	$48,786,594	$18,035,630	$—
(a)	Includes Fair Value Factors.

Perkins Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount	Value

Common Stock — 84.4%
Applications Software — 0.8%
1,000,000	Progress Software Corp.*	$ 23,620,000
Automotive - Truck Parts and Equipment - Original — 0.8%
1,600,000	Dana Holding Corp.	24,800,000
Building - Heavy Construction — 1.8%
1,450,000	Granite Construction, Inc. £	41,673,000
1,160,179	Sterling Construction Co., Inc.*,£	11,311,745
		52,984,745
Circuit Boards — 0.8%
2,050,000	TTM Technologies, Inc.*	23,554,500
Commercial Banks — 7.9%
923,516	BBCN Bancorp, Inc.*	10,278,733
198,500	City National Corp.	10,415,295
950,000	FirstMerit Corp.	16,017,000
6,300,000	Fulton Financial Corp.	66,150,000
2,500,000	Glacier Bancorp, Inc. £	37,350,000
1,200,000	Hancock Holding Co.	42,612,000
2,500,000	TCF Financial Corp.	29,725,000
620,000	Texas Capital Bancshares, Inc.*	21,464,400
		234,012,428
Commercial Services - Finance — 0.9%
575,000	Global Payments, Inc.	27,295,250
Computer Services — 0.8%
850,000	J2 Global, Inc.	24,378,000
Computers - Integrated Systems — 1.5%
1,200,000	Diebold, Inc.	46,224,000
Computers - Memory Devices — 0.6%
1,800,000	STEC, Inc.*	16,992,000
Containers - Paper and Plastic — 1.4%
400,000	Packaging Corp. of America	11,836,000
900,000	Sonoco Products Co.	29,880,000
		41,716,000
Dental Supplies and Equipment — 1.1%
975,000	Patterson Cos., Inc.	32,565,000
Direct Marketing — 0.8%
2,500,000	Harte-Hanks, Inc. £	22,625,000
Distribution/Wholesale — 1.6%
1,550,000	Owens & Minor, Inc.	47,135,500
Electronic Components – Semiconductors — 1.5%
1,300,000	QLogic Corp.*	23,088,000
800,000	Semtech Corp.*	22,768,000
		45,856,000
Electronic Connectors — 0.5%
200,000	Thomas & Betts Corp.*	14,382,000
Electronic Design Automation — 0.7%
646,035	Synopsys, Inc.*	19,807,433
Engineering - Research and Development Services — 1.1%
750,000	URS Corp.	31,890,000
Engines - Internal Combustion — 0.9%
1,450,000	Briggs & Stratton Corp.	25,998,500
Enterprise Software/Services — 0.6%
1,200,000	Omnicell, Inc.*	18,252,000
Finance - Investment Bankers/Brokers — 1.2%
1,200,000	KBW, Inc.	22,200,000
500,000	Lazard, Ltd. - Class A	14,280,000
		36,480,000
Food - Baking — 2.0%
2,900,000	Flowers Foods, Inc.	59,073,000
Food - Miscellaneous/Diversified — 0.9%
496,952	J&J Snack Foods Corp.	26,070,102
Food - Retail — 0.6%
450,000	Ruddick Corp.	18,045,000
Footwear and Related Apparel — 1.1%
875,000	Wolverine World Wide, Inc.	32,532,500
Golf — 0.9%
3,800,000	Callaway Golf Co.£	25,688,000
Instruments - Scientific — 0.8%
900,000	PerkinElmer, Inc.	24,894,000
Insurance Brokers — 1.0%
1,250,000	Brown & Brown, Inc.	29,725,000
Intimate Apparel — 0.4%
200,000	Warnaco Group, Inc.*	11,680,000
Leisure & Recreation Products — 0.5%
650,000	WMS Industries, Inc.*	15,424,500
Machine Tools and Related Products — 0.6%
400,000	Lincoln Electric Holdings, Inc.	18,128,000
Machinery - General Industrial — 0.6%
802,040	Albany International Corp. - Class A	18,406,818
Medical - Biomedical and Genetic — 1.3%
1,050,000	Charles River Laboratories International, Inc.*	37,894,500
Medical Instruments — 0.5%
1,300,000	AngioDynamics, Inc.*,£	15,925,000
Medical Labs and Testing Services — 3.0%
1,100,000	Covance, Inc.*	52,393,000
1,700,000	ICON PLC (ADR)*	36,074,000
		88,467,000
Medical Products — 1.6%
725,000	PSS World Medical, Inc.*	18,371,500
725,000	West Pharmaceutical Services, Inc.	30,834,250
		49,205,750
Medical Sterilization Products — 1.7%
1,594,735	STERIS Corp.	50,425,521
Metal Processors and Fabricators — 1.1%
1,241,073	Kaydon Corp. £	31,659,772
Multi-Line Insurance — 3.0%
1,900,000	Kemper Corp.	57,532,000
3,000,000	Old Republic International Corp.	31,650,000
		89,182,000
Networking Products — 0.9%
1,425,000	Polycom, Inc.*	27,174,750
Non-Ferrous Metals — 0.8%
1,650,000	Globe Specialty Metals, Inc.	24,535,500
Oil - Field Services — 2.5%
1,150,000	C&J Energy Services, Inc.*	20,458,500
255,000	CARBO Ceramics, Inc.	26,889,750
1,500,000	PAA Natural Gas Storage L.P.	28,500,000
		75,848,250
Oil Companies - Exploration and Production — 6.0%
950,000	Bill Barrett Corp.*	24,709,500
3,200,000	Exco Resources, Inc.	21,216,000
1,450,000	Forest Oil Corp.*	17,574,000
3,700,000	Lone Pine Resources, Inc.*	24,050,000
375,000	Petroleum Development Corp.*	13,908,750
3,500,000	Petroquest Energy, Inc.*,£	21,490,000
900,000	QEP Resources, Inc.	27,450,000
1,600,000	WPX Energy, Inc.	28,816,000
		179,214,250
Oil Refining and Marketing — 0.4%
300,000	Sunoco, Inc.	11,445,000
Paper and Related Products — 1.0%
1,944,480	Glatfelter£	30,683,895
Pipelines — 0.8%
500,000	Western Gas Partners L.P.	23,075,000
Poultry — 0.7%
400,000	Sanderson Farms, Inc.	21,212,000
Property and Casualty Insurance — 2.1%
450,000	Infinity Property & Casualty Corp. £	23,548,500
800,000	Navigators Group, Inc.*,£	37,792,000
		61,340,500
Real Estate Operating/Development — 0.8%
1,300,000	St. Joe Co.*	24,713,000
Reinsurance — 1.1%
1,200,000	Alterra Capital Holdings, Ltd.	27,576,000
71,943	Everest Re Group, Ltd.	6,656,166
		34,232,166
REIT - Diversified — 1.5%
1,400,000	Potlatch Corp.	43,876,000
REIT - Hotels — 1.0%
2,800,000	DiamondRock Hospitality Co.	28,812,000
REIT - Mortgage — 0.7%
2,000,000	Redwood Trust, Inc.	22,400,000
REIT - Office Property — 2.9%
2,285,970	Government Properties Income Trust	55,114,737
1,100,000	Mack-Cali Realty Corp.	31,702,000
		86,816,737
Retail - Apparel and Shoe — 1.7%
180,000	Abercrombie & Fitch Co. - Class A	8,929,800
1,350,000	American Eagle Outfitters, Inc.	23,206,500
600,000	Guess?, Inc.	18,750,000
		50,886,300
Retail - Consumer Electronics — 0.6%
2,700,000	RadioShack Corp.	16,794,000
Retail - Convenience Stores — 1.1%
575,000	Casey's General Stores, Inc.	31,889,500
Retail - Leisure Products — 0.5%
2,000,000	MarineMax, Inc.*,£	16,460,000
Retail - Restaurants — 0.3%
250,000	Bob Evans Farms, Inc.	9,430,000
Savings/Loan/Thrifts — 6.3%
7,600,000	First Niagara Financial Group, Inc.	74,784,000
1,800,000	Investors Bancorp, Inc.*	27,036,000
2,000,000	Provident Financial Services, Inc.	29,060,000
3,300,000	Washington Federal, Inc.	55,506,000
		186,386,000
Semiconductor Equipment — 1.5%
1,650,000	Brooks Automation, Inc.	20,344,500
850,000	MKS Instruments, Inc.	25,100,500
		45,445,000
Transportation - Marine — 0.3%
150,000	Tidewater, Inc.	8,103,000
Total Common Stock (cost $2,339,287,089)		2,513,767,667
Repurchase Agreements — 15.6%
39,400,000	HSBC Securities (USA), Inc., 0.600%, dated 3/30/12, maturing 4/2/12, to be repurchased at $39,400,197, collateralized by $39,830,773 in a U.S. Treasury 0.7500%, 3/31/13, with a value of $40,189,229	39,400,000
150,000,000	Credit Agricole, New York Branch, 0.0600%, dated 3/30/12, maturing 4/2/12 to be repurchased at $150,000,750, collateralized by $146,611,275 in U.S. Treasuries 0.6250% - 4.1250%, 1/31/13 – 8/15/21, with a value of $153,000,004	150,000,000
250,000,000	RBC Capital Markets Corp., 0.0300%, dated 3/30/12, maturing 4/2/12, to be repurchased at $250,000,625, collateralized by $257,478,875 in U.S. Treasuries 0.0000% - 3.0000%, 4/15/12 – 2/15/42, with a value of $255,000,024	250,000,000
24,385,000	ING Financial Markets LLC, 0.0600%, dated 3/30/12, maturing 4/2/12, to be repurchased at $17,911,090, collateralized by $899,260 in a U.S. Government Agency 0.2500%, 4/18/13 and $16,531,389 in U.S. Treasuries 0.0000%-4.8750%, 5/24/12-2/15/39, with respective values of $899,671 and $17,369,614	24,385,000
Total Repurchase Agreements (cost $463,785,000)		463,785,000
Total Investments (total cost $2,803,072,089) – 100%		$ 2,977,552,667

Summary of Investments by Country – (Long Positions)

March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$ 48,512,166	1.6%
Ireland	36,074,000	1.2%
United States † †	2,892,966,501	97.2%
Total	$2,977,552,667	100.0%

† † Includes Cash Equivalents (81.6% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

£	The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended March 31, 2012.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 3/31/12
Perkins Small Cap Value Fund
AngioDynamics, Inc.*	-	$ -	472,890	$7,588,957	$(1,282,103)	$ -	$ 15,925,000
Callaway Golf Co.	298,791	1,606,745	398,791	3,234,785	(494,102)	122,500	25,688,000
Glacier Bancorp., Inc.[1]	350,000	4,544,709	1,800,000	26,557,738	(2,974,673)	1,569,590	N/A
Glatfelter[1]	615,864	7,931,993	871,384	10,929,648	2,718,755	504,000	N/A
Granite Construction, Inc.[1]	613,419	12,293,696	863,419	23,724,920	(1,156,267)	733,591	N/A
Harte-Hanks, Inc. (1)	200,000	1,833,914	1,000,000	12,164,294	(3,216,237)	681,889	N/A
Infinity Property & Casualty Corp. (1)	66,091	3,194,756	191,091	7,446,880	3,790,995	314,942	N/A
Kaydon Corp. (1)	186,437	5,257,817	746,364	26,903,547	(2,079,347)	16,254,409	N/A
MarineMax, Inc.*	482,387	2,953,101	9,316	68,456	(5,200)	-	16,460,000
Monolithic Power Systems, Inc.(1)	300,000	3,843,135	1,900,000	28,696,126	3,111,047	-	N/A
Navigators Group, Inc.*	-	-	400,000	18,887,137	(442,095)	-	37,792,000
Petroquest Energy, Inc.*	1,500,000	9,114,785	1,300,000	11,078,478	(1,347,974)	-	21,490,000
Sterling Construction Co., Inc*	-	-	39,821	553,267	(61,462)	-	11,311,745
		$ 52,574,651		$177,834,233	$ (3,438,663)	$20,180,921	$ 128,666,745

(1)	Company was no longer an affiliate as of March 31, 2012.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Commercial Services - Finance	$—	$27,295,250	$—
Medical Labs and Testing Services	52,393,000	36,074,000	—
All Other	2,398,005,417	—	—

Repurchase Agreements	—	463,785,000	—
Total Investments	$2,450,398,417	$527,154,250	$—
(a)	Includes Fair Value Factors.

Perkins Value Plus Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.3%
$ 250,000	Arkle PLC 2.2151%, 5/17/60 (144A),‡	$252,734
32,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	36,289
34,000	Commercial Mortgage Pass Through Certificates 5.8131%, 12/10/49‡	39,017
90,000	FREMF Mortgage Trust 4.9328%, 7/25/21 (144A),‡	91,354
19,000	FREMF Mortgage Trust 4.5942%, 10/25/21 (144A),‡	18,595
100,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.3638%, 11/13/16 (144A),‡	104,136
58,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.6620%, 7/5/24 (144A)	59,744
18,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.6330%, 12/5/27 (144A)	20,581
18,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.8713%, 4/15/45‡	20,470
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $624,925)		642,920
Bank Loan — 0.2%
Food - Miscellaneous/Diversified — 0.2%
97,393	Del Monte Foods Co. 4.5000%, 3/8/18‡ (cost $97,185)	95,918
Common Stock — 56.3%
Aerospace and Defense — 0.8%
3,300	General Dynamics Corp.	242,154
3,000	Raytheon Co.	158,340
		400,494
Agricultural Chemicals — 0.3%
2,500	Mosaic Co.*	138,225
Applications Software — 0.8%
11,280	Microsoft Corp.**	363,780
Automotive - Truck Parts and Equipment - Original — 0.2%
1,700	Lear Corp.	79,033
Beverages - Non-Alcoholic — 0.9%
2,000	Dr. Pepper Snapple Group, Inc.	80,420
4,900	PepsiCo, Inc.**	325,115
		405,535
Brewery — 0.6%
6,000	Molson Coors Brewing Co. - Class B	271,500
Building - Residential and Commercial — 0.2%
4,400	M.D.C. Holdings, Inc.	113,476
Cellular Telecommunications — 2.4%
37,000	SK Telecom Co., Ltd. (ADR)	514,670
22,000	Vodafone Group PLC (ADR)**	608,740
		1,123,410
Commercial Banks — 1.1%
21,100	Fulton Financial Corp.	221,550
10,000	Glacier Bancorp, Inc.	149,400
7,600	Univest Corp. of Pennsylvania	127,528
		498,478
Commercial Services - Finance — 1.1%
5,700	Paychex, Inc.	176,643
18,900	Western Union Co.	332,640
		509,283
Computer Services — 0.1%
300	International Business Machines Corp.**	62,595
Computers — 0.3%
5,200	Hewlett-Packard Co.*,**	123,916
Containers - Metal and Glass — 0.7%
6,000	Greif, Inc. - Class A	335,520
Cosmetics and Toiletries — 0.4%
3,000	Procter & Gamble Co.	201,630
Cruise Lines — 0.4%
6,500	Carnival Corp. (U.S. Shares)	208,520
Dental Supplies and Equipment — 0.3%
4,600	Patterson Cos., Inc.	153,640
Diagnostic Kits — 0.3%
7,000	Meridian Bioscience, Inc.	135,660
Diversified Banking Institutions — 0.7%
7,500	JPMorgan Chase & Co.	344,850
Diversified Minerals — 0.2%
2,100	Teck Resources, Ltd. - Class B	74,886
Diversified Operations — 2.3%
14,100	General Electric Co.**	282,987
2,100	Illinois Tool Works, Inc.	119,952
4,500	Koppers Holdings, Inc.	173,520
28,000	Orkla A.S.A.	221,705
5,000	Tyco International, Ltd. (U.S. Shares)	280,900
		1,079,064
Electric - Integrated — 2.1%
2,300	Entergy Corp.	154,560
7,500	Exelon Corp.	294,075
8,200	GDF Suez**	211,804
12,000	PPL Corp.	339,120
		999,559
Electronic Components – Semiconductors — 0.2%
2,500	Microchip Technology, Inc.	93,000
Enterprise Software/Services — 0.2%
3,500	Oracle Corp.**	102,060
Finance - Other Services — 0.7%
500	CME Group, Inc.**	144,665
7,000	NYSE Euronext	210,070
		354,735
Food - Baking — 0.2%
3,900	Flowers Foods, Inc.	79,443
Food - Miscellaneous/Diversified — 0.7%
9,500	Unilever PLC (ADR)**	313,975
Food - Retail — 1.6%
14,300	Safeway, Inc.	289,003
90,000	Tesco PLC**	474,995
		763,998
Food - Wholesale/Distribution — 0.7%
11,500	Sysco Corp.	343,390
Gold Mining — 0.5%
5,600	Goldcorp, Inc. (U.S. Shares)	252,336
Human Resources — 0.1%
1,100	Manpower, Inc.	52,107
Instruments - Scientific — 0.3%
5,000	PerkinElmer, Inc.	138,300
Investment Management and Advisory Services — 0.6%
2,500	Ameriprise Financial, Inc.	142,825
600	BlackRock, Inc.**	122,940
		265,765
Medical - Biomedical and Genetic — 0.3%
1,800	Amgen, Inc.**	122,382
Medical - Drugs — 4.4%
4,500	Abbott Laboratories**	275,805
3,400	GlaxoSmithKline PLC (ADR)**	152,694
4,000	Johnson & Johnson**	263,840
7,400	Merck & Co., Inc.**	284,160
9,500	Novartis A.G. (ADR)	526,395
16,900	Pfizer, Inc.	382,954
4,500	Sanofi (ADR)**	174,375
		2,060,223
Medical - Generic Drugs — 0.5%
5,000	Teva Pharmaceutical Industries, Ltd. (ADR)**	225,300
Medical - Wholesale Drug Distributors — 0.3%
1,400	McKesson Corp.	122,878
Medical Instruments — 0.6%
5,000	Medtronic, Inc.	195,950
2,200	St. Jude Medical, Inc.	97,482
		293,432
Medical Products — 1.5%
2,300	Baxter International, Inc.	137,494
1,500	Becton, Dickinson and Co.	116,475
4,000	Covidien PLC (U.S. Shares)**	218,720
3,200	Stryker Corp.	177,536
1,300	West Pharmaceutical Services, Inc.	55,289
		705,514
Metal - Copper — 0.2%
2,300	Freeport-McMoRan Copper & Gold, Inc.	87,492
Multi-Line Insurance — 1.4%
11,500	Allstate Corp.	378,580
10,000	Kemper Corp.	302,800
		681,380
Multimedia — 0.2%
2,500	Time Warner, Inc.	94,375
Networking Products — 0.6%
14,000	Cisco Systems, Inc.	296,100
Non-Hazardous Waste Disposal — 0.7%
11,000	Republic Services, Inc.	336,160
Oil - Field Services — 0.6%
1,400	CARBO Ceramics, Inc.**	147,630
2,000	Schlumberger, Ltd. (U.S. Shares)**	139,860
		287,490
Oil and Gas Drilling — 0.2%
2,200	Ensco PLC (ADR)**	116,446
Oil Companies - Exploration and Production — 1.1%
2,500	EQT Corp.	120,525
20,800	Exco Resources, Inc.	137,904
1,200	Noble Energy, Inc.	117,336
700	Occidental Petroleum Corp.	66,661
5,800	Talisman Energy, Inc.	73,080
		515,506
Oil Companies - Integrated — 3.2%
3,500	BP PLC (ADR)**	157,500
3,500	Chevron Corp.**	375,340
1,500	ConocoPhillips	114,015
2,200	Exxon Mobil Corp.	190,806
4,500	Royal Dutch Shell PLC (ADR),**	315,585
7,500	Total S.A. (ADR)**	383,400
		1,536,646
Paper and Related Products — 0.3%
9,500	Glatfelter	149,910
Protection - Safety — 0.3%
2,700	Landauer, Inc.	143,154
Publishing - Books — 0.8%
40,000	Reed Elsevier PLC**	355,047
Publishing - Periodicals — 0.2%
11,000	UBM PLC**	110,128
Real Estate Management/Services — 0.5%
16,000	Brookfield Real Estate Services, Inc.	219,013
Reinsurance — 0.8%
1,500	Everest Re Group, Ltd.	138,780
2,000	PartnerRe, Ltd.	135,780
3,700	Validus Holdings, Ltd.	114,515
		389,075
REIT - Apartments — 0.3%
14,000	Campus Crest Communities, Inc.	163,240
REIT - Diversified — 1.5%
8,000	Potlatch Corp.	250,720
4,050	Rayonier, Inc.	178,565
12,000	Weyerhaeuser Co.	263,040
		692,325
REIT - Health Care — 0.4%
9,300	Healthcare Realty Trust, Inc.	204,600
REIT - Mortgage — 1.4%
8,000	Annaly Capital Management, Inc.	126,560
17,500	Redwood Trust, Inc.	196,000
33,000	Two Harbors Investment Corp.	334,620
		657,180
REIT - Office Property — 1.4%
3,500	BioMed Realty Trust, Inc.	66,430
11,000	Corporate Office Properties Trust	255,310
8,000	Government Properties Income Trust	192,880
5,500	Mack-Cali Realty Corp.	158,510
		673,130
Retail - Apparel and Shoe — 0.8%
3,100	Abercrombie & Fitch Co. - Class A**	153,791
5,500	American Eagle Outfitters, Inc.	94,545
4,200	Guess?, Inc.**	131,250
		379,586
Retail - Consumer Electronics — 0.2%
16,300	RadioShack Corp.	101,386
Retail - Discount — 0.2%
1,200	Wal-Mart Stores, Inc.	73,440
Retail - Drug Store — 0.5%
7,600	Walgreen Co.**	254,524
Retail - Office Supplies — 0.4%
12,000	Staples, Inc.	194,160
Retail - Regional Department Stores — 0.5%
5,100	Kohl's Corp.**	255,153
Savings/Loan/Thrifts — 1.1%
37,200	First Niagara Financial Group, Inc.	366,048
10,000	Washington Federal, Inc.	168,200
		534,248
Semiconductor Components/Integrated Circuits — 0.3%
4,000	Analog Devices, Inc.	161,600
Semiconductor Equipment — 1.0%
17,000	Applied Materials, Inc.	211,480
12,500	Brooks Automation, Inc.	154,125
4,100	MKS Instruments, Inc.	121,073
		486,678
Super-Regional Banks — 1.8%
12,000	Fifth Third Bancorp	168,600
3,800	PNC Financial Services Group, Inc.	245,062
12,500	Wells Fargo & Co.	426,750
		840,412
Telecommunication Services — 0.6%
7,500	Telenor A.S.A.	139,172
7,500	Vivendi S.A.**	137,617
		276,789
Telephone - Integrated — 1.7%
14,000	AT&T, Inc.	437,220
9,100	CenturyLink, Inc.	351,715
		788,935
Tobacco — 0.2%
3,500	Altria Group, Inc.	108,045
Toys — 0.2%
2,100	Hasbro, Inc.	77,112
Transportation - Railroad — 0.4%
3,700	CSX Corp.**	79,624
600	Norfolk Southern Corp.**	39,498
800	Union Pacific Corp.**	85,984
		205,106
Transportation - Services — 0.2%
1,000	United Parcel Service, Inc. - Class B	80,720
Water — 0.5%
14,000	Suez Environment Co.*,**	214,692
Total Common Stock (cost $24,895,041)		26,652,875
Corporate Bonds — 30.1%
Advertising Services — 0.1%
$ 21,000	WPP Finance UK 4.7500%, 11/21/21 (144A),**	21,960
Aerospace and Defense – Equipment — 0.3%
79,000	Exelis, Inc. 4.2500%, 10/1/16 (144A)	80,220
62,000	Exelis, Inc. 5.5500%, 10/1/21 (144A)	64,466
		144,686
Agricultural Chemicals — 0.5%
125,000	CF Industries, Inc. 6.8750%, 5/1/18	144,219
60,000	CF Industries, Inc. 7.1250%, 5/1/20	71,475
36,000	Phibro Animal Health Corp. 9.2500%, 7/1/18 (144A)	35,730
		251,424
Airlines — 0.1%
53,000	Southwest Airlines Co. 5.1250%, 3/1/17	57,669
Automotive - Truck Parts and Equipment - Original — 0.1%
45,000	American Axle & Manufacturing Holdings, Inc. 9.2500%, 1/15/17 (144A)	50,288
Beverages - Wine and Spirits — 0.3%
150,000	Pernod-Ricard S.A. 4.4500%, 1/15/22 (144A),**	152,156
Brewery — 0.9%
200,000	SABMiller Holdings, Inc. 2.4500%, 1/15/17 (144A)	202,509
200,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	203,472
		405,981
Building - Residential and Commercial — 0.1%
23,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	23,640
Building Products - Cement and Aggregate — 0%
7,000	CRH America, Inc. 4.1250%, 1/15/16	7,098
9,000	CRH America, Inc. 5.7500%, 1/15/21	9,301
		16,399
Chemicals - Diversified — 1.4%
50,000	Dow Chemical Co. 7.6000%, 5/15/14	56,616
34,000	Lyondell Chemical Co. 8.0000%, 11/1/17	38,165
49,910	Lyondell Chemical Co. 11.0000%, 5/1/18	55,150
288,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19 (144A),**	288,000
200,000	LyondellBasell Industries N.V. 6.0000%, 11/15/21 (144A),**	210,000
		647,931
Chemicals - Specialty — 0.5%
27,000	Ashland, Inc. 9.1250%, 6/1/17	29,936
99,000	Ecolab, Inc. 3.0000%, 12/8/16	102,939
85,000	Ecolab, Inc. 4.3500%, 12/8/21	90,110
		222,985
Coatings and Paint Products — 0.2%
106,000	Valspar Corp. 4.2000%, 1/15/22	108,526
Commercial Banks — 1.3%
25,000	Abbey National Treasury Services PLC 2.1366%, 4/25/14‡,**	24,265
76,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	77,615
50,000	CIT Group, Inc. 7.0000%, 5/4/15 (144A)	50,060
197,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	200,940
100,000	Standard Chartered PLC 3.2000%, 5/12/16 (144A),**	101,930
56,000	SVB Financial Group 5.3750%, 9/15/20	60,563
110,000	Zions Bancorp 7.7500%, 9/23/14	120,450
		635,823
Commercial Services - Finance — 0.2%
66,000	Western Union Co. 3.6500%, 8/22/18	70,564
Computers - Memory Devices — 0.1%
35,000	Seagate Technology 10.0000%, 5/1/14 (144A)	39,550
Consulting Services — 0.6%
49,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	51,913
214,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	228,482
		280,395
Containers - Paper and Plastic — 0.3%
23,000	Rock-Tenn Co. 4.4500%, 3/1/19 (144A)	23,103
110,000	Rock-Tenn Co. 4.9000%, 3/1/22 (144A)	109,839
20,000	Sonoco Products Co. 4.3750%, 11/1/21	20,348
		153,290
Data Processing and Management — 0.1%
37,000	Fiserv, Inc. 3.1250%, 10/1/15	38,200
22,000	Fiserv, Inc. 3.1250%, 6/15/16	22,480
		60,680
Diversified Banking Institutions — 1.9%
85,000	Bank of America Corp. 4.5000%, 4/1/15	88,040
73,000	Bank of America Corp. 5.7000%, 1/24/22	77,277
110,000	Citigroup, Inc. 5.6250%, 8/27/12	111,853
50,000	Citigroup, Inc. 5.0000%, 9/15/14	51,781
36,000	Citigroup, Inc. 4.8750%, 5/7/15	37,324
17,000	Citigroup, Inc. 4.7500%, 5/19/15	17,898
43,000	Citigroup, Inc. 4.4500%, 1/10/17	45,043
49,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	48,986
64,000	Goldman Sachs Group, Inc. 5.7500%, 1/24/22	65,839
100,000	Morgan Stanley 3.4500%, 11/2/15	97,673
75,000	Morgan Stanley 5.6250%, 9/23/19	74,131
118,000	Morgan Stanley 5.5000%, 7/28/21	115,320
17,000	Royal Bank of Scotland PLC 3.9500%, 9/21/15**	17,189
61,000	Royal Bank of Scotland PLC 4.3750%, 3/16/16**	62,292
		910,646
Diversified Financial Services — 0.7%
50,000	General Electric Capital Corp. 4.8000%, 5/1/13	52,181
50,000	General Electric Capital Corp. 6.0000%, 8/7/19	58,388
150,000	General Electric Capital Corp. 5.5000%, 1/8/20	170,139
58,000	General Electric Capital Corp. 4.6500%, 10/17/21	61,731
		342,439
Diversified Minerals — 0.2%
114,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	116,280
Diversified Operations — 0.1%
45,000	Danaher Corp. 2.3000%, 6/23/16	46,612
Electric - Generation — 0%
15,000	AES Corp. 7.7500%, 10/15/15	16,725
Electric - Integrated — 0.7%
39,000	Calpine Construction Finance Co. L.P. 8.0000%, 6/1/16 (144A)	42,413
51,000	CMS Energy Corp. 4.2500%, 9/30/15	52,915
38,000	CMS Energy Corp. 5.0500%, 2/15/18	39,919
49,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	51,903
108,000	PPL Energy Supply LLC 4.6000%, 12/15/21	109,957
46,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A),**	47,859
		344,966
Electronic Components – Semiconductors — 0.2%
32,000	National Semiconductor Corp. 3.9500%, 4/15/15	34,805
59,000	National Semiconductor Corp. 6.6000%, 6/15/17	72,784
		107,589
Electronic Connectors — 0.1%
42,000	Amphenol Corp. 4.0000%, 2/1/22	42,272
Electronic Measuring Instruments — 0.3%
60,000	Agilent Technologies, Inc. 2.5000%, 7/15/13	60,951
69,000	FLIR Systems, Inc. 3.7500%, 9/1/16	70,342
		131,293
Electronics - Military — 0.4%
100,000	L-3 Communications Corp. 6.3750%, 10/15/15	102,375
15,000	L-3 Communications Corp. 5.2000%, 10/15/19	16,021
64,000	L-3 Communications Corp. 4.7500%, 7/15/20	66,084
		184,480
Engineering - Research and Development Services — 0.3%
60,000	URS Corp. 3.8500%, 4/1/17 (144A)	59,804
59,000	URS Corp. 5.0000%, 4/1/22 (144A)	58,321
		118,125
Finance - Auto Loans — 0.9%
200,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	201,952
210,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	232,708
		434,660
Finance - Consumer Loans — 0.6%
110,000	SLM Corp. 5.3750%, 5/15/14	113,586
90,000	SLM Corp. 6.2500%, 1/25/16	93,600
44,000	SLM Corp. 6.0000%, 1/25/17	45,320
35,000	SLM Corp. 7.2500%, 1/25/22	36,569
		289,075
Finance - Credit Card — 0.1%
65,000	American Express Co. 6.8000%, 9/1/66‡	66,300
Finance - Investment Bankers/Brokers — 1.1%
50,000	Charles Schwab Corp. 4.4500%, 7/22/20	53,587
51,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	54,311
31,000	Jefferies Group, Inc. 3.8750%, 11/9/15	30,613
77,000	Jefferies Group, Inc. 5.1250%, 4/13/18	74,690
51,000	Lazard Group LLC 7.1250%, 5/15/15	55,299
13,000	Lazard Group LLC 6.8500%, 6/15/17	14,292
215,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	219,300
		502,092
Finance - Mortgage Loan Banker — 0.2%
100,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A),**	107,086
Food - Meat Products — 0.4%
21,000	Smithfield Foods, Inc. 7.7500%, 5/15/13	22,050
62,000	Smithfield Foods, Inc. 10.0000%, 7/15/14	72,540
100,000	Tyson Foods, Inc. 6.8500%, 4/1/16	113,500
		208,090
Food - Miscellaneous/Diversified — 0.1%
41,000	ARAMARK Corp. 8.5000%, 2/1/15	42,025
Gambling - Non-Hotel — 0.1%
50,000	Jacobs Entertainment, Inc. 9.7500%, 6/15/14	49,000
Hotels and Motels — 0.5%
18,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	19,780
50,000	Hyatt Hotels Corp. 6.8750%, 8/15/19 (144A)	57,648
27,000	Marriott International, Inc. 3.0000%, 3/1/19	26,555
50,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	58,000
50,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	59,250
		221,233
Investment Management and Advisory Services — 0.2%
61,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	65,727
23,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	23,173
21,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	21,210
		110,110
Linen Supply & Related Items — 0.1%
31,000	Cintas Corp. No. 2 2.8500%, 6/1/16	31,769
34,000	Cintas Corp. No. 2 4.3000%, 6/1/21	36,065
		67,834
Medical - Biomedical and Genetic — 0%
12,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	13,320
Medical Instruments — 0.1%
29,000	Boston Scientific Corp. 4.5000%, 1/15/15	31,109
Money Center Banks — 0.2%
84,000	Lloyds TSB Bank PLC 4.8750%, 1/21/16**	87,094
Multi-Line Insurance — 1.0%
94,000	American International Group, Inc. 4.2500%, 9/15/14	96,980
47,000	American International Group, Inc. 5.4500%, 5/18/17	50,527
140,000	American International Group, Inc. 6.4000%, 12/15/20	158,442
77,000	American International Group, Inc. 8.1750%, 5/15/58‡	81,505
50,000	MetLife, Inc. 7.7170%, 2/15/19	63,084
		450,538
Oil - Field Services — 0.7%
200,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	208,711
94,000	Schlumberger Investment S.A. 1.9500%, 9/14/16 (144A)	95,115
35,000	Weatherford International, Ltd. 4.5000%, 4/15/22	34,949
		338,775
Oil and Gas Drilling — 0.3%
100,000	Nabors Industries, Inc. 5.0000%, 9/15/20	107,343
43,000	Rowan Cos., Inc. 5.0000%, 9/1/17	45,777
		153,120
Oil Companies - Exploration and Production — 1.0%
103,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	119,233
50,000	Forest Oil Corp. 8.5000%, 2/15/14	53,500
39,000	Occidental Petroleum Corp. 1.7500%, 2/15/17	39,434
53,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	59,029
128,000	Petrohawk Energy Corp. 7.8750%, 6/1/15	134,400
64,000	Southwestern Energy Co. 4.1000%, 3/15/22 (144A)	63,440
		469,036
Oil Companies - Integrated — 1.5%
68,000	Capital Markets PLC 2.2480%, 11/1/16**	69,748
28,000	BP Capital Markets PLC 4.5000%, 10/1/20**	30,758
48,000	BP Capital Markets PLC 3.5610%, 11/1/21**	49,426
176,000	Phillips 66 2.9500%, 5/1/17 (144A)	178,887
179,000	Phillips 66 4.3000%, 4/1/22 (144A)	182,078
179,000	Phillips 66 5.8750%, 5/1/42 (144A)	183,371
		694,268
Oil Refining and Marketing — 0.2%
50,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	57,535
27,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	28,265
18,000	Sunoco Logistics Partners Operations L.P. 6.1000%, 2/15/42	19,678
		105,478
Paper and Related Products — 0.1%
39,000	International Paper Co. 6.0000%, 11/15/41	42,333
Pharmacy Services — 1.4%
75,000	Aristotle Holding, Inc. 2.1000%, 2/12/15 (144A)	75,924
258,000	Aristotle Holding, Inc. 2.6500%, 2/15/17 (144A)	260,915
132,000	Aristotle Holding, Inc. 4.7500%, 11/15/21 (144A)	141,269
119,000	Aristotle Holding, Inc. 3.9000%, 2/15/22 (144A)	120,279
55,000	Express Scripts, Inc. 3.1250%, 5/15/16	57,272
23,000	Medco Health Solutions, Inc. 4.1250%, 9/15/20	23,472
		679,131
Pipelines — 2.3%
24,000	Colorado Interstate Gas Co. LLC 6.8500%, 6/15/37	26,158
50,000	Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.8750%, 2/15/18	53,125
37,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	37,123
88,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	88,215
50,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	55,875
37,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	38,364
39,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	39,732
64,000	Energy Transfer Partners L.P. 5.2000%, 2/1/22	66,954
22,000	Energy Transfer Partners L.P. 6.0500%, 6/1/41	22,200
50,000	Kinder Morgan Energy Partners L.P. 5.9500%, 2/15/18	58,396
151,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	159,305
78,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	80,797
50,000	Plains All American Pipeline L.P. 3.9500%, 9/15/15	53,619
29,000	Plains All American Pipeline L.P. 5.0000%, 2/1/21	31,842
40,000	TC Pipelines L.P. 4.6500%, 6/15/21	41,822
197,000	Western Gas Partners L.P. 5.3750%, 6/1/21	211,184
		1,064,711
Publishing - Newspapers — 0%
6,000	Gannett Co., Inc. 6.3750%, 9/1/15	6,390
Publishing - Periodicals — 0.1%
58,000	United Business Media PLC 5.7500%, 11/3/20 (144A)	57,348
Real Estate Management/Services — 0.2%
23,000	CB Richard Ellis Services, Inc. 6.6250%, 10/15/20	24,437
19,000	ProLogis L.P. 6.6250%, 5/15/18	21,629
20,000	ProLogis L.P. 6.8750%, 3/15/20	22,974
		69,040
Real Estate Operating/Development — 0.1%
37,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	39,360
REIT - Diversified — 0.6%
250,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	258,781
REIT - Health Care — 0.2%
9,000	HCP, Inc. 2.7000%, 2/1/14	9,126
40,000	Senior Housing Properties Trust 6.7500%, 12/15/21	42,435
52,000	Ventas Realty L.P. / Ventas Capital Corp. 6.7500%, 4/1/17	53,684
		105,245
REIT - Hotels — 0.1%
55,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	56,650
REIT - Office Property — 0.7%
111,000	Alexandria Real Estate Corp. 4.6000%, 4/1/22	108,657
210,000	Reckson Operating Partnership L.P. 5.0000%, 8/15/18	213,743
		322,400
REIT - Regional Malls — 0.9%
91,000	Rouse Co. L.P. 7.2000%, 9/15/12	92,365
189,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	194,198
132,000	Rouse Co. L.P. 6.7500%, 11/9/15	138,765
		425,328
REIT - Shopping Centers — 0.1%
21,000	Developers Diversified Realty Corp. 4.7500%, 4/15/18	21,754
Retail - Regional Department Stores — 0.3%
50,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	57,378
21,000	Macy's Retail Holdings, Inc. 3.8750%, 1/15/22	21,061
47,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	54,816
		133,255
Retail - Toy Store — 0.1%
50,000	Toys R Us Property Co. II LLC 8.5000%, 12/1/17	52,188
Steel - Producers — 0.6%
78,000	ArcelorMittal 4.5000%, 2/25/17**	78,228
58,000	ArcelorMittal 5.5000%, 3/1/21**	56,926
44,000	ArcelorMittal 6.2500%, 2/25/22**	44,488
92,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	93,610
		273,252
Telecommunication Services — 0.2%
87,000	Qwest Corp. 6.7500%, 12/1/21	97,114
Telephone - Integrated — 0.4%
50,000	Qwest Communications International, Inc. 7.5000%, 2/15/14	50,250
124,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	132,370
		182,620
Transportation - Railroad — 0.3%
100,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	111,000
20,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	21,600
		132,600
Transportation - Services — 0%
7,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	6,959
Transportation - Truck — 0.1%
55,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	56,845
Total Corporate Bonds (cost $13,854,913)		14,228,921
Mortgage-Backed Securities — 5.4%

Fannie Mae:
17,876	5.0000%, 2/1/23	19,404
35,492	5.5000%, 1/1/25	38,702
18,474	5.5000%, 1/1/33	20,302
16,353	5.0000%, 11/1/33	17,706
33,730	5.0000%, 12/1/33	36,521
20,081	5.0000%, 2/1/34	21,743
64,096	5.5000%, 4/1/34	70,438
109,290	5.5000%, 9/1/34	119,917
36,849	5.5000%, 5/1/35	40,334
263,472	5.5000%, 7/1/35	289,088
105,653	6.0000%, 12/1/35	118,086
159,661	5.5000%, 4/1/36	174,760
156,818	5.5000%, 5/1/37	172,335
31,876	6.0000%, 5/1/37	35,213
30,570	5.5000%, 7/1/37	33,337
24,320	5.5000%, 3/1/38	26,727
44,979	6.0000%, 11/1/38	49,686
85,440	6.0000%, 11/1/38	94,676
20,848	4.5000%, 10/1/40	22,552
19,805	5.0000%, 3/1/41	21,744
63,795	4.5000%, 4/1/41	68,731
43,323	5.0000%, 4/1/41	47,587
54,595	5.0000%, 4/1/41	60,516
40,852	5.0000%, 10/1/41	44,487
Freddie Mac:
31,381	5.0000%, 1/1/19	33,871
23,535	5.0000%, 2/1/19	25,402
32,092	5.5000%, 8/1/19	34,785
80,295	6.0000%, 1/1/38	88,779
21,987	5.5000%, 5/1/38	24,117
56,141	5.5000%, 10/1/39	61,579
49,931	4.5000%, 1/1/41	53,841
64,744	4.5000%, 5/1/41	69,581
110,253	5.0000%, 5/1/41	121,834
Ginnie Mae:
45,716	6.0000%, 11/20/34	51,781
28,194	5.0000%, 1/20/35	31,083
38,542	5.0000%, 4/15/39	42,722
43,780	5.0000%, 10/15/39	48,528
71,418	5.0000%, 11/15/39	79,429
69,587	5.0000%, 2/15/41	76,996
28,989	5.0000%, 5/15/41	32,124
15,325	4.5000%, 7/15/41	16,841
Total Mortgage-Backed Securities (cost $2,512,934)		2,537,885
Preferred Stock — 0.1%
Electric - Integrated — 0.1%
600	PPL Corp., 8.7500%	32,250
Savings/Loan/Thrifts — 0%
1,000	First Niagara Financial Group, Inc., 8.6250%	27,570
Total Preferred Stock (cost $57,350)		59,820
U.S. Treasury Notes/Bonds — 4.0%
U.S. Treasury Notes/Bonds:
$ 150,000	0.2500%, 1/15/15	149,016
19,000	1.5000%, 6/30/16	19,503
45,000	1.0000%, 9/30/16	45,151
29,000	1.0000%, 10/31/16	29,073
20,000	0.8750%, 11/30/16	19,916
442,000	0.8750%, 1/31/17	439,272
52,000	0.8750%, 2/28/17	51,634
90,000	2.3750%, 5/31/18	95,260
20,000	1.7500%, 10/31/18	20,317
69,000	3.1250%, 5/15/21	75,102
570,000	2.1250%, 8/15/21	569,599
113,000	2.0000%, 11/15/21	111,243
214,000	2.0000%, 2/15/22	209,887
66,000	3.1250%, 2/15/42	63,267
Total U.S. Treasury Notes/Bonds (cost $1,890,943)		1,898,240
Money Market — 2.6%
1,208,510	Janus Cash Liquidity Fund LLC, 0% (cost $1,208,510)	1,208,510
Total Investments (total cost $45,141,801) – 100%		$ 47,325,089

Summary of Investments by Country – (Long Positions)

March 31, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$382,020	0.8%
Bermuda	389,075	0.8%
Canada	778,620	1.6%
Cayman Islands	39,550	0.1%
Curacao	139,860	0.3%
France	1,274,044	2.7%
Ireland	218,720	0.5%
Israel	225,300	0.5%
Jersey	110,128	0.2%
Luxembourg	274,757	0.6%
Mexico	132,600	0.3%
Netherlands	498,000	1.0%
Norway	360,877	0.8%
Panama	208,520	0.4%
South Korea	723,381	1.5%
Switzerland	842,244	1.8%
United Kingdom	3,114,589	6.6%
United States††	37,612,804	79.5%
Total	$47,325,089	100.0%

†† Includes Cash Equivalents (76.9% excluding Cash Equivalents).

Forward Currency Contracts, Open

March 31, 2012 (unaudited)

Counterparty/ Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Depreciation)
HSBC Securities (USA), Inc.:
British Pound 4/5/12	830,000	$1,711,236	$(24,519)
Euro 4/5/12	1,070,000	1,106,810	(9,202)
Total……………		$2,818,046	$(33,721)

Schedule of Written Options – Calls	Value
Amgen, Inc. expires April 2012 8 contracts exercise price $75.00	$ (33)
Blackrock, Inc. expires April 2012 3 contracts exercise price $220.00	(283)
CARBO Ceramics, Inc. expires April 2012 5 contracts exercise price $130.00	(17)
Chevron Corp. expires April 2012 5 contracts exercise price $115.00	(23)
CME Group Inc. expires April 2012 2 contracts exercise price $320.00	(87)
General Electric Co. expires April 2012 27 contracts exercise price $22.00	(42)
Guess?, Inc. expires April 2012 17 contracts exercise price $36.00	(45)
Johnson & Johnson expires April 2012 8 contracts exercise price $67.50	(111)
Kohl's Corp. expires April 2012 11 contracts exercise price $52.50	(325)
Microsoft Corp. expires April 2012 17 contracts exercise price $35.00	(63)
Oracle Corp. expires April 2012 18 contracts exercise price $33.00	(15)
PepsiCo, Inc. expires April 2012 8 contracts exercise price $67.50	(92)
Walgreen Co. expires April 2012 16 contracts exercise price $37.00	(58)
Total Written Options - Calls (premiums received $1,668)	$(1,194)
Schedule of Written Options – Puts	Value

Abbott Laboratories expires April 2012 4 contracts exercise price $55.00	$ (22)
Abercrombie & Fitch Co. expires April 2012 5 contracts exercise price $44.00	(139)
CARBO Ceramics, Inc. expires April 2012 3 contracts exercise price $85.00	(148)
CME Group Inc. expires April 2012 1 contracts exercise price $250.00	(19)
CSX Corp. expires October 2012 12 contracts exercise price $20.00	(223)
Guess?, Inc. expires April 2012 8 contracts exercise price $28.00	(91)
Hewlett-Packard Co. expires April 2012 11 contracts exercise price $22.00	(96)
International Business Machines Corp. expires April 2012 1 contracts exercise price $185.00	(16)
Kohl's Corp. expires April 2012 6 contracts exercise price $44.00	(29)
Norfolk Southern Corp. expires April 2012 4 contracts exercise price $60.00	(90)
Teva Pharmaceuticals expires April 2012 6 contracts exercise price $37.50	(17)
Union Pacific Corp expires April 2012 2 contracts exercise price $95.00	(60)
Walgreen Co. expires April 2012 8 contracts exercise price $30.00	(56)
Total Written Options - Puts (premiums received $1,169)	$(1,006)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
ULC	Unlimited Liability Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.
‡	Rate is subject to change. Rate shown reflects current rate.
144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Perkins Value Plus Income Fund	$ 5,097,366	10.8%

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2012 )

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ -	$ 642,920	$ -
Bank Loan	-	95,918	-

Common Stock
Cellular Communications	-	1,123,410	-
Food – Miscellaneous/Diversified	-	313,975	-
Medical – Drugs	1,206,759	853,464	-
Medical – Generic Drugs		225,300	-
Oil and Gas Drilling	-	116,446	-
Oil Companies – Integrated	680,161	856,485	-
All Other	21,276,875	-	-
Corporate Bonds	-	14,228,921	-
Mortgage-Backed Securities	-	2,537,885	-
Preferred Stock	-	59,820	-
U.S. Treasury Notes/Bonds	-	1,898,240	-
Money Market	-	1,208,510	-

Total Investments in Securities	$ 23,163,795	$24,161,294	$ -
Other Financial Instruments (b):	$ -	$ (35,921)	$ -

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Fund	Aggregate Value
Perkins Value Plus Income Fund	$6,848,647

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for INTECH Global Dividend Fund, INTECH International Fund (formerly named INTECH Risk-Managed International Fund), INTECH U.S. Core Fund (formerly named INTECH Risk-Managed Core Fund), INTECH U.S. Growth Fund (formerly named INTECH Risk-Managed Growth Fund), INTECH U.S. Value Fund (formerly named INTECH Risk-Managed Value Fund), Janus Conservative Allocation Fund, Janus Flexible Bond Fund, Janus Government Money Market Fund, Janus Global Bond Fund, Janus Growth Allocation Fund, Janus High-Yield Fund, Janus Moderate Allocation Fund, Janus Money Market Fund, Janus Real Return Allocation Fund, Janus Short-Term Bond Fund, Janus World Allocation Fund (formerly named Janus Dynamic Allocation Fund), Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund (collectively, the “Funds” and individually, a “Fund”). Janus Conservative Allocation Fund, Janus Growth Allocation Fund, Janus Moderate Allocation Fund, and Janus World Allocation Fund (the “Asset Allocation Funds”) each operate as a “fund of funds,” meaning substantially all of the Asset Allocation Funds’ assets will be invested in other Janus funds (the “underlying funds”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers forty-five funds which include multiple series of shares, with differing investment objectives and policies. Twenty-one funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act, with the exception of Janus Real Return Allocation Fund, which is classified as nondiversified.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter (“OTC”) markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Government Money Market Fund and Janus Money Market Fund (the “Money Market Funds”) are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange (“NYSE”). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value (“NAV”) is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds’ Trustees.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at March 31, 2012. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at March 31, 2012, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, commodities-linked derivative instruments, and inflation index swaps.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC’s (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.
•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Basis for Consolidation for Janus Real Return Allocation Fund

The Subsidiary was incorporated on April 19, 2011 as a wholly owned subsidiary of Janus Real Return Allocation Fund. The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments by the Subsidiary and which is generally subject to the same investment policies and restrictions of the Fund. As of March 31, 2012, net assets of the Fund were $42,082,598, of which $3,955,962, or approximately 10%, represented the Fund’s ownership of the shares of the Subsidiary. Janus Real Return Allocation Fund’s Consolidated Schedule of Investments include the accounts of both Janus Real Return Allocation Fund and the Subsidiary. All intercompany transactions and balances have been eliminated.

Commodity-Linked Investments

Janus Real Return Allocation Fund may invest in commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”). The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in Janus Real Return Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) which is generally subject to the same investment policies and restrictions of the Fund. The Subsidiary invests in commodity-linked investments and other investments which may serve as margin or collateral for the Subsidiary’s derivative positions. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Equity-Linked Structured Notes

The Funds, except INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund (the “Mathematical Funds”), the Asset Allocation Funds and the Money Market Funds, may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the equity risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a foreign currency at a future date at a negotiated rate. The Funds, except the Asset Allocation Funds, the Mathematical Funds, and the Money Market Funds, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds’ custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Inflation-Linked Securities

Inflation-linked bonds are fixed-income securities which have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed bonds will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. For inflation-linked bonds that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal.

Such bonds may also be issued by or related to sovereign governments of developed countries, by countries deemed to be emerging markets, and inflation-linked bonds issued by or related to companies or other entities not affiliated with governments.

Because of the inflation-linked adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. Inflation-linked bonds also normally decline in price when real interest rates rise. In the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Funds.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds, except the Money Market Funds, may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”), futures contracts, and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds, except the Mathematical Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term options contracts that can be maintained for a period of up to three years. The Funds may also enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended March 31, 2012 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Janus Real Return Allocation Fund
Options outstanding at June 30, 2011	2	$ 494
Options written	347	3,324
Options closed	(349)	(3,818)
Options expired	-	-
Options exercised	-	-
Options outstanding at March 31, 2012	-	$ -

Put Options	Number of Contracts	Premiums Received
Janus Real Return Allocation Fund
Options outstanding at June 30, 2011	473	$ 8,237
Options written	378	33,424
Options closed	(492)	(11,612)
Options expired	(333)	(24,226)
Options exercised	-	-
Options outstanding at March 31, 2012	26	$5,823

Call Options	Number of Contracts	Premiums Received
Perkins Mid Cap Value Fund
Options outstanding at June 30, 2011	-	$ -
Options written	18,250	7,077,350
Options closed	(7,160)	(2,623,380)
Options expired	(3,790)	(1,395,270)
Options exercised	(7,300)	(3,058,700)
Options outstanding at March 31, 2012	-	$ -

Put Options	Number of Contracts	Premiums Received
Perkins Mid Cap Value Fund
Options outstanding at June 30, 2011	131,480	$ 23,549,564
Options written	118,865	18,717,748
Options closed	(131,015)	(22,373,535)
Options expired	(17,540)	(3,885,677)
Options exercised	-	-
Options outstanding at March 31, 2012	101,790	$16,008,100

Call Options	Number of Contracts	Premiums Received
Perkins Value Plus Income Fund
Options outstanding at June 30, 2011	182	$2,434
Options written	1,622	31,535
Options closed	(98)	(1,889)
Options expired	(1,355)	(23,997)
Options exercised	(206)	(6,395)
Options outstanding at March 31, 2012	145	$ 1,688

Put Options	Number of Contracts	Premiums Received
Perkins Value Plus Income Fund
Options outstanding at June 30, 2011	223	$ 6,286
Options written	1,450	33,328
Options closed	-	-
Options expired	(1,433)	(35,675)
Options exercised	(169)	(2,770)
Options outstanding at March 31, 2012	71	$1,169

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund may utilize swap agreements as a means to gain exposure to a commodity index, commodity markets, or certain common or preferred stocks and/or to “hedge” or protect its Fund from adverse movements in securities prices or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap agreements traditionally were privately negotiated and entered into in the over-the-counter market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now permits certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Various types of swaps such as credit default (funded and unfunded), inflation index, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Funds are subject to credit risk in the normal course of pursuing its investment objective through its investments in credit default swap contracts. The Funds may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Funds’ maximum risk of loss from counterparty risk, either as a protection seller or as a protection buyer (undiscounted), is the notional value of the agreement. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A fund investing in CDXs is normally only permitted to take long positions in these instruments.

Inflation index swaps are used to hedge against unexpected changes in the rate of inflation as measured by an inflation index such as the Consumer Price Index. Inflation index swaps are also subject to inflation risk, where such a swap held long by the Funds can potentially lose value if the rate of inflation over the life of the swap is less than the fixed rate that the Fund agrees to pay at the initiation of the swap.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for credit default swaps, inflation index swaps, interest rate swaps, total return swaps, and zero coupon swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive.

The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds adopted the provisions for “Derivatives and Hedging,” which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Additional Investment Risk

Janus Flexible Bond Fund, Janus Global Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund (the “Fixed Income Funds”), and certain underlying funds of the Asset Allocation Funds may be invested in lower-rated debt securities that have a higher risk of default of loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. The Risk-Managed Funds do not intend to invest in high-yield/high-risk bonds.

It is important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Act which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

The Fixed Income Funds, Perkins Value Plus Income Fund, and certain underlying funds of the Asset Allocation Funds may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds and underlying funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds and underlying funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds and underlying funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Funds and underlying funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds and underlying funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds and underlying funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended March 31, 2012 are indicated in the table below:

Fund	Average Monthly Value	Rates
Janus Flexible Bond Fund	$39,227,635	4.2500% - 5.0000%
Janus Global Bond Fund	34,110	4.5000%
Janus High-Yield Fund	82,979,700	4.5000% - 11.5000%
Janus Short-Term Bond Fund	81,228,892	1.4913% - 6.2500%
Perkins Value Plus Income Fund	151,673	4.5000% - 5.0000%

Borrowing

An underlying fund, Janus Global Market Neutral Fund, of the Asset Allocation Funds may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, Janus Global Market Neutral Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient Fund holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Janus Global Market Neutral Fund may also borrow money to meet redemptions in order to avoid forced, unplanned sales of Fund securities or for other temporary or emergency purposes. This allows Janus Global Market Neutral Fund greater flexibility to buy and sell Fund securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Global Market Neutral Fund involves special risk considerations that may not be associated with other Funds that may only borrow for temporary or emergency purposes. Because substantially all of Janus Global Market Neutral Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of Janus Global Market Neutral Fund’s agreement with its lender, the NAV per share of Janus Global Market Neutral Fund will tend to increase more when its Fund securities increase in value and decrease more when its Fund securities decrease in value than would otherwise be the case if Janus Global Market Neutral Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, Janus Global Market Neutral Fund might have to sell Fund securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that Janus Global Market Neutral Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of Janus Global Market Neutral Fund compared with what it would have been without leverage.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of their investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Funds’ performance.

Exchange-Traded Funds

The Funds, except the Money Market Funds, may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes

The Funds, except the Mathematical Funds and the Money Market Funds, may invest directly in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Fund’s total return. The Funds may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadvisers, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds’ right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds’ decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

The Fixed Income Funds and certain underlying funds, particularly Janus Balanced Fund and Janus Global Market Neutral Fund, of the Asset Allocation Funds, may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds and underlying funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fixed Income Funds and underlying funds may receive fees such as covenant waiver fees or prepayment penalty fees. The Fixed Income Funds and underlying funds may pay fees such as facility fees. Such fees may affect a Fund’s return.

Initial Public Offerings

The Funds, except the Asset Allocation Funds and the Money Market Funds, may invest in initial public offerings (“IPOs”). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission (“SEC”), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund’s total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Investment in Subsidiary

To qualify as a regulated investment company under the Internal Revenue Code (“IRC”), 90% of Janus Real Return Allocation Fund’s income must be from certain qualified sources. Direct investment in many commodities-related investments generates income that is not from a qualifying source for purposes of meeting this 90% test. The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in the Subsidiary, and which is generally subject to the same investment policies and restrictions of the Fund. The Subsidiary may invest without limitation in commodity index-linked swaps, commodity futures, commodity-linked notes, and other commodity-linked derivative instruments. The Subsidiary may also invest in fixed-income securities and other investments which may serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Income or net capital gains from the Fund’s investment in the Subsidiary would be treated as ordinary income to the Fund. Janus Capital is the adviser to the Subsidiary and Armored Wolf is the Subsidiary’s subadviser. The Subsidiary will not be subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction. The Fund has applied for a private letter ruling confirming that income produced by the Fund’s investment in the Subsidiary and that income from certain commodity-related investments constitutes qualifying income to the Fund. There is no guarantee that a favorable private letter ruling will be obtained. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund. In particular, unfavorable treatment of the income derived from the Fund’s investment in the Subsidiary could jeopardize the Fund’s status as a regulated investment company under the IRC, which in turn may subject the Fund to higher tax rates and/or penalties. Additionally, the Commodity Futures Trading Commission (“CFTC”) recently proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC and be subject to CFTC rules and regulations. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategies and/or increase the costs of implementing its strategies. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the 1940 Act, and is not subject to all of the provisions of the 1940 Act. As noted above, the Fund has applied for a private letter ruling from the Internal Revenue Service (“IRS”) with respect to the tax treatment of income from its investment in the Subsidiary.

Mortgage- and Asset-Backed Securities

The Funds, except the Asset Allocation Funds and the Mathematical Funds, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage Funds. This mortgage-backed securities purchase program ended in 2010. However, the U.S. Treasury has committed to continue its support for Fannie Mae’s and Freddie Mac’s capital as necessary to prevent them having a negative net worth through at least 2012. However, there is no assurance that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure Fannie Mae’s and Freddie Mac’s continued solvency. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and the Fund’s return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund’s sensitivity to interest rate changes and causing its price to decline.

Mortgage Dollar Rolls

The Fixed Income Funds and certain underlying funds, particularly Janus Global Market Neutral Fund and Janus Global Real Estate Fund, of the Asset Allocation Funds, may enter into “mortgage dollar rolls.” In a “mortgage dollar roll” transaction, the Funds and underlying funds sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Funds and underlying funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Funds’ and underlying funds’ obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds maintained in a segregated account. To the extent that the Funds and underlying funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the porfolio managers’ ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds and underlying funds are required to purchase may decline below the agreed upon repurchase price.

Real Estate Investing

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities such as foreign entities that have REIT characteristics.

Repurchase and Reverse Repurchase Agreements

The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, the Funds purchase a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.”

Reverse repurchase agreements are transactions in which the Funds sell a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. Reverse repurchase agreements involve the risk that the value of securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. Additionally, such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Interest costs on the proceeds received in a reverse repurchase agreement may exceed the return received on the investments made by the Funds with those proceeds, resulting in reduced returns to shareholders. When the Funds enter into a reverse repurchase agreement, it is subject to the risk that the buyer (counterparty) may default on its obligations to the Funds. In the event of such a default, the Funds may experience delays, costs, and loss, all of which may reduce returns to shareholders. Investing reverse repurchase proceeds may also have a leveraging effect on the Funds’ portfolio. The Funds’ use of leverage can magnify the effect of any gains or losses, causing the Funds to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy used by the Funds will be successful.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Funds may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. The Funds may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1⁄3 of their total assets as determined at the time of the loan origination. When the Funds lend their securities, they receive collateral (including cash collateral), at least equal to the value of securities loaned. The Funds may earn income by investing this collateral in one or more affiliated or nonaffiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Funds may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Funds may experience delays and costs in recovering the security or gaining access to the collateral provided to the Funds to collateralize the loan. If the Funds are unable to recover a security on loan, the Funds may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Funds. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

The borrower pays fees at the Funds’ direction to Deutsche Bank AG (the “Lending Agent”). The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable). The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations (if applicable).

The Funds did not have any securities on loan during the period.

Securities Traded on a To-Be-Announced Basis

The Fixed Income Funds and certain underlying funds, particularly Janus Balanced Fund, Janus Global Market Neutral Fund, and Janus Global Real Estate Fund, of the Asset Allocation Funds, may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds and underlying funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Funds, except the Asset Allocation Funds, the Mathematical Funds, and the Money Market Funds, may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds, except the Asset Allocation Funds, the Mathematical Funds, and the Money Market Funds, may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which a Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by restricted cash or other securities, which are denoted on the Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds’ losses are theoretically unlimited.

Sovereign Debt

Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which a Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

The Funds, except the Asset Allocation Funds, may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of March 31, 2012 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
INTECH Global Dividend Fund	$6,971,722	$499,857	$(65,431)	$434,426
INTECH International Fund(1)	35,984,197	2,309,456	(600,304)	1,709,152
INTECH U.S. Core Fund(2)	280,273,101	73,846,371	(3,229,312)	70,617,059
INTECH U.S. Growth Fund(3)	248,446,917	76,664,840	(1,526,943)	75,137,897
INTECH U.S. Value Fund(4)	84,781,572	16,983,943	(822,844)	16,161,099
Janus Conservative Allocation Fund	226,333,997	18,441,875	(437,117)	18,004,758
Janus Flexible Bond Fund	4,823,581,886	132,023,555	(10,985,492)	121,038,063
Janus Global Bond Fund	35,574,978	633,721	(201,733)	431,988
Janus Government Money Market Fund	187,523,209	-	-	-
Janus Growth Allocation Fund	215,416,703	27,375,125	(459,283)	26,915,842
Janus High-Yield Fund	2,079,786,495	93,229,661	(16,285,753)	76,943,908
Janus Moderate Allocation Fund	252,145,876	27,076,050	(153,258)	26,922,792
Janus Money Market Fund	1,265,540,797	-	-	-
Janus Real Return Fund	42,361,216	1,765,731	(568,857)	1,196,874
Janus Short-Term Bond Fund	2,938,883,689	35,323,613	(2,455,056)	32,868,557
Janus World Allocation Fund	6,145,454	653,219	(56,245)	596,974
Perkins Large Cap Value Fund	133,529,257	17,187,924	(1,878,619)	15,309,305
Perkins Mid Cap Value Fund	12,297,280,322	2,059,817,916	(402,847,907)	1,656,970,009
Perkins Select Value Fund	61,850,391	5,305,134	(333,301)	4,971,833
Perkins Small Cap Value Fund	2,801,110,974	300,348,545	(123,906,852)	176,441,693
Perkins Value Plus Income Fund	45,194,493	2,874,687	(744,091)	2,130,596

(1)	Formerly named INTECH Risk- Managed International Fund.
(2)	Formerly named INTECH Risk- Managed Core Fund.
(3)	Formerly named INTECH Risk- Managed Growth Fund.
(4)	Formerly named INTECH Risk- Managed Value Fund.

Money Market Investments

Pursuant to the 1940 Act and rules promulgated thereunder, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the “Investing Funds”). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Investing Funds’ ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Investing Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended March 31, 2012, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

	Purchases	Sales	Dividend	Value
	Shares/Cost	Shares/Cost	Income	at 3/31/12
Janus Cash Liquidity Fund LLC
INTECH Global Dividend Fund	$ 6,887,120	$(6,816,000)	$ 132	$ 71,120
INTECH International Fund	22,191,685	(41,195,347)	663	241,338
INTECH U.S. Core Fund	26,108,212	(24,793,939)	1,296	2,634,085
INTECH U.S. Growth Fund	35,969,979	(37,641,979)	1,240	1,826,000
INTECH U.S. Value Fund	7,671,386	(6,843,386)	450	828,000
Janus Flexible Bond Fund	2,726,061,473	(2,460,494,000)	129,318	307,314,473
Janus Global Bond Fund	67,531,953	(66,177,907)	1,041	2,817,012
Janus High-Yield Fund	922,068,084	(917,606,000)	80,302	132,876,863
Janus Real Return Allocation Fund	28,298,482	(27,847,255)	6,747	7,896,255
Janus Short-Term Bond Fund	1,455,558,028	(1,506,271,419)	69,952	71,506,826
Perkins Value Plus Income Fund	20,236,829	(19,873,658)	930	1,208,510
	$ 5,318,783,231	$ (5,115,560,890)	$ 292,071	$ 529,220,481

Affiliated Fund of Funds Transactions

The Asset Allocation Funds may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended March 31, 2012, the following Fund had the following affiliated purchases and sales:

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 3/31/12
Janus Growth Allocation Fund
INTECH International Fund(1) - Class I Shares	1,435,956	$ 9,502,599	(197,027)	$ (1,370,285)	$(205,391)	$146,725	$17,934,676
INTECH U.S. Growth Fund(2) - Class I Shares	83,840	1,114,142	(206,716)	(2,781,986)	(81,805)	188,504	22,732,077
INTECH U.S. Value Fund(3) - Class I Shares	154,010	1,469,986	(372,587)	(3,679,802)	(354,774)	434,256	25,605,149
Janus Contrarian Fund - Class I Shares	2	20	(149,700)	(1,750,000)	(171,358)	20	1,345,674
Janus Emerging Market Fund- Class I Shares	271,692	2,407,195	(910)	(8,011)	(56)	-	2,388,298
Janus Flexible Bond Fund - Class I Shares	232,386	2,465,000	(702,937)	(7,424,321)	222,997	921,315	27,506,279
Janus Fund - Class I Shares	11,540	328,792	(18,200)	(513,857)	(20,393)	45,339	7,618,196
Janus Global Bond Fund - Class I Shares	279,622	2,889,714	(71,127)	(742,544)	2,959	269,026	11,139,253
Janus Global Real Estate Fund - Class I Shares	300,789	2,441,853	(98,102)	(866,918)	(51,808)	127,185	8,544,121
Janus Global Select Fund - Class I Shares	1,183	11,139	-	-	-	11,139	1,242,595
Janus High-Yield Fund - Class I Shares	9,658	85,235	(76,023)	(650,000)	(376)	85,235	1,395,601
Janus International Equity Fund - Class I Shares	156,358	1,610,241	(446,138)	(4,555,428)	(590,782)	476,429	30,381,354
Janus Overseas Fund - Class I Shares	59,279	2,031,155	(51,603)	(1,970,285)	(536,273)	-	18,785,237
Janus Research Fund - Class I Shares	22,797	665,297	(35,538)	(1,027,714)	(13,219)	98,391	13,696,063
Janus Short-Term Bond Fund - Class I Shares	85,259	261,545	(110,171)	(338,231)	(3,299)	68,630	3,941,433
Janus Triton Fund - Class I Shares	19,140	318,787	(20,534)	(342,571)	(5,783)	10,134	4,062,186
Janus Twenty Fund - Class D Shares	34,437	1,805,699	(46,189)	(2,658,612)	(11,718)	17,164	10,605,781
Perkins Large Cap Value Fund - Class I Shares	241,210	3,072,176	(130,672)	(1,712,856)	(135,937)	628,773	23,607,537
Perkins Mid Cap Value Fund - Class I Shares	27,831	576,224	(15,849)	(342,571)	(21,323)	74,056	5,037,433
Perkins Small Cap Value Fund - Class I Shares	35,078	736,817	(15,366)	(342,571)	(29,335)	184,065	4,763,602
		$33,793,616	$(33,078,563)		$(2,007,674)	$3,786,386	$242,332,545

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 3/31/12
Janus Moderate Allocation Fund
INTECH International Fund(1) - Class I Shares	1,065,118	$7,052,137	(134,617)	$(936,105)	$(140,259)	$ 106,840	$12,680,278
INTECH U.S. Growth Fund(2) - Class I Shares	135,593	1,792,053	(101,559)	(1,310,548)	(85,661)	148,637	19,884,473
INTECH U.S. Value Fund(3) - Class I Shares	205,031	1,955,831	(365,923)	(3,522,211)	(391,789)	465,238	28,499,322
Janus Emerging Market Fund- Class I Shares	158,457	1,403,929	(332)	(2,919)	(18)	-	1,394,667
Janus Flexible Bond Fund - Class I Shares	1,085,670	11,541,897	(1,304,515)	(13,866,906)	(154,360)	2,735,113	91,904,304
Janus Fund - Class I Shares	11,932	337,829	(43,089)	(1,224,442)	(9,062)	39,710	6,441,021
Janus Global Real Estate Fund - Class I Shares	238,867	1,942,574	(224,137)	(2,055,189)	94,775	92,383	4,984,426
Janus Global Select Fund - Class I Shares	1,196	11,270	(143,908)	(1,490,000)	454,627	11,270	623,886
Janus Growth and Income Fund - Class I Shares	2	52	(19,448)	(543,210)	(3,749)	52	-
Janus High-Yield Fund - Class I Shares	10,498	92,688	(29,240)	(250,000)	(17,452)	92,688	1,672,545
Janus International Equity Fund - Class I Shares	229,515	2,323,304	(224,842)	(2,384,990)	(219,916)	381,770	25,013,950
Janus Overseas Fund - Class I Shares	48,736	1,687,007	(48,042)	(1,800,948)	(211,739)	-	13,874,416
Janus Research Fund - Class I Shares	27,342	793,498	(74,382)	(2,101,051)	(108,356)	104,203	13,385,365
Janus Short-Term Bond Fund - Class I Shares	747,199	2,296,695	(304,459)	(936,106)	(9,717)	226,506	14,575,983
Janus Triton Fund - Class I Shares	27,843	463,785	(22,916)	(374,442)	(25,531)	12,932	5,295,157
Janus Twenty Fund - Class D Shares	19,966	1,056,396	(6,270)	(374,442)	(43,100)	9,017	5,983,352
Perkins Large Cap Value Fund - Class I Shares	500,952	6,328,352	(135,466)	(1,757,369)	(160,780)	706,762	27,062,729
Perkins Small Cap Value Fund - Class I Shares	49,061	1,030,670	(66,608)	(1,474,442)	(113,473)	246,121	5,792,794
		$42,109,967	$(36,405,320)	$(1,145,560)	$5,379,242		$279,068,668

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 3/31/12
Janus Conservative Allocation Fund
INTECH International Fund(1) - Class I Shares	373,550	$2,492,848	(28,986)	$ (201,541)	$(30,459)	$ 35,320	$4,499,531
INTECH U.S. Growth Fund(2) - Class I Shares	176,895	2,334,330	(45,680)	(604,623)	(39,116)	111,746	15,210,419
INTECH U.S. Value Fund(3) - Class I Shares	330,780	3,144,024	(142,800)	(1,406,165)	(133,834)	313,912	20,427,048
Janus Contrarian Fund - Class I Shares	-	-	(582)	(8,330)	3,457	-	-
Janus Flexible Bond Fund - Class I Shares	2,426,724	25,805,533	(879,181)	(9,340,840)	(124,210)	3,584,721	127,604,954
Janus Fund - Class I Shares	25,962	733,262	(7,092)	(201,541)	(15,814)	25,734	4,640,263
Janus Global Real Estate Fund - Class I Shares	46,314	393,584	(11,739)	(100,771)	(13,861)	39,820	2,209,468
Janus Global Select Fund - Class I Shares	389	3,663	(35,786)	(412,974)	96,007	3,663	-
Janus Growth and Income Fund - Class I Shares	214	6,050	(32,727)	(1,125,173)	256,697	6,050	-
Janus High-Yield Fund - Class I Shares	6,417	56,680	-	-	-	56,680	1,074,618
Janus International Equity Fund - Class I Shares	209,505	2,151,488	(48,067)	(503,853)	(53,314)	182,668	12,765,779
Janus Overseas Fund - Class I Shares	28,720	1,021,086	(5,300)	(201,541)	(73,246)	-	5,080,897
Janus Research Fund - Class I Shares	60,299	1,734,192	(13,839)	(403,082)	(31,057)	69,136	10,269,986
Janus Short-Term Bond Fund - Class I Shares	900,212	2,761,743	(229,896)	(705,394)	(6,724)	256,936	15,898,713
Janus Triton Fund - Class I Shares	50,802	846,836	(12,009)	(201,541)	(16,254)	10,875	4,679,913
Perkins Large Cap Value Fund - Class I Shares	401,037	5,133,459	(53,650)	(705,394)	(62,927)	436,935	17,961,454
Perkins Small Cap Value Fund - Class I Shares	26,472	568,904	(4,519)	(100,771)	(14,048)	72,282	2,015,712
		$49,187,682	$(16,223,534)		$(258,703)	$5,206,478	$244,338,755

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 3/31/12
Janus World Allocation Fund(4)
INTECH International Fund(1) - Class I Shares	1,267	$ 8,848	(7,842)	$(53,968)	$ (6,115)	$ 1,344	$137,403
INTECH U.S. Growth Fund(2) - Class I Shares	680	9,152	(5,282)	(69,508)	4,120	1,559	168,290
INTECH U.S. Value Fund(3) - Class I Shares	1,132	10,930	(7,475)	(70,950)	(869)	3,166	171,125

Janus Cash Liquidity Fund LLC	239,064	239,064	(386,194)	(386,194)	-	52	-
Janus Contrarian Fund - Class I Shares	453	5,851	(14,356)	(173,102)	5,149	2	67,827
Janus Flexible Bond Fund - Class I Shares	5,263	55,957	(102,474)	(1,090,722)	73,182	20,395	203,085
Janus Forty Fund - Class I Shares	328	10,857	(11,585)	(369,098)	16,460	1,519	102,266
Janus Global Bond Fund - Class I Shares	114,512	1,187,118	(31,992)	(332,446)	3,054	26,548	1,150,714
Janus Global Life Sciences Fund - Class I Shares	664	17,038	(5,813)	(146,475)	6,567	643	352,268
Janus Global Market Neutral Fund - Class I Shares	1,507	13,649	(3,910)	(36,802)	(3,816)	8,522	73,373
Janus Global Real Estate Fund - Class I Shares	1,108	9,522	(11,123)	(98,995)	(5,380)	2,687	77,937
Janus Global Select Fund - Class I Shares	6,380	70,206	(23,600)	(241,914)	(43,402)	6,236	637,995
Janus Global Technology Fund - Class I Shares	4,039	75,771	(6,815)	(113,355)	(8,983)	-	374,854
Janus Growth and Income Fund - Class I Shares	-	1	(5)	(170)	47	1	-
Janus High-Yield Fund - Class I Shares	2,664	23,588	(10,034)	(88,828)	(3,499)	13,328	206,345
Janus International Equity Fund - Class I Shares	5,823	58,993	(18,074)	(187,695)	(21,533)	7,831	484,670
Janus Overseas Fund - Class I Shares	4,435	160,845	(5,977)	(225,413)	(51,723)	-	675,576
Janus Research Fund - Class I Shares	52	1,520	(1,590)	(44,919)	1,751	407	48,361
Janus Short-Term Bond Fund - Class I Shares	4,826	14,814	(26,359)	(80,828)	(145)	4,120	204,208
Janus Triton Fund - Class I Shares	1,094	18,402	(4,795)	(80,884)	1,979	635	230,177
Perkins Global Value Fund - Class I Shares	30,318	361,031	(10,542)	(125,765)	(7,596)	9,444	534,976
Perkins Large Cap Value Fund - Class I Shares	1,703	21,732	(1,769)	(23,298)	(411)	1,454	62,366
Perkins Mid Cap Value Fund - Class I Shares	1,042	21,792	(2,732)	(59,204)	(3,365)	2,588	162,891
Perkins Small Cap Value Fund - Class I Shares	1,025	21,695	(2,038)	(45,666)	(4,435)	5,152	123,631
		$2,418,376	$(4,146,199)		$(48,963)	$117,633	$6,250,338

(1) Formerly named INTECH Risk-Managed International Fund.

(2) Formerly named INTECH Risk-Managed Growth Fund.

(3) Formerly named INTECH Risk-Managed Value Fund.

(4) Formerly named Janus Dynamic Allocation Fund.

Valuation Inputs Summary

In accordance with FASB guidance, the Funds utilize the "Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2012 to value each Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" on the Notes to Schedules of Investments (if applicable).

The Funds adopted FASB Accounting Standards Update “Fair Value Measurements and Disclosures” (the “Update”). This Update applies to a Funds’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2012.

Fund	Transfers In Level 1 to Level 2	Transfers Out Level 2 to Level 1
INTECH International Fund (1)	$ --	$ 19,217,227
INTECH U.S. Growth Fund (2)	1,127,100	--
Perkins Mid Cap Value Fund	71,400,000	110,024,896
Perkins Small Cap Value Fund	22,950,000	--
Perkins Value Plus Income Fund	--	410,288

(1) Formerly named INTECH Risk-Managed International Fund.

(2) Formerly named INTECH Risk-Managed Growth Fund.

Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the fiscal year and no factor was applied at the end of the period.

Financial assets were transferred from Level 1 to Level 2 since the security halted trading and was valued by the Funds’ Global Pricing Committee.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

In May 2011, the FASB issued Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” The Accounting Standards Update requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The Accounting Standards Update was effective for interim and annual periods beginning after December 15, 2011. The Company adopted this new guidance and there was no material impact of the Funds’ financial statements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Funds shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Funds may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Funds are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Funds when measuring fair value (for example, when a Fund uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Funds cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Funds.

In addition, the Accounting Standards Update requires the Funds to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized with Level 3 of the fair value hierarchy.

The significant unobservable inputs used in the fair value measurement of the securities include but are not limited to:

• Liquidity - changes to the liquidity market can have an impact on venture capital investments if additional cash is needed

• Market conditions - market conditions may impact revenues, potential customers, the ability to raise cash, and the business climate

• Company specific news - product development progress, staff changes, etc. may indicate progress or setbacks in development of the company

• Fund manager/analyst commentary - valuation/net present value models, conference feedback, conversations with management, and market overviews add data to be used in fair value reviews

• Other - grey market trading activity and sector performance can provide fair value price indications

In general, any significant or non-significant event, and/or any significant increases or decreases in any of those inputs in isolation could result in a significantly lower or higher fair value measurement.

Subsequent Events

Effective April 2, 2012, the 2.00% redemption fee charged by INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, INTECH U.S. Value Fund and Janus High-Yield Fund, upon the sale or exchange of Class D Shares, Class I Shares, Class R Shares, Class S Shares, or Class T Shares within 90 days of purchase or exchange was eliminated and is no longer charged by the Funds.

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2012 and through the date of issuance of the Funds’ financial statements and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as ameneded ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: May 30, 2012

By: /s/ Jesper Nergaard

Jesper Nergaard,

Vice President, Chief Financial Officer, Treasurer and Principal

Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: May 30, 2012